UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Randall W. Merk
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2010 — March 31, 2010

Item 1.	Schedule of Investments.

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fund™
Portfolio Holdings As of March 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

95.9%	Municipal Securities	2,251,154	2,251,154

95.9%	Total Investments	2,251,154	2,251,154
4.1%	Other Assets and Liabilities, Net		97,279

100.0%	Net Assets		2,348,433

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 95.9% of net assets

New York 94.0%

Albany IDA
Refunding IDRB (United Cerebral Palsy Assoc-Capital District)
Series 1997B
0.33%, 04/01/10 (a)(b)	7,210	7,210
Amherst
BAN 2009
0.75%, 07/20/10	10,200	10,238
Amherst IDA
Civic Facility RB (Daemen College)
Series 2006B
0.30%, 04/01/10 (a)(b)	16,420	16,420
Bay Shore Union Free SD
TAN 2009-2010 Taxes
0.44%, 06/25/10	10,500	10,526
Broome Cnty IDA
Civic Facility RB (Methodist Homes for the Aging)
Series 2003
0.29%, 04/07/10 (a)(b)	2,235	2,235
Dutchess Cnty IDA
Civic Facility RB (Marist College Civic Facility)
Series 1999A
0.29%, 04/01/10 (a)(b)	4,420	4,420
East Rochester Housing Auth
RB (Park Ridge Nursing Home)
Series 2008
0.29%, 04/01/10 (a)(b)	9,375	9,375
Elwood Union Free SD
TAN 2009
0.53%, 06/25/10	13,000	13,029
Erie Cnty Fiscal Stability Auth
BAN
Series 2009A
0.59%, 05/19/10	10,575	10,591
Erie Cnty Tobacco Asset Securitization Corp
Tobacco Settlement Sr Asset-Backed Bonds
Series 2000A
0.37%, 07/15/10 (b)	1,000	1,027
0.53%, 07/15/10 (b)	375	385
0.60%, 07/15/10 (b)	6,325	6,486
Tobacco Settlement Sub Asset-Backed Bonds
Series 2000A
0.54%, 07/15/10 (b)	1,250	1,284
0.60%, 07/15/10 (b)	1,635	1,675
Tobacco Settlement Sub Asset-Backed Bonds
Series 2000B
0.57%, 07/15/10 (b)	200	206
Greece
BAN 2009
0.85%, 10/01/10	6,398	6,435
Hauppauge Union Free SD
TAN 2009-2010
0.52%, 06/25/10	24,500	24,584
Herkimer Cnty IDA
Civic Facility RB (Templeton Foundation)
Series 2000
0.49%, 04/01/10 (a)(b)	1,155	1,155
Kings Park Central SD
BAN 2009
0.78%, 09/10/10	3,535	3,546
Lancaster IDA
Civic Facility RB (2000 GreenField Manor)
0.29%, 03/31/10 (a)(b)	10,230	10,230
Long Island Power Auth
CP Notes
Series CP-1
0.31%, 08/03/10 (b)	17,200	17,200
Electric System General RB
Series 2003J
0.33%, 04/05/10 (a)(b)(c)	11,250	11,250
Electric System General RB
Series 2004A
0.30%, 04/01/10 (a)(b)(c)(d)	22,275	22,275
Electric System General RB
Series 2006C
0.28%, 04/01/10 (a)(b)(c)(d)	6,500	6,500
Longwood Central SD
TAN 2009-2010
0.44%, 06/25/10	25,000	25,076
Madison Cnty IDA
Civic Facility RB (Colgate Univ)
Series 2005A
0.28%, 04/01/10 (a)(b)(c)(d)	11,845	11,845
Mamaroneck
BAN
Series 2009J
0.52%, 08/18/10	2,475	2,482
BAN
Series 2009K
0.41%, 12/22/10	13,000	13,079

1

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds
Series 2008A
0.31%, 04/01/10 (a)(b)(c)	42,240	42,240
Transportation RB
Series 2002A
0.59%, 04/01/10 (a)(b)(c)(d)	7,250	7,250
Transportation RB
Series 2003A
0.30%, 04/01/10 (a)(b)(c)(d)	10,195	10,195
Transportation RB
Series 2005B
0.28%, 04/01/10 (a)(b)(c)(d)	4,995	4,995
Transportation RB
Series 2007A
0.30%, 04/01/10 (a)(b)(c)(d)	31,000	31,000
Transportation Refunding RB
Series 2002D2
0.33%, 04/01/10 (a)(b)(c)	10,780	10,780
Monroe Cnty IDA
Civic Facility RB (Action for a Better Community)
Series 2004
0.39%, 04/02/10 (a)(b)	1,835	1,835
Nassau Cnty
GO TAN
Series 2009A
0.34%, 09/15/10	20,000	20,106
Nassau Cnty IDA
RB (Amsterdam at Harborside)
Series 2007C
0.27%, 04/07/10 (a)(b)	22,065	22,065
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2008D1
0.29%, 04/07/10 (a)(c)	52,000	52,000
Nassau Health Care Corp
Bonds
Series 2009C1
0.25%, 05/28/10 (b)	12,275	12,275
Bonds
Series 2009C2
0.20%, 04/07/10 (b)	21,930	21,930
New York City
GO Bonds Fiscal 2002
Series E
0.57%, 08/01/10	150	152
GO Bonds Fiscal 2002
Series G
0.43%, 08/01/10	985	1,002
GO Bonds Fiscal 2003
Series C
0.47%, 08/01/10	950	965
GO Bonds Fiscal 2003
Series J
0.75%, 06/01/10	250	252
GO Bonds Fiscal 2004
Series A
0.48%, 08/01/10	1,530	1,553
GO Bonds Fiscal 2004
Series F
0.30%, 04/01/10 (a)(c)(d)	105,000	105,000
GO Bonds Fiscal 2004
Series G
0.48%, 08/01/10	4,890	4,964
GO Bonds Fiscal 2004
Series H6
0.30%, 04/07/10 (a)(b)	10,000	10,000
GO Bonds Fiscal 2004
Series I
0.44%, 08/01/10	515	523
GO Bonds Fiscal 2004
Series J
0.28%, 04/01/10 (a)(c)(d)	7,670	7,670
GO Bonds Fiscal 2005
Series B
0.43%, 08/01/10	420	426
GO Bonds Fiscal 2005
Series C3
0.29%, 04/01/10 (a)(c)(d)	12,700	12,700
GO Bonds Fiscal 2005
Series E
0.46%, 11/01/10	400	411
GO Bonds Fiscal 2005
Series G
0.28%, 04/01/10 (a)(c)(d)	7,555	7,555
GO Bonds Fiscal 2005
Series G&O
0.28%, 04/01/10 (a)(c)(d)	21,915	21,915
GO Bonds Fiscal 2005
Series H
0.73%, 08/01/10	175	177
GO Bonds Fiscal 2005
Series J
0.28%, 04/01/10 (a)(c)(d)	7,015	7,015
GO Bonds Fiscal 2005
Series O
0.30%, 04/01/10 (a)(c)(d)	7,000	7,000
GO Bonds Fiscal 2006
Series G
0.47%, 08/01/10	500	507
GO Bonds Fiscal 2006
Series I7
0.29%, 04/07/10 (a)(b)	16,000	16,000
GO Bonds Fiscal 2007
Series D
0.56%, 02/01/11	760	788
GO Bonds Fiscal 2008
Series C1
0.47%, 10/01/10	1,000	1,018
GO Bonds Fiscal 2008
Series E
0.29%, 04/01/10 (a)(c)(d)	18,695	18,695
GO Bonds Fiscal 2008
Series J3
0.32%, 04/01/10 (a)(b)	1,800	1,800
GO Bonds Fiscal 2008
Series J6
0.36%, 04/01/10 (a)(b)	6,040	6,040
GO Bonds Fiscal 2009
Series A1
0.44%, 08/15/10	750	760
GO Bonds Fiscal 2009
Series D
0.55%, 08/01/10	200	202

2

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
GO Bonds Fiscal 2009
Series H1
0.31%, 04/01/10 (a)(c)(d)	8,250	8,250
0.75%, 03/01/11	200	208
GO Bonds Fiscal 2009
Series I1
0.28%, 04/01/10 (a)(c)(d)	14,740	14,740
GO Bonds Fiscal 2009
Series J1
0.28%, 04/01/10 (a)(c)(d)	4,250	4,250
GO Bonds Fiscal 2009
Series K
0.57%, 08/01/10	140	141
New York City Housing Development Corp
M/F Housing RB
Series 2008M
0.55%, 10/01/10	9,000	9,000
M/F Housing RB
Series 2009B3
0.35%, 06/01/10 (b)	17,145	17,145
M/F Housing RB
Series 2009C1
0.28%, 04/01/10 (a)(c)(d)	6,000	6,000
M/F Housing RB
Series 2009E2
0.33%, 09/15/10 (b)	13,000	13,000
M/F Housing RB
Series 2009H
0.55%, 07/01/10	18,600	18,600
M/F Housing RB
Series 2009L
0.40%, 12/15/10 (b)	4,100	4,100
M/F Mortgage RB
Series 2010A
0.32%, 04/01/10 (a)(c)(d)	35,750	35,750
M/F Rental RB (Related-Monterey)
Series 1997A
0.28%, 04/07/10 (a)(b)	9,880	9,880
New York City IDA
Civic Facility RB (New York Law School)
Series 2006B1
0.38%, 04/01/10 (a)(b)	6,300	6,300
Civic Facility RB (New York Univ)
Series 2001
0.30%, 04/01/10 (a)(c)(d)	6,530	6,530
New York City Municipal Water Finance Auth
CP
Series 5
0.32%, 05/03/10	18,020	18,020
0.30%, 06/02/10	20,000	20,000
0.24%, 06/15/10	9,000	9,000
0.33%, 07/07/10	37,000	37,000
Crossover Refunding Bond
Series 2002E
0.28%, 04/01/10 (a)(c)(d)	8,590	8,590
Extendible CP Notes
Series 7
0.30%, 05/13/10	24,000	24,000
Extendible CP Notes
Series 8
0.30%, 06/09/10	25,200	25,200
Water & Sewer System RB
Series 2003E
0.28%, 04/01/10 (a)(c)(d)	4,995	4,995
Water & Sewer System RB Fiscal 2004
Series C
0.28%, 04/01/10 (a)(b)(c)(d)	5,000	5,000
Water & Sewer System RB Fiscal 2005
Series D
0.28%, 04/01/10 (a)(c)(d)	5,140	5,140
0.28%, 04/01/10 (a)(c)(d)	1,445	1,445
0.28%, 04/01/10 (a)(c)(d)	5,420	5,420
Water & Sewer System RB Fiscal 2006
Series A
0.28%, 04/01/10 (a)(b)(c)(d)	10,000	10,000
0.29%, 04/01/10 (a)(c)(d)	8,445	8,445
0.30%, 04/01/10 (a)(c)(d)	7,000	7,000
Water & Sewer System RB Fiscal 2007
Series A
0.28%, 04/01/10 (a)(c)(d)	5,500	5,500
Water & Sewer System RB Fiscal 2009
Series AA
0.28%, 04/01/10 (a)(c)(d)	7,295	7,295
Water & Sewer System RB Fiscal 2009
Series DD
0.30%, 04/01/10 (a)(c)(d)	5,205	5,205
Water & Sewer System RB Fiscal 2009
Series FF2
0.28%, 04/01/10 (a)(c)(d)	8,000	8,000
0.29%, 04/01/10 (a)(c)(d)	24,000	24,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007
Series S1
0.28%, 04/01/10 (a)(b)(c)(d)	9,950	9,950
Building Aid RB Fiscal 2007
Series S2
0.32%, 04/01/10 (a)(b)(c)(d)	14,590	14,590
Building Aid RB Fiscal 2009
Series S4
0.50%, 09/01/10 (b)(c)(d)	16,435	16,435
Building Aid RB Fiscal 2009
Series S5
0.50%, 09/01/10 (b)(c)(d)	18,080	18,080
Future Tax Secured Sr Refunding Bonds Fiscal 2005
Series A1
0.34%, 11/01/10	2,400	2,465
Future Tax Secured Bonds Fiscal 2010
Series A1
0.28%, 04/01/10 (a)(c)(d)	11,000	11,000
Future Tax Secured Sub Bonds Fiscal 2007
Series C1
0.31%, 04/01/10 (a)(c)(d)	6,000	6,000
Future Tax Secured Sub Bonds Fiscal 2010
Series F5
0.24%, 04/07/10 (a)(b)	20,000	20,000
New York City Trust for Cultural Resources
RB (Museum of Modern Art)
Series 2001-1D
0.30%, 04/01/10 (a)(c)(d)	4,015	4,015

3

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Refunding RB (American Museum of Natural History)
Series 2004A
0.32%, 04/01/10 (a)(c)(d)	3,745	3,745
Refunding RB (Museum of Modern Art)
Series 2008-1A
0.55%, 08/01/10 (d)	9,000	9,058
New York Liberty Development Corp
RB (World Trade Center)
Series 2009A
0.50%, 01/17/11 (b)	15,000	15,000
New York State Dormitory Auth
CP Notes (Cornell Univ)
0.27%, 06/09/10	6,155	6,155
Hospital RB (New York & Presbyterian Hospital)
Series 2007
0.30%, 04/01/10 (a)(b)(c)(d)	9,900	9,900
Insured RB (New York Univ)
Series 2001A
0.53%, 07/01/10	2,525	2,556
RB (Cornell Univ)
Series 2006A
0.29%, 04/01/10 (a)(c)(d)	9,865	9,865
RB (D’Youville College)
Series 2008
0.39%, 04/01/10 (a)(b)	5,340	5,340
RB (Fordham Univ)
Series 2008A1
0.33%, 04/07/10 (a)(b)	2,125	2,125
RB (Fordham Univ)
Series 2008A2
0.33%, 04/07/10 (a)(b)	7,955	7,955
RB (Mental Health Service Facilities)
Series 2007D
0.43%, 08/15/10	455	463
RB (Mental Health Service Facilities)
Series 2009A1
0.55%, 02/15/11	350	361
RB (Mental Health Services Facilities)
Series 2008D
0.57%, 08/15/10	300	304
RB (New York Univ)
Series 2001-2
0.30%, 04/01/10 (a)(c)(d)	3,450	3,450
RB (New York Univ)
Series 2009A
0.27%, 04/01/10 (a)(b)(c)(d)	12,590	12,590
0.28%, 04/01/10 (a)(c)(d)	3,195	3,195
RB (Park Ridge Hospital)
Series 2005
0.29%, 04/01/10 (a)(b)	930	930
RB (Pratt Institute)
Series 2009A
0.29%, 04/01/10 (a)(b)	10,775	10,775
RB (St. John’s Univ)
Series 2008B1
0.29%, 04/01/10 (a)(b)	31,550	31,550
State Personal Income Tax RB
Series 2003A
0.36%, 12/15/10	1,540	1,590
State Personal Income Tax RB
Series 2005F
0.28%, 04/01/10 (a)(c)(d)	9,655	9,655
State Personal Income Tax RB
Series 2008B
0.28%, 04/01/10 (a)(c)(d)	1,245	1,245
State Personal Income Tax Refunding RB
Series 2005B
0.54%, 04/01/10 (a)(c)(d)	8,955	8,955
0.54%, 04/01/10 (a)(c)(d)	5,765	5,765
State Univ Educational Facilities RB
Series 2000
0.52%, 05/15/10 (b)	2,450	2,491
0.52%, 05/15/10 (b)	10,000	10,166
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB
Series 2002B
0.30%, 04/01/10 (a)(c)(d)	9,200	9,200
0.30%, 04/01/10 (a)(c)(d)	24,750	24,750
State Clean Water & Drinking Water Revolving Funds RB
Series 2009A
0.28%, 04/01/10 (a)(c)(d)	1,995	1,995
0.30%, 04/01/10 (a)(c)(d)	10,070	10,070
New York State GO
GO Bonds
Series 2009A
0.28%, 04/01/10 (a)(c)(d)	3,560	3,560
New York State HFA
Housing RB (505 West 37th St)
Series 2009A
0.30%, 04/07/10 (a)(b)	37,120	37,120
Housing RB (600 West 42nd St)
Series 2009A
0.27%, 04/07/10 (a)(b)	79,400	79,400
Service Contract Refunding RB
Series 2003I
0.30%, 04/07/10 (a)(b)	5,000	5,000
Service Contract Refunding RB
Series 2003K
0.48%, 09/15/10	850	868
New York State Local Government Assistance Corp
Bonds
Series 1995C
0.29%, 04/07/10 (a)(b)	8,629	8,629
Sr Lien Refunding Bonds
Series 2007A
0.68%, 04/01/10	10,000	10,000
New York State Mortgage Agency
Homeowner Mortgage RB
Series 159
0.29%, 04/07/10 (a)(c)	6,700	6,700
New York State Power Auth
CP
Series 1
0.22%, 04/06/10	3,746	3,746
0.27%, 06/02/10	11,600	11,600
0.30%, 06/10/10	5,000	5,000
CP
Series 2
0.25%, 04/05/10	2,000	2,000
0.27%, 04/09/10	23,400	23,400
0.29%, 05/06/10	5,630	5,630
0.28%, 06/03/10	14,410	14,410

4

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.25%, 06/14/10	2,500	2,500
0.32%, 06/15/10	6,300	6,300
RB
Series 2007A
0.30%, 04/01/10 (a)(c)(d)	1,900	1,900
New York State Thruway Auth
General RB
Series G
0.33%, 04/01/10 (a)(b)(c)(d)	3,950	3,950
General RB
Series H
0.28%, 04/01/10 (a)(b)(c)(d)	17,640	17,640
0.39%, 04/01/10 (a)(b)(c)(d)	4,645	4,645
New York State Tobacco Settlement Financing Corp
Asset-Backed RB
Series 2003A1
0.53%, 06/01/10	1,680	1,692
Asset-Backed RB
Series 2003A1C
0.34%, 04/01/10 (a)(b)(c)(d)	4,795	4,795
Asset-Backed RB
Series 2003B1
0.63%, 06/01/10	2,215	2,229
Asset-Backed RB
Series 2008A
0.37%, 06/01/10	2,850	2,870
Asset-Backed RB
Series 2008B
1.20%, 06/01/10	17,570	17,680
New York State Urban Development Corp
RB (Correctional & Youth Facilities)
Series 2002A
0.70%, 01/01/11	21,565	22,327
0.72%, 01/01/11	6,210	6,408
Service Contract Refunding RB
Series 2005A
0.47%, 01/01/11	1,000	1,034
Service Contract Refunding RB
Series 2005B
0.42%, 01/01/11	1,150	1,190
Service Contract Refunding RB
Series 2008A1
0.29%, 04/01/10 (a)(b)	11,925	11,925
Service Contract Refunding RB
Series 2008A2
0.31%, 04/01/10 (a)(b)(c)	9,000	9,000
Service Contract Refunding RB
Series 2008A3
0.30%, 04/01/10 (a)(b)(c)	3,500	3,500
State Facilities Refunding RB
Series 1995
0.72%, 04/01/10	2,500	2,500
State Personal Income Tax RB
Series 2004A3C
0.32%, 04/01/10 (a)(c)	3,090	3,090
State Personal Income Tax RB
Series 2005B
0.29%, 04/01/10 (a)(c)(d)	9,195	9,195
State Personal Income Tax RB
Series 2009A1
0.28%, 04/01/10 (a)(c)(d)	4,995	4,995
0.30%, 04/01/10 (a)(c)(d)	2,540	2,540
State Personal Income Tax RB
Series 2009B1
0.29%, 04/01/10 (a)(c)(d)	5,000	5,000
Oceanside Union Free SD
TAN 2009-2010
0.45%, 06/23/10	16,000	16,056
Otsego Cnty IDA
RB (Mary Imogene Bassett Hospital)
Series 2007A
0.39%, 04/01/10 (a)(b)	8,730	8,730
Oyster Bay
BAN
Series 2009B
0.44%, 09/17/10	10,031	10,091
Plainview-Old Bethpage Central SD
TAN 2009-2010 Taxes
0.54%, 06/30/10	9,500	9,528
Port Auth of New York & New Jersey
Consolidated Bonds 135th
Series
0.28%, 04/01/10 (a)(c)(d)	7,290	7,290
Consolidated Bonds 144th
Series
0.28%, 04/01/10 (a)(c)(d)	1,695	1,695
Consolidated Bonds 148th
Series
0.29%, 04/01/10 (a)(c)(d)	25,320	25,320
0.30%, 04/01/10 (a)(c)(d)	36,350	36,350
0.30%, 04/01/10 (a)(c)(d)	8,230	8,230
Consolidated Bonds 156th
Series
0.28%, 04/01/10 (a)(c)(d)	1,400	1,400
Consolidated Bonds 160th
Series
0.30%, 04/01/10 (a)(c)(d)	3,125	3,125
CP
Series B
0.30%, 06/01/10	16,370	16,370
0.30%, 06/02/10	4,800	4,800
0.32%, 07/08/10	13,870	13,870
Putnam Cnty
TAN 2009
0.46%, 11/04/10	17,000	17,105
Sales Tax Asset Receivable Corp
RB Fiscal 2005
Series A
0.32%, 04/01/10 (a)(c)(d)	8,815	8,815
Saratoga Cnty
BAN 2009
0.42%, 07/21/10	18,700	18,789
Schenectady IDA
RB (Sunnyview Hospital & Rehab Center)
Series 2003A
0.30%, 04/01/10 (a)(b)	7,010	7,010

5

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Sunnyview Hospital & Rehab Center)
Series 2003B
0.30%, 04/01/10 (a)(b)	4,295	4,295
St. Lawrence Cnty IDA
Civic Facility Refunding RB (Claxton-Hepburn Medical Center)
Series 2006
0.33%, 04/01/10 (a)(b)	3,560	3,560
Suffolk Cnty
Public Improvement Serial Bonds
Series 2009C
0.42%, 10/15/10	6,965	7,062
TAN
Series 2010
0.35%, 08/12/10	25,000	25,149
TAN 2009
(Series II)
0.40%, 09/09/10	15,000	15,072
Syosset Central SD
TAN 2009-2010
0.40%, 06/25/10	18,000	18,066
Tarrytowns Union Free SD
BAN
Series 2010
0.42%, 02/18/11	19,630	19,730
Tompkins Cnty IDA
Civic Facility RB (Cornell Univ)
Series 2002B
0.28%, 04/01/10 (a)(c)	3,990	3,990
Triborough Bridge & Tunnel Auth
Convention Center Bonds
Series E
0.57%, 01/01/11	560	583
General Purpose RB
Series 2001A
0.30%, 04/01/10 (a)(c)(d)	7,400	7,400
General RB
Series 2008C
0.28%, 04/01/10 (a)(c)(d)	3,735	3,735
General Revenue BAN
Series 2009
0.44%, 11/15/10	10,000	10,097
Sub Refunding RB
Series 2002E
0.30%, 04/01/10 (a)(c)(d)	10,660	10,660
0.33%, 04/01/10 (a)(c)(d)	34,425	34,425
0.29%, 04/07/10 (a)(c)(d)	6,240	6,240
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008A
0.29%, 04/01/10 (a)(b)	7,840	7,840
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008B
0.30%, 04/01/10 (a)(b)	10,000	10,000

		2,207,854

Puerto Rico 1.9%

Puerto Rico
Public Improvement Refunding GO Bonds
Series 2004B1
0.33%, 04/01/10 (a)(b)(c)	3,270	3,270
Puerto Rico Electric Power Auth
Power Refunding RB
Series UU
0.31%, 04/01/10 (a)(b)(c)(d)	4,575	4,575
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.31%, 04/07/10 (a)(b)	13,445	13,445
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.31%, 04/01/10 (a)(b)(c)(d)	22,010	22,010

		43,300

Total Municipal Securities (Cost $2,251,154)		2,251,154

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/10, the tax basis cost of the fund’s investments was $2,251,154.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $906,163 or 38.6% of net assets.

BAN	– Bond anticipation note

CP	– Commercial paper

GO	– General obligation

HFA	– Housing finance agency/authority

IDA	– Industrial development agency/authority

IDRB	– Industrial development revenue bond

M/F	– Multi-family

RB	– Revenue bond

SD	– School district

TAN	– Tax anticipation note

6

Schwab New York AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•	Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.
REG47706MAR10 — 00

7

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund™
Portfolio Holdings As of March 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.5%	Municipal Securities	693,744	693,744

99.5%	Total Investments	693,744	693,744
0.5%	Other Assets and Liabilities, Net		3,807

100.0%	Net Assets		697,551

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 99.5% of net assets

New Jersey 72.3%

Burlington Cnty
BAN
Series 2009A
0.49%, 05/28/10	13,500	13,521
Cliffside Park Borough
BAN
Series 2009C
0.61%, 11/18/10	6,200	6,235
Cranbury Township
BAN 2010
0.44%, 01/14/11	3,318	3,343
East Brunswick Township
BAN
0.43%, 01/07/11	4,438	4,471
BAN 2009
0.54%, 04/28/10	14,400	14,410
Fairfield Township
BAN
0.55%, 02/24/11	4,385	4,423
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds
Series 2003B
0.29%, 04/01/10 (a)(c)(d)	6,000	6,000
Open Space & Farmland Preservation Bonds
Series 2005A
0.29%, 04/01/10 (a)(c)(d)	4,190	4,190
Hudson Cnty Improvement Auth
Guaranteed Pool Notes
Series 2009B1
1.05%, 09/22/10	12,855	12,897
Livingston Township
BAN
0.50%, 04/29/10	10,000	10,006
Marlboro Township
BAN
Series 2009
0.54%, 04/09/10	15,750	15,753
Monroe Township
BAN
0.42%, 02/09/11	6,000	6,030
New Jersey
GO Bonds
0.42%, 08/01/10	500	509
0.48%, 08/01/10	4,320	4,392
GO Refunding
Series D
0.49%, 02/15/11	1,000	1,048
0.50%, 02/15/11	750	786
GO Refunding Bonds
Series N
0.54%, 04/01/10 (a)(c)(d)	3,270	3,270
New Jersey Economic Development Auth
First Mortgage Refunding RB (Winchester Gardens at Homestead)
Series 2004B
0.58%, 04/01/10 (a)(b)	7,195	7,195
Motor Vehicle Surcharge RB
Series 2004A
0.30%, 04/01/10 (a)(b)(c)(d)	5,715	5,715
RB (Baptist Home Society)
Series 2003
0.50%, 04/01/10 (a)(b)	3,180	3,180
RB (Catholic Community Service)
Series 1993
0.33%, 04/01/10 (a)(b)	3,280	3,280
RB (Crane’s Mill)
Series 2008B
0.29%, 04/01/10 (a)(b)	1,865	1,865
RB (Hun School of Princeton)
Series 2004
0.50%, 04/01/10 (a)(b)	10,245	10,245
RB (Jewish Home at Rockleigh)
Series 1998A
0.54%, 04/02/10 (a)(b)	8,680	8,680
RB (Jewish Home at Rockleigh)
Series 1998B
0.54%, 04/02/10 (a)(b)	6,500	6,500
RB (Princeton Day School)
Series 2005
0.28%, 04/07/10 (a)(b)	10,000	10,000
RB (Seabrook Village Facility)
Series 2000A
0.43%, 11/15/10 (b)	2,120	2,244
Refunding RB (Crane’s Mill)
Series 2005B
0.29%, 04/01/10 (a)(b)	6,525	6,525
School Facilities Construction Bonds
Series 2008X
0.25%, 04/07/10 (a)(b)	42,175	42,175
School Facilities Construction Refunding Bonds
Series 2008V2
0.32%, 04/07/10 (a)(b)	42,030	42,030

1

Schwab New Jersey AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
School Facilities Construction Refunding Bonds
Series 2008V5
0.24%, 04/07/10 (a)(b)	5,300	5,300
New Jersey Educational Facilities Auth
RB (Princeton Univ)
Series 2007E
0.30%, 04/01/10 (a)(c)(d)	2,053	2,053
RB (Princeton Univ)
Series 2007F
0.30%, 04/01/10 (a)(c)(d)	6,435	6,435
New Jersey Health Care Facilities Financing Auth
RB (Composite Program)
Series 2003A2
0.38%, 04/01/10 (a)(b)	2,500	2,500
RB (Hackensack Univ Medical Center)
Series 2008
0.33%, 04/01/10 (a)(b)(c)(d)	4,400	4,400
RB (Meridian Health System)
Series 2003A
0.28%, 04/01/10 (a)(b)	5,500	5,500
RB (St. Barnabas Health Care System Issue)
Series 2001A
0.27%, 04/07/10 (a)(b)	1,300	1,300
RB (St. Peter’s Univ Hospital)
Series 2000B
0.25%, 04/07/10 (a)(b)	1,015	1,015
Refunding RB (Underwood-Memorial Hospital)
Series 2008
0.33%, 04/07/10 (a)(b)	24,600	24,600
New Jersey Housing & Mortgage Finance Agency
M/F RB
Series 2008B
0.31%, 04/01/10 (a)(b)	1,720	1,720
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
0.29%, 04/01/10 (a)(b)(c)(d)	10,145	10,145
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
0.42%, 12/15/10	4,800	4,972
Transportation System Bonds
Series 2006C
0.29%, 04/01/10 (a)(b)(c)(d)	11,065	11,065
0.31%, 04/01/10 (a)(b)(c)(d)	4,205	4,205
0.31%, 04/01/10 (a)(b)(c)(d)	16,760	16,760
0.31%, 04/01/10 (a)(b)(c)(d)	15,725	15,725
0.31%, 04/01/10 (a)(b)(c)(d)	4,835	4,835
0.70%, 11/04/10 (b)(c)(d)	12,975	12,975
Transportation System Bonds
Series 2007A
0.30%, 04/01/10 (a)(b)(c)(d)	6,860	6,860
0.30%, 04/01/10 (a)(b)(c)(d)	10,245	10,245
Transportation System Bonds
Series 2009A
0.36%, 08/19/10 (b)(c)(d)	15,600	15,600
Transportation System Bonds
Series 2009D
0.29%, 04/07/10 (a)(b)	3,780	3,780
New Jersey Turnpike Auth
RB
Series 2003A
0.30%, 04/01/10 (a)(b)(c)(d)	11,460	11,460
Turnpike RB
Series 2003C3
0.35%, 04/07/10 (a)(b)(c)	7,600	7,600
Turnpike RB
Series 2009A
0.28%, 04/01/10 (a)(b)	8,000	8,000
Turnpike Refunding RB
Series 2005A
0.31%, 04/01/10 (a)(b)(c)(d)	6,500	6,500
Newark Housing Auth
Marine Terminal Additional Rent-Backed Refunding Bonds (Newark Redevelopment)
Series 2007
0.31%, 04/01/10 (a)(b)(c)(d)	3,410	3,410
North Brunswick Township
BAN
Series 2009A
0.57%, 08/13/10	14,457	14,519
Plainsboro New Jersey
BAN December 2009
0.39%, 12/09/10	7,300	7,343
Rutgers State Univ
CP
Series A & B
0.30%, 06/07/10 (c)	2,360	2,360
GO Bonds
Series 2009F
0.28%, 04/01/10 (a)(c)(d)	2,815	2,815
Salem Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (Atlantic Electric)
Series 1997A
0.33%, 04/07/10 (a)(b)	2,000	2,000
South Orange Village Township
BAN
Series 2010A
0.48%, 02/01/11	5,000	5,032

		503,947

New York 17.1%

Port Auth of New York & New Jersey
Consolidated Bonds 140th
Series
0.28%, 04/01/10 (a)(b)(c)(d)	13,965	13,965
Consolidated Bonds 144th
Series
0.30%, 04/01/10 (a)(c)(d)	15,900	15,900
Consolidated Bonds 148th
Series
0.29%, 04/01/10 (a)(c)(d)	2,670	2,670
0.30%, 04/01/10 (a)(c)(d)	1,000	1,000
0.30%, 04/01/10 (a)(c)(d)	16,000	16,000
CP
Series B
0.27%, 05/03/10	15,000	15,000
0.27%, 05/05/10	7,410	7,410
0.30%, 06/01/10	9,000	9,000
0.30%, 06/03/10	15,000	15,000
0.32%, 07/06/10	15,000	15,000
0.32%, 07/08/10	8,595	8,595

		119,540

2

Schwab New Jersey AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Pennsylvania 4.1%

Delaware River Jt Toll Bridge Commission
Bridge System RB
Series 2007B1
0.33%, 04/01/10 (a)(b)	930	930
Delaware River Port Auth
Refunding RB
Series 2008A
0.30%, 04/01/10 (a)(b)	23,335	23,335
Refunding RB
Series 2008B
0.27%, 04/01/10 (a)(b)	2,445	2,445
Refunding RB
Series 2010B
0.30%, 04/01/10 (a)(b)	1,470	1,470

		28,180

Puerto Rico 6.0%

Puerto Rico
Public Improvement Refunding GO Bonds
Series 2004B1
0.33%, 04/01/10 (a)(b)(c)	1,930	1,930
Puerto Rico Aquaduct & Sewer Auth
RB
Series A
0.33%, 04/01/10 (a)(b)(c)(d)	900	900
Sr Lien RB
Series A
0.29%, 04/01/10 (a)(b)(c)(d)	7,000	7,000
Puerto Rico Children’s Trust Fund
Tobacco Settlement Asset-Backed Bonds
Series 2000
0.43%, 07/01/10 (b)	420	426
0.45%, 07/01/10 (b)	1,000	1,013
0.54%, 07/01/10 (b)	1,000	1,013
0.60%, 07/01/10 (b)	4,300	4,355
Puerto Rico Electric Power Auth
Power Refunding RB
Series UU
0.31%, 04/01/10 (a)(b)(c)(d)	12,080	12,080
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.31%, 04/07/10 (a)(b)	11,855	11,855
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.31%, 04/01/10 (a)(b)(c)(d)	1,505	1,505

		42,077

Total Municipal Securities (Cost $693,744)		693,744

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/10, the tax basis cost of the fund’s investments was $693,744.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $235,683 or 33.8% of net assets.

BAN	– Bond anticipation note

CP	– Commercial paper

GO	– General obligation

M/F	– Multi-family

RB	– Revenue bond
Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are

3

Schwab New Jersey AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•	Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.
REG47710MAR10 — 00

4

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™
Portfolio Holdings As of March 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.8%	Municipal Securities	465,466	465,466

98.8%	Total Investments	465,466	465,466
1.2%	Other Assets and Liabilities, Net		5,489

100.0%	Net Assets		470,955

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 98.8% of net assets

Pennsylvania 98.1%

Adams Cnty IDA
RB (Brethren Home Community)
Series 2007
0.32%, 04/01/10 (a)(b)	4,540	4,540
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2010D
0.28%, 04/01/10 (a)(c)(d)	13,700	13,700
RB (West Penn Allegheny Health System)
Series 2000A
0.34%, 11/15/10 (b)	2,000	2,117
RB (West Penn Allegheny Health System)
Series 2000B
0.47%, 11/15/10 (b)	7,095	7,623
Allegheny Cnty IDA
RB (St. Joseph High School)
Series 2009
0.98%, 12/01/10 (b)	1,750	1,750
Beaver Cnty IDA
Pollution Control Refunding RB (First Energy Nuclear Generation Corp)
Series 2005A
0.29%, 04/07/10 (a)(b)	2,000	2,000
Butler Cnty General Auth
RB (New Castle Area SD)
Series 2010
0.29%, 04/01/10 (a)(b)	2,370	2,370
School RB (Butler Area SD)
Series 2007
0.31%, 04/01/10 (a)(b)(c)(d)	2,170	2,170
Butler Cnty IDA
RB (Armco)
Series 1996A
0.36%, 04/01/10 (a)(b)	6,650	6,650
RB (Butler Cnty Family YMCA)
Series 2005
0.33%, 04/01/10 (a)(b)	8,770	8,770
Commonwealth Financing Auth
RB
Series 2006A
0.32%, 04/01/10 (a)(c)(d)	9,850	9,850
Cumberland Cnty Municipal Auth
RB (Presbyterian Homes)
Series 2008C
0.32%, 04/01/10 (a)(b)	7,840	7,840
Delaware River Port Auth
Refunding RB
Series 2008B
0.27%, 04/01/10 (a)(b)	1,155	1,155
Refunding RB
Series 2010B
0.30%, 04/01/10 (a)(b)	1,530	1,530
Emmaus General Auth
Local Government RB (Pennridge SD)
Series 1989F22
0.32%, 04/07/10 (a)(b)	5,885	5,885
RB (Bond Pool Program-Pocono Mountain SD)
Series 1989G21
0.32%, 04/07/10 (a)(b)	1,400	1,400
Erie City Water Auth
Water RB
Series 2006A
0.75%, 06/01/10 (b)	9,500	9,520
Indiana Cnty IDA
Pollution Control Refunding RB (New York State Electric & Gas)
Series 2006
0.30%, 04/07/10 (a)(b)	1,100	1,100
Lackawanna Cnty
GO Notes
Series 2008B
0.37%, 04/01/10 (a)(b)(c)	8,235	8,235
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community)
Series 2002
0.34%, 04/02/10 (a)(b)	4,850	4,850
RB (Landis Homes Retirement Community)
Series 2009
0.30%, 04/02/10 (a)(b)	4,075	4,075
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water)
Series 2004A
0.35%, 04/01/10 (a)(b)(c)(d)	5,000	5,000
Water Facility Refunding RB (Pennsylvania-American Water)
Series 2009
0.50%, 09/01/10 (b)(c)(d)	5,000	5,000
Monroe Cnty Hospital Auth
RB (Pocono Medical Center)
Series 2002B
0.33%, 04/01/10 (a)(b)	2,000	2,000

1

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Montgomery Cnty IDA
Environmental Facilities RB (Lonza)
Series 2000
0.40%, 04/01/10 (a)(b)	7,000	7,000
Pollution Control Refunding RB (Peco Energy)
Series 1996A
0.22%, 04/05/10 (b)	31,000	31,000
RB (Waverly Heights)
Series 2009
0.30%, 04/01/10 (a)(b)	5,350	5,350
North Hampton Cnty
RB (Binney & Smith)
Series 1997A
0.47%, 04/07/10 (a)(b)	7,500	7,500
Owen J. Roberts SD
GO Notes
Series 2006
0.32%, 04/01/10 (a)(b)(c)(d)	1,375	1,375
Pennsylvania Economic Development Financing Auth
RB (Lithographers Real Estate)
Series 2008B1
0.36%, 04/01/10 (a)(b)	4,200	4,200
RB (Shippingport)
Series 2005A
0.29%, 04/07/10 (a)(b)(f)	11,000	11,000
Refunding RB (PPL Energy Supply)
Series 2009A
0.62%, 09/01/10 (b)	15,350	15,350
Refunding RB (PPL Energy Supply)
Series 2009B
0.50%, 04/01/10 (b)	10,000	10,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg)
Series 1986
0.32%, 04/07/10 (a)(b)	2,145	2,145
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008A
0.28%, 04/07/10 (a)(c)	7,875	7,875
Rental Housing Refunding Bonds
Series 2008B
0.28%, 04/07/10 (a)(c)	12,215	12,215
Rental Housing Refunding Bonds
Series 2008C
0.28%, 04/07/10 (a)(c)	4,415	4,415
S/F Mortgage RB
Series 1997-61A
0.35%, 04/01/10 (a)(c)(d)	6,530	6,530
S/F Mortgage RB
Series 2003-97A
0.40%, 04/01/10 (a)(c)(d)	565	565
S/F Mortgage RB
Series 2004-77B
0.33%, 04/07/10 (a)(c)	9,000	9,000
S/F Mortgage RB
Series 2004-82B
0.27%, 04/07/10 (a)(c)	6,130	6,130
S/F Mortgage RB
Series 2004-86B
0.33%, 04/07/10 (a)(c)	5,000	5,000
S/F Mortgage RB
Series 2004-86C
0.33%, 04/07/10 (a)(c)	3,835	3,835
S/F Mortgage RB
Series 2005-88B
0.32%, 04/07/10 (a)(c)(e)	7,715	7,715
S/F Mortgage RB
Series 2005-88C
0.32%, 04/07/10 (a)(c)(f)	15,080	15,080
S/F Mortgage RB
Series 2006-95A
0.35%, 04/01/10 (a)(c)(d)	2,500	2,500
S/F Mortgage RB
Series 2006-96A
0.35%, 04/01/10 (a)(c)(d)	2,960	2,960
S/F Mortgage RB
Series 2006-99A, 2007-99A&100A
0.35%, 04/01/10 (a)(c)(d)	3,230	3,230
S/F Mortgage RB
Series 2007-99A
0.34%, 04/01/10 (a)(c)(d)	4,680	4,680
S/F Mortgage RB
Series 2007-100A
0.37%, 04/01/10 (a)(c)(d)	7,685	7,685
Pennsylvania Higher Educational Facilities Auth
RB
Series 2001-I1
0.30%, 04/01/10 (a)(b)	5,500	5,500
RB (Assoc of Independent Colleges & Univs)
Series 2004M3
0.29%, 04/01/10 (a)(b)	3,855	3,855
RB (Bryn Mawr College)
Series 2009
0.38%, 02/02/11	9,600	9,600
Pennsylvania Intergovernmental Cooperation Auth
Special Tax Refunding RB (Philadelphia Funding Program)
Series 2008A
0.30%, 04/01/10 (a)(b)(c)	2,450	2,450
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB
Series 2005D
0.29%, 04/01/10 (a)(b)(c)	7,620	7,620
Turnpike RB
Series 2004A
0.30%, 04/01/10 (a)(b)(c)(d)	12,150	12,150
Turnpike RB
Series 2008B6
0.32%, 04/01/10 (a)(b)	1,310	1,310
Turnpike Sub RB
Series 2008A1
0.39%, 04/01/10 (a)(b)(c)(d)	2,650	2,650
Pennsylvania State Univ
Refunding Bonds
Series 2009B
0.46%, 06/01/10	7,500	7,513
Philadelphia
Airport RB
Series 2007A
0.34%, 04/01/10 (a)(b)(c)(d)	14,700	14,700
Airport Refunding RB
Series 2007B
0.34%, 04/01/10 (a)(b)(c)(d)	2,850	2,850
Water & Wastewater RB
Series 1997B
0.29%, 04/07/10 (a)(b)	1,180	1,180

2

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center)
Series 2007B
0.29%, 04/01/10 (a)(b)(c)(d)	9,080	9,080
Philadelphia Municipal Auth
Lease RB
Series 2009
0.27%, 04/01/10 (a)(b)(c)(d)	5,525	5,525
Philadelphia SD
TRAN
Series 2009-2010
0.72%, 06/30/10	10,000	10,044
Pittsburgh Public Parking Auth
RB
Series 2000
0.42%, 06/01/10 (b)	4,700	4,741
Pittsburgh Water & Sewer Auth
Sub Refunding RB
Series 2008C1B
0.65%, 09/01/10 (b)	5,000	5,028
Ridley SD
GO Bonds
Series 2009
0.29%, 04/01/10 (a)(b)	295	295
Somerset Cnty
Bonds
Series 2007
0.35%, 04/01/10 (a)(b)(c)	1,840	1,840
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds
Series 2005C
0.22%, 04/06/10	20,000	20,000
Univ Capital Project Bonds
Series 2009B
0.28%, 04/01/10 (a)(c)(d)	2,925	2,925
Washington Cnty Auth
RB (Girard Estate Refunding)
Series 1999
0.29%, 04/01/10 (a)(b)	1,500	1,500
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital)
Series 2007A
1.25%, 07/01/10 (b)	4,200	4,200
Washington Cnty IDA
Health Care Facilities RB (Presbyterian Seniorcare-Southminster Place)
Series 2000
0.34%, 04/01/10 (a)(b)	5,000	5,000
Westmoreland Cnty IDA
IDRB (White Consolidated Industries)
Series 1982
0.61%, 06/01/10 (b)	6,940	6,940

		461,961

Puerto Rico 0.7%

Puerto Rico Electric Power Auth
Power Refunding RB
Series UU
0.31%, 04/01/10 (a)(b)(c)(d)	3,505	3,505

Total Municipal Securities (Cost $465,466)		465,466

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/10, the tax basis cost of the fund’s investments was $465,466.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $118,630 or 25.2% of net assets.

(e)	Delayed-delivery security.

(f)	All or a portion of this security is held as collateral for delayed-delivery securities.

GO	– General obligation

HFA	– Housing finance agency/authority

IDA	– Industrial development agency/authority

IDRB	– Industrial development revenue bond

RB	– Revenue bond

SD	– School district

S/F	– Single-family

TRAN	– Tax and revenue anticipation note
Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade

3

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings (Unaudited) continued
corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•	Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.
REG47709MAR10 — 00

4

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money Fund™
Portfolio Holdings As of March 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.4%	Municipal Securities	466,095	466,095

99.4%	Total Investments	466,095	466,095
0.6%	Other Assets and Liabilities, Net		2,673

100.0%	Net Assets		468,768

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 99.4% of net assets

Massachusetts 98.4%

Boston Industrial Development Financing Auth
IDRB (Fenway Community Health Center)
Series 2006B
0.35%, 04/07/10 (a)(b)	8,570	8,570
Danvers
GO BAN
Series 2009
0.48%, 07/09/10	6,000	6,025
Haverhill
GO BAN
1.00%, 11/05/10	1,582	1,592
Malden
GO BAN
Series A
0.59%, 04/30/10	5,000	5,005
Marion
GO BAN 2009
0.45%, 12/10/10	4,787	4,822
Massachusetts
GO Bonds Consolidated Loan of 2000
Series B
0.43%, 06/01/10 (b)	500	504
0.68%, 06/01/10	2,300	2,317
GO Bonds Consolidated Loan of 2002
Series C
0.45%, 04/07/10 (c)(d)	5,130	5,130
GO Bonds Consolidated Loan of 2004
Series D
0.54%, 04/01/10 (a)(c)(d)	6,665	6,665
GO Bonds Consolidated Loan of 2007
Series C
0.29%, 04/01/10 (a)(c)(d)	7,800	7,800
0.30%, 04/01/10 (a)(c)(d)	17,200	17,200
0.34%, 04/01/10 (a)(c)(d)	3,900	3,900
GO RAN
Series 2009C
0.40%, 06/24/10	5,000	5,024
0.42%, 06/24/10	500	502
0.49%, 06/24/10	500	502
GO Refunding Bonds
Series 1996A
0.48%, 11/01/10	825	852
GO Refunding Bonds
Series 1997A
0.39%, 08/01/10	700	713
GO Refunding Bonds
Series 2001B
0.28%, 04/01/10 (a)(c)	210	210
GO Refunding Bonds
Series 2004A
0.34%, 04/01/10 (a)(c)(d)	5,700	5,700
0.47%, 04/01/10 (a)(c)(d)	1,295	1,295
0.47%, 04/01/10 (a)(c)(d)	2,230	2,230
0.54%, 04/01/10 (a)(c)(d)	5,385	5,385
GO Refunding Bonds
Series 2004B
0.54%, 04/01/10 (a)(c)(d)	5,160	5,160
Special Obligation RB Consolidated Loan of 2005
Series A
0.54%, 04/01/10 (a)(c)(d)	5,950	5,950
Massachusetts Bay Transportation Auth
CP Sales Tax BAN
Series A
0.23%, 05/06/10 (c)	8,475	8,475
0.30%, 05/06/10 (c)	2,000	2,000
Sr Sales Tax Bonds
Series 2004C
0.54%, 04/01/10 (a)(c)(d)	2,160	2,160
Sr Sales Tax Bonds
Series 2008A1
0.28%, 04/07/10 (a)(c)	4,600	4,600
Sr Sales Tax Bonds
Series 2010A
0.38%, 04/01/10 (a)(e)	5,815	5,815
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington)
Series 2005B
0.29%, 04/01/10 (a)(b)	3,600	3,600
RB (Abby Kelley Foster Charter Public School)
Series 2008
0.28%, 04/01/10 (a)(b)	2,675	2,675
RB (Berkshire School)
Series 2001
0.50%, 04/01/10 (a)(b)	10,500	10,500
RB (Boston College)
Series P
0.29%, 04/01/10 (a)(c)(d)	7,500	7,500
RB (Eaglebrook School)
Series 2007
0.27%, 04/07/10 (a)(b)	325	325

1

Schwab Massachusetts AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Fay School)
Series 2008
0.29%, 04/01/10 (a)(b)	5,400	5,400
RB (Fessenden School)
Series 2001
0.30%, 04/01/10 (a)(b)	6,450	6,450
RB (Greater Boston Food Bank)
Series 2008A
0.26%, 04/07/10 (a)(b)	8,520	8,520
RB (Marine Biological Laboratory)
Series 2006
0.30%, 04/01/10 (a)(b)	7,970	7,970
RB (Masonic Nursing Home)
Series 2002A
0.30%, 03/31/10 (a)(b)	14,600	14,600
RB (Newbury College)
Series 2009
0.29%, 04/01/10 (a)(b)	4,000	4,000
RB (Tabor Academy)
Series 2007B
0.29%, 04/07/10 (a)(b)	4,110	4,110
RB (Thayer Academy)
Series 2007
0.28%, 04/01/10 (a)(b)(c)	11,200	11,200
RB (WGBH Educational Foundation)
Series 2008B
0.30%, 04/01/10 (a)(b)(c)(d)	14,002	14,002
RB (Worcester Academy)
Series 2000
0.50%, 04/01/10 (a)(b)	4,210	4,210
RB (Worcester Academy)
Series 2008
0.43%, 04/01/10 (a)(b)	300	300
RB (YMCA of Greater Worcester)
Series 2006
0.28%, 04/07/10 (a)(b)	10,080	10,080
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
0.48%, 07/08/10	4,928	4,928
RB (Capital Asset Program)
Series M2
0.30%, 04/01/10 (a)(b)	4,200	4,200
RB (Corp for Independent Living Realty of Massachusetts)
Series 2009
0.26%, 04/01/10 (a)(b)	3,310	3,310
RB (Dana-Farber Cancer Institute)
Series 2008L1
0.27%, 04/01/10 (a)(b)	1,600	1,600
RB (Harvard Univ)
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	21,250	21,250
RB (Hebrew Rehabilitation Center)
Series 2007D
0.30%, 04/01/10 (a)(b)	2,300	2,300
RB (Hillcrest Extended Care Services)
Series A
0.26%, 04/07/10 (a)(b)	5,860	5,860
RB (MIT)
Series 2008N
0.29%, 04/01/10 (a)(c)(d)	3,250	3,250
0.30%, 04/01/10 (a)(c)(d)	2,000	2,000
RB (MIT)
Series 2008O
0.29%, 04/01/10 (a)(c)(d)	7,895	7,895
RB (Northeastern Univ)
Series 2008T3
0.60%, 02/17/11	5,000	5,000
RB (Partners HealthCare System)
Series 2008H1
0.28%, 07/12/10	17,000	17,000
0.32%, 09/15/10	6,200	6,200
RB (South Shore Hospital)
Series 2008G
0.32%, 04/01/10 (a)(b)(c)	3,160	3,160
RB (Worcester City Campus — Univ of Massachusetts)
Series 2005D
0.28%, 04/01/10 (a)(b)(c)(d)	12,005	12,005
RB (Worcester City Campus — Univ of Massachusetts)
Series 2007E&F
0.28%, 04/01/10 (a)(b)(c)(d)	6,280	6,280
Massachusetts Housing Finance Auth
Housing Bonds
Series 2003H
0.31%, 04/01/10 (a)(c)(d)	2,495	2,495
Massachusetts Port Auth
RB
Series 2005A
0.28%, 04/01/10 (a)(b)(c)(d)	6,765	6,765
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2005A
0.29%, 04/01/10 (a)(c)(d)	7,275	7,275
0.30%, 04/01/10 (a)(c)(d)	5,000	5,000
0.30%, 04/01/10 (a)(c)(d)	15,900	15,900
Dedicated Sales Tax Bonds
Series 2007A
0.30%, 04/01/10 (a)(c)(d)	15,285	15,285
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds
Series 2006
0.31%, 04/01/10 (a)(c)(d)	7,600	7,600
State Revolving Fund Bonds
Series 14
0.31%, 04/01/10 (a)(c)(d)	2,300	2,300
Massachusetts Water Resources Auth
General RB
Series 2002B
0.30%, 04/01/10 (a)(c)(d)	3,900	3,900
General RB
Series 2002J
0.31%, 04/01/10 (a)(c)(d)	1,400	1,400
General RB
Series 2008A
0.30%, 04/01/10 (a)(c)(d)	6,025	6,025
General Refunding RB
Series 2007B
0.32%, 04/01/10 (a)(c)(d)	5,340	5,340
0.54%, 04/01/10 (a)(c)(d)	7,170	7,170
Middleton
GO BAN
0.36%, 12/09/10	5,000	5,056

2

Schwab Massachusetts AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
New Bedford
GO BAN
Series A
0.65%, 02/11/11	5,000	5,047
Northampton
GO BAN
0.33%, 07/30/10	2,440	2,447
Quincy
GO BAN
0.42%, 01/28/11	5,000	5,045
Wayland
BAN
0.38%, 02/10/11	4,500	4,543
Weymouthssachusetts
GO BAN
0.66%, 09/16/10	5,000	5,019

		461,395

Puerto Rico 1.0%

Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
0.31%, 04/07/10 (a)(b)	4,700	4,700

Total Municipal Securities (Cost $466,095)		466,095

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/10, the tax basis cost of the fund’s investments was $466,095.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $229,212 or 48.9% of net assets.

(e)	Illiquid security. At the period end, the value of these amounted to $5,815 or 1.2% of net assets.

BAN	– Bond anticipation note

CP	– Commercial paper

GO	– General obligation

IDRB	– Industrial development revenue bond

RAN	– Revenue anticipation note

RB	– Revenue bond
Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•	Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

3

Schwab Massachusetts AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.
REG47708MAR10 — 00

4

The Charles Schwab Family of Funds
Schwab Municipal Money Fund™
Portfolio Holdings As of March 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.4%	Municipal Securities	15,617,269	15,617,269
3.0%	Other Investments	482,500	482,500

99.4%	Total Investments	16,099,769	16,099,769
0.6%	Other Assets and Liabilities, Net		98,912

100.0%	Net Assets		16,198,681

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 96.4% of net assets

Alabama 1.2%

Alabama
GO Bonds
Series 2007A
0.32%, 04/01/10 (a)(b)(c)(d)	12,652	12,652
Alabama HFA
M/F Housing RB (Chapel Ridge Apts)
Series 2005E
0.39%, 04/01/10 (a)(b)	11,000	11,000
M/F Housing Refunding RB (Hunter Ridge Apts)
Series 2005F
0.39%, 04/01/10 (a)(b)	10,550	10,550
Alabama Municipal Funding Corp
Municipal Funding Notes
Series 2006A
0.27%, 04/01/10 (a)(b)	23,345	23,345
Municipal Funding Notes
Series 2008A
0.27%, 04/01/10 (a)(b)	4,245	4,245
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur)
Series 2003A
0.35%, 04/07/10 (a)	15,790	15,790
Homewood Educational Building Auth
RB (Samford Univ)
Series 2008A
0.60%, 04/01/10 (a)(b)	50,000	50,000
Hoover
GO Sewer Warrants
Series 2007
0.28%, 04/01/10 (a)(b)(c)(d)	11,925	11,925
Jackson IDB
IDRB (Specialty Minerals)
Series 1999
0.32%, 04/01/10 (a)(b)	8,200	8,200
Millport IDA
RB (Steel Dust Recycling)
Series 2007
0.34%, 04/01/10 (a)(b)	6,080	6,080
Mobile IDB
Pollution Control RB (Alabama Power) First
Series 2009
1.40%, 07/16/10	6,000	6,000
Montgomery Cnty Public Building Auth
Revenue Warrants
Series 2006
0.28%, 04/01/10 (a)(b)(c)(d)	10,695	10,695
Montgomery Downtown Redevelopment Auth
Bonds (Southern Poverty Law Center)
Series 2000
0.57%, 04/01/10 (a)	15,000	15,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining)
Series 2008C
0.34%, 04/07/10 (a)(b)	10,000	10,000

		195,482
Alaska 0.4%

Alaska
International Airports System Refunding RB
Series 2009A
0.28%, 04/07/10 (a)(b)	7,500	7,500
Alaska Housing Finance Corp
Collateralized Bonds (Veteran Mortgage Program) First
Series 2006A2
0.36%, 04/01/10 (a)(c)(d)	5,500	5,500
General Mortgage RB
Series 2002A
0.30%, 04/01/10 (a)(c)(d)	5,995	5,995
General Purpose Housing Bonds
Series 2005A
0.32%, 04/01/10 (a)(c)(d)	8,490	8,490
State Capital Project Bonds
Series 2006A
0.42%, 10/07/10 (b)(c)(d)	27,530	27,530
Alaska Student Loan Corp
Student Loan RB
Series 2000A
0.85%, 07/01/10 (b)	3,250	3,291
Northern Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds
Series 2000
0.55%, 06/01/10 (b)	5,220	5,271

		63,577
Arizona 1.6%

Arizona Board of Regents
RB (Arizona State Univ)
Series 2007A
0.40%, 10/21/10 (b)(c)(d)	10,260	10,260

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Arizona Health Facilities Auth
RB (Banner Health)
Series 2008B
0.26%, 04/07/10 (a)(b)	12,000	12,000
Chandler IDA
RB (Intel Corp)
Series 2007
0.35%, 04/01/10 (a)(b)(c)(d)	60,000	60,000
Glendale IDA
CP Revenue Notes (Midwestern Univ Financing Program)
0.25%, 04/27/10 (b)	29,000	29,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts)
Series 2004
0.35%, 04/01/10 (a)(b)	7,750	7,750
Solid Waste Disposal RB (Michael Pylman Dairy)
Series 2005
0.59%, 04/01/10 (a)(b)	6,750	6,750
Phoenix Civic Improvement Corp
Airport Revenue BAN
Series 2008A & 2008B
0.30%, 06/03/10 (b)	50,000	50,000
Sub Excise Tax RB
Series 2005A
0.29%, 04/01/10 (a)(c)(d)	6,755	6,755
Wastewater System Jr Lien RB
Series 2007
0.29%, 04/01/10 (a)(b)(c)(d)	1,395	1,395
Wastewater System Revenue BAN
Series 2009
0.24%, 05/25/10 (b)	40,000	40,000
Pima Cnty IDA
Pollution Control RB (Tucson Electric)
Series 2009A
0.50%, 04/07/10 (b)(c)(d)	9,995	9,995
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2006A
0.29%, 04/01/10 (a)(c)(d)	8,500	8,500
Yavapai Cnty IDA
Solid Waste RB (Allied Waste North America)
Series 2007A
0.33%, 04/01/10 (a)(b)	10,000	10,000

		252,405
Arkansas 0.1%

Univ of Arkansas
Various Facilities RB (UAMS Campus)
Series 2006
0.43%, 12/09/10 (b)(c)(d)	14,415	14,415

California 7.5%

Alameda Cnty IDA
RB (Golden West Paper Converting Corp)
Series 2008A
0.42%, 04/01/10 (a)(b)	3,315	3,315
RB (Heat & Control)
Series 1995A
0.40%, 04/07/10 (a)(b)	4,100	4,100
California
GO Bonds
Series 2003B2
0.22%, 04/07/10 (a)(b)	3,900	3,900
California Health Facilities Financing Auth
RB (Kaiser Permanente)
Series 2006E
0.30%, 08/05/10	5,000	5,000
California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits)
Series 2000A
0.40%, 04/07/10 (a)(b)	3,330	3,330
California Pollution Control Financing Auth
RB (Garden City Sanitation)
Series 2009A
0.32%, 04/07/10 (a)(b)	10,600	10,600
RB (Garden City Sanitation)
Series 2009B
0.39%, 04/07/10 (a)(b)	5,000	5,000
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2005A
0.35%, 04/07/10 (a)(b)	6,980	6,980
Solid Waste Disposal RB (Blue Line Transfer)
Series 1999A
0.35%, 04/07/10 (a)(b)	6,000	6,000
Solid Waste Disposal RB (Blue Line Transfer)
Series 2001A
0.35%, 04/07/10 (a)(b)	2,450	2,450
Solid Waste Disposal RB (GreenWaste of Palo Alto)
Series 2008B
0.42%, 04/07/10 (a)(b)	12,465	12,465
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
0.42%, 04/07/10 (a)(b)	1,640	1,640
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
0.42%, 04/07/10 (a)(b)	17,140	17,140
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2008A
0.42%, 04/07/10 (a)(b)	16,110	16,110
Solid Waste Disposal RB (MarBorg Industries)
Series 2000A
0.35%, 04/07/10 (a)(b)	2,720	2,720
Solid Waste Disposal RB (MarBorg Industries)
Series 2002
0.35%, 04/07/10 (a)(b)	3,400	3,400
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
0.35%, 04/07/10 (a)(b)	3,215	3,215
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2007A
0.42%, 04/07/10 (a)(b)	9,790	9,790
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
0.42%, 04/07/10 (a)(b)	350	350
Solid Waste Disposal Refunding RB (MarBorg Industries)
Series 2009A
0.32%, 04/07/10 (a)(b)	3,915	3,915

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
California Statewide Communities Development Auth
RB (Azusa Pacific Univ)
Series 2007
0.50%, 04/01/10 (a)(b)	8,695	8,695
RB (Kaiser Permanente)
Series 2004E
0.46%, 04/01/10	22,130	22,130
0.68%, 04/01/10	500	500
0.70%, 04/01/10	5,745	5,745
0.78%, 04/01/10	750	750
0.80%, 04/01/10	125	125
1.46%, 04/01/10	415	415
1.50%, 04/01/10	235	235
3.83%, 04/01/10	1,940	1,940
0.34%, 07/29/10	10,000	10,000
RB (Kaiser Permanente)
Series 2004K
0.28%, 05/18/10	22,000	22,000
0.30%, 08/05/10	3,000	3,000
RB (Kaiser Permanente)
Series 2006D
0.28%, 05/18/10	23,000	23,000
0.33%, 08/19/10	10,000	10,000
RB (Kaiser Permanente)
Series 2008B
0.35%, 04/06/10	32,000	32,000
0.33%, 08/19/10	17,000	17,000
RB (Kaiser Permanente)
Series 2008C
0.37%, 10/28/10	30,000	30,000
RB (Kaiser Permanente)
Series 2009B2
0.31%, 08/05/10	35,000	35,000
RB (Kaiser Permanente)
Series 2009B5
0.31%, 08/12/10	27,000	27,000
RB (Kaiser Permanente)
Series 2009B6
0.30%, 07/15/10	27,000	27,000
RB (Western Univ of Health Sciences)
Series 2007A
0.45%, 04/01/10 (a)(b)	14,500	14,500
TRAN Program Note Participations (Fresno)
Series 2009A2
0.44%, 06/30/10	56,300	56,516
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	30,000	30,084
California Transit Finance Auth
Bonds (California Finance Program)
Series 1997
0.31%, 04/07/10 (a)(b)(c)	3,150	3,150
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax)
Series 2009
0.50%, 10/01/10	30,000	30,299
Delano
COP (Delano Regional Medical Center)
0.38%, 04/01/10 (a)(b)	14,215	14,215
East Bay Municipal Utility District
Extendible CP (Water Series) Notes
0.30%, 06/03/10	22,500	22,500
Eden Healthcare District
RB (Eden Hospital Health Services)
Series 2004
0.55%, 04/01/10 (a)(b)	16,170	16,170
Fresno Cnty
TRAN 2009-2010
0.45%, 06/30/10	20,000	20,076
Hartnell Community College District
GO Bonds
Series D
0.39%, 09/16/10 (b)(c)(d)	8,880	8,880
Long Beach
Harbor Refunding RB
Series 1998A
0.61%, 04/01/10 (a)(c)(d)	5,525	5,525
Harbor Refunding RB
Series 2005A
0.61%, 04/01/10 (a)(c)(d)	12,580	12,580
TRAN 2009-2010
0.48%, 09/30/10	12,000	12,120
Long Beach Community College District
GO Bonds
Series 2007D
0.43%, 12/08/10 (b)(c)(d)	25,255	25,255
Los Angeles
TRAN 2009
0.45%, 04/28/10	40,000	40,060
Los Angeles Cnty
TRAN 2009-2010
Series A
0.80%, 06/30/10	50,000	50,208
Los Angeles Dept of Water & Power
Power System Revenue CP Notes
0.20%, 04/06/10 (c)	2,400	2,400
Los Angeles Municipal Improvement Corp
Lease RB
Series 2006A
0.41%, 11/18/10 (b)(c)(d)	19,375	19,375
Los Angeles USD
TRAN 2009-2010
Series A
0.62%, 08/12/10	60,000	60,300
San Diego
TRAN 2009-2010
Series C
0.54%, 04/30/10	20,000	20,023
San Diego Cnty & SDs Pool Program
TRAN
Series 2009A
0.40%, 06/30/10	50,000	50,197
San Diego USD
TRAN 2009-2010
Series A
0.52%, 07/08/10	35,000	35,138

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
San Francisco Airport Commission
Second
Series Refunding RB Issue 36D
0.31%, 04/07/10 (a)(b)(c)	10,515	10,515
Second
Series Refunding RB Series 36C
0.31%, 04/07/10 (a)(b)(c)	17,840	17,840
Sub CP Notes
Series A
0.32%, 05/13/10 (b)	24,000	24,000
San Ramon Valley USD
TRAN 2009
0.40%, 11/16/10	30,000	30,300
Santa Clara Cnty
TRAN 2009-2010
0.50%, 06/30/10	50,000	50,184
Santa Cruz Cnty
TRAN 2009-2010
0.50%, 07/08/10	15,000	15,060
Southern California Public Power Auth
RB (Tieton Hydropower)
Series 2009A
0.41%, 08/16/10	11,180	11,247
Revenue Notes
Series 2009A
0.43%, 10/01/10	80,000	80,628
Revenue Notes (Canyon Power)
Series 2009A
0.41%, 08/03/10	16,135	16,222
Victor Valley Community College District
GO Bonds
Series 2009C
0.41%, 11/03/10 (c)(d)	19,195	19,195

		1,222,717
Colorado 2.3%

Arapahoe Cnty
Refunding IDRB (Denver Jetcenter)
Series 1997
1.00%, 04/01/10 (a)(b)	3,500	3,500
Colorado
TRAN
Series 2009A
0.55%, 08/12/10	40,000	40,210
Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2006A
0.30%, 04/01/10 (a)(c)(d)	14,025	14,025
Colorado Housing & Finance Auth
S/F Mortgage Bonds
Series 2006B3
0.30%, 04/07/10 (a)(c)	12,500	12,500
S/F Mortgage Bonds
Series 2007A2
0.31%, 04/07/10 (a)(c)	23,000	23,000
S/F Mortgage Bonds Class I Bonds
Series 2002C3
0.32%, 04/07/10 (a)(c)	4,000	4,000
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks)
Series 2007A
0.30%, 04/01/10 (a)(c)(d)	16,830	16,830
0.30%, 04/01/10 (a)(c)(d)	18,085	18,085
0.30%, 04/01/10 (a)(c)(d)	29,700	29,700
Colorado Springs
Refunding RB
Series 2009
0.50%, 09/01/10 (b)(c)(d)	6,865	6,865
Commerce
GO Bonds
Series 2006
0.30%, 04/01/10 (a)(b)	9,825	9,825
Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds
Series 1992A
0.43%, 11/04/10 (b)(c)(d)	8,165	8,165
Denver
Airport System RB
Series 1992G
0.32%, 04/07/10 (a)(b)	1,900	1,900
Airport System RB
Series 2007A
0.35%, 04/01/10 (a)(b)(c)(d)	85,870	85,870
Airport System RB
Series 2007D
0.35%, 04/01/10 (a)(b)(c)(d)	12,385	12,385
Airport System RB
Series 2007E
0.32%, 04/01/10 (a)(b)(c)(d)	17,075	17,075
Airport System RB
Series 2008A1, A2 &A4
0.35%, 04/01/10 (a)(b)(c)(d)	68,570	68,570

		372,505

Connecticut 0.0%

Connecticut Housing Finance Auth
Housing Mortgage Finance Bonds
Series 2002B3
0.32%, 04/01/10 (a)(c)	7,900	7,900

Delaware 0.1%

Delaware Economic Development Auth
IDRB (Delaware Clean Power)
Series 1997B
0.36%, 04/01/10 (a)	9,150	9,150

District of Columbia 3.7%

District of Columbia
GO Bonds
Series 2007C
0.32%, 04/01/10 (a)(b)(c)(d)	16,849	16,849
GO Bonds
Series 2008E
0.30%, 04/01/10 (a)(b)(c)(d)	6,030	6,030
GO TRAN 2010
0.43%, 09/30/10	57,000	57,586
0.44%, 09/30/10	19,000	19,195
0.45%, 09/30/10	19,000	19,193
RB (American National Red Cross)
Series 2000
0.27%, 06/08/10 (b)	61,500	61,500
RB (American Psychological Assoc)
Series 2003
0.34%, 04/01/10 (a)(b)	2,410	2,410

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (National Academy of Sciences)
Series 2008A
0.28%, 05/17/10 (b)	10,000	10,000
RB (St Coletta Special Education Public Charter School)
Series 2005
0.32%, 04/01/10 (a)(b)	3,825	3,825
Refunding RB (Howard Univ)
Series 2006A
0.30%, 04/01/10 (a)(b)(c)(d)	11,940	11,940
District of Columbia HFA
M/F Housing RB (Pentacle Apts)
Series 2008
0.29%, 04/01/10 (a)(b)	3,850	3,850
District of Columbia Water & Sewer Auth
Public Utility RB
Series 1998
0.54%, 04/01/10 (a)(c)(d)	4,595	4,595
Metropolitan Washington Airports Auth
Airport System RB
Series 2003D1
0.35%, 04/01/10 (a)(b)	28,945	28,945
Airport System RB
Series 2003D2
0.35%, 04/01/10 (a)(b)	22,500	22,500
Airport System RB
Series 2004B
0.44%, 04/01/10 (a)(c)(d)	4,060	4,060
Airport System RB
Series 2005A
0.61%, 04/01/10 (a)(c)(d)	5,155	5,155
0.36%, 04/07/10 (a)(c)(d)	12,470	12,470
Airport System RB
Series 2006B
0.44%, 04/01/10 (a)(c)(d)	11,695	11,695
Airport System RB
Series 2007B
0.35%, 04/01/10 (a)(c)(d)	15,010	15,010
0.35%, 04/01/10 (a)(b)(c)(d)	8,995	8,995
Airport System RB
Series 2008A
0.35%, 04/01/10 (a)(c)(d)	7,793	7,793
0.35%, 04/01/10 (a)(c)(d)	19,135	19,135
0.37%, 04/01/10 (a)(c)(d)	8,020	8,020
Airport System Refunding RB
Series 2002C
0.34%, 04/07/10 (a)(b)(c)	144,350	144,350
Airport System Refunding RB
Series 2003A
0.35%, 04/01/10 (a)(b)(c)(d)	9,335	9,335
Airport System Refunding RB
Series 2004D
0.70%, 10/01/10	5,000	5,107
0.78%, 10/01/10	3,850	3,931
Airport System Refunding RB
Series 2007A
0.61%, 04/01/10 (a)(c)(d)	30,395	30,395
Airport System Revenue CP
Series One A&B
0.40%, 04/07/10 (b)	20,000	20,000
Airport System Revenue CP
Series One A1, A2 & B
0.27%, 05/18/10 (b)	23,500	23,500

		597,369

Florida 6.2%

Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts)
Series 1995
0.30%, 04/01/10 (a)(b)	1,900	1,900
Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts)
Series 1993A
0.39%, 04/01/10 (a)(b)	11,000	11,000
Broward Cnty SD
COP
Series 2005A
0.32%, 04/01/10 (a)(b)(c)(d)	5,510	5,510
Cape Coral
CP Notes
0.29%, 05/24/10 (b)	4,842	4,842
0.30%, 06/03/10 (b)	47,946	47,946
Capital Trust Agency
Housing RB (Atlantic Housing Foundation Properties)
Series 2008A
0.30%, 04/01/10 (a)(b)	10,000	10,000
Charlotte Cnty Housing Finance Auth
M/F Housing RB (Murdock Circle Apts)
Series 2000
0.36%, 04/07/10 (a)(b)	2,800	2,800
Collier Cnty Housing Finance Auth
M/F Housing RB (Brittany Bay Apts)
Series 2001A
0.28%, 04/07/10 (a)(b)	3,800	3,800
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	16,171	16,171
Florida Dept of Transportation
Turnpike RB
Series 2006A
0.40%, 10/07/10 (c)(d)	7,110	7,110
Florida Housing Finance Corp
Housing RB (Caribbean Key Apts)
Series 1996F
0.32%, 04/07/10 (a)(b)	290	290
Housing RB (Tiffany Club Apts)
Series 1996P
0.32%, 04/07/10 (a)(b)	5,650	5,650
Housing RB (Timberline Apts)
Series 1999P
0.32%, 04/07/10 (a)(b)	6,635	6,635
M/F Mortgage RB (Clear Harbor Apts)
Series 2007H
0.34%, 04/01/10 (a)(b)	3,295	3,295
M/F Mortgage RB (Lakeshore Apts)
Series 2004H
0.34%, 04/01/10 (a)(b)	7,800	7,800

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
M/F Mortgage RB (Lynn Lake Apts)
Series 2005B1
0.34%, 04/01/10 (a)(b)	20,315	20,315
M/F Mortgage RB (Spring Haven Apts)
Series 2004F
0.34%, 04/01/10 (a)(b)	6,200	6,200
M/F Mortgage RB (Spring Haven Apts)
Series 2006G
0.34%, 04/01/10 (a)(b)	3,965	3,965
M/F Mortgage RB (Wellesley Apts)
Series 2003O
0.34%, 04/07/10 (a)(b)	4,345	4,345
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista)
Series 2004L
0.30%, 04/01/10 (a)(b)	17,310	17,310
RB (Heritage Pointe Apts)
Series 1999I-1
0.32%, 04/07/10 (a)(b)	6,960	6,960
Florida Local Government Finance Commission
Pooled CP
Series 1994A
0.27%, 06/08/10 (b)	25,922	25,922
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 2003B
0.30%, 04/01/10 (a)(c)(d)	8,000	8,000
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt)
Series 2006C
0.31%, 04/01/10 (a)(c)(d)	2,500	2,500
Hillsborough Cnty
Solid Waste & Resource Recovery RB
Series 2006A
0.35%, 04/01/10 (a)(b)(c)(d)	9,565	9,565
Hillsborough Cnty Aviation Auth
RB (Tampa International Airport)
Series 2008A
0.35%, 04/01/10 (a)(b)(c)(d)	49,970	49,970
Hillsborough Cnty Capital Improvement Program
CP
Series A
0.45%, 05/06/10 (b)	12,500	12,500
Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa)
Series 2000
0.45%, 04/01/10 (a)(b)	4,500	4,500
Hillsborough Cnty Housing Finance Auth
M/F Housing RB (Hunt Club Apts)
Series 2008
0.31%, 04/01/10 (a)(b)	5,445	5,445
M/F Housing RB (Lake Kathy Apts)
Series 2005
0.34%, 04/01/10 (a)(b)	20,670	20,670
Hillsborough Cnty IDA
RB (Independent Day School)
Series 2000
0.45%, 04/01/10 (a)(b)	600	600
Hillsborough Cnty School Board
Sales Tax Refunding RB
Series 2007
0.43%, 11/04/10 (b)(c)(d)	10,925	10,925
Jacksonvile Port Auth
RB
Series 2008
0.35%, 04/01/10 (a)(b)(c)(d)	28,670	28,670
Jacksonville
Excise Taxes RB
Series 2009C
0.80%, 10/01/10	3,075	3,101
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School)
Series 2002
0.28%, 04/07/10 (a)(b)	3,000	3,000
RB (Bolles School)
Series 1999A
0.38%, 04/01/10 (a)(b)	900	900
Special Facility Airport RB (Holland Sheltair Aviation Group)
Series 2004A1
0.37%, 04/01/10 (a)(b)	3,360	3,360
Jacksonville Health Facilities Auth
RB (River Garden/The Coves)
Series 1994
0.38%, 04/01/10 (a)(b)	2,490	2,490
JEA
Water & Sewer RB
Series 2005B
0.30%, 04/01/10 (a)(c)(d)	12,645	12,645
Manatee Cnty Housing Finance Auth
M/F Housing RB (Sabal Palm Harbor Apts)
Series 2000A
0.36%, 04/07/10 (a)(b)	4,200	4,200
Marion Cnty IDA
IDRB (Ocala Recycling)
Series 2006
0.45%, 04/01/10 (a)(b)	4,250	4,250
Miami-Dade Cnty
Aviation RB (Miami International Airport)
Series 2007A
0.35%, 04/01/10 (a)(b)(c)(d)	38,145	38,145
0.35%, 04/01/10 (a)(b)(c)(d)	59,490	59,490
Sub Special Obligation Bonds
Series 2009
0.35%, 08/19/10 (b)(c)(d)	20,140	20,140
Water & Sewer System RB
Series 2010
0.29%, 04/01/10 (a)(b)(c)(d)	8,185	8,185
0.39%, 04/01/10 (a)(b)(c)(d)	2,735	2,735
Miami-Dade Cnty Expressway Auth
Toll System RB
Series 2006
0.30%, 04/01/10 (a)(b)(c)(d)	35,000	35,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety)
Series 1999A
0.62%, 04/07/10 (a)(b)	8,460	8,460
0.62%, 04/07/10 (a)(b)	11,750	11,750
Airport Facility RB (FlightSafety)
Series 1999B
0.62%, 04/07/10 (a)(b)	11,750	11,750
0.62%, 04/07/10 (a)(b)	8,480	8,480
IDRB (Tarmac America)
Series 2004

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.37%, 04/01/10 (a)(b)	2,600	2,600
RB (Gulliver Schools)
Series 2000
0.34%, 04/01/10 (a)(b)	9,200	9,200
Miami-Dade Cnty School Board
COP
Series 2006A&B
0.42%, 10/07/10 (b)(c)(d)	28,020	28,020
COP
Series 2007A
0.29%, 04/01/10 (a)(b)(c)(d)	13,640	13,640
Ocean Highway & Port Auth
RB
Series 1990
0.40%, 04/07/10 (a)(b)	8,700	8,700
Okeechobee Cnty
IDRB (Okeechobee Landfill)
Series 1999
0.35%, 04/01/10 (a)(b)	15,000	15,000
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare System)
Series 2008E
0.32%, 04/07/10 (a)(b)	4,500	4,500
Orange Cnty Hsg Finance Auth
M/F Housing RB (Charleston Club Apts)
Series 2001A
0.28%, 04/07/10 (a)(b)	12,630	12,630
M/F Housing RB (Windsor Pines)
Series 2000E
0.36%, 04/07/10 (a)(b)	4,830	4,830
Orange Cnty IDA
IDRB (Central Florida YMCA)
Series 2002A
0.34%, 04/01/10 (a)(b)	3,800	3,800
IDRB (Central Florida YMCA)
Series 2005
0.32%, 04/01/10 (a)(b)	450	450
Orlando Utilities Commission
Water & Electric Sub RB
Series 1989D
0.39%, 04/01/10 (a)(b)(c)(d)	5,580	5,580
Orlando-Orange Cnty Expressway Auth
RB
Series 2007A
0.30%, 04/01/10 (a)(b)(c)(d)	25,000	25,000
0.43%, 12/09/10 (b)(c)(d)	28,590	28,590
Palm Beach Cnty
Airport RB (Galaxy Aviation)
Series 2000A
0.42%, 04/07/10 (a)(b)	6,380	6,380
RB (Norton Gallery & School of Art)
Series 1995
0.34%, 04/07/10 (a)(b)	2,500	2,500
Palm Beach Cnty HFA
M/F Housing Refunding RB (Emerald Bay Club Apts)
Series 2004
0.29%, 04/01/10 (a)(b)	7,000	7,000
M/F Housing Refunding RB (Spinnaker Landing Apts)
Series 1998
0.38%, 04/01/10 (a)(b)	2,345	2,345
Palm Beach Cnty School Board
COP
Series 2000A
0.60%, 08/01/10 (b)	7,495	7,704
Pinellas Cnty Educational Facility Auth
Refunding RB (Shorecrest Preparatory School)
Series 2007
0.30%, 04/01/10 (a)(b)	9,500	9,500
Pinellas Cnty Housing Finance Auth
M/F Housing RB (Greenwood Apts)
Series 2002A
0.45%, 04/01/10 (a)(b)	3,440	3,440
Pinellas Cnty Industry Council
RB (Operation Par)
Series 1999
0.43%, 04/01/10 (a)(b)	2,400	2,400
Polk Cnty
Utility System RB
Series 2004A
0.30%, 04/01/10 (a)(b)(c)(d)	5,000	5,000
South Florida Water Management District
COP
Series 2006
0.34%, 04/01/10 (a)(c)(d)	9,760	9,760
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida)
Series 2007
0.29%, 04/01/10 (a)(c)(d)	18,145	18,145
St. Johns Cnty
Transportation Improvement RB
Series 2006
0.32%, 04/01/10 (a)(b)(c)(d)	8,913	8,913
Water & Sewer Refunding RB
Series 2006
0.28%, 04/01/10 (a)(b)(c)(d)	10,905	10,905
Tampa Bay Water
Utility System RB
Series 2002
0.37%, 04/01/10 (a)(b)	1,300	1,300
Utility System Refunding & RB
Series 2005
0.29%, 04/01/10 (a)(b)(c)(d)	23,235	23,235
Tohopekaliga Water Auth
Utility System RB
Series 2007
0.30%, 04/01/10 (a)(b)	7,465	7,465
Univ of South Florida Research Foundation
RB (Interdisciplinary Research Building)
Series 2004A
0.36%, 04/07/10 (a)(b)	17,455	17,455
Volusia Cnty
Tourist Development Tax RB
Series 2004
0.29%, 04/01/10 (a)(b)(c)(d)	14,250	14,250
West Palm Beach
Utility System RB
Series 2008C
0.34%, 04/07/10 (a)(b)(c)	72,800	72,800

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Winter Haven
Utility System Refunding RB
Series 2005
0.29%, 04/01/10 (a)(b)(c)(d)	8,055	8,055

		1,012,284

Georgia 2.1%

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts)
Series 2007
0.34%, 04/01/10 (a)(b)	16,000	16,000
M/F Housing RB (Capitol Gateway Apts)
Series 2005
0.34%, 04/01/10 (a)(b)	2,825	2,825
M/F Housing RB (M St Apts)
Series 2003
0.34%, 04/01/10 (a)(b)	21,000	21,000
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) Fifth
Series 1995
1.00%, 04/01/10	10,000	10,000
Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts)
Series 1997
0.35%, 04/07/10 (a)(b)	11,095	11,095
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts)
Series 1995
0.35%, 04/01/10 (a)(b)	13,500	13,500
DeKalb Cnty
Water & Sewerage RB
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)	9,880	9,880
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts)
Series 2001
0.45%, 04/01/10 (a)(b)	7,200	7,200
DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta)
Series 2009
0.50%, 09/01/10 (c)(d)	12,395	12,395
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts)
Series 2003
0.39%, 04/01/10 (a)(b)	12,525	12,525
Fulton Cnty
Water & Sewerage RB
Series 2004
0.29%, 04/01/10 (a)(b)(c)(d)	12,940	12,940
Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts)
Series 2008A
0.40%, 04/07/10 (a)(b)	6,400	6,400
Gainesville & Hall Cnty Development Auth
RB (GHCDA Economic Development Corp)
Series 2007
0.45%, 04/01/10 (a)(b)	6,265	6,265
Georgia
GO Bonds
Series 2007E
0.32%, 04/01/10 (a)(c)(d)	2,860	2,860
Jefferson Cnty Development Auth
IDRB (Grove River Mills)
Series 1997
0.45%, 04/01/10 (a)(b)	300	300
Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts)
Series 2004
0.40%, 04/07/10 (a)(b)	7,500	7,500
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts)
Series 2002
0.32%, 04/01/10 (a)(b)	7,400	7,400
Marietta Housing Auth
M/F Housing RB (Walton Village Apts)
Series 2005
0.39%, 04/01/10 (a)(b)	14,300	14,300
M/F Housing Refunding RB (Ashton Place Apts)
Series 1990
0.30%, 04/01/10 (a)(b)	2,500	2,500
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts)
Series 2008
0.45%, 04/01/10 (a)(b)	6,300	6,300
Metro Atlanta Rapid Transit Auth
Sales Tax RB
Series 2009A
0.32%, 04/01/10 (a)(c)(d)	11,385	11,385
Sales Tax Refunding RB
Series 2007B
0.28%, 04/01/10 (a)(b)(c)(d)	10,305	10,305
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB
Series 2007B
0.30%, 04/01/10 (a)(c)(d)	3,766	3,766
Sales Tax Revenue CP Notes
Series 2007D
0.24%, 04/08/10 (c)	10,000	10,000
Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First
Series 2008
0.80%, 01/07/11	9,000	9,000
Municipal Electric Auth of Georgia
BAN (Plant Vogtle)
Series 2009A
0.60%, 05/25/10	41,250	41,305
Pooler Development Auth
M/F Housing RB (Alta Towne Lake Apts)
Series 2005
0.37%, 04/01/10 (a)(b)	19,500	19,500
Private Colleges & Universities Auth
RB (Emory Univ)
Series 2008C
0.31%, 04/01/10 (a)(c)(d)	7,470	7,470
Savannah Economic Development Auth
Exempt Facility RB (Georgia Kaolin Terminal)
Series 1997
0.37%, 04/01/10 (a)(b)	6,000	6,000
Summerville Development Auth
Exempt Facility RB (Image Industries)
Series 1997
0.44%, 04/01/10 (a)(b)	11,000	11,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Valdosta & Lowndes Counties Hospital Auth
Revenue Certificates (South Georgia Medical Center)
Series 1998
0.28%, 04/01/10 (a)(b)	2,705	2,705
Webster Cnty IDA
IDRB (Tolleson Lumber)
Series 1999
0.38%, 04/01/10 (a)(b)	4,000	4,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies)
Series 2007
0.37%, 04/01/10 (a)(b)	8,890	8,890
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut)
Series 1996B
0.40%, 04/07/10 (a)(b)	3,700	3,700

		332,211

Hawaii 0.2%

Honolulu
GO Bonds
Series 2005A,C&D
0.30%, 04/01/10 (a)(c)(d)	8,400	8,400
Honolulu Board of Water Supply
Water System RB
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)	7,000	7,000
Honolulu Wastewater System
Wastewater System RB Sr
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)	16,395	16,395

		31,795

Idaho 0.2%

Idaho
TAN
Series 2009
0.40%, 06/30/10	12,780	12,845
0.44%, 06/30/10	25,000	25,129

		37,974

Illinois 3.6%

Aurora
Collateralized S/F Mortgage RB
Series 2007D1
0.35%, 04/01/10 (a)(b)(c)(d)	8,500	8,500
Carol Stream
M/F Housing Refunding RB (St. Charles Square)
Series 1997
0.32%, 04/07/10 (a)(b)	4,415	4,415
Chicago
GO Project & Refunding Bonds
Series 2004A
0.54%, 04/01/10 (a)(c)(d)	5,575	5,575
GO Project & Refunding Bonds
Series 2006A
0.29%, 04/01/10 (a)(c)(d)	14,410	14,410
GO Project & Refunding Bonds
Series 2007A
0.32%, 04/01/10 (a)(c)(d)	7,990	7,990
GO Refunding Bonds
Series 2008A
0.30%, 04/01/10 (a)(c)(d)	15,980	15,980
Wastewater Transmission Refunding Second Lien RB
Series 2006A&B
0.28%, 04/01/10 (a)(b)(c)(d)	11,325	11,325
Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Revenues)
Series 1999A
0.29%, 04/01/10 (a)(b)(c)(d)	14,720	14,720
Community Unit SD No. 365-U
GO Bonds (Valley View)
Series 2005
0.43%, 11/04/10 (b)(c)(d)	15,315	15,315
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.35%, 04/07/10 (a)(b)	2,500	2,500
East Dundee
IDRB (Otto Engineering)
Series 1998
0.45%, 04/01/10 (a)(b)	1,065	1,065
Illinois
GO Bonds FIRST
Series March 2002
0.32%, 04/01/10 (a)(b)(c)(d)	5,000	5,000
Illinois Educational Facilties Auth
RB (Northwestern Univ)
Series 2003
0.30%, 04/01/10 (a)(c)(d)	9,900	9,900
RB (Univ of Chicago)
Series 2001B3
0.52%, 05/05/10	22,265	22,265
Illinois Finance Auth
IDRB (Camcraft)
Series 1993
2.06%, 04/07/10 (a)(b)	1,000	1,000
Qualified Residential Rental Bonds (River Oaks)
Series 1989
0.32%, 04/07/10 (a)(b)	32,000	32,000
RB (Advocate Health Care Network)
Series 2003C
0.40%, 03/25/11	10,000	10,000
RB (Advocate Health Care Network)
Series 2008A1
0.37%, 02/11/11	10,000	10,000
RB (Art Institute of Chicago)
Series 2009B1
0.30%, 04/07/10 (a)(b)	5,035	5,035
RB (Aurora Central Catholic High School)
Series 1994
0.35%, 04/07/10 (a)(b)	5,000	5,000
RB (Catholic Charities Housing Development)
Series 1993A
0.35%, 04/07/10 (a)(b)	9,160	9,160
RB (Catholic Charities Housing Development)
Series 1993B
0.35%, 04/07/10 (a)(b)	910	910

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Central DuPage Health)
Series 2009B
0.45%, 05/19/10 (c)(d)	19,340	19,340
RB (Chicagoland Laborers’ District Council Training & Apprentice Fund)
Series 2008
0.40%, 04/07/10 (a)(b)	22,500	22,500
RB (Erikson Institute)
Series 2007
0.32%, 04/01/10 (a)(b)	6,000	6,000
RB (FC Harris Pavilion)
Series 1994
0.34%, 04/07/10 (a)(b)	14,960	14,960
RB (Ingalls Memorial Hospital)
Series 1985C
0.24%, 04/07/10 (a)(b)	11,900	11,900
RB (Korex)
Series 1990
0.60%, 04/01/10 (a)(b)	4,000	4,000
RB (Lake Forest Academy)
Series 1994
0.35%, 04/07/10 (a)(b)	4,000	4,000
RB (Lake Forest College)
Series 2008
0.35%, 04/07/10 (a)(b)	2,500	2,500
RB (Northwestern Memorial Hospital)
Series 2009
0.29%, 04/01/10 (a)(c)(d)	6,285	6,285
RB (Northwestern Memorial Hospital)
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	4,995	4,995
0.29%, 04/01/10 (a)(c)(d)	6,000	6,000
RB (OSF Healthcare System)
Series 2009D
0.27%, 04/07/10 (a)(b)	5,000	5,000
RB (Resurrection Health Care)
Series 1999A
0.33%, 04/01/10 (a)(b)(c)(d)	11,250	11,250
RB (Resurrection Health Care)
Series 2005C
0.37%, 04/01/10 (a)(b)	23,100	23,100
RB (Richard H. Driehaus Museum)
Series 2005
0.35%, 04/07/10 (a)(b)	3,800	3,800
RB (St. Ignatius College Prep)
Series 2002
0.35%, 04/07/10 (a)(b)	2,800	2,800
RB (The Clare at Water Tower)
Series 2005D
0.32%, 04/01/10 (a)(b)	3,700	3,700
Refunding RB (Commonwealth Edison)
Series 2008D
0.30%, 04/07/10 (a)(b)	3,000	3,000
Illinois Health Facilities Auth
RB (Centegra Health System)
Series 2002
0.32%, 04/07/10 (a)(b)(c)	10,000	10,000
Illinois Housing Development Auth
M/F Mortgage Refunding RB (Hyde Park Tower Apts)
Series 2000A
0.39%, 04/07/10 (a)(b)	11,215	11,215
Illinois Regional Transportation Auth
GO Bonds
Series 2000A
0.54%, 04/01/10 (a)(c)(d)	5,025	5,025
GO Bonds
Series 2002A
0.54%, 04/01/10 (a)(c)(d)	5,825	5,825
GO Bonds
Series 2005A
0.29%, 04/01/10 (a)(c)(d)	28,775	28,775
Lake Cnty
M/F Housing RB (Whispering Oaks Apts)
Series 2008
0.32%, 04/01/10 (a)(b)	3,250	3,250
Lombard
Refunding IDRB (B&H Partnership)
Series 1995
0.45%, 04/01/10 (a)(b)	1,850	1,850
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 2002A
0.29%, 04/01/10 (a)(b)(c)(d)	10,330	10,330
0.32%, 04/01/10 (a)(b)(c)(d)	6,210	6,210
0.32%, 04/01/10 (a)(b)(c)(d)	11,855	11,855
RB (McCormick Place)
Series 1996A
0.54%, 04/01/10 (a)(b)(c)(d)	26,380	26,380
Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Refunding Bonds
Series 2007B
0.54%, 04/01/10 (a)(c)(d)	7,035	7,035
Unlimited Tax GO Refunding Bonds
Series 2007B & Series 2007C
0.39%, 04/01/10 (a)(c)(d)	44,000	44,000
Northern Illinois Municipal Power Agency
Power Project RB (Prairie State)
Series 2007A
0.32%, 04/01/10 (a)(b)(c)(d)	13,095	13,095
Palatine Village
Special Facility RB (Little City for Community Development)
Series 1998
0.45%, 04/07/10 (a)(b)	5,000	5,000
Rockford
IDRB (Rockford Industrial Welding Supply)
Series 1996
0.93%, 04/01/10 (a)(b)	2,000	2,000
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat)
Series 2004
0.45%, 04/01/10 (a)(b)	6,860	6,860
Univ of Illinois Board of Trustees
Auxiliary Facilities System RB
Series 2006
0.30%, 04/01/10 (a)(c)(d)	10,000	10,000
Refunding RB
Series 2008
0.30%, 04/07/10 (a)(b)	9,500	9,500
Upper Illinois River Valley Development Auth
M/F Housing RB (Morris Supportive Living)
Series 2007
1.25%, 01/01/11 (b)	4,000	4,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Yorkville
IDRB (F.E. Wheaton & Co)
Series 1996
0.93%, 04/01/10 (a)(b)	700	700

		590,100

Indiana 1.4%

Columbia City
RB (Precision Plastics)
Series 1997
0.60%, 04/07/10 (a)(b)	1,700	1,700
Elkhart Cnty
RB (West Plains Apts)
Series 1998A
2.06%, 04/07/10 (a)(b)	1,590	1,590
Elkhart Cnty Hospital Auth
RB (Elkhart General Hospital)
Series 2008
0.27%, 04/07/10 (a)(b)	13,400	13,400
Indiana Finance Auth
IDRB (Big Sky Park)
Series 1999
0.40%, 04/01/10 (a)(b)	2,940	2,940
RB (Ascension Health)
Series 2008E4
0.39%, 05/17/10	8,000	8,000
RB (Sisters of St. Francis Health Services)
Series 2008F
0.30%, 04/01/10 (a)(b)	5,000	5,000
RB (Sisters of St. Francis Health Services)
Series 2008G
0.30%, 04/01/10 (a)(b)	5,250	5,250
Refunding & RB (Trinity Health)
Series 2009A
0.45%, 05/15/10 (c)(d)	24,090	24,090
Refunding RB (Duke Energy Indiana)
Series 2009A1
0.35%, 04/07/10 (a)(b)	6,000	6,000
Refunding RB (Duke Energy Indiana)
Series 2009A2
0.33%, 04/07/10 (a)(b)	3,300	3,300
Refunding RB (Duke Energy Indiana)
Series 2009A3
0.26%, 04/07/10 (a)(b)	10,300	10,300
Refunding RB (Sisters of St. Francis Health Services)
Series 2008C
0.43%, 11/04/10 (c)(d)	14,705	14,705
Indiana Health Facility Financing Auth
RB (Ascension Health)
Series 2002E
0.58%, 05/04/10	31,025	31,025
RB (Ascension Health)
Series 2005A7
0.68%, 04/01/10	2,500	2,500
0.80%, 04/01/10	2,500	2,500
1.03%, 04/01/10	2,500	2,500
Indiana Housing & Community Development Agency
S/F Mortgage RB
Series 2007A
0.42%, 04/01/10 (a)(c)(d)	4,580	4,580
Indiana Municipal Power Agency
Power Supply System RB
Series 2006A
0.30%, 04/01/10 (a)(b)(c)(d)	25,270	25,270
Indianapolis
M/F Housing RB (Nora Pines Apts)
Series 2001
0.36%, 04/01/10 (a)(b)	9,275	9,275
Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds
Series 2009A
0.35%, 08/19/10 (b)(c)(d)	14,545	14,545
Lawrenceburg
Pollution Control Refunding RB (Indiana Michigan Power) Series H
0.34%, 04/01/10 (a)(b)	15,900	15,900
Middlebury Schools Building Corp
First Mortgage Bonds
Series 2006A
0.40%, 10/21/10 (b)(c)(d)	10,092	10,092
St. Joseph Cnty
RB (Corby Apts)
Series 1997B
2.06%, 04/07/10 (a)(b)	3,145	3,145
RB (Pin Oaks Apts)
Series 1997A
2.06%, 04/07/10 (a)(b)	1,000	1,000
RB (Western Manor Apts)
Series 1997C
2.06%, 04/07/10 (a)(b)	2,130	2,130
Vigo Cnty
RB (Sisters of Providence)
Series 2001
0.70%, 04/01/10 (a)(b)	3,500	3,500

		224,237

Iowa 0.6%

Iowa Finance Auth
M/F Housing RB (Country Club Village)
Series 2006
0.35%, 04/01/10 (a)(b)	11,370	11,370
Midwestern Disaster Area RB (Cargill)
Series 2009A
0.38%, 04/01/10 (a)	30,000	30,000
Midwestern Disaster Area RB (Cargill)
Series 2009B
0.38%, 04/01/10 (a)	25,000	25,000
Solid Waste Disposal RB (MidAmerican Energy)
Series 2008A
0.53%, 04/07/10 (a)	11,000	11,000
Sub RAN (Iowa School Cash Anticipation Program)
Series 2009B
0.48%, 06/23/10 (b)	17,848	17,930

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ)
Series 2003
0.32%, 04/01/10 (a)(b)	1,965	1,965

		97,265

Kansas 0.1%

Unified Government of Wyandotte Cnty & Kansas City
Utility System Refunding RB
Series 2004
0.30%, 04/01/10 (a)(b)(c)(d)	20,730	20,730

Kentucky 0.7%

Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp)
Series 2000
0.34%, 04/01/10 (a)(b)	12,790	12,790
Fort Mitchell
Lease RB
Series 2002A
0.29%, 04/02/10 (a)(b)	1,550	1,550
Jefferson Cnty
M/F Housing Refunding RB (Camden Brookside Apts)
Series 2002
0.29%, 04/01/10 (a)(b)	8,900	8,900
Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities)
Series 2007A
0.32%, 04/01/10 (a)(b)	13,925	13,925
Kentucky Housing Corp
Housing RB
Series 2002A
0.36%, 04/07/10 (a)(c)(d)	860	860
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
0.47%, 04/01/10 (a)(c)(d)	34,235	34,235
Lexington-Fayette Urban Cnty Government
Residential Facilities Refunding RB (Richmond Place Assoc)
Series 1987
0.70%, 04/01/11 (b)	8,010	8,010
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB
Series 2001A
0.30%, 04/01/10 (a)(b)(c)(d)	8,000	8,000
Mason Cnty
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B2
1.04%, 04/07/10 (a)(b)	9,580	9,580
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B3
1.04%, 04/07/10 (a)(b)	8,700	8,700
Richmond
IDRB (Mikron)
Series 1995
0.43%, 04/07/10 (a)(b)	1,000	1,000

		107,550

Louisiana 1.6%

Ascension Parish IDB
RB (BASF Corp)
Series 2009
0.42%, 04/07/10 (a)	15,000	15,000
Louisiana
Gasoline & Fuels Tax RB
Series 2005A
0.28%, 04/01/10 (a)(b)(c)(d)	3,375	3,375
Louisiana HFA
M/F Housing RB (Belmont Village Apts)
Series 2009
0.27%, 04/01/10 (a)(b)	8,950	8,950
M/F Housing RB (Jefferson Lakes Apts)
Series 2007
0.39%, 04/01/10 (a)(b)	14,900	14,900
M/F Housing RB (Lapalco Court Apts)
Series 2007
0.39%, 04/01/10 (a)(b)	6,400	6,400
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Bossier)
Series 2007
0.28%, 04/01/10 (a)(b)(c)(d)	18,115	18,115
Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1)
Series 2006
0.29%, 04/01/10 (a)(b)(c)(d)	39,419	39,419
Louisiana Public Facilities Auth
RB (C-Port)
Series 2008
0.34%, 04/01/10 (a)(b)	6,000	6,000
RB (Tiger Athletic Foundation)
Series 1999
0.31%, 04/01/10 (a)(b)	22,075	22,075
Louisiana State Univ & Agricultural and Mechanical College
Auxiliary RB
Series 2006
0.40%, 10/21/10 (b)(c)(d)	27,480	27,480
New Orleans IDB
M/F Housing RB (3700 Orleans)
Series 2000
0.34%, 04/01/10 (a)(b)	29,000	29,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB
Series 1984B
1.20%, 03/15/11 (b)	16,400	16,400
St. James Parish
Pollution Control Refunding RB (Texaco)
Series 1988A
0.25%, 04/13/10	54,030	54,030

		261,144

Maine 0.1%

Maine Finance Auth
RB (Jackson Laboratory)
Series 2002
0.33%, 04/01/10 (a)(b)	5,000	5,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Maine Health & Higher Educational Facilities Auth
RB
Series 2006F
0.29%, 04/01/10 (a)(b)(c)(d)	14,990	14,990

		19,990

Maryland 0.7%

Maryland Community Development Administration
Housing RB
Series 2006D & 2007B
0.53%, 04/21/10 (c)(d)	9,255	9,255
Residential RB
Series 2007A
0.37%, 04/01/10 (a)(c)(d)	14,115	14,115
Residential RB
Series 2007D
0.36%, 04/07/10 (a)(c)(d)	5,635	5,635
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health System)
Series E
0.28%, 06/04/10 (b)	41,550	41,550
Mortgage RB (Western Maryland Health System)
Series 2006A
0.43%, 12/09/10 (b)(c)(d)	14,630	14,630
RB (Goucher College)
Series 2007
0.32%, 04/01/10 (a)(b)	4,845	4,845
RB (LifeBridge Health)
Series 2008
0.31%, 04/01/10 (a)(b)(c)(d)	9,000	9,000
RB (MedStar Health)
Series 2007
0.30%, 04/01/10 (a)(b)(c)(d)	13,000	13,000
RB (Pooled Loan Program)
Series 1994D
0.32%, 04/01/10 (a)(b)	702	702
Montgomery Cnty Housing Opportunities Commission
RB (Oakfield Apts)
Series 2005I
0.28%, 04/07/10 (a)(b)	8,800	8,800

		121,532

Massachusetts 2.9%

Massachusetts
CP
Series E
0.37%, 04/19/10	23,000	23,000
GO Bonds Consolidated Loan of 2007
Series C
0.29%, 04/01/10 (a)(c)(d)	2,700	2,700
0.30%, 04/01/10 (a)(c)(d)	2,800	2,800
GO RAN
Series 2009B
0.38%, 05/27/10	25,000	25,081
GO RAN
Series 2009C
0.40%, 06/24/10	35,000	35,169
GO Refunding Bonds
Series 2001B
0.28%, 04/01/10 (a)(c)	2,600	2,600
GO Refunding Bonds
Series 2004A
0.47%, 04/01/10 (a)(c)(d)	27,625	27,625
0.47%, 04/01/10 (a)(c)(d)	20,545	20,545
GO Refunding Bonds
Series 2004B
0.54%, 04/01/10 (a)(c)(d)	7,570	7,570
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2006A
0.54%, 04/01/10 (a)(c)(d)	7,940	7,940
Sr Sales Tax Bonds
Series 2005A
0.54%, 04/01/10 (a)(c)(d)	5,475	5,475
Sr Sales Tax Bonds
Series 2008A1
0.28%, 04/07/10 (a)(c)	20,000	20,000
Sr Sales Tax Bonds
Series 2010A
0.38%, 04/01/10 (a)(e)	6,000	6,000
Massachusetts Development Finance Agency
M/F Housing RB (Archstone Reading Apts)
Series 2004A
0.34%, 04/01/10 (a)(b)	12,560	12,560
M/F Housing Refunding RB (Kensington at Chelmsford)
Series 2002
0.27%, 04/01/10 (a)(b)	15,450	15,450
RB (Abby Kelley Foster Charter Public School)
Series 2008
0.28%, 04/01/10 (a)(b)	2,325	2,325
RB (Boston Univ)
Series U5B
0.28%, 04/01/10 (a)(b)	5,695	5,695
RB (Greater Boston Food Bank)
Series 2008A
0.26%, 04/07/10 (a)(b)	2,200	2,200
RB (Masonic Nursing Home)
Series 2002A
0.30%, 04/07/10 (a)(b)	4,145	4,145
RB (Worcester Academy)
Series 2000
0.50%, 04/01/10 (a)(b)	740	740
Resource Recovery RB (Waste Management)
Series 1999
0.30%, 04/07/10 (a)(b)	7,000	7,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
0.48%, 07/08/10	5,797	5,797
RB (Harvard Univ)
Series 2010A
0.29%, 04/01/10 (a)(c)(d)(f)	2,000	2,000
RB (MIT)
Series 2008O
0.29%, 04/01/10 (a)(c)(d)	2,770	2,770
RB (Partners HealthCare System)
Series 2007G6
0.30%, 04/01/10 (a)(c)(d)	50,250	50,250

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Partners HealthCare System)
Series 2008H1
0.28%, 07/12/10	3,000	3,000
0.32%, 09/15/10	6,300	6,300
RB (South Shore Hospital)
Series 2008G
0.32%, 04/01/10 (a)(b)(c)	55,460	55,460
RB (Worcester City Campus — Univ of Massachusetts)
Series 2007E&F
0.28%, 04/01/10 (a)(b)(c)(d)	9,270	9,270
Massachusetts HFA
Construction Loan Notes
Series 2007A
0.39%, 06/01/10	2,000	2,013
S/F Housing RB
Series 122
0.40%, 04/01/10 (a)(c)(d)	20,415	20,415
Massachusetts Housing Finance Auth
Housing Bonds
Series 2005D
0.34%, 04/01/10 (a)(c)(d)	7,830	7,830
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2005A
0.29%, 04/01/10 (a)(c)(d)	3,100	3,100
0.29%, 04/01/10 (a)(c)(d)	900	900
0.30%, 04/01/10 (a)(c)(d)	10,840	10,840
0.30%, 04/01/10 (a)(c)(d)	9,900	9,900
Dedicated Sales Tax Bonds
Series 2007A
0.30%, 04/01/10 (a)(c)(d)	5,400	5,400
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds
Series 2006
0.31%, 04/01/10 (a)(c)(d)	595	595
State Revolving Fund Bonds
Series 14
0.31%, 04/01/10 (a)(c)(d)	4,365	4,365
Massachusetts Water Resources Auth
General RB
Series 2002J
0.31%, 04/01/10 (a)(c)(d)	7,500	7,500
0.31%, 04/01/10 (a)(c)(d)	3,500	3,500
General RB
Series 2007A
0.50%, 09/01/10 (c)(d)	19,075	19,075
General Refunding RB
Series 2007B
0.32%, 04/01/10 (a)(c)(d)	2,530	2,530
Middleton
GO BAN
0.36%, 12/09/10	5,000	5,056
Univ of Massachusetts Building Auth
Facilities RB SR
Series 2008A
0.29%, 04/07/10 (a)(c)	2,700	2,700

		477,186

Michigan 2.1%

Detroit
Sewage Disposal System Refunding Sr Lien RB
Series 2006D
0.57%, 04/01/10 (a)(b)(c)(d)	5,000	5,000
Sewage Disposal System Second Lien RB
Series 2001B
0.39%, 04/01/10 (a)(b)(c)(d)	12,110	12,110
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park)
Series 2001
0.36%, 04/01/10 (a)(b)	17,250	17,250
Michigan Building Auth
Refunding RB (Facilities Program)
Series 2005I
0.28%, 04/01/10 (a)(b)(c)(d)	4,445	4,445
Michigan Higher Education Facilities Auth
Limited Obligation Refunding RB (Hope College)
Series 2004
0.29%, 04/01/10 (a)(b)	3,120	3,120
Michigan Housing Development Auth
Rental Housing RB
Series 2000A
0.35%, 04/07/10 (a)(c)	19,945	19,945
Rental Housing RB
Series 2006D
0.36%, 04/01/10 (a)(c)(d)	5,250	5,250
0.37%, 04/01/10 (a)(c)(d)	2,600	2,600
S/F Mortgage RB
Series 2003C
0.33%, 04/07/10 (a)(b)(c)	8,610	8,610
S/F Mortgage RB
Series 2007D
0.37%, 04/01/10 (a)(c)	16,600	16,600
S/F Mortgage RB
Series 2007F
0.36%, 04/07/10 (a)(c)	30,000	30,000
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge)
Series 1985
0.35%, 04/01/10 (a)(b)	7,100	7,100
Michigan Municipal Bond Auth
RAN
Series 2009C2
0.65%, 08/20/10 (b)	300	302
0.85%, 08/20/10 (b)	34,500	34,718
Michigan State Hospital Finance Auth
RB (Ascension Health)
Series 1999B1
0.28%, 05/04/10	11,500	11,500
RB (Ascension Health)
Series 1999B3
0.69%, 08/15/10	13,000	13,099
RB (Ascension Health)
Series 2010
0.38%, 04/01/10 (a)(e)	17,220	17,220
Michigan State Strategic Fund
Limited Obligation RB (American Cancer Society)
Series 2000
0.40%, 04/01/10 (a)(b)	2,465	2,465
Limited Obligation RB (Consumers Energy)
Series 2005
0.31%, 04/07/10 (a)(b)	7,000	7,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Limited Obligation RB (Metaltec Steel Abrasive)
Series 2006
0.41%, 04/01/10 (a)(b)	1,980	1,980
Limited Obligation RB (United Machining)
Series 1998
0.50%, 04/01/10 (a)(b)	1,300	1,300
Oakland Cnty
Limited Obligation RB (Husky Envelope Products)
Series 1999
0.50%, 04/01/10 (a)(b)	800	800
Wayne Cnty Airport Auth
Airport RB (Detroit Metropolitan Airport)
Series 2005
0.32%, 04/01/10 (a)(b)(c)(d)	41,945	41,945
Airport RB (Detroit Metropolitan Airport)
Series 2008A
0.35%, 04/01/10 (a)(b)(c)(d)	47,755	47,755
Airport Refunding RB (Detroit Metropolitan Airport)
Series 2008C
0.32%, 04/01/10 (a)(b)	14,000	14,000
0.32%, 04/01/10 (a)(b)	9,525	9,525

		335,639

Minnesota 1.5%

East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar)
Series 2009
0.29%, 04/01/10 (a)(b)	19,350	19,350
Eden Prairie
M/F Housing RB (Eden Prairie Leased Housing Associates)
Series 2003A
0.37%, 04/02/10 (a)(b)	17,500	17,500
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts)
Series 2002
0.35%, 04/01/10 (a)(b)	2,800	2,800
Mendota Heights
Refunding IDRB (Dakota Business Plaza)
Series 2000
0.50%, 04/01/10 (a)(b)	2,300	2,300
Minnesota HFA
Residential Housing Finance Bonds
Series 2005M
0.30%, 04/01/10 (a)(c)	8,660	8,660
Residential Housing Finance Bonds
Series 2006G
0.35%, 04/01/10 (a)(c)(d)	4,985	4,985
Residential Housing Finance Bonds
Series 2009F
0.32%, 04/01/10 (a)(c)	6,720	6,720
Minnesota Higher Education Facilities Auth
RB (Hamline Univ of Minnesota)
Series Six-E1
0.29%, 04/01/10 (a)(b)	1,935	1,935
RB (Hamline Univ of Minnesota)
Series Six-E2
0.29%, 04/01/10 (a)(b)	3,565	3,565
Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008D
0.55%, 05/10/10	30,000	30,000
Health Care Facilities RB (Mayo Foundation)
Series 1992B
0.30%, 06/04/10	3,600	3,600
Health Care Facilities RB (Mayo Foundation)
Series 2000A
0.28%, 06/09/10	74,000	74,000
Health Care Facilities RB (Mayo Foundation)
Series 2001D
0.30%, 06/04/10 (c)	35,500	35,500
St. Louis Park
M/F Housing RB (At The Park)
Series 2002A
0.44%, 04/02/10 (a)(b)	3,300	3,300
Western Minnesota Municipal Power Agency
Power Supply RB
Series 2006A
0.42%, 10/07/10 (b)(c)(d)	27,555	27,555

		241,770

Mississippi 0.6%

Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving)
Series 1999
0.47%, 04/01/10 (a)(b)	5,000	5,000
RB (Jackson Medical Mall Foundation)
Series 2008A
0.33%, 04/01/10 (a)(b)	4,685	4,685
RB (PSL North America)
Series 2007A
0.27%, 04/01/10 (a)(b)	58,000	58,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts)
Series 2008-2
0.39%, 04/01/10 (a)(b)	6,750	6,750
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care)
Series 2004B1
0.30%, 04/01/10 (a)(c)(d)	18,635	18,635

		93,070

Missouri 1.8%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Appropriation Refunding Bonds (Metrolink Cross Cnty Extension)
Series 2009
0.31%, 04/01/10 (a)(b)(c)(d)	5,500	5,500
Blue Springs IDA
M/F Housing RB (Autumn Place Apts)
Series 2004
0.36%, 04/01/10 (a)(b)	8,500	8,500
Kansas City IDA
M/F Housing RB (Clay Terrace Apts)
Series 2006
0.34%, 04/01/10 (a)(b)	10,500	10,500
M/F Housing RB (Timberlane Village Apts)
Series 1986
0.35%, 04/01/10 (a)(b)	18,400	18,400

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Missouri Development Finance Board
Refunding RB (St. Louis Air Cargo Services)
Series 2000
0.34%, 04/01/10 (a)(b)	12,000	12,000
Missouri Health & Educational Facilities Auth
RB (Ascension Health)
Series 2008C5
0.39%, 05/17/10	12,500	12,500
RB (Rockhurst High School)
Series 2002
0.54%, 04/01/10 (a)(b)	4,940	4,940
RB (SSM Health Care)
Series 2005B
0.64%, 08/05/10	30,000	30,000
RB (Washington Univ)
Series 2003A
0.30%, 04/01/10 (a)(c)(d)	6,325	6,325
Missouri Higher Education Loan Auth
Student Loan RB Sr
Series 2008A2
0.36%, 04/01/10 (a)(b)	56,250	56,250
Missouri Housing Development Commission
S/F Mortgage RB (Homeownership Loan Program)
Series 2004A1
0.44%, 04/01/10 (a)(c)(d)	2,435	2,435
Missouri Jt Municipal Electric Utility Commission
Power Project RB (Prairie State)
Series 2007A
0.28%, 04/01/10 (a)(b)(c)(d)	12,130	12,130
St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I)
Series 2004A
0.35%, 04/01/10 (a)(b)	15,600	15,600
M/F Housing Refunding RB (Time Centre Apts Phase II)
Series 2004B
0.37%, 04/01/10 (a)(b)	4,500	4,500
St. Louis
TRAN
Series 2009
0.60%, 06/30/10	10,000	10,034
St. Louis IDA
IDRB (Kessler Container)
Series 1997A
0.45%, 04/01/10 (a)(b)	1,300	1,300
M/F Housing RB (Black Forest Apts)
Series 1997
0.33%, 04/01/10 (a)(b)	4,000	4,000
M/F Housing RB (Southwest Crossing)
Series 2001
0.34%, 04/01/10 (a)(b)	9,500	9,500
M/F Housing RB (Whispering Lakes Apts)
Series 1995
0.33%, 04/01/10 (a)(b)	7,435	7,435
M/F Housing Refunding RB (Merchandise Mart Apts)
Series 2005A
0.34%, 04/01/10 (a)(b)	20,475	20,475
Univ of Missouri
Capital Projects Notes Fiscal 2009-2010
Series A
0.40%, 06/30/10	40,000	40,157
Washington IDA
IDRB (Clemco Industries)
Series 1997
0.64%, 04/01/10 (a)(b)	2,450	2,450
IDRB (Pauwels Transformers)
Series 1995
0.49%, 04/01/10 (a)(b)	1,800	1,800

		296,731

Nebraska 0.6%

Nebraska Investment Finance Auth
S/F Housing RB
Series 2006F
0.36%, 04/01/10 (a)(c)(d)	6,955	6,955
S/F Housing RB
Series 2007D
0.30%, 04/07/10 (a)(c)	11,290	11,290
Nebraska Public Power District
General RB
Series 2006A
0.30%, 04/01/10 (a)(b)(c)(d)	17,995	17,995
Omaha Public Power District
Electric System RB
Series 2005A
0.30%, 04/01/10 (a)(b)(c)(d)	22,135	22,135
Electric System RB
Series 2006A
0.50%, 05/05/10 (c)(d)	10,055	10,055
Electric System Sub RB
Series 2006B
0.31%, 04/01/10 (a)(c)(d)	3,570	3,570
Stanton Cnty
IDRB (Nucor Corp)
Series 1996
0.35%, 04/07/10 (a)	19,300	19,300

		91,300

Nevada 1.7%

Clark Cnty
Airport System Jr Sub Lien Revenue Notes
Series 2009A
0.78%, 07/15/10	40,000	40,170
Airport System Sub Lien RB
Series 2008 B1
0.32%, 04/07/10 (a)(b)(c)	7,100	7,100
Limited Tax GO Bond Bank Bonds
Series 2008
0.30%, 04/01/10 (a)(c)(d)	18,170	18,170
Passenger Facility Charge RB (Las Vegas McCarran International Airport)
Series 2007A2
0.29%, 04/01/10 (a)(b)(c)(d)	34,970	34,970
RB (Bishop Gorman High School)
Series 2006
0.51%, 04/01/10 (a)(b)	14,085	14,085
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
0.34%, 06/04/10 (b)	10,000	10,000
Clark Cnty Airport
Airport System Sub Lien RB
Series 2007A1
0.35%, 04/01/10 (a)(b)(c)(d)	7,160	7,160

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Clark Cnty SD
Limited Tax GO Bonds
Series 2006B
0.32%, 04/01/10 (a)(b)(c)(d)	7,125	7,125
Limited Tax GO Refunding Bonds
Series 2004A
0.36%, 06/15/10	500	503
Nevada Dept of Business & Industry
RB (LVE Energy Partners)
Series 2007
0.48%, 04/01/10 (a)(b)	13,100	13,100
RB (Nevada Cancer Institute)
Series 2003
0.32%, 04/01/10 (a)(b)	5,000	5,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts)
Series 1999A
0.33%, 04/01/10 (a)(b)	7,415	7,415
M/F Housing RB (Banbridge Apts)
Series 2000A
0.43%, 04/01/10 (a)(b)	3,960	3,960
M/F Housing RB (Sierra Pointe Apts)
Series 2005
0.33%, 04/01/10 (a)(b)	6,065	6,065
M/F Housing RB (Silver Pines Apts)
Series 2002A
0.33%, 04/01/10 (a)(b)	8,600	8,600
M/F Housing RB (St. Rose Series Apts)
Series 2002A
0.33%, 04/01/10 (a)(b)	14,770	14,770
M/F Housing Refunding RB (Oakmont)
Series 2002
0.43%, 04/01/10 (a)(b)	4,350	4,350
Nevada System of Higher Education
Univ RB
Series 2005B
0.29%, 04/01/10 (a)(c)(d)	13,060	13,060
North Las Vegas
GO Building Bonds
Series 2006
0.29%, 04/01/10 (a)(b)(c)(d)	30,525	30,525
Truckee Meadows Water Auth
Water Refunding RB
Series 2006
0.42%, 11/04/10 (b)(c)(d)	10,280	10,280
Water Refunding RB
Series 2007
0.29%, 04/01/10 (a)(b)(c)(d)	9,990	9,990
Water Revenue CP
Series 2006B
0.26%, 06/25/10 (b)	5,300	5,300

		271,698

New Hampshire 0.4%

New Hampshire Business Finance Auth
RB (Cottage Hospital)
Series 2005
0.51%, 04/01/10 (a)(b)	7,105	7,105
Solid Waste Disposal RB (Lonza Biologics)
Series 2003
0.40%, 04/01/10 (a)(b)	30,000	30,000
New Hampshire Health & Education Facilities Auth
RB (Frisbie Memorial Hospital)
Series 2005
0.30%, 04/01/10 (a)(b)	2,675	2,675
RB (Riverwoods at Exeter)
Series 2003
0.29%, 04/01/10 (a)(b)	3,080	3,080
RB (Southern New Hampshire Univ)
Series 2008
0.28%, 04/01/10 (a)(b)	7,880	7,880
New Hampshire Housing Finance Auth
S/F Mortgage Acquisition RB
Series 2005E
0.37%, 04/01/10 (a)(c)(d)	3,765	3,765
S/F Mortgage Acquisition RB
Series 2006B
0.37%, 04/01/10 (a)(c)(d)	4,635	4,635

		59,140

New Jersey 1.5%

Burlington Cnty
BAN
Series 2009B
0.52%, 09/10/10	23,000	23,099
East Brunswick Township
BAN 2009
0.54%, 04/28/10	15,000	15,011
Monroe Township
BAN
0.42%, 02/09/11	14,000	14,069
Montclair Township
BAN
0.34%, 06/24/10	9,662	9,682
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems)
Series 2007
0.36%, 04/01/10 (a)(b)	7,085	7,085
RB (Chambers Co-Generation)
0.28%, 04/07/10 (b)	30,000	30,000
RB (Hamilton Industrial Development)
Series 1998
0.47%, 04/07/10 (a)(b)	4,060	4,060
RB (Jewish Home at Rockleigh)
Series 1998B
0.54%, 04/02/10 (a)(b)	2,180	2,180
RB (Research & Manufacturing Corp of America)
Series 2006
0.45%, 04/01/10 (a)(b)	3,415	3,415
School Facilities Construction Bonds
Series 2008X
0.25%, 04/07/10 (a)(b)	3,975	3,975
School Facilities Construction Notes
Series 2009A
0.47%, 06/18/10	26,000	26,112
School Facilities Construction Refunding Bonds
Series 2008V1
0.52%, 04/07/10 (a)(b)	32,145	32,145

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
School Facilities Construction Refunding Bonds
Series 2008V2
0.32%, 04/07/10 (a)(b)	7,625	7,625
School Facilities Construction Refunding Bonds
Series 2008V5
0.24%, 04/07/10 (a)(b)	9,100	9,100
Thermal Energy Facilities RB (Marina Energy)
Series 2001A
0.32%, 04/01/10 (a)(b)	8,400	8,400
New Jersey Housing & Mortgage Finance Agency
M/F RB
Series 2008F
0.31%, 04/01/10 (a)(b)	12,400	12,400
New Jersey State Higher Education Assistance Auth
Student Loan RB
Series 2008A
0.36%, 04/01/10 (a)(b)(c)(d)	7,640	7,640
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
0.29%, 04/01/10 (a)(b)(c)(d)	450	450
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
0.42%, 12/15/10	7,500	7,769
Transportation System Bonds
Series 2006C
0.43%, 11/04/10 (b)(c)(d)	330	330
Transportation System Bonds
Series 2009A
0.36%, 08/19/10 (b)(c)(d)	740	740
New Jersey Turnpike Auth
RB
Series 2003A
0.30%, 04/01/10 (a)(b)(c)(d)	18,340	18,340
RB
Series 2003A & Refunding RB Series 2005A
0.59%, 04/01/10 (a)(b)(c)(d)	5,335	5,335

		248,962

New Mexico 0.5%

Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts)
Series 2008
0.39%, 04/01/10 (a)(b)	3,750	3,750
New Mexico Educational Assistance Foundation
Education Loan Bonds Sr
Series 2003A1
0.32%, 04/07/10 (a)(b)	8,000	8,000
Education Loan Bonds Sr
Series 2003A2
0.32%, 04/07/10 (a)(b)	7,000	7,000
Education Loan Bonds Sr
Series 2009A
0.32%, 04/07/10 (a)(b)	3,000	3,000
Student Loan Bonds Sr
Series 2007A1
0.39%, 04/01/10 (a)(c)(d)	21,110	21,110
New Mexico Finance Auth
Sub Lien Public Project Revolving Fund RB
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)	10,335	10,335
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services)
Series 2009A
0.40%, 09/23/10 (b)(c)(d)	10,615	10,615
Santa Fe
Wastewater System Sub Lien RB (Gross Receipts Tax)
Series 1997B
0.29%, 04/07/10 (a)(b)	14,900	14,900

		78,710

New York 10.2%

Albany Cnty Airport Auth
Airport Refunding RB
Series 2008A
0.33%, 04/01/10 (a)(b)	7,785	7,785
Bethlehem IDA
RB (467 Delaware Ave)
Series 2003A
0.33%, 04/01/10 (a)(b)	6,200	6,200
Long Island Power Auth
CP Notes
Series CP-1
0.31%, 08/03/10 (b)	28,000	28,000
Electric System General RB
Series 2006A
0.31%, 04/01/10 (a)(b)(c)(d)	5,000	5,000
Electric System Sub RB
Series 2001-3A
0.30%, 04/07/10 (a)(b)	7,280	7,280
Metropolitan Transportation Auth
Transportation RB
Series 2005D1
0.30%, 04/01/10 (a)(b)	9,000	9,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2008D1
0.29%, 04/07/10 (a)(c)	9,000	9,000
Nassau Health Care Corp
Bonds
Series 2009D2
0.20%, 04/27/10 (b)	9,000	9,000
New Rochelle IDA
IDRB (West End Phase I Facility)
Series 2006
0.63%, 04/01/10 (a)(b)	4,265	4,265
New York City
GO Bonds Fiscal 2002
Series A1
0.30%, 04/01/10 (a)(c)(d)	10,610	10,610
GO Bonds Fiscal 2004
Series F
0.30%, 04/01/10 (a)(c)(d)(g)	260,980	260,980
GO Bonds Fiscal 2004
Series H6
0.30%, 04/07/10 (a)(b)	30,880	30,880

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
New York City Housing Development Corp
M/F Housing RB
Series 2006J1
0.30%, 04/07/10 (a)(c)	84,360	84,360
M/F Housing RB
Series 2008A1B
0.33%, 04/01/10 (a)(c)	9,250	9,250
M/F Housing RB
Series 2008I2
0.72%, 05/13/10	1,735	1,735
0.73%, 05/13/10	43,250	43,250
M/F Housing RB
Series 2009H
0.55%, 07/01/10	27,905	27,905
M/F Housing RB
Series 2009L
0.40%, 12/15/10 (b)	12,595	12,595
M/F Mortgage RB (Boricua Village Apts)
Series 2007A
0.32%, 04/07/10 (a)(b)	11,000	11,000
M/F Mortgage RB (Queens Family Courthouse Apts)
Series 2007A
0.32%, 04/07/10 (a)(b)	54,000	54,000
New York City IDA
Empowerment Zone RB (Tiago Holdings)
Series 2007
0.30%, 04/01/10 (a)(b)	36,000	36,000
Refunding IDRB (Allway Tools)
Series 1997
0.68%, 04/01/10 (a)(b)	1,020	1,020
New York City Municipal Water Finance Auth
Extendible CP Notes
Series 7
0.30%, 05/13/10	40,000	40,000
Extendible CP Notes
Series 8
0.30%, 05/13/10	34,800	34,800
Water & Sewer System RB Fiscal 2003
Series E
0.30%, 04/01/10 (a)(c)(d)	14,655	14,655
Water & Sewer System RB Fiscal 2009
Series A
0.32%, 04/01/10 (a)(c)(d)	15,310	15,310
0.32%, 04/01/10 (a)(c)(d)	1,000	1,000
Water & Sewer System RB Fiscal 2009
Series FF2
0.29%, 04/01/10 (a)(c)(d)	6,000	6,000
Water and Sewer System RB Fiscal 2001
Series F1
0.36%, 04/01/10 (a)(c)	4,305	4,305
New York City Trust for Cultural Resources
Refunding RB (Museum of Modern Art)
Series 2008-1A
0.55%, 08/01/10 (d)	10,000	10,065
New York Liberty Development Corp
RB (World Trade Center)
Series 2009A
0.50%, 01/17/11 (b)	140,000	140,000
New York State Dormitory Auth
State Personal Income Tax RB
Series 2005B
0.54%, 04/01/10 (a)(c)(d)	7,780	7,780
State Personal Income Tax RB
Series 2006D
0.30%, 04/01/10 (a)(c)(d)	35,000	35,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB
Series 2002B
0.30%, 04/01/10 (a)(c)(d)	7,300	7,300
New York State HFA
Housing RB (250 W 50th St)
Series 1997A
0.30%, 04/07/10 (a)(b)	5,395	5,395
Housing RB (Archstone Westbury)
Series 2004A
0.30%, 04/07/10 (a)(b)	17,000	17,000
Housing RB (Avalon Bowery Place II)
Series 2006A
0.32%, 04/07/10 (a)(b)	10,000	10,000
Housing RB (Helena Housing)
Series 2003A
0.28%, 04/07/10 (a)(b)	30,000	30,000
Housing RB (Normandie Court II)
Series 1999A
0.30%, 04/07/10 (a)(b)	6,330	6,330
Housing RB (Ocean Park Apts)
Series 2005A
0.28%, 04/07/10 (a)(b)	6,100	6,100
Housing RB (The Helena)
Series 2004A
0.28%, 04/07/10 (a)(b)	51,500	51,500
RB (250 W 93rd St)
Series 2005A
0.30%, 04/07/10 (a)(b)	6,500	6,500
New York State Mortgage Agency
Homeowner Mortgage RB
Series 29
0.38%, 04/01/10 (a)(c)(d)	19,410	19,410
Homeowner Mortgage RB
Series 101
0.37%, 04/01/10 (a)(c)(d)	4,640	4,640
Homeowner Mortgage RB
Series 106
0.35%, 04/01/10 (a)(c)(d)	4,500	4,500
Homeowner Mortgage RB
Series 109
0.38%, 04/01/10 (a)(c)(d)	9,925	9,925
Homeowner Mortgage RB
Series 115
0.32%, 04/07/10 (a)(c)	32,800	32,800
Homeowner Mortgage RB
Series 137
0.35%, 04/01/10 (a)(c)(d)	2,695	2,695
Homeowner Mortgage RB
Series 144
0.38%, 04/01/10 (a)(c)	1,700	1,700
Homeowner Mortgage RB
Series 145 & 148
0.40%, 04/01/10 (a)(c)(d)	4,350	4,350

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Homeowner Mortgage RB
Series 153
0.32%, 04/07/10 (a)(c)	32,850	32,850
New York State Power Auth
CP
Series 1
0.29%, 05/11/10	18,212	18,212
0.27%, 06/02/10	18,917	18,917
0.30%, 06/09/10	20,000	20,000
0.30%, 06/10/10	11,200	11,200
New York State Thruway Auth
General RB
Series G
0.29%, 04/01/10 (a)(b)(c)(d)	10,000	10,000
New York State Urban Development Corp
Service Contract Refunding RB
Series 2008A2
0.31%, 04/01/10 (a)(b)(c)	15,600	15,600
Oyster Bay
BAN
Series 2009B
0.44%, 09/17/10	15,000	15,091
Port Auth of New York & New Jersey
Consolidated Bonds 136th
Series
0.44%, 04/01/10 (a)(c)(d)	7,320	7,320
Consolidated Bonds 137th
Series
0.42%, 04/01/10 (a)(c)(d)	4,050	4,050
Consolidated Bonds 141st
Series
0.33%, 04/01/10 (a)(c)(d)	9,015	9,015
0.35%, 04/01/10 (a)(c)(d)	18,165	18,165
Consolidated Bonds 143rd
Series
0.38%, 04/01/10 (a)(c)(d)	5,245	5,245
Consolidated Bonds 146th
Series
0.61%, 04/01/10 (a)(c)(d)	76,140	76,140
Consolidated Bonds 147th
Series
0.35%, 04/01/10 (a)(c)(d)	36,820	36,820
Consolidated Bonds 152nd
Series
0.38%, 04/01/10 (a)(c)(d)	28,540	28,540
CP
Series A
0.34%, 05/10/10	34,895	34,895
Suffolk Cnty
TAN
Series 2010
0.35%, 08/12/10	37,500	37,725
0.37%, 08/12/10	12,500	12,574
Triborough Bridge & Tunnel Auth
General Revenue BAN
Series 2009
0.44%, 11/15/10	15,000	15,145
0.47%, 11/15/10	25,000	25,238
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008B
0.30%, 04/01/10 (a)(b)	3,100	3,100
Yonkers IDA
IDRB (Greyston Bakery)
Series 2001
2.00%, 04/01/10 (a)(b)	2,305	2,305

		1,656,322

North Carolina 1.7%

Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor)
Series 2000A
0.50%, 04/07/10 (a)	26,500	26,500
Johnston Cnty, Industrial Facilities & Pollution Control Financing Auth
IDRB (Flanders Corp)
Series 1998
0.45%, 04/07/10 (a)(b)	4,500	4,500
Mecklenburg Cnty
GO Refunding Bonds
Series 2009D
0.39%, 04/01/10 (a)(e)	19,660	19,660
M/F Housing RB (Sycamore Green Apts)
Series 2001
0.37%, 04/01/10 (a)(b)	5,835	5,835
North Carolina Capital Facilities Finance Agency
RB (Campbell Univ)
Series 2009
0.28%, 04/01/10 (a)(b)	5,925	5,925
RB (Duke Univ)
Series 2005A
0.30%, 04/01/10 (a)(c)(d)	8,600	8,600
North Carolina Medical Care Commission
First Mortgage RB (Deerfield Episcopal Retirement Community)
Series 2008B
0.28%, 04/01/10 (a)(b)	5,000	5,000
First Mortgage Refunding RB (Well Spring Retirement Community)
Series 2003C
0.49%, 04/01/10 (a)(b)	5,205	5,205
Health Care Facilities RB (Carolina Meadows)
Series 2004
0.49%, 04/01/10 (a)(b)	18,300	18,300
Health Care Facilities RB (Novant Health)
Series 2006
0.30%, 04/01/10 (a)(b)(c)(d)	17,335	17,335
0.30%, 04/01/10 (a)(b)(c)(d)	11,420	11,420
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A2
0.28%, 04/07/10 (a)(b)	6,545	6,545
North Carolina State Education Assistance Auth
Student Loan Refunding RB
Series 2008-2A1
0.32%, 04/01/10 (a)(b)	22,900	22,900
Student Loan Refunding RB
Series 2008-2A2
0.32%, 04/01/10 (a)(b)	10,000	10,000
Student Loan Refunding RB
Series 2008-3A1
0.37%, 04/01/10 (a)(b)	30,000	30,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Student Loan Refunding RB
Series 2008-3A2
0.37%, 04/01/10 (a)(b)	22,945	22,945
Student Loan Refunding RB
Series 2008-5
0.36%, 04/01/10 (a)(b)	29,495	29,495
Piedmont Triad Airport Auth
Airport RB
Series 2008A
0.32%, 04/01/10 (a)(b)	3,455	3,455
Airport RB
Series 2008B
0.37%, 04/01/10 (a)(b)	3,845	3,845
Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products)
Series 2007A
0.45%, 04/01/10 (a)(b)	7,835	7,835
Surry Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Ottenweller)
Series 2007A
0.34%, 04/01/10 (a)(b)	4,730	4,730
Union Cnty
COP
Series 2006
0.40%, 10/21/10 (b)(c)(d)	10,360	10,360

		280,390

North Dakota 0.3%

Cass Cnty
Health Care Facilities RB (Essentia Health)
Series 2008A
0.31%, 04/01/10 (a)(b)(c)(d)	10,000	10,000
North Dakota HFA
Home Mortgage Finance Program
Series 2005A
0.33%, 04/07/10 (a)(c)	22,100	22,100
Home Mortgage Finance Program
Series 2005C
0.33%, 04/07/10 (a)(c)	12,000	12,000
Home Mortgage Finance Program
Series 2009B
0.30%, 04/07/10 (a)(c)	8,910	8,910

		53,010

Ohio 1.6%

Buckeye Tobacco Settlement Financing Auth
Asset-Backed Bonds
Series 2007A2
0.32%, 04/01/10 (a)(b)(c)(d)	56,365	56,365
Butler Cnty
Hospital Facilities RB (Cincinnati Children’s Hospital Medical Center)
Series 2008O
0.38%, 04/02/10 (a)(b)	7,760	7,760
Cincinnati SD
Unlimited Tax GO Refunding Bonds
Series 2006
0.54%, 04/01/10 (a)(c)(d)	26,420	26,420
Cleveland
Airport System RB
Series 2000C
0.42%, 10/07/10 (b)(c)(d)	31,490	31,490
Water RB
Series 2007O
0.30%, 04/01/10 (a)(c)(d)	14,850	14,850
Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB Converted
Series 2005B
0.32%, 04/01/10 (a)(b)	7,910	7,910
Refunding RB (Judson)
Series 2005A
0.32%, 04/01/10 (a)(b)	21,430	21,430
Columbus Regional Airport Auth
Airport Refunding RB
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	5,000	5,000
Darke Cnty
Health Care Facilities RB (Wayne Hospital)
Series 2007
0.35%, 04/01/10 (a)(b)	26,865	26,865
Lorain Cnty
Hospital Facilities RB (EMH Regional Medical Center)
Series 2001
0.30%, 04/01/10 (a)(b)	10,515	10,515
Ohio
Air Quality Development Refunding RB (Dayton Power & Light)
Series 2008A
0.32%, 04/07/10 (a)(b)	21,000	21,000
Hospital Refunding RB (Cleveland Clinic Health System)
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	7,000	7,000
Ohio Higher Educational Facility Commission
RB (Cleveland Clinic Health System)
Series 2008A
0.29%, 04/01/10 (a)(c)(d)	5,175	5,175
RB (Lake Erie College)
Series 2003
0.45%, 04/01/10 (a)(b)	10,945	10,945

		252,725

Oklahoma 0.3%

Oklahoma Development Finance Auth
RB (Shawnee Funding)
Series 1996
0.42%, 04/07/10 (a)(b)	3,100	3,100
Refunding RB (INTEGRIS Baptist Medical Center)
Series 2007A1
0.26%, 05/12/10	24,500	24,500
Oklahoma State Student Loan Auth
Student Loan Bonds & Notes
Series 2008IIA1
0.32%, 04/07/10 (a)(b)	20,000	20,000
Tulsa Cnty Industrial Auth
Health Care RB (St. Francis Health System)
Series 2006
0.30%, 04/01/10 (a)(c)(d)	2,010	2,010

		49,610

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Oregon 0.6%

Multnomah Cnty Hospital Facilities Auth
RB (Providence Health System)
Series 2004
0.30%, 04/01/10 (a)(c)(d)	5,895	5,895
Oregon Housing & Community Services Dept
S/F Mortgage RB
Series 2004L
0.32%, 04/07/10 (a)(c)	5,000	5,000
S/F Mortgage RB
Series 2005F
0.32%, 04/07/10 (a)(c)	13,685	13,685
S/F Mortgage RB
Series 2008I
0.32%, 04/01/10 (a)(c)	28,650	28,650
Oregon State Facilities Auth
RB (Lewis & Clark College)
Series 2008A
0.34%, 04/01/10 (a)(b)	23,245	23,245
Port of Portland
Refunding RB (Portland International Airport)
Series 18B
0.26%, 04/07/10 (a)(b)	22,100	22,100

		98,575

Pennsylvania 2.3%

Butler Cnty General Auth
School RB (Butler Area SD)
Series 2007
0.31%, 04/01/10 (a)(b)(c)(d)	8,000	8,000
Crawford Cnty IDA
RB (Greenleaf Corp)
Series 2007
0.38%, 04/01/10 (a)(b)	7,925	7,925
Delaware River Port Auth
Refunding RB
Series 2008A
0.30%, 04/01/10 (a)(b)	7,575	7,575
Erie Cnty Hospital Auth
RB (St. Vincent Health Center)
Series 2010B
0.29%, 04/01/10 (a)(b)	7,040	7,040
Lackawanna Cnty
GO Notes
Series 2008A
0.45%, 04/01/10 (a)(b)(c)	14,540	14,540
GO Notes
Series 2008B
0.37%, 04/01/10 (a)(b)(c)	5,000	5,000
Lawrence Cnty IDA
RB (Villa Maria)
Series 2003
0.59%, 04/01/10 (a)(b)	11,130	11,130
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
0.30%, 04/01/10 (a)(b)	12,160	12,160
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water)
Series 2009
0.50%, 09/01/10 (b)(c)(d)	6,995	6,995
Montgomery Cnty IDA
RB (Waverly Heights)
Series 2009
0.30%, 04/01/10 (a)(b)	7,000	7,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts)
Series 2001A
0.30%, 04/01/10 (a)(b)	5,590	5,590
North Hampton Cnty
RB (Binney & Smith)
Series 1997B
0.60%, 04/07/10 (a)(b)	640	640
Pennsylvania Economic Development Financing Auth
RB (Amtrak)
Series 2001B
0.33%, 04/01/10 (a)(b)	14,000	14,000
Pennsylvania Energy Development Auth
RB (B&W Ebensburg)
Series 1986
0.32%, 04/07/10 (a)(b)	1,120	1,120
Pennsylvania HFA
Rental Housing Refunding Bonds
Series 2008C
0.28%, 04/07/10 (a)(c)	12,830	12,830
S/F Mortgage RB
Series 2001-72A
0.37%, 04/01/10 (a)(c)(d)	2,250	2,250
S/F Mortgage RB
Series 2002-73A & 74B
0.40%, 04/01/10 (a)(c)(d)	2,140	2,140
S/F Mortgage RB
Series 2004-77B
0.33%, 04/07/10 (a)(c)	5,975	5,975
S/F Mortgage RB
Series 2004-82B
0.27%, 04/07/10 (a)(c)	10,500	10,500
S/F Mortgage RB
Series 2004-86B
0.33%, 04/07/10 (a)(c)	10,000	10,000
S/F Mortgage RB
Series 2004-86C
0.33%, 04/07/10 (a)(c)	1,665	1,665
S/F Mortgage RB
Series 2005-88C
0.32%, 04/07/10 (a)(c)	15,900	15,900
S/F Mortgage RB
Series 2005-89
0.33%, 04/07/10 (a)(c)	10,000	10,000
S/F Mortgage RB
Series 2006-96A
0.35%, 04/01/10 (a)(c)(d)	9,730	9,730
S/F Mortgage RB
Series 2006-99A, 2007-99A&100A
0.35%, 04/01/10 (a)(c)(d)	29,130	29,130

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Independent Colleges & Univs)
Series 2004M3
0.29%, 04/01/10 (a)(b)	4,945	4,945
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB
Series 2005B
0.29%, 04/01/10 (a)(b)(c)	8,090	8,090
Turnpike RB
Series 2004A
0.30%, 04/01/10 (a)(b)(c)(d)	28,215	28,215
Turnpike RB
Series 2008B4
0.30%, 04/01/10 (a)(b)	3,935	3,935
Turnpike Sub RB
Series 2008A1
0.39%, 04/01/10 (a)(b)(c)(d)	1,680	1,680
Pennsylvania State Univ
Bonds
Series 2007A
0.29%, 04/01/10 (a)(b)(c)(d)	3,570	3,570
Philadelphia
Airport RB
Series 2007A
0.34%, 04/01/10 (a)(b)(c)(d)	20,060	20,060
Airport Refunding RB
Series 2007B
0.34%, 04/01/10 (a)(b)(c)(d)	2,855	2,855
Water & Wastewater Refunding RB
Series 2005B
0.26%, 04/07/10 (a)(b)	8,855	8,855
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center)
Series 2007B
0.29%, 04/01/10 (a)(b)(c)(d)	5,000	5,000
Philadelphia Redevelopment Auth
Qualified Redevelopment RB
Series 2005B
0.34%, 04/01/10 (a)(b)(c)(d)	30,385	30,385
Philadelphia SD
TRAN
Series 2009-2010
0.72%, 06/30/10	20,000	20,087
Washington Cnty Auth
RB (Girard Estate Refunding)
Series 1999
0.29%, 04/01/10 (a)(b)	22,845	22,845

		379,357

Rhode Island 0.2%

Rhode Island Housing & Morgage Finance Corp
Homeownership Opportunity Bonds
Series 56A
0.35%, 04/01/10 (a)(c)(d)	9,570	9,570
Rhode Island Student Loan Auth
Student Loan Program RB
Series 2008B3
0.31%, 04/07/10 (a)(b)	4,000	4,000
Student Loan Program RB
Series 2008B4
0.31%, 04/07/10 (a)(b)	13,000	13,000

		26,570

South Carolina 1.9%

Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD)
Series 2006
0.32%, 04/01/10 (a)(c)(d)	9,615	9,615
0.54%, 04/01/10 (a)(c)(d)	5,000	5,000
Greenville
IDRB (Stevens Aviation Technical Services)
Series 1997
0.50%, 04/01/10 (a)(b)	8,300	8,300
Greenville Hospital System
Hospital Refunding RB
Series 2008C
0.32%, 04/01/10 (a)(b)	18,000	18,000
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare)
Series 2009
0.50%, 09/01/10 (b)(c)(d)	7,410	7,410
Piedmont Municipal Power Agency
Electric Refunding RB
Series 2008D
0.33%, 04/01/10 (a)(b)(c)	12,680	12,680
South Carolina Assoc of Governmental Organizations
RB (Pickens Cnty SD)
Series 2006
0.29%, 04/01/10 (a)(b)(c)(d)	12,165	12,165
South Carolina Housing Finance & Development Auth
Mortgage RB
Series 2006A2
0.37%, 04/01/10 (a)(c)(d)	15,595	15,595
South Carolina Jobs Economic Development Auth
Industrial RB (South Carolina Electric & Gas)
Series 2008
0.35%, 04/01/10 (a)(b)	7,000	7,000
IRB (South Carolina Generating)
Series 2008
0.35%, 04/01/10 (a)(b)	5,000	5,000
RB (Bon Secours Health System)
Series 2008A
0.32%, 04/07/10 (a)(b)(c)	69,625	69,625
RB (Holcim)
Series 2003
0.50%, 04/01/10 (a)(b)	25,000	25,000
RB (Innovative Fibers)
Series 2007
0.38%, 04/01/10 (a)(b)	6,500	6,500
South Carolina Public Service Auth
CP
0.27%, 04/06/10	3,754	3,754
0.33%, 04/09/10	11,200	11,200
Revenue Obligations
Series 2004A
0.30%, 04/01/10 (a)(c)(d)	23,760	23,760

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Revenue Obligations
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)	5,930	5,930
Revenue Obligations
Series 2009E
0.32%, 04/01/10 (a)(c)(d)	9,980	9,980
0.32%, 04/01/10 (a)(c)(d)	10,295	10,295
South Carolina State Housing Finance & Development Auth
M/F Rental Housing RB (Various Rural Housing Apts)
Series 2009B
0.28%, 04/01/10 (a)(b)	27,900	27,900
South Carolina Transportation Infrastructure Bank
Refunding RB
Series 2003B1
0.27%, 04/07/10 (a)(b)	9,950	9,950
Spartanburg Regional Health Services District
Hospital Refunding RB
Series 2008B
0.31%, 04/07/10 (a)(b)(c)	10,105	10,105

		314,764

South Dakota 1.0%

South Dakota Health & Educational Facilities Auth
RB (Avera Health)
Series 2008A1
0.30%, 04/02/10 (a)(b)	11,175	11,175
RB (Avera Health)
Series 2008C
0.59%, 04/02/10 (a)(b)	25,000	25,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds
Series 1997J, 2006E & 2008B
0.35%, 04/01/10 (a)(c)(d)	10,550	10,550
Homeownership Mortgage Bonds
Series 2003B
0.35%, 04/01/10 (a)(c)(d)	10,245	10,245
Homeownership Mortgage Bonds
Series 2003B, 2003H, 2004B, 2005B
0.41%, 04/01/10 (a)(c)(d)	5,460	5,460
Homeownership Mortgage Bonds
Series 2003E, 2005B, 2007B & 2007E
0.35%, 04/01/10 (a)(c)(d)	53,650	53,650
Homeownership Mortgage Bonds
Series 2003I
0.30%, 04/07/10 (a)(c)	7,720	7,720
Homeownership Mortgage Bonds
Series 2004G
0.32%, 04/07/10 (a)(c)	11,000	11,000
Homeownership Mortgage Bonds
Series 2005C
0.30%, 04/07/10 (a)(c)	10,000	10,000
Homeownership Mortgage Bonds
Series 2005K
0.35%, 04/01/10 (a)(c)(d)	5,970	5,970
Homeownership Mortgage Bonds
Series 2008C
0.28%, 04/07/10 (a)(c)	5,000	5,000
M/F Housing RB (Harmony Heights)
Series 2001
0.36%, 04/01/10 (a)(b)	6,500	6,500

		162,270

Tennessee 4.8%

Blount Cnty Public Building Auth
Local Government Public Improvement Bonds
Series E5A
0.32%, 04/07/10 (a)(b)	17,895	17,895
Local Government Public Improvement Bonds
Series E5B
0.32%, 04/07/10 (a)(b)	14,910	14,910
Chattanooga
Electric System RB
Series 2008A
0.29%, 04/01/10 (a)(c)(d)	15,600	15,600
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 1997
0.37%, 04/01/10 (a)(b)	2,035	2,035
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA)
Series 2001
0.50%, 04/01/10 (a)(b)	1,430	1,430
Jackson Energy Auth
Wastewater System Refunding RB
Series 2009
0.33%, 04/07/10 (a)(b)	9,000	9,000
Water System Refunding RB
Series 2008
0.38%, 04/02/10 (a)(b)	9,410	9,410
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts)
Series 2005
0.34%, 04/01/10 (a)(b)	2,300	2,300
Jackson IDB
Solid Waste Facility Bonds (Ameristeel)
Series 1997
0.45%, 04/01/10 (a)(b)	3,800	3,800
Lewisburg IDB
Solid Waste Disposal RB (Waste Management)
Series 2003
0.33%, 04/01/10 (a)(b)	15,000	15,000
McMinn Cnty
Solid Waste Disposal Facilities RB (Bowater)
Series 1999
0.35%, 04/01/10 (a)(b)	33,500	33,500
Memphis
BAN 2009
0.53%, 05/18/10	24,700	24,746
Memphis & Shelby Cnty IDB
Exempt Facilities RB (Nucor)
Series 2007
0.35%, 04/07/10 (a)	28,000	28,000
Metro Government Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts)
Series 2005
0.34%, 04/01/10 (a)(b)	8,260	8,260
M/F Housing RB (Chippington Tower Apts I & II)
Series 2005
0.47%, 04/01/10 (a)(b)	13,325	13,325

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
M/F Housing RB (Jackson Grove Apts)
Series 2006A
0.34%, 04/01/10 (a)(b)	10,000	10,000
Metro Government of Nashville & Davidson Cnty IDB
M/F Housing RB (Arbor Crest)
Series 1985B
0.30%, 04/01/10 (a)(b)	12,750	12,750
M/F Housing RB (Arbor Knoll)
Series 1985A
0.30%, 04/01/10 (a)(b)	13,400	13,400
RB (Nashville Symphony Hall)
Series 2004
0.37%, 04/01/10 (a)(b)	15,900	15,900
RB (YMCA)
Series 2007
0.32%, 04/01/10 (a)(b)	13,500	13,500
Metropolitan Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP
Series A
0.31%, 07/13/10 (c)	3,000	3,000
Water & Sewer Revenue CP
Series B
0.31%, 07/13/10 (c)	5,000	5,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1997
0.37%, 04/01/10 (a)(b)	14,880	14,880
Municipal Energy Acquisition Corp
Gas RB
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)	91,525	91,525
Gas RB
Series 2006B
0.29%, 04/01/10 (a)(b)(c)(d)	118,480	118,480
Rutherford Cnty Health & Educational Facilities Board
RB (Ascension Health)
Series 2010C
0.31%, 04/01/10 (a)(c)(d)	3,750	3,750
Sevier Cnty Public Building Auth
Public Improvement Bonds
Series VA1
0.40%, 04/07/10 (a)(b)	13,590	13,590
Public Improvement Bonds
Series VIIB1
0.40%, 04/07/10 (a)(b)	24,965	24,965
Public Improvement Bonds
Series VIIC2
0.40%, 04/07/10 (a)(b)	9,160	9,160
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare)
Series 2004B
0.37%, 04/01/10 (a)(b)(c)(d)	7,495	7,495
RB (Rhodes College)
Series 2000
0.29%, 04/01/10 (a)(b)	9,020	9,020
RB (The Hutchison School)
Series 2005
0.29%, 04/01/10 (a)(b)	9,520	9,520
Tennergy Corp
Gas RB
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)	195,660	195,660

		770,806

Texas 12.4%

Austin
Airport System Refunding RB
Series 2005-1
0.32%, 04/01/10 (a)(b)(c)	27,045	27,045
Airport System Refunding RB
Series 2005-2
0.32%, 04/01/10 (a)(b)(c)	64,925	64,925
Airport System Refunding RB
Series 2005-4
0.32%, 04/01/10 (a)(b)(c)	12,005	12,005
Austin Electric & Sewer System
Water & Wastewater System Refunding RB
Series 2001A&B
0.29%, 04/01/10 (a)(b)(c)(d)	9,000	9,000
Caddo Mills ISD
Unlimited Tax Bonds
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	5,233	5,233
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics)
Series 2008
0.37%, 04/01/10 (a)(b)	10,000	10,000
Clear Creek ISD
Unlimited Tax Refunding Bonds
Series 2008
0.29%, 04/01/10 (a)(b)(c)(d)	16,685	16,685
Unlimited Tax Refunding Bonds
Series 2008A
0.30%, 04/01/10 (a)(b)(c)(d)	5,000	5,000
Collin Cnty Housing Finance Auth
M/F Housing RB (Huntington Apts)
Series 1996
0.30%, 04/01/10 (a)(b)	6,150	6,150
Cypress-Fairbanks ISD
Unlimited Tax Refunding Bonds
Series 2001
0.30%, 04/01/10 (a)(b)(c)(d)	4,600	4,600
Dallas
Waterworks & Sewer System CP
Series B
0.35%, 04/07/10 (c)	31,556	31,556
0.25%, 06/08/10 (c)	7,978	7,978
0.27%, 06/08/10 (c)	4,410	4,410
0.26%, 06/14/10 (c)	10,000	10,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
0.30%, 04/01/10 (a)(c)(d)	22,100	22,100
Sr Lien Sales Tax Refunding RB
Series 2007
0.29%, 04/01/10 (a)(b)(c)(d)	9,820	9,820
0.54%, 04/01/10 (a)(c)(d)	18,490	18,490

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Dallas Water & Sewer Utilities
Refunding & RB
Series 2006
0.29%, 04/01/10 (a)(b)(c)(d)	6,485	6,485
0.30%, 04/01/10 (a)(c)(d)	13,930	13,930
Denton ISD
Unlimited Tax Refunding Bonds
Series 2006
0.58%, 04/01/10 (a)(b)(c)(d)	6,005	6,005
El Paso
GO Bonds
Series 2006
0.29%, 04/01/10 (a)(b)(c)(d)	10,755	10,755
El Paso Cnty Hospital District
GO Bonds
Series 2008A
0.34%, 04/01/10 (a)(b)(c)(d)	8,930	8,930
Galveston Cnty
GO Refunding Bonds
Series 2007
0.29%, 04/01/10 (a)(b)(c)(d)	9,380	9,380
Garland ISD
Unlimited Tax Bonds
Series 2004B
0.30%, 05/19/10 (b)(c)	24,300	24,300
Grand Prairie IDA
IDRB (NTA Leasing)
Series 1994
0.32%, 04/07/10 (a)(b)	745	745
Grapevine Industrial Development Corp
Airport RB (Simuflite Training International)
Series 1983A
0.55%, 04/01/11 (b)	19,000	19,000
Greater Texas Student Loan Corp
RB
Series 1992B
0.30%, 04/01/10 (a)(b)	14,000	14,000
RB
Series 1995B
0.30%, 04/01/10 (a)(b)	10,000	10,000
RB
Series 1998A
0.30%, 04/01/10 (a)(b)	10,250	10,250
Hale Cnty Industrial Development Corp
RB (Silverado Developments)
Series 2008
0.59%, 04/01/10 (a)(b)	5,400	5,400
Harris Cnty
Toll Road Sr Lien RB
Series 2009C
0.29%, 04/01/10 (a)(c)(d)	10,175	10,175
Toll Road Sr Lien Refunding RB
Series 2004A
0.42%, 11/04/10 (c)(d)	23,600	23,600
Toll Road Sub Lien Unlimited Tax Refunding RB
Series 2007C
0.29%, 04/01/10 (a)(c)(d)	4,050	4,050
Unlimited Tax Road & Refunding Bonds
Series 2006B
0.50%, 04/08/10 (c)(d)	13,665	13,665
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System)
Series 2009C1
0.40%, 06/03/10	10,000	10,000
0.35%, 06/30/10	10,000	10,000
0.30%, 08/03/10	10,000	10,000
0.34%, 09/08/10	30,000	30,000
Harris Cnty Health Facilities Development Corp
RB (Sisters of Charity of the Incarnate Word)
Series 1997B
0.54%, 04/01/10 (a)(b)(c)(d)	9,450	9,450
Harris Cnty Housing Finance Corp
M/F Housing RB (Dominion Square Apts)
Series 2000
0.54%, 04/01/10 (a)(b)	2,825	2,825
M/F Housing RB (Lafayette Village Apts)
Series 2006
0.35%, 04/01/10 (a)(b)	6,900	6,900
M/F Housing RB (Village At Cornerstone Apts)
Series 2004
0.36%, 04/01/10 (a)(b)	8,155	8,155
Houston
Airport System Sub Lien Refunding RB
Series 2007B
0.31%, 04/01/10 (a)(b)(c)(d)	23,000	23,000
0.32%, 04/01/10 (a)(b)(c)(d)	28,145	28,145
Combined Utility System CP
Series B1
0.23%, 05/20/10 (b)	10,750	10,750
Combined Utility System First Lien Refunding RB
Series 2004A
0.30%, 04/01/10 (a)(b)(c)(d)	9,900	9,900
0.30%, 04/01/10 (a)(b)(c)(d)	13,895	13,895
Combined Utility System First Lien Refunding RB
Series 2007B
0.30%, 04/01/10 (a)(b)(c)(d)	11,140	11,140
TRAN
Series 2009
0.41%, 06/30/10	20,000	20,078
Houston ISD
Limited Tax Bonds
Series 2008
0.30%, 04/01/10 (a)(b)(c)(d)	9,900	9,900
Houston Port Auth
Unlimited Tax Refunding Bonds
Series 2008A
0.39%, 04/01/10 (a)(c)(d)	12,610	12,610
Hunt Memorial Hospital District
RB
Series 1998
0.33%, 04/01/10 (a)(b)(c)	7,755	7,755
Jewett Economic Development Corp
IDRB (Nucor Corp)
Series 2003
0.35%, 04/07/10 (a)	6,200	6,200
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries)
Series 2008
0.56%, 04/01/10 (a)(b)	23,000	23,000

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Lamar Consolidated ISD
Unlimited Tax GO Bonds
Series 2004
0.29%, 04/01/10 (a)(b)(c)	7,380	7,380
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics)
Series 1990
0.34%, 04/07/10 (a)(b)	13,600	13,600
Lower Colorado River Auth
CP Notes
Series A
0.25%, 04/05/10 (c)	18,600	18,600
0.34%, 05/04/10 (c)	11,600	11,600
0.28%, 05/24/10 (c)	10,700	10,700
0.27%, 06/04/10 (c)	20,700	20,700
0.28%, 06/04/10 (c)	6,700	6,700
0.27%, 06/08/10 (c)	21,200	21,200
0.30%, 07/09/10 (c)	10,000	10,000
Refunding RB
Series 1999A
0.30%, 04/01/10 (a)(b)(c)(d)	4,340	4,340
Transmission Contract Revenue CP Notes
0.25%, 04/06/10 (b)	20,600	20,600
0.27%, 04/06/10 (b)	33,600	33,600
New Caney ISD
Unlimited Tax Bonds
Series 2006
0.31%, 04/01/10 (a)(b)(c)(d)	6,595	6,595
North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas)
Series 2009
0.29%, 04/01/10 (a)(c)(d)	8,495	8,495
North East ISD
Unlimited Tax Bonds
Series 2004
0.29%, 04/01/10 (a)(b)(c)(d)	5,750	5,750
Unlimited Tax Bonds
Series 2007A
0.28%, 04/01/10 (a)(b)(c)(d)	5,495	5,495
0.29%, 04/01/10 (a)(b)(c)(d)	9,055	9,055
Unlimited Tax Refunding Bonds
Series 2007
0.29%, 04/01/10 (a)(b)(c)(d)	13,300	13,300
0.54%, 04/01/10 (a)(b)(c)(d)	4,155	4,155
North Texas Higher Education Auth
Student Loan RB
Series 1998
0.28%, 04/07/10 (a)(b)	9,000	9,000
Student Loan RB
Series 2007A
0.28%, 04/07/10 (a)(b)	49,280	49,280
North Texas Tollway Auth
System Refunding RB
Series 2008D
0.32%, 04/01/10 (a)(b)(c)(d)	37,830	37,830
0.32%, 04/01/10 (a)(b)(c)(d)	12,099	12,099
Parmer Cnty Industrial Development Corp
RB (Visser Family Trust)
Series 2008
0.54%, 04/01/10 (a)(b)	1,600	1,600
Port of Port Arthur Navigation District
Environmental Facilities Refunding RB (Motiva Enterprises)
Series 2008A
0.30%, 04/01/10 (a)	35,700	35,700
Environmental Facilities Refunding RB (Motiva Enterprises)
Series 2008B
0.36%, 04/01/10 (a)	8,890	8,890
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ)
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	8,630	8,630
Round Rock ISD
Unlimited Tax Bonds
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	10,755	10,755
San Antonio
Electric & Gas Systems CP
Series A
0.30%, 06/10/10 (c)	17,700	17,700
Electric & Gas Systems Refunding RB New
Series 2007
0.30%, 04/01/10 (a)(c)(d)	27,560	27,560
Electric & Gas Systems Refunding RB New
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	9,260	9,260
Water System CP Notes
Series A
0.24%, 04/06/10 (c)	5,000	5,000
Water System Refunding RB
Series 2005
0.30%, 04/01/10 (a)(c)(d)	46,055	46,055
San Antonio Housing Finance Corp
M/F Housing RB (Artisan At San Pedro Creek Apts)
Series 2008
0.30%, 04/01/10 (a)(b)	15,000	15,000
San Antonio ISD
Unlimited Tax Refunding Bonds
Series 2001B
0.30%, 04/01/10 (a)(b)(c)(d)	4,900	4,900
San Jacinto Community College District
Limited Tax GO Bonds
Series 2008
0.29%, 04/01/10 (a)(c)(d)	5,600	5,600
Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts)
Series 2006
0.35%, 04/01/10 (a)(b)	13,900	13,900
Spring Branch ISD
Limited Tax Bonds
Series 2008
0.29%, 04/01/10 (a)(b)(c)(d)	2,250	2,250
Tarrant Cnty Cultural Education Facilities Finance Corp
Refunding RB (Texas Health Resources System)
Series 2007A
0.30%, 04/01/10 (a)(c)(d)	8,625	8,625

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Refunding RB (Texas Health Resources)
Series 2007A
0.30%, 04/01/10 (a)(c)(d)	5,795	5,795
Tarrant Cnty Housing Finance Corp
M/F Housing Refunding RB (SF Apts)
Series 1993
0.29%, 04/07/10 (a)(b)	7,050	7,050
Texas
GO Bonds (Veterans Housing Assistance Fund II)
Series 2002A2
0.30%, 04/07/10 (a)	6,000	6,000
GO Bonds (Veterans Housing Assistance Fund II)
Series 2004B
0.30%, 04/07/10 (a)(c)	10,435	10,435
GO Bonds (Veterans Housing Assistance Fund II)
Series 2006D
0.32%, 04/07/10 (a)(c)	10,350	10,350
GO Refunding Bonds (College Student Loan)
Series 2008C
0.54%, 08/01/10	4,295	4,362
TRAN
Series 2009
0.45%, 08/31/10	120,000	121,024
0.46%, 08/31/10	55,000	55,471
Texas A&M Board of Regents
Permanent Univ Fund Bonds
Series 1998
0.54%, 04/01/10 (a)(c)(d)	31,485	31,485
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts)
Series 2005
0.35%, 04/01/10 (a)(b)	11,700	11,700
M/F Housing RB (Bristol Apts)
Series 2004
0.35%, 04/01/10 (a)(b)	8,300	8,300
M/F Housing RB (Creek Point Apts)
Series 2000
0.32%, 04/07/10 (a)(b)	6,260	6,260
M/F Housing RB (Montgomery Pines Apts)
Series 2004
0.35%, 04/01/10 (a)(b)	12,100	12,100
M/F Housing RB (Pinnacle Apts)
Series 2004
0.33%, 04/01/10 (a)(b)	6,900	6,900
M/F Housing RB (Tower Ridge Apts)
Series 2005
0.39%, 04/01/10 (a)(b)	15,000	15,000
M/F Housing Refunding RB (Alta Cullen Apts)
Series 2008
0.34%, 04/01/10 (a)(b)	14,000	14,000
RB (Addison Park Apts)
Series 2008
0.39%, 04/01/10 (a)(b)	13,800	13,800
S/F Mortgage RB
Series 2007A
0.33%, 04/01/10 (a)(c)	42,595	42,595
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB
Series 2007B
0.46%, 04/01/10 (a)(b)(c)(d)	111,525	111,525
Texas State Univ System Board of Regents
Revenue Financing System RB
Series 2006
0.28%, 04/01/10 (a)(b)(c)(d)	19,235	19,235
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2006
0.30%, 04/01/10 (a)(c)(d)	8,750	8,750
GO Mobility Fund Bonds
Series 2007
0.30%, 04/01/10 (a)(c)(d)	30,500	30,500
0.30%, 04/01/10 (a)(c)(d)	60,000	60,000
State Highway Fund Revenue CP Notes
Series A
0.25%, 05/07/10 (c)	10,000	10,000
0.30%, 06/09/10 (c)	18,000	18,000
Texas Water Development Board
State Revolving Fund Sub Lien RB
Series 2007A
0.36%, 04/01/10 (a)(c)	6,400	6,400
Water Financial Assistance GO Bonds
Series 2007D
0.35%, 04/01/10 (a)(c)(d)	5,800	5,800
Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal)
Series 1999
0.37%, 04/07/10 (a)(b)	1,700	1,700
Univ of North Texas
Revenue Financing System Bonds
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	12,875	12,875
Univ of Texas
Revenue Financing System CP
Series A
0.30%, 04/08/10	17,966	17,966
0.24%, 05/24/10	24,463	24,463
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health System)
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)	10,835	10,835

		2,001,545

Utah 1.2%

Carbon Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.32%, 04/07/10 (a)(b)	1,800	1,800
Clearfield
M/F Housing Refunding RB (Oakstone Apts)
Series 2008
0.33%, 04/01/10 (a)(b)	12,100	12,100
Nephi City
IDRB (Fibertek Insulation West)
Series 2008
0.54%, 04/01/10 (a)(b)	3,755	3,755
Riverton
Hospital RB (IHC Health Services)
Series 2009
0.50%, 05/05/10 (c)(d)	18,695	18,695

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts)
Series 2008
0.33%, 04/01/10 (a)(b)	14,225	14,225
Utah State Board of Regents
Hospital Refunding RB (Univ of Utah)
Series 2006A
0.42%, 11/04/10 (b)(c)(d)(g)	49,005	49,005
Student Loan RB Sr
Series 2008A
0.35%, 04/01/10 (a)(b)	30,000	30,000
Utah Transit Auth
Sales Tax RB
Series 2008A
0.40%, 11/04/10 (c)(d)	39,310	39,310
Sub Sales Tax Refunding RB
Series 2007A
0.47%, 04/01/10 (a)(c)(d)	18,545	18,545

		187,435

Vermont 0.1%

Vermont Economic Development Auth
IDRB (Agri-Mark)
Series 1999A
0.54%, 04/01/10 (a)(b)	17,000	17,000
IDRB (Agri-Mark)
Series 1999B
0.54%, 04/01/10 (a)(b)	1,000	1,000

		18,000

Virginia 2.1%

Fairfax Cnty Economic Development Auth
Student Housing RB (George Mason Univ Foundation)
Series 2003
0.29%, 04/07/10 (a)(b)	14,520	14,520
Fairfax Cnty IDA
Health Care RB (Inova Health System)
Series 2009B2
0.55%, 04/12/10	50,000	50,000
Health Care RB (Inova Health System)
Series 2010A1
0.41%, 04/01/10 (a)(e)	6,000	6,000
Hospital Refunding RB (Inova Health System)
Series 1993A
0.45%, 08/15/10	3,450	3,508
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts)
Series 2008
0.35%, 04/01/10 (a)(b)	9,950	9,950
King George Cnty
Solid Waste Disposal Facility RB (Garnet)
Series 1996
0.37%, 04/01/10 (a)(b)	3,700	3,700
Newport News IDA
RB (CNU Warwick Student Apts)
Series 2004
0.32%, 04/01/10 (a)(b)	3,900	3,900
Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)
0.25%, 05/11/10	50,000	50,000
RB (Sentara Healthcare)
Series 2010B
0.41%, 04/01/10 (a)(e)	10,905	10,905
Richmond
Public Utility RB
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	7,500	7,500
Southeastern Public Service Auth
Sr Parity RB (Regional Solid Waste System)
Series 2007A
0.35%, 04/01/10 (a)(b)	23,435	23,435
Suffolk Economic Development Auth
Hospital Facilities Refunding RB (Sentara Healthcare)
Series 2008
0.32%, 04/01/10 (a)(c)(d)	93,545	93,545
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
0.34%, 04/01/10 (a)(c)(d)	6,600	6,600
Commonwealth Mortgage Bonds
Series 2005C1
0.35%, 04/01/10 (a)(c)(d)	5,100	5,100
Commonwealth Mortgage Bonds
Series 2006D
0.53%, 01/01/11	7,000	7,187
Commonwealth Mortgage Bonds
Series 2006D3
0.95%, 10/01/10	1,000	1,016
Commonwealth Mortgage Bonds
Series 2007A4
1.05%, 10/01/10	1,515	1,529
Commonwealth Mortgage Bonds
Series 2007A5
0.53%, 01/01/11	6,040	6,175
Rental Housing Bonds
Series 2009E
0.30%, 04/01/10 (a)(c)(d)	6,555	6,555
Virginia Port Auth
Port Facilities RB
Series 2006
0.37%, 04/01/10 (a)(b)(c)(d)	3,285	3,285
Sub Port Facilities Revenue BAN
Series 2009
0.48%, 05/18/10	20,000	20,039

		334,449

Washington 4.3%

Cacade Water Alliance
Water System RB
Series 2006
0.28%, 04/01/10 (a)(b)(c)(d)	8,605	8,605
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
0.29%, 04/01/10 (a)(c)(d)	8,285	8,285
Chelan Cnty Public Utility District No.1
RB (Chelan Hydro Consolidated System)
Series 2001A
0.39%, 04/01/10 (a)(c)(d)	1,500	1,500

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Chelan Hydro Consolidated System)
Series 2001A&B & Refunding RB Series 2001C
0.44%, 04/01/10 (a)(c)(d)	9,970	9,970
Douglas Cnty Development Corp
RB (Executive Flight)
Series 1998
0.40%, 04/01/10 (a)(b)	5,300	5,300
Energy Northwest
Electric Refunding RB (Columbia Generating Station)
Series 2006A
0.54%, 04/01/10 (a)(c)(d)	15,935	15,935
King Cnty
Sewer RB
Series 2002A
0.31%, 04/01/10 (a)(c)(d)	10,000	10,000
Sewer RB
Series 2007
0.30%, 04/01/10 (a)(c)(d)	31,250	31,250
Sewer RB Second
Series 2006
0.30%, 04/01/10 (a)(c)(d)	10,000	10,000
Sewer Refunding RB
Series 2006
0.28%, 04/01/10 (a)(b)(c)(d)	22,845	22,845
Sewer Refunding RB 2nd
Series 2006
0.30%, 04/01/10 (a)(c)(d)	25,525	25,525
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds
Series 2008A
0.32%, 04/01/10 (a)(b)(c)(d)	7,850	7,850
Olympia
Solid Waste RB (LeMay Enterprises)
Series 1999
0.35%, 04/07/10 (a)(b)	2,120	2,120
Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade)
Series 1996
0.45%, 04/01/10 (a)(b)	3,945	3,945
RB (Flex-A-Lite Consolidated)
Series 1996
0.43%, 04/07/10 (a)(b)	1,500	1,500
Port of Seattle
Intermediate Lien Refunding RB
Series 2005A
0.28%, 04/01/10 (a)(b)(c)(d)	24,790	24,790
Limited Tax GO Refunding Bonds
Series 2004C
0.45%, 11/01/10	11,525	11,832
RB
Series 2003B
0.44%, 04/01/10 (a)(c)(d)	5,140	5,140
RB
Series 2007B
0.36%, 04/07/10 (a)(c)(d)	5,815	5,815
Sub Lien Refunding RB
Series 2008
0.32%, 04/07/10 (a)(b)	10,000	10,000
Port of Tacoma
Sub Lien Revenue Notes CP
Series 2002A&B
0.38%, 06/10/10 (b)	23,685	23,685
0.40%, 06/10/10 (b)	3,315	3,315
Seattle
Drainage & Wastewater RB 2008
0.30%, 04/01/10 (a)(c)(d)	8,090	8,090
Seattle Housing Auth
RB (CHHIP & HRG Projects)
Series 1996
0.43%, 04/07/10 (a)(b)	3,035	3,035
Snohomish Cnty Public Utility District No.1
Electric System BAN Second
Series 2008A
0.55%, 05/26/10	25,000	25,055
Electric System Revenue Notes Second
Series 2009B
0.46%, 08/05/10	11,000	11,058
Tacoma Housing Auth
RB (Crown Assisted Living)
Series 1998
0.50%, 04/07/10 (a)(b)	2,565	2,565
Univ of Washington
RB
Series 2007
0.29%, 04/01/10 (a)(b)(c)(d)	38,415	38,415
Washington
GO Bonds
Series 2003C
0.31%, 04/01/10 (a)(c)(d)	6,280	6,280
GO Bonds
Series 2007C
0.30%, 04/01/10 (a)(c)(d)	11,690	11,690
Motor Vehicle Fuel Tax GO Bonds
Series 2006E
0.32%, 04/01/10 (a)(c)(d)	6,100	6,100
Various Purpose GO Bonds
Series 2002B
0.32%, 04/01/10 (a)(c)(d)	29,540	29,540
Various Purpose GO Bonds
Series 2008C
0.32%, 04/01/10 (a)(c)(d)	4,935	4,935
Various Purpose GO Bonds
Series 2009E
0.29%, 04/01/10 (a)(c)(d)	5,000	5,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments)
Series 2006K
0.35%, 04/07/10 (a)(b)	5,505	5,505
Solid Waste Disposal RB (Lemay Enterprises)
Series 2005B
0.35%, 04/07/10 (a)(b)	10,585	10,585
Solid Waste Disposal RB (Specialty Chemical Products)
Series 2007
0.37%, 04/01/10 (a)(b)	20,800	20,800
Solid Waste Disposal RB (Waste Management)
Series 2000C
0.35%, 04/07/10 (a)(b)	17,900	17,900
Solid Waste Disposal RB (Waste Management)
Series 2000H
0.33%, 04/07/10 (a)(b)	9,825	9,825

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Solid Waste Disposal RB (Waste Management)
Series 2000I
0.33%, 04/07/10 (a)(b)	7,235	7,235
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives)
Series 2008D
0.29%, 04/01/10 (a)(c)(d)	7,505	7,505
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.30%, 04/07/10 (a)(b)	8,785	8,785
RB (Kadlec Medical Center)
Series 2006B
0.39%, 04/07/10 (a)(b)(c)	9,900	9,900
RB (MultiCare Health System)
Series 2009A
0.30%, 04/01/10 (a)(b)	9,000	9,000
RB (Yakima Valley Farm Workers Clinic)
Series 1997
0.43%, 04/07/10 (a)(b)	1,800	1,800
Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts)
Series 1997
0.35%, 04/01/10 (a)(b)	10,750	10,750
M/F Housing RB (Brittany Park Phase II)
Series 1998A
0.38%, 04/01/10 (a)(b)	3,480	3,480
M/F Housing RB (Brittany Park)
Series 1996A
0.36%, 04/01/10 (a)(b)	8,930	8,930
M/F Housing RB (Fairwinds Redmond)
Series 2005A
0.36%, 04/01/10 (a)(b)	7,500	7,500
M/F Housing RB (Forest Creek Apts)
Series 2006
0.35%, 04/01/10 (a)(b)	13,680	13,680
M/F Housing RB (Highlander Apts)
Series 2004A
0.34%, 04/01/10 (a)(b)	7,000	7,000
M/F Housing RB (Lakewood Meadows Apts)
Series 2000A
0.35%, 04/01/10 (a)(b)	6,280	6,280
M/F Housing RB (Merrill Gardens at Queen Anne)
Series 2004A
0.33%, 04/01/10 (a)(b)	25,180	25,180
M/F Housing RB (Merrill Gardens)
Series 1997A
0.36%, 04/01/10 (a)(b)	6,125	6,125
M/F Housing RB (Parkview Apts)
Series 2008
0.34%, 04/01/10 (a)(b)	3,060	3,060
M/F Housing RB (Rainier Court Apts)
Series 2003A
0.35%, 04/01/10 (a)(b)	12,750	12,750
M/F Housing RB (Seasons Apts)
Series 2006
0.35%, 04/01/10 (a)(b)	20,000	20,000
M/F Housing RB (Silver Creek Apts)
Series 2004
0.35%, 04/01/10 (a)(b)	4,100	4,100
M/F Housing RB (Vintage at Burien)
Series 2004A
0.36%, 04/01/10 (a)(b)	6,570	6,570
M/F Housing RB (Vintage at Chehalis Sr Living)
Series 2006
0.36%, 04/01/10 (a)(b)	8,190	8,190
M/F Housing RB (Woodrose Apts)
Series 1999A
0.36%, 04/01/10 (a)(b)	6,750	6,750
M/F Housing Refunding RB (New Haven Apts)
Series 2009
0.30%, 04/01/10 (a)(b)	4,000	4,000
M/F Mortgage RB (Canyon Lakes)
Series 1993
0.33%, 04/01/10 (a)(b)	3,820	3,820
M/F Mortgage RB (Meridian Court Apts)
Series 1996
0.36%, 04/07/10 (a)(b)	6,700	6,700
M/F RB (Cedar Ridge Retirement)
Series 2005A
0.33%, 04/01/10 (a)(b)	5,030	5,030
Washington State Univ
Student Fee RB
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)	16,796	16,796
Yakima Cnty
IDRB (Cowiche Growers)
Series 1998
0.45%, 04/01/10 (a)(b)	1,300	1,300

		697,801

West Virginia 0.8%

Marion Cnty
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990B
0.31%, 04/07/10 (a)(b)	8,485	8,485
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990C
0.31%, 04/07/10 (a)(b)	11,200	11,200
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990D
0.31%, 04/07/10 (a)(b)	2,200	2,200
West Virginia Economic Development Auth
Refunding RB (Appalachian Power-Mountaineer)
Series 2008B
0.40%, 04/01/10 (a)(b)	21,275	21,275
Solid Waste Disposal Facilities RB (Appalachian Power-Amos)
Series 2009
0.31%, 04/01/10 (a)(b)	6,050	6,050
West Virginia Higher Education Policy Commission
RB (Higher Education Facilities)
Series 2004B
0.28%, 04/01/10 (a)(b)(c)(d)	15,470	15,470
West Virginia Hospital Finance Auth
RB (Pallotine Health Services)
Series 2006
0.44%, 04/01/10 (a)(b)	31,140	31,140
Refunding & RB (Charleston Area Medical Center)
Series 2009A
0.44%, 12/08/10 (b)(c)(d)	15,530	15,530

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
West Virginia Housing Development Fund
HFA Bonds
Series 2008B
0.36%, 04/01/10 (a)(c)	10,000	10,000
West Virginia Water Development Auth
Water Development RB (Loan Program IV)
Series 2005A
0.28%, 04/01/10 (a)(b)(c)(d)	9,220	9,220

		130,570

Wisconsin 1.8%

Brokaw
Sewage & Solid Waste RB (Wausau Paper Mills)
Series 1995
0.54%, 04/01/10 (a)(b)	9,500	9,500
Marshfield
Electric System Revenue BAN
Series 2008C
0.48%, 12/01/10	12,000	12,281
Milwaukee
GO CP Promissory Notes
Series 2008C2
0.34%, 05/04/10 (b)	4,000	4,000
0.34%, 05/12/10 (b)	8,000	8,000
Oostburg
IDRB (Dutchland Plastics)
Series 2007
0.30%, 04/02/10 (a)(b)	6,900	6,900
Red Cedar
IDRB (Fairmount Minerals)
Series 2007
0.36%, 04/01/10 (a)(b)	10,000	10,000
WI Health & Educational Facilities Auth
RB (Gundersen Lutheran)
Series 2000B
0.62%, 04/01/10 (a)(b)(c)	8,950	8,950
Wisconsin
GO Bonds
Series 2006C
0.35%, 04/01/10 (a)(c)(d)	5,525	5,525
GO CP Notes 2005A
0.30%, 04/09/10 (c)	22,715	22,715
GO CP Notes 2006A
0.35%, 04/09/10 (c)	20,000	20,000
0.25%, 05/25/10 (c)	50,494	50,494
Operating Notes
Series 2009
0.48%, 06/15/10	38,000	38,157
Transportation RB
Series 2007A
0.44%, 12/22/10 (b)(c)(d)	8,070	8,070
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health)
Series 2010E
0.29%, 04/01/10 (a)(c)(d)	10,115	10,115
RB (Aurora Health Care)
Series 2008B
0.75%, 11/12/10 (b)	22,000	22,000
Refunding RB (Concordia Univ)
Series 2009
0.29%, 04/01/10 (a)(b)	3,150	3,150
Wisconsin Housing & Economic Development Auth
Homeownership RB
Series 2003C
0.34%, 04/07/10 (a)(c)	12,930	12,930
0.34%, 04/07/10 (a)(c)	11,185	11,185
Homeownership RB
Series 2005C
0.35%, 04/07/10 (a)(c)	11,000	11,000
Homeownership RB
Series 2006E
0.35%, 04/01/10 (a)(c)(d)	2,100	2,100
Housing RB
Series 2007C
0.48%, 04/01/10 (a)(c)	3,795	3,795
Housing RB
Series 2008A
0.48%, 04/01/10 (a)(c)	6,500	6,500
Housing RB
Series 2008D
0.48%, 04/01/10 (a)(c)	4,400	4,400
Housing RB
Series 2008E
0.48%, 04/01/10 (a)(c)	3,165	3,165

		294,932

Wyoming 0.8%

Green River
RB (Rhone-Poulenc)
Series 1994
0.50%, 04/01/10 (a)(b)	11,400	11,400
Wyoming Community Development Auth
Housing RB 2004
Series 11
0.36%, 04/01/10 (a)(c)	5,000	5,000
Housing RB 2004
Series 6
0.36%, 04/01/10 (a)(c)	5,000	5,000
Housing RB 2004
Series 9
0.36%, 04/01/10 (a)(c)	5,000	5,000
Housing RB 2005
Series 2
0.36%, 04/01/10 (a)(c)	8,000	8,000
Housing RB 2005
Series 7
0.36%, 04/01/10 (a)(c)	8,000	8,000
Housing RB 2007
Series 2
0.36%, 04/01/10 (a)(c)	6,000	6,000
S/F Mortgage Bonds
Series 2002A
0.30%, 04/01/10 (a)(c)	10,000	10,000
Wyoming Student Loan Corp
Refunding RB Sr
Series 2008A1
0.32%, 04/01/10 (a)(b)	8,200	8,200
Refunding RB Sr
Series 2008A2
0.32%, 04/01/10 (a)(b)	35,000	35,000
Refunding RB Sr
Series 2008A3
0.32%, 04/01/10 (a)(b)	20,000	20,000

		121,600

Total Municipal Securities (Cost $15,617,269)		15,617,269

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Other Investments 3.0% of net assets

Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares 0.39%, 04/01/10 (a)(b)(d)	98,000	98,000
Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares 0.38%, 04/01/10 (a)(b)(d)	25,000	25,000
Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares 0.39%, 04/01/10 (a)(b)(d)	109,500	109,500
Nuveen Municipal Advantage Fund
Variable Rate Demand Preferred Shares 0.44%, 04/01/10 (a)(b)(d)	150,000	150,000
Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares 0.41%, 04/01/10 (a)(b)(d)	80,000	80,000
Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares 0.44%, 04/01/10 (a)(b)(d)	20,000	20,000

Total Other Investments (Cost $482,500)		482,500

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/10, the tax basis cost of the fund’s investments was $16,099,769.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,274,873 or 38.7% of net assets.

(e)	Illiquid security. At the period end, the value of these amounted to $59,785 or 0.4% of net assets.

(f)	Delayed-delivery security.

(g)	All or a portion of this security is held as collateral for delayed-delivery securities.
BAN – Bond anticipation note
COP – Certificate of participation
CP – Commercial paper
GO – General obligation
HFA – Housing finance agency/authority
IDA – Industrial development agency/authority
IDB – Industrial development board
IDRB – Industrial development revenue bond
ISD – Independent school district
M/F – Multi-family
RAN – Revenue anticipation note
RB – Revenue bond
SD – School district
S/F – Single-family
TAN – Tax anticipation note
TRAN – Tax and revenue anticipation note
USD – Unified school district
Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

Schwab Municipal Money Fund
Portfolio Holdings (Unaudited) continued
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.
REG47703MAR10 — 00

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™
Portfolio Holdings As of March 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.6%	Municipal Securities	4,419,072	4,419,072

98.6%	Total Investments	4,419,072	4,419,072
1.4%	Other Assets and Liabilities, Net		61,746

100.0%	Net Assets		4,480,818

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 98.6% of net assets

Alabama 3.0%

Alabama
GO Bonds
Series 2007A
0.32%, 04/01/10 (a)(b)(c)(d)	6,280	6,280
Alabama Municipal Funding Corp
Municipal Funding Notes
Series 2006A
0.27%, 04/01/10 (a)(b)	13,845	13,845
Municipal Funding Notes
Series 2008A
0.27%, 04/01/10 (a)(b)	40,060	40,060
Alabama Public School & College Auth
Bonds
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	28,655	28,655
Alabama Special Care Facility Financing Auth
RB (Ascension Health)
Series 2006C2
0.30%, 04/01/10 (a)(c)(d)	6,180	6,180
Bessemer Government Utility Services Corp
Water Supply Refunding RB
Series 2008
0.39%, 04/01/10 (a)(b)(c)(d)	5,085	5,085
Jefferson Cnty
Sewer Revenue Warrants
Series 2001A
0.80%, 02/01/11 (b)	1,795	1,876
Mobile IDB
Pollution Control RB (Alabama Power) First
Series 2009
1.40%, 07/16/10	6,000	6,000
Mobile Special Care Facilities Financing Auth
RB (Ascension Health)
Series 2006D
0.29%, 04/01/10 (a)(c)(d)	27,000	27,000

		134,981

Alaska 0.0%

Northern Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds
Series 2000
0.43%, 06/01/10 (b)	1,550	1,566

Arizona 0.7%

Ak-Chin Indian Community
Bonds
Series 2008
0.32%, 04/01/10 (a)(b)	14,400	14,400
Chandler IDA
RB (Tri-City Baptist Church)
Series 2010
0.39%, 04/01/10 (a)(b)	4,915	4,915
Pima Cnty
COP
Series 2009
1.25%, 06/01/10	4,000	4,012
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2005A
0.30%, 04/01/10 (a)(c)(d)	6,035	6,035

		29,362

California 5.5%

Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2007F & 2008F1
0.29%, 04/01/10 (a)(c)(d)	11,090	11,090
San Francisco Bay Area Toll Bridge RB
Series 2009F1
0.25%, 04/01/10 (a)(c)(d)	17,440	17,440
California
GO Bonds
0.30%, 04/01/10 (a)(b)(c)(d)	15,035	15,035
GO CP Notes
0.28%, 04/05/10 (b)	13,000	13,000
California Health Facilities Financing Auth
RB (Providence Health Services)
Series 2009B
0.41%, 11/03/10 (c)(d)	14,500	14,500
California Infrastructure & Economic Development Bank
RB (California Independent System Operator Corp)
Series 2009A
0.41%, 11/04/10 (b)(c)(d)	10,150	10,150
RB (Casa Loma College)
Series 2009
0.45%, 04/01/10 (a)(b)	3,760	3,760
California Statewide Communities Development Auth
RB (Kaiser Permanente)
Series 2004K
0.32%, 07/15/10	10,000	10,000

1

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Kaiser Permanente)
Series 2009B2
0.31%, 08/05/10	40,000	40,000
RB (Sea Crest School)
Series 2008
0.43%, 04/01/10 (a)(b)	4,500	4,500
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	15,000	15,042
California Transit Finance Auth
Bonds (California Finance Program)
Series 1997
0.31%, 04/07/10 (a)(b)(c)	16,195	16,195
Foothill-DeAnza Community College District
GO Bonds
Series C
0.32%, 04/01/10 (a)(c)(d)	3,505	3,505
Long Beach
RB (Memorial Health Services)
Series 1991
0.32%, 04/07/10 (a)	11,200	11,200
Los Angeles Cnty
TRAN 2009-2010
Series A
0.80%, 06/30/10	25,000	25,104
Los Angeles USD
TRAN 2009-2010
Series A
0.62%, 08/12/10	15,000	15,075
San Diego USD
TRAN 2009-2010
Series A
0.52%, 07/08/10	7,000	7,027
Santa Clara Cnty
TRAN 2009-2010
0.50%, 06/30/10	7,000	7,026
William S. Hart Union High SD
GO Bonds
Series A
0.35%, 08/19/10 (b)(c)(d)	5,000	5,000

		244,649

Colorado 2.0%

Buffalo Ridge Metropolitan District
GO Refunding Bonds
Series 2009
0.30%, 04/01/10 (a)(b)	9,410	9,410
Colorado
TRAN
Series 2009A
0.55%, 08/12/10	10,000	10,052
Colorado Educational & Cultural Facilities Auth
RB (Rehoboth Christian School Assoc)
Series 2007
0.39%, 04/01/10 (a)(b)	7,835	7,835
Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2006A
0.30%, 04/01/10 (a)(c)(d)	14,705	14,705
Colorado Springs
Refunding RB
Series 2009
0.50%, 09/01/10 (b)(c)(d)	5,365	5,365
Commerce
GO Bonds
Series 2006
0.30%, 04/01/10 (a)(b)	1,000	1,000
Concord Metropolitan District
GO Refunding Bonds
Series 2004
1.75%, 12/01/10 (b)	3,725	3,725
Denver
Refunding COP
Series 2005A
0.88%, 05/01/10	2,295	2,303
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB
Series 2008A1
0.29%, 04/01/10 (a)(b)	3,045	3,045
Erie
COP
Series 2005
1.55%, 04/07/10 (a)(b)	3,990	3,990
Lowry Economic Redevelopment Auth
RB
Series 2008A
0.63%, 04/07/10 (a)(b)	7,320	7,320
Meridian Ranch Metropolitan District
GO Limited Tax Refunding Bonds
Series 2009
0.30%, 04/01/10 (a)(b)	3,135	3,135
NBC Metropolitan District
GO Bonds
Series 2004
1.00%, 12/01/10 (b)	3,570	3,570
Parker Automotive Metropolitan District
GO Bonds
Series 2005
0.30%, 04/01/10 (a)(b)	3,250	3,250
Southglenn Metropolitan District
Special RB
Series 2007
0.30%, 04/01/10 (a)(b)	10,150	10,150

		88,855

Connecticut 0.1%

Connecticut
GO Bonds
Series 2005D
0.39%, 04/01/10 (a)(c)(d)	3,300	3,300

District of Columbia 1.5%

District of Columbia
GO TRAN 2010
0.43%, 09/30/10	18,000	18,185
0.44%, 09/30/10	6,000	6,061
0.45%, 09/30/10	6,000	6,061
Income Tax Secured Refunding RB
Series 2010C
0.31%, 12/01/10	12,500	12,500

2

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Catholic Univ of America)
Series 2007
0.30%, 04/01/10 (a)(b)(c)(d)	8,335	8,335
RB (St Coletta Special Education Public Charter School)
Series 2005
0.32%, 04/01/10 (a)(b)	9,145	9,145
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB
Series 2009A
0.31%, 04/01/10 (a)(c)(d)	9,330	9,330

		69,617

Florida 6.8%

Broward Cnty
Professional Sports Facilities Tax & Refunding RB
Series 2006A
0.32%, 04/01/10 (a)(b)(c)(d)	7,100	7,100
Broward Cnty SD
COP
Series 2005A
0.32%, 04/01/10 (a)(b)(c)(d)	5,815	5,815
School Board COP
Series 2005B
0.32%, 04/01/10 (a)(b)(c)	4,240	4,240
Cape Coral
CP Notes
0.29%, 05/24/10 (b)	14,056	14,056
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ)
Series 2006
0.35%, 04/01/10 (a)(b)	12,000	12,000
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	16,169	16,169
Escambia Cnty Health Facilities Auth
RB (Ascension Health)
Series 2003A
0.50%, 11/15/10	3,640	3,742
Florida Dept of Transportation
Bonds
Series 2003A
0.48%, 07/01/10	500	506
Bonds
Series 2008A
0.50%, 07/01/10	1,450	1,460
Turnpike RB
Series 2006A
0.40%, 10/07/10 (c)(d)	11,785	11,785
Florida Housing Finance Corp
RB (Autumn Place Apts)
Series 2008K1
0.30%, 04/01/10 (a)(b)	6,400	6,400
Florida State Board of Education
Public Education Capital Outlay Bonds
Series 2001H
0.44%, 06/01/10	4,700	4,736
0.53%, 06/01/10	4,135	4,166
Public Education Capital Outlay Bonds
Series 2006D
0.64%, 06/01/10	3,345	3,369
Public Education Capital Outlay Bonds
Series 2006E
0.29%, 04/01/10 (a)(c)(d)	15,135	15,135
Public Education Capital Outlay Bonds
Series 2007D
0.55%, 06/01/10	3,390	3,409
Public Education Capital Outlay Bonds
Series 2007E
0.30%, 04/01/10 (a)(c)(d)	5,000	5,000
Public Education Capital Outlay Refunding Bonds
Series 1993A
0.44%, 06/01/10	1,000	1,009
0.80%, 06/01/10	5,000	5,041
Public Education Capital Outlay Refunding Bonds
Series 2001A
0.65%, 06/01/10	690	696
Public Education Capital Outlay Refunding Bonds
Series 2001D
0.44%, 06/01/10	1,300	1,310
Public Education Capital Outlay Refunding Bonds
Series 2001J
0.55%, 06/01/10	4,120	4,150
Public Education Capital Outlay Refunding Bonds
Series 2005C
0.50%, 06/01/10	1,000	1,007
Public Education Capital Outlay Refunding Bonds
Series 2005D
0.30%, 04/01/10 (a)(c)(d)	18,840	18,840
Hillsborough Cnty Capital Improvement Program
CP
Series A
0.45%, 05/06/10 (b)	5,000	5,000
Jacksonville
Excise Taxes RB
Series 2009A
0.53%, 10/01/10	1,000	1,010
Excise Taxes RB
Series 2009B
0.53%, 10/01/10	2,860	2,888
Transportation RB
Series 2007
0.32%, 04/01/10 (a)(c)(d)	28,875	28,875
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School)
Series 2002
0.28%, 04/07/10 (a)(b)	5,590	5,590
JEA
Electric System RB
Series Three 2008B2
0.27%, 04/07/10 (a)(c)	700	700
Electric System RB
Series Three 2008B3
0.27%, 04/07/10 (a)(c)	7,730	7,730
Miami-Dade Cnty
GO Bonds (Building Better Communities)
Series 2008A
0.30%, 04/01/10 (a)(b)(c)(d)	5,070	5,070

3

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Water & Sewer System RB
Series 2010
0.29%, 04/01/10 (a)(b)(c)(d)	13,000	13,000
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami)
Series A
0.52%, 04/01/10 (b)	4,600	4,646
Miami-Dade Cnty School Board
COP
Series 2008B
0.33%, 04/01/10 (a)(b)(c)(d)	5,675	5,675
Orange Cnty Hsg Finance Auth
Refunding RB (Highland Pointe Apts)
Series 1998J
0.30%, 04/01/10 (a)(b)	7,455	7,455
Orlando Utilities Commission
Water & Electric Refunding RB
Series 1992
0.48%, 10/01/10	1,425	1,464
Orlando-Orange Cnty Expressway Auth
RB
Series 2007A
0.30%, 04/01/10 (a)(b)(c)(d)	5,000	5,000
0.43%, 12/09/10 (b)(c)(d)	14,920	14,920
Palm Beach Cnty School Board
COP
Series 2000A
0.32%, 08/01/10 (b)	5,000	5,143
Palm Beach Cnty Solid Waste Auth
RB
Series 2009A
0.29%, 04/01/10 (a)(b)(c)(d)	4,545	4,545
Palm Coast
Utility System RB
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	4,275	4,275
Polk Cnty
Utility System RB
Series 2004A
0.30%, 04/01/10 (a)(b)(c)(d)	14,305	14,305
South Florida Water Management District
COP
Series 2006
0.34%, 04/01/10 (a)(c)(d)	4,000	4,000
Tallahassee
Energy System RB
Series 2007
0.30%, 04/01/10 (a)(c)(d)	11,250	11,250
Volusia Cnty School Board
COP
Series 2007
0.29%, 04/01/10 (a)(b)(c)(d)	1,945	1,945

		305,627

Georgia 2.3%

Atlanta Development Auth
Student Housing Facilities RB (Piedmont/Ellis)
Series 2005A
0.29%, 04/01/10 (a)(b)(c)(d)	4,085	4,085
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) Fifth
Series 1994
0.77%, 04/01/10	1,000	1,000
0.88%, 04/01/10	4,000	4,000
Clayton Cnty Housing Auth
M/F Housing Refunding RB (Chateau Forest Apts)
Series 1990E
1.29%, 04/07/10 (a)(b)	7,160	7,160
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System)
Series 2003B
0.32%, 04/01/10 (a)(b)	1,400	1,400
DeKalb Cnty Housing Auth
M/F Housing RB (Highland Place Apts)
Series 2008
0.27%, 04/01/10 (a)(b)	27,000	27,000
Fulton Cnty Development Auth
RB (Georgia Tech Athletic Assoc)
Series 2008A
0.50%, 12/01/10 (b)	8,575	8,575
Georgia
GO Bonds
Series 2007E
0.32%, 04/01/10 (a)(c)(d)	4,117	4,117
GO Bonds 1993C
0.48%, 07/01/10	1,000	1,011
Georgia Ports Auth
RB (Garden City Terminal)
Series 2007
0.32%, 04/07/10 (a)(b)	5,000	5,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax RB
Series 2009A
0.30%, 04/01/10 (a)(c)(d)	2,250	2,250
Sales Tax Refunding RB
Series 2007B
0.30%, 04/01/10 (a)(c)(d)	1,882	1,882
Sales Tax Revenue CP Notes
Series 2007D
0.25%, 04/05/10 (c)	5,000	5,000
0.24%, 04/08/10 (c)	10,000	10,000
Monroe Cnty Development Auth
Pollution Control RB (Georgia Power Plant Scherer) First
Series 2008
0.80%, 01/07/11	3,000	3,000
Municipal Electric Auth of Georgia
BAN (Plant Vogtle)
Series 2009A
0.48%, 06/21/10	12,760	12,803
Private Colleges & Universities Auth
RB (Emory Univ)
Series 2009C
0.30%, 04/01/10 (a)(c)(d)	3,845	3,845

		102,128

Hawaii 0.3%

Hawaii
GO Refunding Bonds
Series 2005DG
0.58%, 07/01/10	1,000	1,011

4

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Hawaii State Dept of Budget & Finance
RB (Hawaiian Electric)
Series 2009
0.41%, 11/04/10 (b)(c)(d)	9,995	9,995
Honolulu
GO Bonds
Series 2005A,C&D
0.30%, 04/01/10 (a)(c)(d)	2,320	2,320

		13,326

Idaho 0.2%

Idaho
TAN
Series 2009
0.44%, 06/30/10	7,000	7,035

Illinois 12.3%

Bolingbrook
GO Bonds
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	9,310	9,310
Tax Increment Jr Lien RB
Series 2005
0.60%, 04/07/10 (a)(b)	8,880	8,880
Chicago
General Airport Third Lien RB
Series 2005A
0.31%, 04/01/10 (a)(b)(c)(d)	10,465	10,465
0.32%, 04/01/10 (a)(b)(c)(d)	4,500	4,500
GO Project & Refunding Bonds
Series 2006A
0.29%, 04/01/10 (a)(c)(d)	2,505	2,505
GO Project & Refunding Bonds
Series 2007A
0.30%, 04/01/10 (a)(c)(d)	10,330	10,330
0.32%, 04/01/10 (a)(c)(d)	5,000	5,000
0.32%, 04/01/10 (a)(c)(d)	26,065	26,065
GO Refunding Bonds
Series 2008A
0.29%, 04/01/10 (a)(c)(d)	10,830	10,830
Community Unit SD No. 365-U
GO Bonds (Valley View)
Series 2005
0.43%, 11/04/10 (b)(c)(d)	9,775	9,775
Community Unit SD No.308
GO Bonds
Series 2008
0.32%, 04/01/10 (a)(b)(c)(d)	7,049	7,049
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.35%, 04/07/10 (a)(b)	1,500	1,500
Du Quoin
Industrial RB (Marshall Browning Hospital)
Series 2006
0.37%, 04/01/10 (a)(b)	9,750	9,750
Hopedale
RB (Hopedale Medical Foundation)
Series 2009
0.36%, 04/01/10 (a)(b)	4,900	4,900
Illinois Educational Facilties Auth
RB (Univ of Chicago)
Series 2001B3
0.52%, 05/05/10	10,000	10,000
Illinois Finance Auth
RB (Advocate Health Care Network)
Series 2008A1
0.37%, 02/10/11 (g)	20,000	20,000
RB (Art Institute of Chicago)
Series 2009B2
0.30%, 04/07/10 (a)(b)	2,135	2,135
RB (Ingalls Memorial Hospital)
Series 1985C
0.24%, 04/07/10 (a)(b)	1,600	1,600
RB (Kohl Children’s Museum of Greater Chicago)
Series 2004
0.35%, 04/07/10 (a)(b)	2,400	2,400
RB (Lake Forest College)
Series 2008
0.35%, 04/07/10 (a)(b)	2,500	2,500
RB (Northwestern Univ)
Series 2003
0.30%, 04/01/10 (a)(c)(d)	5,200	5,200
RB (Perspectives Charter School)
Series 2003
0.34%, 04/01/10 (a)(b)	5,200	5,200
RB (Planned Parenthood)
Series 2007A
0.30%, 04/01/10 (a)(b)	7,450	7,450
RB (Regency Park at Lincolnwood)
Series 1991B
0.29%, 04/01/10 (a)(b)(c)(d)	15,925	15,925
RB (Resurrection Health Care)
Series 2005C
0.37%, 04/01/10 (a)(b)	30,465	30,465
RB (The Clare at Water Tower)
Series 2005D
0.32%, 04/01/10 (a)(b)	30,000	30,000
Refunding RB (Swedish Covenant Hospital)
Series 2008A
0.30%, 04/07/10 (a)(b)	6,000	6,000
Illinois Health Facilities Auth
RB (Centegra Health System)
Series 2002
0.32%, 04/07/10 (a)(b)(c)	36,460	36,460
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts)
Series 2008
0.37%, 04/01/10 (a)(b)	8,605	8,605
Illinois Regional Transportation Auth
GO Bonds
Series 2001A
0.54%, 04/01/10 (a)(c)(d)	36,175	36,175
0.54%, 04/01/10 (a)(c)(d)	5,890	5,890
GO Refunding Bonds
Series 1999
0.49%, 06/01/10	5,000	5,044

5

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Jacksonville
Industrial Improvement RB (Passavant Memorial Area Hospital Assoc)
Series 2006B
0.37%, 04/01/10 (a)(b)	11,430	11,430
Industrial Refunding RB (Passavant Memorial Area Hospital Assoc)
Series 2006A
0.37%, 04/01/10 (a)(b)	18,450	18,450
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 2002
0.32%, 04/01/10 (a)(b)(c)(d)	17,120	17,120
McCormick Place Expansion Project Bonds
Series 2002A
0.32%, 04/01/10 (a)(b)(c)(d)	10,814	10,814
0.32%, 04/01/10 (a)(b)(c)(d)	11,810	11,810
0.32%, 04/01/10 (a)(b)(c)(d)	90,410	90,410
0.32%, 04/01/10 (a)(b)(c)(d)	11,980	11,980
Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Refunding Bonds
Series 2006
0.29%, 04/01/10 (a)(b)(c)(d)	3,200	3,200
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts)
Series 1994
0.29%, 04/01/10 (a)(b)	15,550	15,550
Univ of Illinois Board of Trustees
Auxiliary Facilities System RB
Series 2006
0.30%, 04/01/10 (a)(c)(d)	8,600	8,600

		551,272

Indiana 2.1%

Boone Cnty Hospital Assoc
Lease Refunding RB
Series 2005
0.32%, 04/01/10 (a)(b)(c)(d)	5,800	5,800
Decatur Township Multi-School Building Corp
First Mortgage Refunding Bonds
Series 2006B
0.32%, 04/01/10 (a)(b)(c)(d)	4,115	4,115
Franklin
Refunding & RB (Franklin United Methodist Home)
Series 2007
0.32%, 04/01/10 (a)(b)	24,580	24,580
Indiana Finance Auth
RB (Sisters of St. Francis Health Services)
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	3,440	3,440
Indiana Health and Educational Facility Financing Auth
Hospital RB (Howard Regional Health System)
Series 2005A
0.80%, 04/01/10 (a)(b)	19,030	19,030
RB (Ascension Health Sr Credit Group)
Series 2006 B4 & B6
0.30%, 04/01/10 (a)(c)(d)	2,900	2,900
RB (Clarian Health)
Series 2005B
0.33%, 04/07/10 (a)(b)(c)	12,000	12,000
Indiana Health Facility Financing Auth
RB (Ascension Health)
Series 2005A7
0.90%, 04/01/10	1,600	1,600
0.80%, 04/01/10	1,350	1,350
0.58%, 04/01/10	250	250
0.57%, 04/01/10	150	150
0.49%, 04/01/10	275	275
RB (Ascension Health)
Series 2005A8
0.52%, 11/01/10	2,750	2,822
RB (Memorial Hospital)
Series 2004A
0.32%, 04/01/10 (a)(b)	17,075	17,075

		95,387

Iowa 0.7%

Iowa Finance Auth
Midwestern Disaster Area RB (Cargill)
Series 2009B
0.38%, 04/01/10 (a)	15,000	15,000
Pollution Control Facility Refunding RB (MidAmerican Energy)
Series 2008B
0.40%, 04/07/10 (a)	14,000	14,000
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ)
Series 2003
0.32%, 04/01/10 (a)(b)	1,570	1,570

		30,570

Kentucky 1.3%

Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives)
Series 2004D
0.44%, 11/10/10	8,500	8,658
0.46%, 11/10/10	300	306
RB (Louisville Arena Auth)
Series 2008A1
0.33%, 04/01/10 (a)(b)(c)(d)	8,500	8,500
Kentucky State Property & Buildings Commission
Refunding RB Project No. 84
0.47%, 04/01/10 (a)(c)(d)	14,900	14,900
Madisonville
Hospital RB (Trover Clinic Foundation)
Series 2006
0.32%, 04/01/10 (a)(b)(c)	13,335	13,335
Mason Cnty
Pollution Control RB (East Kentucky Power Coop) Pooled
Series 1984B1
1.04%, 04/07/10 (a)(b)	14,905	14,905

		60,604

Louisiana 0.4%

Ascension Parish IDB
RB (BASF Corp)
Series 2009
0.42%, 04/07/10 (a)	15,000	15,000
Jefferson Sales Tax District
Special Sales Tax RB
Series 2005
0.32%, 04/01/10 (a)(b)(c)(d)	3,460	3,460

		18,460

6

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Maine 0.3%

Maine State Housing Auth
Mortgage Purchase Bonds
Series 2008E1
0.34%, 04/01/10 (a)(c)	15,000	15,000

Maryland 2.0%

Maryland Health & Higher Educational Facilities Auth
Mortgage RB (Western Maryland Health System)
Series 2006A
0.43%, 12/09/10 (b)(c)(d)	14,635	14,635
RB (Doctors Community Hospital)
Series 2008
0.31%, 04/07/10 (a)(b)(g)	53,160	53,160
RB (Goucher College)
Series 2007
0.32%, 04/01/10 (a)(b)	6,060	6,060
Montgomery Cnty
RB (George Meany Center For Labor Studies)
Series 2004
0.32%, 04/01/10 (a)(b)	5,025	5,025
RB (Institute for Genomic Research Facility)
Series 2002
0.32%, 04/01/10 (a)(b)	4,335	4,335
Univ System of Maryland
Revolving Loan Bonds
Series 2003A
0.55%, 06/01/10	5,560	5,560

		88,775

Massachusetts 2.5%

Danvers
GO BAN
Series 2009
0.48%, 07/09/10	8,205	8,239
Malden
GO BAN
Series A
0.59%, 04/30/10	5,000	5,004
Massachusetts
CP
Series E
0.37%, 04/19/10	10,000	10,000
GO Refunding Bonds
Series 1996A
0.48%, 11/01/10	245	253
0.51%, 11/01/10	250	258
GO Refunding Bonds
Series 2004A
0.34%, 04/01/10 (a)(c)(d)	3,775	3,775
0.47%, 04/01/10 (a)(c)(d)	15,790	15,790
Special Obligation RB Consolidated Loan of 2005
Series A
0.54%, 04/01/10 (a)(c)(d)	9,695	9,695
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds
Series 2010A
0.38%, 04/01/10 (a)(e)	4,235	4,235
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ)
Series 2008T3
0.60%, 02/17/11	5,000	5,000
RB (Partners HealthCare System)
Series 2010 J1
0.29%, 04/01/10 (a)(c)(d)	3,415	3,415
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2005A
0.30%, 04/01/10 (a)(c)(d)	4,900	4,900
Massachusetts Water Resources Auth
General RB
Series 2002B
0.30%, 04/01/10 (a)(c)(d)	14,850	14,850
General Refunding RB
Series 2007B
0.54%, 04/01/10 (a)(c)(d)	10,690	10,690
Quincy
GO BAN
0.42%, 01/28/11	15,000	15,134

		111,238

Michigan 2.2%

Detroit
Sewage Disposal System Refunding Sr Lien RB
Series 2006D
0.57%, 04/01/10 (a)(b)(c)(d)	8,685	8,685
Michigan Municipal Bond Auth
RAN
Series 2009C2
0.45%, 08/20/10 (b)	195	197
RAN
Series 2009C3
0.85%, 08/20/10 (b)	22,500	22,642
Michigan State Hospital Finance Auth
RB (Ascension Health)
Series 1999B3
0.46%, 08/15/10	9,775	9,858
0.69%, 08/15/10	7,000	7,053
RB (Ascension Health)
Series 2010
0.38%, 04/01/10 (a)(e)	11,200	11,200
Refunding RB (Crittenton Hospital Medical Center)
Series 2003A
0.35%, 04/01/10 (a)(b)	14,935	14,935
Michigan State Strategic Fund
Limited Obligation RB (Legal Aid & Defender Assoc)
Series 2007
0.31%, 04/01/10 (a)(b)	12,165	12,165
Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital)
Series 2001
0.37%, 04/01/10 (a)(b)	10,795	10,795

		97,530

Minnesota 0.4%

Minnesota HFA
Residential Housing Finance Bonds
Series 2009E
0.30%, 04/01/10 (a)(c)(d)	9,000	9,000

7

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008D
0.70%, 04/01/10	10,000	10,000

		19,000

Mississippi 0.9%

Mississippi Business Finance Corp
Gulf Opportunity Zone RB (King Edward Hotel)
Series 2009
0.34%, 04/01/10 (a)(b)	5,900	5,900
RB (Mississippi Methodist Sr Services)
Series 2008A
0.54%, 04/07/10 (a)(b)	21,450	21,450
Refunding RB (Renaissance At Colony Park)
Series 2009A
0.29%, 04/01/10 (a)(b)	12,300	12,300

		39,650

Missouri 1.2%

Kansas City IDA
RB (Kansas City Downtown Redevelopment District)
Series 2006B
0.30%, 04/07/10 (a)(b)	12,435	12,435
Refunding IDRB (Plaza Manor Nursing Home)
Series 2004
0.39%, 04/01/10 (a)(b)	2,090	2,090
Missouri Health & Educational Facilities Auth
RB (Ascension Health)
Series 2002C1
0.56%, 05/04/10	11,075	11,075
RB (SSM Health Care)
Series 2005B
0.64%, 08/05/10	13,700	13,700
St Charles Cnty Public Water Supply District No.2
COP
Series 2005
0.32%, 04/01/10 (a)(b)	8,200	8,200
St. Louis
TRAN
Series 2009
0.60%, 06/30/10	8,300	8,328

		55,828

Nebraska 0.5%

Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health System)
Series 2008
0.30%, 04/01/10 (a)(b)(c)(d)	5,030	5,030
Omaha Public Power District
Electric System RB
Series 2006A
0.50%, 05/05/10 (c)(d)	10,065	10,065
Univ of Nebraska Board of Regents
RB (Univ of Nebraska at Omaha Student Facilities)
Series 2007
0.32%, 04/01/10 (a)(c)(d)	7,630	7,630

		22,725

Nevada 3.6%

Clark Cnty
Airport System Jr Sub Lien Revenue Notes
Series 2009A
0.78%, 07/15/10	10,000	10,042
Highway Refunding & RB (Motor Vehicle Fuel Tax)
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	3,555	3,555
Limited Tax GO Bond Bank Bonds
Series 2008
0.30%, 04/01/10 (a)(c)(d)	11,135	11,135
Limited Tax GO Transportation Refunding Bonds
Series 2006B
0.42%, 06/01/10	2,000	2,015
0.60%, 06/01/10	3,000	3,022
0.68%, 06/01/10	300	302
Passenger Facility Charge (Las Vegas-McCarran International Airport) RB
Series 2010A
0.31%, 04/01/10 (a)(b)(c)(d)	6,000	6,000
Passenger Facility Charge RB (Las Vegas McCarran International Airport)
Series 2007A2
0.29%, 04/01/10 (a)(b)(c)(d)	15,795	15,795
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
0.29%, 06/03/10 (b)	2,700	2,700
0.34%, 06/04/10 (b)	4,800	4,800
Clark Cnty SD
Limited Tax GO Bonds
Series 2002C
0.52%, 06/15/10	4,195	4,234
0.60%, 06/15/10	1,655	1,670
Limited Tax GO Bonds
Series 2005C
0.80%, 06/15/10	3,000	3,026
Limited Tax GO Bonds
Series 2006B
0.32%, 04/01/10 (a)(c)(d)	22,820	22,820
0.32%, 04/01/10 (a)(b)(c)(d)	4,875	4,875
0.32%, 04/01/10 (a)(b)(c)(d)	7,125	7,125
0.52%, 06/15/10	1,450	1,463
0.70%, 06/15/10	1,100	1,110
Limited Tax GO Bonds
Series 2006C
0.68%, 06/15/10	3,975	4,010
Limited Tax GO Refunding Bonds
Series 2004A
0.42%, 06/15/10	3,000	3,022
Limited Tax GO Refunding Bonds
Series 2004B
0.59%, 06/15/10	5,400	5,449
Las Vegas Valley Water District
GO Limited Tax Water Refunding Bonds
Series 2003A
0.29%, 04/01/10 (a)(b)(c)(d)	10,380	10,380
Nevada
Limited Tax GO Bonds
Series 2008C
0.30%, 04/01/10 (a)(c)(d)	9,400	9,400

8

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Nevada Dept of Business & Industry
RB (Nevada Cancer Institute)
Series 2003
0.32%, 04/01/10 (a)(b)	22,550	22,550

		160,500

New Hampshire 0.4%

New Hampshire Health & Education Facilities Auth
RB (Androscoggin Valley Hospital)
Series 2007
0.30%, 04/01/10 (a)(b)	13,955	13,955
RB (Frisbie Memorial Hospital)
Series 2005
0.30%, 04/01/10 (a)(b)	2,620	2,620

		16,575

New Jersey 2.8%

Burlington Cnty
BAN
Series 2009B
0.52%, 09/10/10	15,880	15,949
East Brunswick Township
BAN 2009
0.54%, 04/28/10	15,000	15,010
Hudson Cnty Improvement Auth
Guaranteed Pool Notes
Series 2009A1
0.84%, 09/03/10	8,875	8,909
Livingston Township
BAN
0.50%, 04/29/10	9,500	9,505
Montclair Township
BAN
0.48%, 03/10/11	5,582	5,622
New Jersey Economic Development Auth
School Facilities Construction Notes
Series 2009A
0.47%, 06/18/10	9,000	9,039
School Facilities Construction Refunding Bonds
Series 2008V1
0.52%, 04/07/10 (a)(b)	10,800	10,800
New Jersey Health Care Facilities Financing Auth
RB (Hackensack Univ Medical Center)
Series 2008
0.33%, 04/01/10 (a)(b)(c)(d)	3,420	3,420
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
0.42%, 12/15/10	7,500	7,769
0.47%, 12/15/10	485	502
Transportation System Bonds
Series 2005A
0.42%, 12/15/10	2,500	2,585
Transportation System Bonds
Series 2006C
0.31%, 04/01/10 (a)(b)(c)(d)	1,940	1,940
0.31%, 04/01/10 (a)(b)(c)(d)	12,540	12,540
Transportation System Bonds
Series 2009A
0.36%, 08/19/10 (b)(c)(d)	6,160	6,160
Transportation System Bonds
Series 2009D
0.29%, 04/07/10 (a)(b)	5,020	5,020
Rockaway Township
General Improvement BAN
Series 2009
0.62%, 09/30/10	9,192	9,255

		124,025

New Mexico 0.1%

Santa Fe
Wastewater System Sub Lien RB (Gross Receipts Tax)
Series 1997B
0.29%, 04/07/10 (a)(b)	2,500	2,500

New York 7.1%

Long Island Power Auth
CP Notes
Series CP-1
0.31%, 08/03/10 (b)	4,000	4,000
New York City
GO Bonds Fiscal 2003
Series B
0.75%, 08/01/10	150	152
GO Bonds Fiscal 2003
Series C
0.52%, 08/01/10	650	660
GO Bonds Fiscal 2004
Series A
0.55%, 08/01/10	250	254
GO Bonds Fiscal 2004
Series E
0.48%, 08/01/10	500	508
GO Bonds Fiscal 2005
Series O
0.43%, 06/01/10	500	504
0.77%, 06/01/10	2,720	2,739
GO Bonds Fiscal 2008
Series J1
0.62%, 08/01/10	2,000	2,029
GO Bonds Fiscal 2009
Series B1
0.34%, 09/01/10	2,800	2,843
GO Bonds Fiscal 2009
Series I1
0.36%, 08/19/10 (b)(c)(d)(g)	24,385	24,385
New York City Housing Development Corp
M/F Housing RB
Series 2009E2
0.33%, 09/15/10 (b)	3,200	3,200
New York City Municipal Water Finance Auth
CP
Series 5
0.32%, 05/03/10	6,980	6,980
0.24%, 06/15/10	9,000	9,000
Water & Sewer System RB Fiscal 2002
Series G
0.30%, 04/01/10 (a)(c)(d)	5,465	5,465

9

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Water & Sewer System RB Fiscal 2003
Series A
0.30%, 04/01/10 (a)(c)(d)(f)	9,900	9,900
Water & Sewer System RB Fiscal 2003
Series E
0.30%, 04/01/10 (a)(c)(d)	24,000	24,000
Water & Sewer System RB Fiscal 2006
Series D
0.30%, 04/01/10 (a)(c)(d)	32,670	32,670
Water & Sewer System RB Fiscal 2007
Series A
0.28%, 04/01/10 (a)(c)(d)	3,495	3,495
New York City Transitional Finance Auth
Fiscal 2007
Series A Subseries A1 Sub Bonds
0.48%, 08/01/10	500	508
Future Tax Secured Refunding Bonds Fiscal 2004
Series D1
0.54%, 11/01/10	300	308
New York Liberty Development Corp
RB (World Trade Center)
Series 2009A
0.50%, 01/17/11 (b)	35,000	35,000
New York State Dormitory Auth
RB (New York Univ)
Series 2001-2
0.30%, 04/01/10 (a)(c)(d)	1,695	1,695
State Personal Income Tax RB
Series 2005B
0.54%, 04/01/10 (a)(c)(d)	1,975	1,975
State Personal Income Tax RB
Series 2006D
0.30%, 04/01/10 (a)(c)(d)	12,840	12,840
0.30%, 04/01/10 (a)(c)(d)	23,800	23,800
State Personal Income Tax Refunding RB
Series 2005B
0.54%, 04/01/10 (a)(c)(d)	13,405	13,405
0.54%, 04/01/10 (a)(c)(d)	5,670	5,670
New York State HFA
Housing RB (505 West 37th St)
Series 2009A
0.30%, 04/07/10 (a)(b)	1,610	1,610
New York State Power Auth
CP
Series 2
0.32%, 06/15/10	15,200	15,200
RB
Series 2007A
0.30%, 04/01/10 (a)(c)(d)	10,475	10,475
0.30%, 04/01/10 (a)(c)(d)	6,835	6,835
Oyster Bay
BAN
Series 2009B
0.44%, 09/17/10	9,000	9,054
Port Auth of New York & New Jersey
Consolidated Bonds 148th
Series
0.29%, 04/01/10 (a)(c)(d)	2,010	2,010
0.30%, 04/01/10 (a)(c)(d)	4,900	4,900
CP
Series B
0.32%, 07/08/10	560	560
Ramapo Housing Auth
RB (Fountainview at College Road)
Series 1998
0.39%, 04/01/10 (a)(b)	6,670	6,670
Suffolk Cnty
TAN
Series 2010
0.35%, 08/12/10	18,750	18,862
0.37%, 08/12/10	6,250	6,287
Tompkins Cnty IDA
Civic Facility RB (Cornell Univ)
Series 2008A1
0.29%, 04/01/10 (a)(c)	1,330	1,330
Triborough Bridge & Tunnel Auth
General Purpose RB
Series 2001A
0.30%, 04/01/10 (a)(c)(d)	5,000	5,000

		316,778

North Carolina 1.1%

Mecklenburg Cnty
GO Refunding Bonds
Series 2009D
0.39%, 04/01/10 (a)(e)	9,830	9,830
North Carolina Infrastructure Finance Corp
Lease Purchase RB (Correctional Facilities)
Series 2003
0.43%, 10/01/10	775	793
North Carolina Medical Care Commission
First Mortgage RB (Deerfield Episcopal Retirement Community)
Series 2008B
0.28%, 04/01/10 (a)(b)	5,000	5,000
Health Care Facilities RB (Duke Univ Health System)
Series 2006AB
0.32%, 04/01/10 (a)(c)(d)	1,500	1,500
Health Care Facilities RB (Novant Health)
Series 2006
0.30%, 04/01/10 (a)(b)(c)(d)	19,100	19,100
0.30%, 04/01/10 (a)(b)(c)(d)	4,000	4,000
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A2
0.28%, 04/07/10 (a)(b)	10,000	10,000

		50,223

North Dakota 0.2%

North Dakota HFA
Home Mortgage Finance Program Bonds
Series 2009A
0.95%, 07/01/10	2,180	2,180
Richland Cnty
Recovery Zone Facility RB (Minn-Dak Farmers Coop)
Series 2010B
0.29%, 04/01/10 (a)(b)	7,000	7,000

		9,180

Ohio 3.4%

Bellefontaine
Refunding RB (Mary Rutan Hospital)
Series 2005
0.34%, 04/01/10 (a)(b)	11,210	11,210

10

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Buckeye Tobacco Settlement Financing Auth
Asset-Backed Bonds
Series 2007A2
0.32%, 04/01/10 (a)(b)(c)(d)	13,950	13,950
Butler Cnty
Hospital Facilities RB (Cincinnati Children’s Hospital Medical Center)
Series 2008O
0.38%, 04/02/10 (a)(b)	5,040	5,040
Cincinnati SD
Limited Tax GO Bonds
Series 2002
0.65%, 06/01/10	1,450	1,461
Unlimited Tax GO Refunding Bonds
Series 2006
0.54%, 04/01/10 (a)(c)(d)	5,000	5,000
0.54%, 04/01/10 (a)(c)(d)	14,740	14,740
Columbus SD
BAN
Series 2009C
0.45%, 12/02/10	7,000	7,049
Darke Cnty
Health Care Facilities RB (Wayne Hospital)
Series 2007
0.35%, 04/01/10 (a)(b)	20,000	20,000
Franklin Cnty
RB (Children’s Hospital)
Series 1992B
0.37%, 04/01/10 (a)(c)	4,100	4,100
Geauga Cnty
RB
Series (South Franklin Circle) 2007A
0.37%, 04/01/10 (a)(b)	5,820	5,820
RB
Series (South Franklin Circle) 2007B
0.37%, 04/01/10 (a)(b)	9,300	9,300
Hamilton Cnty
RB (Contemporary Arts Center)
Series 2001
0.33%, 04/01/10 (a)(b)	5,000	5,000
Ohio
Hospital Refunding RB (Cleveland Clinic Health System Obligated Group)
Series 2009A
0.30%, 04/01/10 (a)(c)(d)	2,900	2,900
Ohio Higher Educational Facility Commission
RB (Cleveland Clinic Health System)
Series 2009B
0.49%, 01/01/11	700	718
RB (Pooled Financing)
Series 2006A
0.44%, 04/01/10 (a)(b)	27,200	27,200
RB (Univ Hospitals Health System)
Series 2007A
0.30%, 04/01/10 (a)(b)(c)(d)	3,800	3,800
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale Public Infrastructure)
Series 2006
0.65%, 02/01/11 (b)	9,175	9,175
Wadsworth SD
Unlimited Tax GO Bonds
Series 2009
0.65%, 09/22/10	4,750	4,786

		151,249

Oregon 0.4%

Astoria Hospital Facilities Auth
Hospital RB (Columbia Memorial)
Series 2007
0.32%, 04/01/10 (a)(b)	17,980	17,980
Medford Hospital Facilities Auth
RB (Rogue Valley Manor)
Series 2007
0.30%, 04/01/10 (a)(b)	1,600	1,600

		19,580

Pennsylvania 4.5%

Adams Cnty IDA
RB (Brethren Home Community)
Series 2007
0.32%, 04/01/10 (a)(b)	2,985	2,985
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2008B
1.15%, 06/15/10	2,000	2,016
RB (Univ of Pittsburgh Medical Center)
Series 2010D
0.28%, 04/01/10 (a)(c)(d)	1,300	1,300
RB (West Penn Allegheny Health System)
Series 2000B
0.47%, 11/15/10 (b)	7,000	7,521
Butler Cnty IDA
RB (Butler Cnty Family YMCA)
Series 2005
0.33%, 04/01/10 (a)(b)	1,695	1,695
Delaware River Jt Toll Bridge Commission
Bridge System RB Series 2007B1
0.33%, 04/01/10 (a)(b)	4,200	4,200
Delaware River Port Auth
Refunding RB
Series 2008A
0.30%, 04/01/10 (a)(b)	1,090	1,090
Erie Cnty Hospital Auth
RB (St. Vincent Health Center)
Series 2010B
0.29%, 04/01/10 (a)(b)	21,000	21,000
Indiana Cnty IDA
Pollution Control Refunding RB (New York State Electric & Gas)
Series 2006
0.30%, 04/07/10 (a)(b)	4,900	4,900
Lackawanna Cnty
GO Notes
Series 2008B
0.37%, 04/01/10 (a)(b)(c)	6,505	6,505
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community)
Series 2009
0.30%, 04/02/10 (a)(b)	15,575	15,575

11

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
0.30%, 04/01/10 (a)(b)	4,950	4,950
Hospital RB (Lehigh Valley Health Network)
Series 2005B
0.49%, 04/01/10 (a)(b)(c)(d)	4,990	4,990
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy)
Series 1994A
0.22%, 04/05/10 (b)	13,340	13,340
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts)
Series 2001A
0.30%, 04/01/10 (a)(b)	810	810
Owen J. Roberts SD
GO Notes
Series 2006
0.32%, 04/01/10 (a)(b)(c)(d)	1,625	1,625
Pennsylvania Economic Development Financing Auth
Refunding RB (PPL Energy Supply)
Series 2009C
0.62%, 09/01/10 (b)	9,700	9,700
Pennsylvania HFA
S/F Mortgage RB
Series 2009 105C
0.29%, 04/01/10 (a)(c)(d)	10,000	10,000
Pennsylvania Higher Educational Facilities Auth
RB (Holy Family Univ)
Series 2008
0.29%, 04/01/10 (a)(b)	2,150	2,150
Pennsylvania Intergovernmental Cooperation Auth
Special Tax Refunding RB (Philadelphia Funding Program)
Series 2008A
0.30%, 04/01/10 (a)(b)(c)	15,000	15,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB
Series 2005A
0.30%, 04/01/10 (a)(b)(c)(d)	6,905	6,905
Turnpike RB
Series 2004A
0.30%, 04/01/10 (a)(b)(c)(d)	2,700	2,700
Turnpike RB
Series 2008B6
0.32%, 04/01/10 (a)(b)	3,690	3,690
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center)
Series 2007B
0.29%, 04/01/10 (a)(b)(c)(d)	30,930	30,930
RB (Philadelphia Protestant Home)
Series 2008
0.29%, 04/01/10 (a)(b)	5,000	5,000
Philadelphia SD
GO Refunding Bonds
Series 2008C2
0.30%, 04/01/10 (a)(b)	790	790
TRAN
Series 2009-2010
0.72%, 06/30/10	10,000	10,044
Ridley SD
GO Bonds
Series 2009
0.29%, 04/01/10 (a)(b)	2,625	2,625
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds
Series 2007B
0.25%, 06/03/10	9,311	9,311

		203,347

Puerto Rico 0.2%

Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
0.31%, 04/01/10 (a)(b)(c)(d)	8,870	8,870

South Carolina 2.3%

Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD)
Series 2006
0.54%, 04/01/10 (a)(c)(d)	10,585	10,585
Piedmont Municipal Power Agency
Electric Refunding RB
Series 2008D
0.33%, 04/01/10 (a)(b)(c)	7,570	7,570
South Carolina Public Service Auth
CP
0.35%, 04/09/10	26,752	26,752
0.28%, 06/11/10	2,761	2,761
Revenue Obligation Refunding
Series 2009D
0.75%, 01/01/11	600	612
South Carolina State Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts)
Series 2008
0.29%, 04/01/10 (a)(b)	9,800	9,800
Spartanburg Regional Health Services District
Hospital Refunding RB
Series 2008B
0.31%, 04/07/10 (a)(b)(c)	45,155	45,155

		103,235

South Dakota 0.5%

South Dakota Health & Educational Facilities Auth
RB (Avera Health)
Series 2008A1
0.30%, 04/02/10 (a)(b)	24,875	24,875

Tennessee 5.1%

Chattanooga IDB
Lease Rental Refunding RB
Series 2007
0.34%, 04/01/10 (a)(b)(c)(d)	11,325	11,325
Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 1997
0.37%, 04/01/10 (a)(b)	8,735	8,735
Pooled Financing RB (Tennessee Municipal Bond Fund)
Series 1999
0.37%, 04/01/10 (a)(b)	8,830	8,830

12

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Metro Government Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing Refunding RB (Brentwood Oaks Apts)
Series 1991
0.30%, 04/01/10 (a)(b)	11,320	11,320
Metropolitan Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP
Series A
0.31%, 07/13/10 (c)	4,000	4,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1995
0.37%, 04/01/10 (a)(b)(d)	7,010	7,010
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1997
0.37%, 04/01/10 (a)(b)	14,610	14,610
Municipal Energy Acquisition Corp
Gas RB
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)	42,690	42,690
Gas RB
Series 2006B
0.29%, 04/01/10 (a)(b)(c)(d)	31,210	31,210
Sevier Cnty Public Building Auth
Public Improvement Bonds
Series VIIC2
0.40%, 04/07/10 (a)(b)	9,200	9,200
Shelby Cnty
GO Public Improvement & School Bonds
Series 2000A
0.50%, 04/01/10 (b)	3,000	3,000
Shelby Cnty Health, Educational & Housing Facilities Board
RB
Series 2004
0.62%, 09/01/10	13,640	13,719
Signal Mountain Health, Educational, & Housing Facility Board
Refunding RB (Alexian Village of Tennessee)
Series 1999
0.34%, 04/07/10 (a)(b)	12,535	12,535
Tennergy Corp(g)
Gas RB
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)(g)	51,980	51,980

		230,164

Texas 11.5%

Austin Electric & Sewer System
Water & Wastewater System Refunding RB
Series 2009A
0.50%, 09/01/10 (b)(c)(d)	20,150	20,150
Brownsville
Refunding & RB
Series 2005A
0.32%, 04/01/10 (a)(b)(c)(d)	1,765	1,765
Cypress-Fairbanks ISD
Unlimited Tax Refunding Bonds
Series 2001
0.30%, 04/01/10 (a)(b)(c)(d)	2,050	2,050
Unlimited Tax Refunding Bonds
Series 2008
0.29%, 04/01/10 (a)(b)(c)(d)	2,495	2,495
Dallas
Waterworks & Sewer System CP
Series B
0.27%, 06/14/10 (c)	30,000	30,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
0.30%, 04/01/10 (a)(c)(d)	7,600	7,600
Dallas Water & Sewer Utilities
Refunding & RB
Series 2006
0.30%, 04/01/10 (a)(c)(d)	1,675	1,675
Denton ISD
Unlimited Tax Refunding Bonds
Series 2002
0.29%, 04/01/10 (a)(b)(c)(d)	3,475	3,475
Dickinson ISD
Unlimited Tax GO Bonds
Series 2008A
0.34%, 04/01/10 (a)(b)(c)	30,000	30,000
Frisco ISD
Unlimited Tax Bonds
Series 2008A
0.32%, 04/01/10 (a)(b)(c)(d)	1,745	1,745
Gregg Cnty Health Facilities Development Corp
Hospital RB (Good Shepherd Medical Center)
Series 2000
1.00%, 10/01/10 (b)	3,000	3,117
1.00%, 10/01/10 (b)	2,000	2,073
Harris Cnty
Toll Road Sub Lien Unlimited Tax Refunding RB
Series 2007C
0.40%, 10/07/10 (c)(d)	12,940	12,940
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital System)
Series 2009C1
0.35%, 06/30/10	10,000	10,000
0.30%, 08/03/10	10,000	10,000
0.34%, 09/08/10	10,000	10,000
0.36%, 10/20/10	8,000	8,000
Harris Cnty Flood Control District
Bonds
Series 2007
0.29%, 04/01/10 (a)(c)(d)	4,295	4,295
Harris Cnty Health Facilities Development Corp
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008A
0.40%, 04/07/10 (a)(b)(c)(f)	4,000	4,000
Houston
Combined Utility System CP
Series B1
0.24%, 05/26/10 (b)	15,000	15,000
Combined Utility System First Lien Refunding RB
Series 2004A
0.30%, 04/01/10 (a)(b)(c)(d)	7,000	7,000
0.62%, 05/15/10	3,800	3,821

13

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Combined Utility System First Lien Refunding RB
Series 2007B
0.30%, 04/01/10 (a)(b)(c)(d)	9,000	9,000
Water & Sewer System Jr Lien Refunding RB
Series 1998A
0.32%, 04/01/10 (a)(c)(d)	6,480	6,480
Houston Community College
Maintenance Tax Notes
Series 2008
0.32%, 04/01/10 (a)(b)(c)(d)	4,130	4,130
Houston ISD
Limited Tax Bonds
Series 2008
0.29%, 04/01/10 (a)(b)(c)(d)	4,995	4,995
0.30%, 04/01/10 (a)(b)(c)(d)	4,950	4,950
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries)
Series 2008
0.56%, 04/01/10 (a)(b)	17,270	17,270
Lamar Consolidated ISD
Unlimited Tax GO Bonds
Series 2004
0.29%, 04/01/10 (a)(b)(c)	2,680	2,680
Unlimited Tax GO Bonds
Series 2007
0.30%, 04/01/10 (a)(b)(c)(d)	15,365	15,365
Unlimited Tax Refunding Bonds
Series 2008
0.32%, 04/01/10 (a)(b)(c)(d)	3,230	3,230
Lower Colorado River Auth
CP Notes
Series A
0.28%, 05/24/10 (c)	9,300	9,300
0.28%, 06/04/10 (c)	13,300	13,300
0.30%, 07/09/10 (c)	6,500	6,500
Transmission Contract Revenue CP Notes
0.28%, 04/05/10 (b)	2,500	2,500
0.27%, 04/06/10 (b)	29,800	29,800
Mansfield ISD
Unlimited Tax GO Refunding Bonds
Series 2003
0.29%, 04/01/10 (a)(b)(c)(d)	7,960	7,960
North East ISD
Unlimited Tax Refunding Bonds
Series 2007
0.54%, 04/01/10 (a)(b)(c)(d)	5,710	5,710
0.54%, 04/01/10 (a)(b)(c)(d)	17,105	17,105
0.54%, 04/01/10 (a)(b)(c)(d)	1,590	1,590
Port Arthur ISD
Unlimited Tax Bonds
Series 2008
0.31%, 04/01/10 (a)(b)(c)(d)	3,100	3,100
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ)
Series 2007
0.32%, 04/01/10 (a)(b)(c)(d)	5,160	5,160
San Antonio
Electric & Gas Systems CP
Series A
0.27%, 06/03/10 (c)	4,500	4,500
Electric & Gas Systems Refunding RB
Series 2003
0.36%, 02/01/11	1,000	1,041
Electric & Gas Systems Refunding RB New
Series 2007
0.30%, 04/01/10 (a)(c)(d)	2,140	2,140
Tax & Revenue Certificates of Obligation
Series 2006
0.40%, 10/07/10 (c)(d)	8,994	8,994
Water System CP Notes
Series A
0.24%, 04/06/10 (c)	5,000	5,000
San Jacinto Community College District
Limited Tax GO Bonds
Series 2008
0.29%, 04/01/10 (a)(c)(d)	7,000	7,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources)
Series 2007B
0.30%, 04/01/10 (a)(c)(d)	7,875	7,875
Texas
GO Water Financial Assistance Bonds
Series 2009C1
0.29%, 04/01/10 (a)(c)(d)	7,495	7,495
TRAN
Series 2009
0.46%, 08/31/10	15,400	15,531
0.49%, 08/31/10	8,000	8,067
0.51%, 08/31/10	300	303
Texas A&M Board of Regents
Revenue Financing System Bonds
Series 2009D
0.30%, 04/01/10 (a)(c)(d)	4,000	4,000
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2007
0.29%, 04/01/10 (a)(c)(d)	10,210	10,210
0.29%, 04/01/10 (a)(c)(d)	11,045	11,045
0.30%, 04/01/10 (a)(c)(d)	15,000	15,000
State Highway Fund First Tier RB
Series 2006
0.29%, 04/01/10 (a)(c)(d)	7,495	7,495
State Highway Fund Revenue CP Notes
Series A
0.25%, 05/07/10 (c)	20,800	20,800
Univ of Houston System
Consolidated Refunding RB
Series 2008
0.30%, 04/01/10 (a)(c)(d)	5,540	5,540
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health System)
Series 2006A
0.29%, 04/01/10 (a)(b)(c)(d)	10,450	10,450

		513,812

Utah 0.8%

Intermountain Power Agency
Power Supply Refunding RB
Series 2003A
0.33%, 04/01/10 (a)(c)(d)	6,450	6,450

14

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Utah Housing Corp
M/F Housing RB (Timbergate Apts)
Series 2009A
0.30%, 04/01/10 (a)(b)	3,125	3,125
Utah Transit Auth
Sales Tax RB
Series 2008A
0.29%, 04/01/10 (a)(c)(d)	5,290	5,290
0.30%, 04/01/10 (a)(c)(d)	7,230	7,230
0.30%, 04/01/10 (a)(c)(d)	9,720	9,720
Sub Sales Tax Refunding & RB
Series 2007A
0.30%, 04/01/10 (a)(c)(d)	2,985	2,985

		34,800

Vermont 0.2%

Vermont Educational & Health Buildings Financing Agency
RB (Middlebury College)
Series 2002
0.50%, 11/01/10	8,000	8,000

Virginia 1.3%

Caroline Cnty IDA
Development RB (Meadow Event Park)
Series 2007G
0.31%, 04/01/10 (a)(b)	11,000	11,000
Fairfax Cnty IDA
Health Care RB (Inova Health System)
Series 2010A1
0.41%, 04/01/10 (a)(e)	6,000	6,000
Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)
0.28%, 06/10/10	15,000	15,000
RB (Sentara Healthcare)
Series 2010C
0.41%, 04/01/10 (a)(e)	9,250	9,250
Norfolk Redevelopment & Housing Auth
RB (E2F Student Housing I)
Series 2005
0.32%, 04/01/10 (a)(b)	4,185	4,185
Virginia College Building Auth
Educational Facilities RB
Series 2006A
0.32%, 04/01/10 (a)(c)(d)	4,125	4,125
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2001H1
0.34%, 04/01/10 (a)(c)(d)	3,330	3,330
Virginia Small Business Financing Auth
Health Care Facilities Revenue & Refunding Bonds (Sentara Healthcare)
Series 2010
0.29%, 04/01/10 (a)(c)(d)	6,200	6,200

		59,090

Washington 2.3%

Energy Northwest
Electric Refunding RB (Columbia Generating Station)
Series 2004A
0.45%, 07/01/10	610	617
0.48%, 07/01/10	220	223
0.57%, 07/01/10	3,805	3,849
0.60%, 07/01/10	410	415
Electric Refunding RB (Project No. 3)
Series 2001A
0.55%, 07/01/10	1,315	1,331
Electric Refunding RB (Project No. 3)
Series 2008D
0.56%, 07/01/10	500	505
Refunding RB (Nuclear Project No.3)
Series 1989B
0.58%, 07/01/10	2,800	2,796
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds
Series 2008A
0.32%, 04/01/10 (a)(b)(c)(d)	7,850	7,850
Seattle
Drainage & Wastewater RB 2008
0.30%, 04/01/10 (a)(c)(d)	8,100	8,100
Snohomish Cnty Public Utility District No.1
Electric System BAN Second
Series 2008A
0.55%, 05/26/10	5,400	5,412
Washington
GO Bonds
Series 1992B & AT7
0.48%, 06/01/10	400	404
0.50%, 06/01/10	1,450	1,464
Motor Vehicle Fuel Tax GO Bonds
Series 2008B
0.29%, 04/01/10 (a)(c)(d)	25,010	25,010
Various Purpose GO Bonds
Series 2002B
0.32%, 04/01/10 (a)(c)(d)	1,605	1,605
Various Purpose GO Bonds
Series 2005D
0.30%, 04/01/10 (a)(c)(d)	5,185	5,185
Washington Economic Development Finance Auth
Solid Waste Disposal RB (CleanScapes)
Series 2009
0.35%, 04/07/10 (a)(b)	7,895	7,895
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives)
Series 2008D
0.29%, 04/01/10 (a)(c)(d)	7,995	7,995
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.30%, 04/07/10 (a)(b)	4,920	4,920
RB (Fred Hutchinson Cancer Research Center)
Series 2009A
0.50%, 09/01/10 (b)(c)(d)	14,995	14,995
RB (Kadlec Medical Center)
Series 2006B
0.39%, 04/07/10 (a)(b)(c)	3,975	3,975

		104,546

15

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
West Virginia 0.0%

Monongalia Cnty Building Commission
Refunding & RB (Monongalia General Hospital)
Series 2008A
0.29%, 04/01/10 (a)(b)(d)	195	195

Wisconsin 1.6%

Milwaukee
GO CP Promissory Notes
Series 2008C2
0.34%, 05/04/10 (b)	4,000	4,000
0.34%, 05/12/10 (b)	5,350	5,350
RAN
Series 2009M4
0.54%, 06/30/10	5,000	5,024
Wisconsin
GO Bonds
Series 2001F
0.66%, 05/01/10	1,325	1,330
GO Bonds
Series 2008A
0.49%, 05/01/10	1,000	1,003
Operating Notes
Series 2009
0.48%, 06/15/10	12,000	12,049
Transportation RB
Series 2007A
0.44%, 12/22/10 (b)(c)(d)	8,070	8,070
Transportation RB
Series 2008A
0.51%, 07/01/10	175	177
0.53%, 07/01/10	325	329
0.55%, 07/01/10	1,500	1,516
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care)
Series 2008B
0.75%, 11/12/10 (b)	15,750	15,750
RB (Gundersen Lutheran)
Series 2000A
0.62%, 04/01/10 (a)(b)(c)	12,400	12,400
Refunding RB (Lawrence Univ)
Series 2009
0.30%, 04/01/10 (a)(b)	4,045	4,045

		71,043

Total Municipal Securities (Cost $4,419,072)		4,419,072

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10, the tax basis cost of the fund’s investments was $4,419,072.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,858,735 or 41.5% of net assets.

(e)	Illiquid security. At the period end, the value of these amounted to $40,515 or 0.9% of net assets.

(f)	Delayed-delivery security.

(g)	All or a portion of this security is held as collateral for delayed-delivery securities.

BAN	– Bond anticipation note

COP	– Certificate of participation

CP	– Commercial paper

GO	– General obligation

HFA	– Housing finance agency/authority

IDA	– Industrial development agency/authority

IDB	– Industrial development board

IDRB	– Industrial development revenue bond

ISD	– Independent school district

M/F	– Multi-family

RAN	– Revenue anticipation note

RB	– Revenue bond

SD	– School district

S/F	– Single-family

TAN	– Tax anticipation note

TRAN	– Tax and revenue anticipation note

USD	– Unified school district

16

Schwab AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.
REG47707MAR10 — 00

17

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund™
Portfolio Holdings As of March 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.5%	Municipal Securities	7,241,787	7,241,787
0.5%	Other Investments	37,700	37,700

99.0%	Total Investments	7,279,487	7,279,487
1.0%	Other Assets and Liabilities, Net		71,105

100.0%	Net Assets		7,350,592

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 98.5% of net assets

California 98.4%

Alameda Cnty IDA
RB (Aitchison Family)
Series 1993A
0.30%, 04/07/10 (a)(b)	2,360	2,360
RB (JMS Family)
Series 1995A
0.30%, 04/07/10 (a)(b)	1,000	1,000
Alameda Corridor Transportation Auth
Sr Lien RB
Series 1999A
0.29%, 04/01/10 (a)(b)(c)(d)	20,420	20,420
Alameda-Contra Costa School Financing Auth
COP
Series N
0.29%, 04/01/10 (a)(b)	12,755	12,755
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts)
Series 1997A
0.31%, 04/01/10 (a)(b)	3,195	3,195
M/F Housing RB (Port Trinidad Apts)
Series 1997C
0.31%, 04/01/10 (a)(b)	1,840	1,840
M/F Housing Refunding RB (Sage Park)
Series 1998A
0.32%, 04/01/10 (a)(b)	5,500	5,500
Anaheim Public Financing Auth
RB (Anaheim Electric System Distribution Facilities)
Series 2007A
0.29%, 04/01/10 (a)(b)(c)(d)	15,000	15,000
RB (Anaheim Electric System Distribution Facilities)
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	7,500	7,500
Anaheim Redevelopment Agency
Tax Allocation Refunding Bonds
Series 2007A
0.29%, 04/01/10 (a)(b)(c)(d)	5,290	5,290
Assoc of Bay Area Governments
M/F Housing RB (Bachenheimer Building)
Series 2002A
0.35%, 04/01/10 (a)(b)	7,620	7,620
M/F Housing RB (Crossing Apts)
Series 2002A
0.29%, 04/01/10 (a)(b)	9,000	9,000
M/F Housing RB (Darling Florist Building)
Series 2002A
0.35%, 04/01/10 (a)(b)	4,710	4,710
M/F Housing RB (GAIA Building)
Series 2000A
0.35%, 04/01/10 (a)(b)	2,100	2,100
M/F Housing RB (Mountain View Apts)
Series 1997A
0.45%, 04/01/10 (a)(b)	5,515	5,515
M/F Housing Refunding RB (The Berkeleyan)
Series 2003A
0.35%, 04/01/10 (a)(b)	3,790	3,790
RB (899 Charleston)
Series 2007
0.33%, 04/01/10 (a)(b)	23,200	23,200
RB (Brandeis Hillel Day School)
Series 2001
0.61%, 04/01/10 (a)(b)	8,545	8,545
RB (Pacific Primary)
Series 2008
0.32%, 04/01/10 (a)(b)	4,550	4,550
RB (Public Policy Institute)
Series 2001A
0.29%, 04/01/10 (a)(b)	9,895	9,895
RB (San Francisco Univ High School)
Series A
0.61%, 04/01/10 (a)(b)	5,655	5,655
RB (Sharp HealthCare)
Series 2009A
0.28%, 04/07/10 (a)(b)	3,525	3,525
Refunding RB (Eskaton Properties)
Series 2008A
0.29%, 04/01/10 (a)(b)	11,075	11,075
Refunding RB (Eskaton Properties)
Series 2008B
0.29%, 04/01/10 (a)(b)	15,600	15,600
Bakersfield
Wastewater RB
Series 2007A
0.31%, 04/01/10 (a)(b)(c)(d)	3,500	3,500
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2006 & 2008F1
0.29%, 04/01/10 (a)(c)(d)	25,050	25,050
San Francisco Bay Area Toll Bridge RB
Series 2006F
0.29%, 04/01/10 (a)(c)(d)	16,985	16,985
0.75%, 04/01/10	135	135

1

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
San Francisco Bay Area Toll Bridge RB
Series 2006F & 2007F
0.27%, 04/01/10 (a)(c)(d)	2,395	2,395
San Francisco Bay Area Toll Bridge RB
Series 2007F
0.27%, 04/01/10 (a)(c)(d)	7,245	7,245
San Francisco Bay Area Toll Bridge RB
Series 2007F & 2008F1
0.27%, 04/01/10 (a)(c)(d)	3,850	3,850
0.29%, 04/01/10 (a)(c)(d)	40,865	40,865
San Francisco Bay Area Toll Bridge RB
Series 2008F1
0.29%, 04/01/10 (a)(c)(d)	5,000	5,000
0.45%, 05/06/10 (c)(d)	9,880	9,880
San Francisco Bay Area Toll Bridge RB
Series 2009F1
0.28%, 04/01/10 (a)(c)(d)	18,345	18,345
Calaveras Cnty
TRAN 2009-2010
1.11%, 07/14/10	5,000	5,013
California
Economic Recovery Bonds
Series 2004C3
0.29%, 04/01/10 (a)(b)	5,200	5,200
Economic Recovery Bonds
Series 2004C5
0.30%, 04/01/10 (a)(b)	7,400	7,400
GO Bonds
0.28%, 04/01/10 (a)(b)(c)(d)	23,825	23,825
0.29%, 04/01/10 (a)(b)(c)(d)	21,000	21,000
GO Bonds
Series 2003C3
0.29%, 04/01/10 (a)(b)	27,500	27,500
GO Bonds
Series 2004B6
0.29%, 04/01/10 (a)(b)	19,250	19,250
GO CP Notes
0.30%, 04/01/10 (b)	8,000	8,000
0.28%, 04/05/10 (b)	30,000	30,000
0.38%, 04/26/10 (b)	11,295	11,295
GO Refunding Bonds
0.27%, 04/01/10 (a)(b)(c)(d)	19,995	19,995
0.33%, 04/01/10 (a)(b)(c)(d)	6,230	6,230
0.43%, 11/04/10 (b)(c)(d)	13,205	13,205
GO Refunding Bonds
Series 2007
0.29%, 04/01/10 (a)(b)(c)(d)	5,500	5,500
Various Purpose GO Bonds
0.27%, 04/01/10 (a)(b)(c)(d)	10,210	10,210
0.29%, 04/01/10 (a)(b)(c)(d)	37,030	37,030
0.33%, 04/01/10 (a)(b)(c)(d)	15,925	15,925
California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group)
Series 1998
0.32%, 04/01/10 (a)(b)	7,600	7,600
IDRB (Calco)
Series 1997
0.39%, 04/07/10 (a)(b)	1,120	1,120
California Educational Facilities Auth
RB (California Institute of Techonology)
Series 2009
0.29%, 04/01/10 (a)(c)(d)	10,065	10,065
RB (Univ of La Verne)
Series 2008
0.45%, 04/01/10 (a)(b)	16,250	16,250
RB (Univ of San Diego)
Series 1999 & Refunding RB (Loyola Marymount Univ) Series 2001A
0.29%, 04/01/10 (a)(b)(c)(d)	7,452	7,452
RB (Univ of San Francisco)
Series 2003
0.40%, 04/07/10 (a)(b)	23,460	23,460
RB (Univ of Southern California)
Series 2007A
0.29%, 04/01/10 (a)(c)(d)	9,750	9,750
RB (Univ of Southern California)
Series 2009A
0.30%, 04/01/10 (a)(c)(d)	1,870	1,870
RB (Univ of Southern California)
Series 2009B
0.29%, 04/01/10 (a)(c)(d)	11,000	11,000
California Enterprise Development Finance Auth
RB (Sconza Candy)
Series 2008A
0.32%, 04/01/10 (a)(b)	10,000	10,000
California Health Facilities Financing Auth
RB (Kaiser Permanente)
Series 2006E
0.33%, 04/07/10	2,500	2,500
0.32%, 07/15/10	1,500	1,500
0.30%, 08/05/10	25,000	25,000
RB (Providence Health & Services)
Series 2009B
0.27%, 04/01/10 (a)(c)(d)	3,500	3,500
RB (Providence Health Services)
Series 2008C
0.27%, 04/01/10 (a)(c)(d)	5,020	5,020
RB (Providence Health Services)
Series 2009B
0.29%, 04/01/10 (a)(c)(d)	35,025	35,025
RB (St. Joseph Health System)
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	11,565	11,565
California HFA
Home Mortgage RB
Series 2008M
0.54%, 04/01/10 (a)(c)(d)	6,245	6,245
California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing)
Series 2005
0.37%, 04/01/10 (a)(b)	5,650	5,650
IDRB (American-De Rosa Lamp Arts)
Series 1999
0.40%, 04/07/10 (a)(b)	4,950	4,950
IDRB (Fairmont Sign)
Series 2000A
0.50%, 04/01/10 (a)(b)	4,250	4,250
IDRB (Nelson Name Plate)
Series 1999
0.45%, 04/01/10 (a)(b)	1,850	1,850

2

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
0.47%, 04/01/10 (a)(b)(c)(d)	31,095	31,095
RB (The Contemporary Jewish Museum)
Series 2006
0.28%, 04/01/10 (a)(b)	2,200	2,200
Refunding RB (J. Paul Getty Trust)
Series 2007A2
0.50%, 04/01/10	9,000	9,000
Refunding RB (J. Paul Getty Trust)
Series 2007A4
0.63%, 04/01/11	4,000	4,041
0.90%, 04/01/11	120	121
California Municipal Finance Auth
RB (Republic Services)
Series 2008A
0.32%, 04/01/10 (a)(b)	31,000	31,000
RB (Serra Catholic School)
Series 2009
0.61%, 04/01/10 (a)(b)	10,500	10,500
RB (Turning Point School)
Series 2009
0.28%, 04/01/10 (a)(b)	4,575	4,575
California Pollution Control Financing Auth
RB (Garaventa Enterprises)
Series 2008A
0.32%, 04/07/10 (a)(b)	16,005	16,005
Refunding RB (Pacific Gas and Electric Co)
Series 1996C
0.30%, 04/01/10 (a)(b)	2,200	2,200
Resource Recovery RB (Wadham Energy)
Series 1987B
0.26%, 04/07/10 (a)(b)	1,000	1,000
Solid Waste Disposal RB (Ag Resources III)
Series 2004
0.35%, 04/07/10 (a)(b)	5,570	5,570
Solid Waste Disposal RB (Agrifab)
Series 2003
0.32%, 04/07/10 (a)(b)	5,800	5,800
Solid Waste Disposal RB (Alameda Cnty Industries)
Series 2000A
0.35%, 04/07/10 (a)(b)	3,330	3,330
Solid Waste Disposal RB (Athens Disposal)
Series 1995A
0.32%, 04/07/10 (a)(b)	7,500	7,500
Solid Waste Disposal RB (Athens Disposal)
Series 1999A
0.32%, 04/07/10 (a)(b)	3,685	3,685
Solid Waste Disposal RB (Athens Services)
Series 2001A
0.32%, 04/07/10 (a)(b)	2,895	2,895
Solid Waste Disposal RB (Athens Services)
Series 2006A
0.32%, 04/07/10 (a)(b)	20,565	20,565
Solid Waste Disposal RB (Atlas Disposal Industries)
Series 1999A
0.32%, 04/07/10 (a)(b)	4,830	4,830
Solid Waste Disposal RB (AVI-PGS)
Series 2008A
0.32%, 04/07/10 (a)(b)	5,195	5,195
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2005A
0.35%, 04/07/10 (a)(b)	13,960	13,960
Solid Waste Disposal RB (BLT Enterprises of Sacramento)
Series 1999A
0.32%, 04/07/10 (a)(b)	6,425	6,425
Solid Waste Disposal RB (Burrtec Waste & Recycling Services)
Series 2006A
0.30%, 04/07/10 (a)(b)	16,395	16,395
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2004
0.30%, 04/07/10 (a)(b)	6,720	6,720
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2006A
0.30%, 04/07/10 (a)(b)	16,645	16,645
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2008A
0.30%, 04/07/10 (a)(b)	8,440	8,440
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 1997B
0.30%, 04/07/10 (a)(b)	2,850	2,850
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2000A
0.30%, 04/07/10 (a)(b)	4,705	4,705
Solid Waste Disposal RB (Burrtec Waste Industries)
Series 2002A
0.30%, 04/07/10 (a)(b)	7,080	7,080
Solid Waste Disposal RB (California Waste Solutions)
Series 2002A
0.32%, 04/07/10 (a)(b)	6,855	6,855
Solid Waste Disposal RB (California Waste Solutions)
Series 2004A
0.32%, 04/07/10 (a)(b)	3,165	3,165
Solid Waste Disposal RB (California Waste Solutions)
Series 2007A
0.32%, 04/07/10 (a)(b)	21,435	21,435
Solid Waste Disposal RB (Cedar Ave Recycling & Transfer Station)
Series 2003A
0.32%, 04/07/10 (a)(b)	2,070	2,070
Solid Waste Disposal RB (Contra Costa Waste Service)
Series 1995A
0.32%, 04/07/10 (a)(b)	825	825
Solid Waste Disposal RB (CR&R)
Series 1995A
0.35%, 04/07/10 (a)(b)	3,160	3,160
Solid Waste Disposal RB (CR&R)
Series 2000A
0.35%, 04/07/10 (a)(b)	2,610	2,610
Solid Waste Disposal RB (CR&R)
Series 2002A
0.35%, 04/07/10 (a)(b)	3,400	3,400
Solid Waste Disposal RB (CR&R)
Series 2006A
0.35%, 04/07/10 (a)(b)	7,840	7,840
Solid Waste Disposal RB (CR&R)
Series 2007A
0.35%, 04/07/10 (a)(b)	10,305	10,305
Solid Waste Disposal RB (Desert Properties)
Series 2006B
0.35%, 04/07/10 (a)(b)	2,245	2,245

3

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Solid Waste Disposal RB (EDCO Disposal)
Series 1996A
0.30%, 04/07/10 (a)(b)	7,500	7,500
Solid Waste Disposal RB (EDCO Disposal)
Series 2004A
0.30%, 04/07/10 (a)(b)	16,625	16,625
Solid Waste Disposal RB (EDCO Disposal)
Series 2007A
0.30%, 04/07/10 (a)(b)	15,665	15,665
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment)
Series 1998A
0.30%, 04/07/10 (a)(b)	6,985	6,985
Solid Waste Disposal RB (Garaventa Enterprises)
Series 2006A
0.32%, 04/07/10 (a)(b)	8,370	8,370
Solid Waste Disposal RB (GreenTeam of San Jose)
Series 1997A
0.29%, 04/07/10 (a)(b)	480	480
Solid Waste Disposal RB (GreenTeam of San Jose)
Series 2001A
0.29%, 04/07/10 (a)(b)	3,995	3,995
Solid Waste Disposal RB (GreenWaste of Tehama)
Series 1999A
0.29%, 04/07/10 (a)(b)	515	515
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2006A
0.42%, 04/07/10 (a)(b)	2,475	2,475
Solid Waste Disposal RB (GreenWaste Recovery)
Series 2007A
0.42%, 04/07/10 (a)(b)	11,140	11,140
Solid Waste Disposal RB (Madera Disposal Systems)
Series 1998A
0.29%, 04/07/10 (a)(b)	1,800	1,800
Solid Waste Disposal RB (Marin Sanitary Service)
Series 2006A
0.42%, 04/07/10 (a)(b)	3,315	3,315
Solid Waste Disposal RB (Mid-Valley Disposal)
Series 2006A
0.35%, 04/07/10 (a)(b)	3,160	3,160
Solid Waste Disposal RB (Mill Valley Refuse Service)
Series 2003A
0.32%, 04/07/10 (a)(b)	1,670	1,670
Solid Waste Disposal RB (Mottra Corp)
Series 2002A
0.35%, 04/07/10 (a)(b)	1,170	1,170
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
0.35%, 04/07/10 (a)(b)	3,210	3,210
Solid Waste Disposal RB (Northern Recycling & Waste Services)
Series 2007A
0.35%, 04/07/10 (a)(b)	2,990	2,990
Solid Waste Disposal RB (Orange Ave Disposal)
Series 2002A
0.32%, 04/07/10 (a)(b)	5,220	5,220
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill)
Series 2003A
0.32%, 04/07/10 (a)(b)	3,700	3,700
Solid Waste Disposal RB (Rainbow Disposal)
Series 2006A
0.35%, 04/07/10 (a)(b)	8,910	8,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2001A
0.32%, 04/07/10 (a)(b)	2,910	2,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2007A
0.42%, 04/07/10 (a)(b)	18,010	18,010
Solid Waste Disposal RB (Republic Services)
Series 2003
0.32%, 04/01/10 (a)(b)	24,205	24,205
Solid Waste Disposal RB (Republic Services)
Series 2006
0.32%, 04/01/10 (a)(b)	20,655	20,655
Solid Waste Disposal RB (Sanco Services)
Series 2002A
0.30%, 04/07/10 (a)(b)	4,925	4,925
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
0.42%, 04/07/10 (a)(b)	1,065	1,065
Solid Waste Disposal RB (Solag Disposal)
Series 1997A
0.35%, 04/07/10 (a)(b)	2,135	2,135
Solid Waste Disposal RB (South Tahoe Refuse)
Series 2008A
0.35%, 04/07/10 (a)(b)	5,540	5,540
Solid Waste Disposal RB (Specialty Solid Waste & Recycling)
Series 2001A
0.42%, 04/07/10 (a)(b)	100	100
Solid Waste Disposal RB (Talco Plastics)
Series 1997A
0.30%, 04/07/10 (a)(b)	2,675	2,675
Solid Waste Disposal RB (Upper Valley Disposal Service)
Series 2008A
0.35%, 04/07/10 (a)(b)	1,940	1,940
Solid Waste Disposal RB (Valley Vista Services)
Series 2003A
0.42%, 04/07/10 (a)(b)	2,110	2,110
Solid Waste Disposal RB (Valley Vista Services)
Series 2007A
0.42%, 04/07/10 (a)(b)	2,920	2,920
Solid Waste Disposal RB (Vanderham Family Trust — J&D Wilson & Sons Dairy)
Series 2004
0.36%, 04/01/10 (a)(b)	2,500	2,500
Solid Waste Disposal RB (West Valley MRF)
Series 1997A
0.35%, 04/07/10 (a)(b)	1,260	1,260
Solid Waste Disposal RB (Zanker Road Landfill)
Series 1999C
0.42%, 04/07/10 (a)(b)	3,005	3,005
California Public Works Board
Lease RB (Univ of California)
Series 2009E
0.29%, 04/01/10 (a)(c)(d)	1,000	1,000
Lease Refunding RB (Univ of California)
Series 2007A
0.29%, 04/01/10 (a)(c)(d)	33,280	33,280
0.32%, 04/01/10 (a)(c)(d)	8,860	8,860
Lease Refunding RB (Univ of California)
Series 2007C
0.28%, 04/01/10 (a)(c)(d)	11,180	11,180

4

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
California School Cash Reserve Program Auth
Sub Bonds
Series 2009-2010A
0.53%, 07/01/10 (b)	10,000	10,049
California State Univ
CP
Series A
0.26%, 06/03/10 (b)	9,340	9,340
Systemwide RB
Series 2007A
0.31%, 04/01/10 (a)(b)(c)(d)	24,750	24,750
Systemwide RB
Series 2008A
0.31%, 04/01/10 (a)(b)(c)(d)	5,685	5,685
California Statewide Communities Development Auth
IDRB (RL Group)
Series 1998C
0.30%, 04/07/10 (a)(b)	1,260	1,260
M/F Housing RB (Agave at Elk Grove Apts)
Series 2003DD
0.31%, 04/01/10 (a)(b)	14,700	14,700
M/F Housing RB (Campus Pointe Apts)
Series 2008J
0.31%, 04/01/10 (a)(b)	7,550	7,550
M/F Housing RB (Charter Court Apts)
Series 2008L
0.31%, 04/01/10 (a)(b)	11,400	11,400
M/F Housing RB (Claremont Villas)
Series 2009A
0.28%, 04/01/10 (a)(b)	6,785	6,785
M/F Housing RB (Creekside at MeadowPark Apts)
Series 2002HH
0.32%, 04/01/10 (a)(b)	9,395	9,395
M/F Housing RB (Cypress Villa Apts)
Series 2000F
0.34%, 04/01/10 (a)(b)	4,725	4,725
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2006G
0.32%, 04/01/10 (a)(b)	5,010	5,010
M/F Housing RB (Emerald Gardens Apts)
Series 2000E
0.32%, 04/01/10 (a)(b)	7,320	7,320
M/F Housing RB (Fairway Family Apts)
Series 2006H
0.32%, 04/01/10 (a)(b)	7,000	7,000
M/F Housing RB (Heritage Oaks Apts)
Series 2004YY
0.32%, 04/01/10 (a)(b)	6,900	6,900
M/F Housing RB (Kimberly Woods Apts)
Series 1995B
0.29%, 04/07/10 (a)(b)	13,400	13,400
M/F Housing RB (Las Flores Village Apts)
Series 2004JJ
0.24%, 04/01/10 (a)(b)	13,500	13,500
M/F Housing RB (Laurel Park Sr Apts)
Series 2002H
0.35%, 04/01/10 (a)(b)	5,500	5,500
M/F Housing RB (Los Padres Apts)
Series 2003E
0.31%, 04/01/10 (a)(b)	10,750	10,750
M/F Housing RB (Martin Luther Tower)
Series 2005D
0.32%, 04/01/10 (a)(b)	7,950	7,950
M/F Housing RB (Oak Center Towers)
Series 2005L
0.34%, 04/01/10 (a)(b)	3,720	3,720
M/F Housing RB (Park David Sr Apts)
Series 1999D
0.32%, 04/01/10 (a)(b)	8,220	8,220
M/F Housing RB (Plaza Club Apts)
Series 1997A
0.31%, 04/01/10 (a)(b)	14,790	14,790
M/F Housing RB (Rancho Santa Fe Village Apts)
Series 2004EE
0.24%, 04/01/10 (a)(b)	12,300	12,300
M/F Housing RB (Sagewood At Stonebridge Estates)
Series 2005CC
0.31%, 04/01/10 (a)(b)	9,100	9,100
M/F Housing RB (Sharps & Flats Apts)
Series 2002X
0.31%, 04/01/10 (a)(b)	14,000	14,000
M/F Housing RB (South Shore Apts)
Series 2009M
0.28%, 04/01/10 (a)(b)	10,290	10,290
M/F Housing RB (The Belmont)
Series 2005F
0.30%, 04/01/10 (a)(b)	10,500	10,500
M/F Housing RB (Villas at Hamilton Apts)
Series 2001HH
0.31%, 04/01/10 (a)(b)	11,440	11,440
M/F Housing RB (Westgate Pasadena Apts)
Series 2007G
0.32%, 04/01/10 (a)(b)	30,000	30,000
M/F Housing RB (Wilshire Court Apts)
Series 2004AAA
0.30%, 04/01/10 (a)(b)	15,000	15,000
M/F Housing RB (Woodsong Apts)
Series 1997B
0.31%, 04/01/10 (a)(b)	3,127	3,127
M/F Housing Refunding RB (Arbor Ridge Apts)
Series 2008B
0.31%, 04/01/10 (a)(b)	9,500	9,500
M/F Housing Refunding RB (Brandon Place Apts)
Series 2006D
0.32%, 04/01/10 (a)(b)	6,070	6,070
M/F Housing Refunding RB (Irvine Apt Communities)
Series 2008C2 & 2008C3
0.39%, 04/01/10 (a)(b)(c)(d)	40,000	40,000
RB (Azusa Pacific Univ)
Series 2007
0.50%, 04/01/10 (a)(b)	10,960	10,960
RB (Center for Early Education)
Series 2001
0.61%, 04/01/10 (a)(b)	4,100	4,100
RB (Children’s Hospital Los Angeles)
Series 2008C
0.28%, 04/01/10 (a)(b)	2,200	2,200

5

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (Culinary Institute of America)
Series 2008
0.43%, 04/01/10 (a)(b)	2,950	2,950
RB (Kaiser Permanente)
Series 2004C
0.34%, 07/29/10	25,000	25,000
RB (Kaiser Permanente)
Series 2004E
0.34%, 07/29/10	25,000	25,000
RB (Kaiser Permanente)
Series 2004K
0.33%, 04/07/10	14,000	14,000
0.32%, 07/15/10	25,600	25,600
0.33%, 08/19/10	20,400	20,400
RB (Kaiser Permanente)
Series 2006B
0.29%, 04/01/10 (a)(b)(c)(d)	5,390	5,390
RB (Kaiser Permanente)
Series 2006D
0.33%, 04/07/10	26,500	26,500
RB (Kaiser Permanente)
Series 2008B
0.35%, 04/05/10	50,000	50,000
0.35%, 04/06/10	8,000	8,000
0.35%, 09/15/10	47,000	47,000
RB (Kaiser Permanente)
Series 2008C
0.45%, 04/01/10	58,865	58,865
0.37%, 10/28/10	31,865	31,865
RB (Kaiser Permanente)
Series 2009B6
0.30%, 07/15/10	18,000	18,000
RB (Painted Turtle)
Series 2003
0.61%, 04/01/10 (a)(b)	10,000	10,000
RB (Redlands Community Hospital)
Series 2005B
0.30%, 04/01/10 (a)(b)	20,000	20,000
RB (St. Joseph Health System)
Series 2007D
0.29%, 04/01/10 (a)(c)(d)	60,073	60,073
TRAN Program Note Participations (Monterey Cnty)
Series 2009A3
0.42%, 06/30/10	17,500	17,568
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	47,000	47,132
Campbell Union SD
TRAN 2009
0.48%, 10/06/10	4,500	4,535
Chula Vista
Refunding IDRB (San Diego Gas & Electric)
Series 2004E
0.41%, 11/04/10 (b)(c)(d)	9,995	9,995
Refunding RB (San Diego Gas & Electric)
Series 2006A
0.28%, 04/07/10 (a)	5,700	5,700
Clovis USD
GO Refunding Bonds
Series 2008
0.53%, 08/01/10	6,000	6,027
Coast Community College District
GO Bonds
Series 2006B
0.29%, 04/01/10 (a)(c)(d)	8,395	8,395
0.34%, 04/01/10 (a)(c)(d)	12,095	12,095
0.43%, 12/22/10 (c)(d)	18,050	18,050
GO Bonds
Series 2006C
0.29%, 04/01/10 (a)(c)(d)	8,000	8,000
Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre)
Series 2006A
0.32%, 04/01/10 (a)(b)	25,000	25,000
M/F Mortgage RB (El Cerrito Royale)
Series 1987A
0.45%, 04/01/10 (a)(b)	2,480	2,480
Contra Costa Transportation Auth
Sales Tax Revenue Notes (Limited Tax)
Series 2009
0.47%, 10/01/10	200	202
0.50%, 10/01/10	28,000	28,279
Contra Costa Water District
CP Notes
Series A
0.28%, 06/07/10 (c)	18,500	18,500
0.22%, 06/08/10 (c)	5,000	5,000
0.25%, 06/08/10 (c)	19,000	19,000
Water Refunding RB
Series K
0.29%, 04/01/10 (a)(c)(d)	2,725	2,725
Desert Community College District
GO Bonds
Series 2007C
0.29%, 04/01/10 (a)(c)(d)	12,375	12,375
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.32%, 04/07/10 (a)(b)	3,650	3,650
Dry Creek/Grant Jt Union SDs
GO Bonds
Series 2008
0.29%, 04/01/10 (a)(b)(c)(d)	6,597	6,597
Dublin USD
GO Bonds
Series 2004E
0.45%, 04/22/10 (b)(c)(d)	26,980	26,980
East Bay Municipal Utility District
Extendible CP (Wastewater Series) Notes
0.40%, 04/01/10	9,400	9,400
Extendible CP (Water Series) Notes
0.40%, 04/09/10	19,000	19,000
0.30%, 06/01/10	22,200	22,200
0.29%, 06/08/10	8,800	8,800
Water System Sub RB
Series 2005A
0.29%, 04/01/10 (a)(c)(d)	2,700	2,700
Water System Sub RB
Series 2007A
0.29%, 04/01/10 (a)(c)(d)	11,555	11,555
0.29%, 04/01/10 (a)(c)(d)	66,000	66,000

6

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Water System Sub Refunding RB
Series 2009A1
0.29%, 04/01/10 (a)(e)	30,000	30,000
Water System Sub Refunding RB
Series 2009A2
0.29%, 04/01/10 (a)(e)	50,000	50,000
Water System Sub Refunding RB
Series 2010A
0.29%, 04/01/10 (a)(c)(d)	15,000	15,000
Eastern Municipal Water District
Water & Sewer Revenue COP
Series 2008A
0.25%, 04/07/10 (a)(c)	1,700	1,700
Water & Sewer Revenue COP
Series 2008H
0.29%, 04/01/10 (a)(c)(d)	11,495	11,495
El Cajon
M/F Housing RB (Park-Mollison & Madison Apts)
Series 1998
0.31%, 04/01/10 (a)(b)	4,500	4,500
Elsinore Valley Municipal Water District
Refunding COP
Series 2008A
0.51%, 04/01/10 (a)(b)	13,270	13,270
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts)
Series 2002A
0.31%, 04/01/10 (a)(b)	87,715	87,715
Escondido
M/F Housing RB (Via Roble Apts)
Series 2003A
0.32%, 04/01/10 (a)(b)	6,900	6,900
Escondido Union SD
GO Bonds
Series 2009B
0.45%, 09/01/10 (b)(c)(d)	20,175	20,175
Fontana USD
GO Bonds
Series B
0.59%, 04/01/10 (a)(b)(c)(d)	3,330	3,330
Foothill-DeAnza Community College District
GO Bonds
Series A
0.29%, 04/01/10 (a)(c)(d)	8,258	8,258
GO Bonds
Series B
0.29%, 04/01/10 (a)(c)(d)	12,995	12,995
GO Bonds
Series C
0.32%, 04/01/10 (a)(c)(d)	18,545	18,545
Fremont Union High SD
TRAN 2009
0.48%, 10/06/10	11,500	11,590
Fresno Cnty
TRAN 2009-2010
0.45%, 06/30/10	19,000	19,072
Fresno IDA
IDRB (Keiser Corp)
Series 1997
0.40%, 04/07/10 (a)(b)	965	965
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
0.29%, 04/01/10 (a)(b)(c)(d)	20,250	20,250
0.29%, 04/01/10 (a)(b)(c)(d)	25,710	25,710
0.33%, 04/01/10 (a)(b)(c)(d)	28,065	28,065
Golden West Schools Financing Auth
GO RB (Beverly Hills USD)
Series 2005
0.54%, 04/01/10 (a)(c)(d)	17,430	17,430
Grossmont Union High SD
GO Bonds
Series 2006
0.29%, 04/01/10 (a)(c)(d)	3,840	3,840
GO Bonds
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	7,525	7,525
Hayward
M/F Housing RB (Lord Tennyson Apts)
Series 2005A
0.24%, 04/01/10 (a)(b)	13,915	13,915
Hayward Housing Auth
M/F Housing RB (Timbers Apts)
Series 1998A
0.31%, 04/01/10 (a)(b)	9,500	9,500
Hercules Public Financing Auth
Lease RB
Series 2003A
0.61%, 04/01/10 (a)(b)	6,495	6,495
Huntington Beach
M/F Housing RB (Five Points Seniors)
Series 1991A
0.31%, 04/01/10 (a)(b)	9,500	9,500
Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts)
Series 1994A
0.31%, 04/01/10 (a)(b)	4,600	4,600
Livermore
TRAN 2009
0.47%, 11/18/10	15,000	15,145
Long Beach
Harbor RB
Series 2002B
0.61%, 04/01/10 (a)(c)(d)	5,520	5,520
Harbor Refunding RB
Series 1998A
0.90%, 05/15/10	2,000	2,012
RB (Memorial Health Services)
Series 1991
0.32%, 04/07/10 (a)	17,700	17,700
Sub Airport Revenue CP Notes
Series A&B
0.27%, 06/03/10 (b)	7,600	7,600
0.35%, 06/10/10 (b)	3,750	3,750

7

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
TRAN 2009-2010
0.48%, 09/30/10	15,000	15,150
Long Beach Harbor Dept
CP
Series A
0.28%, 04/07/10 (c)	31,400	31,400
RB
Series 2000A
0.47%, 05/15/10	1,000	1,006
0.53%, 05/15/10	2,000	2,012
Los Altos SD
TRAN 2009
0.48%, 10/06/10	7,500	7,558
Los Angeles
M/F Housing RB (Fountain Park)
Series 1999P
0.29%, 04/01/10 (a)(b)	14,500	14,500
M/F Housing RB (Fountain Park)
Series 2000B
0.29%, 04/01/10 (a)(b)	32,615	32,615
M/F Housing Refunding RB (Tri-City)
Series 2001I
0.30%, 04/01/10 (a)(b)	1,800	1,800
Wastewater System Refunding RB
Series 2002A
0.54%, 04/01/10 (a)(c)(d)	7,650	7,650
Wastewater System Refunding RB
Series 2003A
0.29%, 04/01/10 (a)(c)(d)	34,620	34,620
Wastewater System Refunding RB
Series 2005A
0.29%, 04/01/10 (a)(c)(d)	5,725	5,725
Los Angeles Cnty
TRAN 2009-2010
Series A
0.37%, 06/30/10	11,000	11,058
0.80%, 06/30/10	83,000	83,345
Los Angeles Cnty Capital Asset Leasing Corp
Equipment Lease RB
Series 2009A
1.35%, 12/01/10	4,620	4,655
Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts)
Series 2003C
0.32%, 04/01/10 (a)(b)	9,300	9,300
Los Angeles Cnty Metropolitan Transportation Auth
Second Sr Sales Tax RB
Series 2004A
0.30%, 04/01/10 (a)(c)(d)	38,665	38,665
Second Sr Sales Tax Refunding RB
Series 2009B
0.47%, 07/01/10	2,600	2,602
Second Sub Sales Tax Revenue CP
Series A
0.33%, 04/01/10 (b)	10,732	10,732
0.26%, 04/08/10 (b)	34,685	34,685
0.35%, 04/08/10 (b)	25,869	25,869
Los Angeles Cnty Sanitation Districts Financing Auth
RB
Series 2005B
0.29%, 04/01/10 (a)(b)(c)(d)	15,670	15,670
Los Angeles Community College District
GO Bonds
Series 2006E
0.29%, 04/01/10 (a)(c)(d)	4,785	4,785
GO Bonds
Series 2007A
0.29%, 04/01/10 (a)(c)(d)	10,290	10,290
0.31%, 04/01/10 (a)(c)(d)	5,225	5,225
GO Bonds
Series 2008E1
0.29%, 04/01/10 (a)(c)(d)	11,250	11,250
GO Bonds
Series 2008F1
0.27%, 04/01/10 (a)(c)(d)	6,665	6,665
0.29%, 04/01/10 (a)(c)(d)	5,000	5,000
GO Bonds
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	26,110	26,110
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building)
Series 2001A
0.31%, 04/01/10 (a)(b)	3,455	3,455
Los Angeles Dept of Airports
Airport Sr RB
Series 2008A
0.32%, 04/01/10 (a)(c)(d)	12,360	12,360
0.32%, 04/01/10 (a)(c)(d)	5,525	5,525
0.37%, 04/01/10 (a)(c)(d)	11,320	11,320
0.37%, 04/01/10 (a)(c)(d)	7,975	7,975
CP Notes
Series A&B
0.21%, 04/12/10 (b)	15,000	15,000
Los Angeles Dept of Water & Power
Power System RB
Series 2001A1
0.29%, 04/01/10 (a)(c)(d)	24,750	24,750
Power System RB
Series 2005A1
0.29%, 04/01/10 (a)(c)(d)	5,000	5,000
Power System RB
Series 2005A2
0.29%, 04/01/10 (a)(c)(d)	15,930	15,930
Power System Revenue CP Notes
0.25%, 04/06/10 (c)	33,000	33,000
0.25%, 06/09/10 (c)	47,500	47,500
Water System RB
Series 2001A
0.29%, 04/01/10 (a)(c)(d)	14,600	14,600
Water System RB
Series 2003A
0.29%, 04/01/10 (a)(c)(d)	7,000	7,000
Water System RB
Series 2006A1 & 2007A2
0.45%, 09/01/10 (b)(c)(d)	24,210	24,210
Los Angeles Harbor
RB
Series 2006D
0.32%, 04/01/10 (a)(c)(d)	7,390	7,390
Refunding RB
Series 2006B
0.34%, 04/01/10 (a)(c)(d)	16,120	16,120
0.61%, 04/01/10 (a)(c)(d)	13,520	13,520

8

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Los Angeles IDA
Empowerment Zone Facility RB (Green Farms)
Series 2003
0.41%, 04/01/10 (a)(b)	2,780	2,780
IDRB (KH Enerprises)
Series 2008
0.45%, 04/07/10 (a)(b)	1,730	1,730
RB (AAA Packing & Shipping)
Series 2000
0.30%, 04/01/10 (a)(b)	3,000	3,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
0.25%, 04/05/10 (b)	28,750	28,750
0.27%, 04/05/10 (b)	3,816	3,816
0.28%, 06/04/10 (b)	11,958	11,958
0.30%, 06/15/10 (b)	7,000	7,000
Los Angeles USD
GO Bonds
Series 2007B & GO Refunding Bonds Series 2007B
0.32%, 04/01/10 (a)(c)(d)	7,290	7,290
GO Bonds
Series 2007C
0.31%, 04/01/10 (a)(c)(d)	8,250	8,250
GO Bonds
Series 2007H
0.29%, 04/01/10 (a)(c)(d)	5,000	5,000
GO Bonds
Series 2009D & 2009F
0.29%, 04/01/10 (a)(c)(d)	6,230	6,230
GO Bonds
Series 2009D & 2009I
0.29%, 04/01/10 (a)(c)(d)	7,705	7,705
GO Bonds
Series 2009F
0.31%, 04/01/10 (a)(c)(d)	6,565	6,565
GO Bonds
Series 2009I
0.27%, 04/01/10 (a)(c)(d)	11,920	11,920
GO Refunding Bonds
Series 2007A1
0.45%, 04/07/10 (b)(c)(d)	24,775	24,775
GO Refunding Bonds
Series 2007A2
0.28%, 04/01/10 (a)(c)(d)	23,625	23,625
Refunding COP
Series 2008A
0.26%, 04/07/10 (a)(b)	12,750	12,750
TRAN 2009-2010
Series A
0.62%, 08/12/10	123,000	123,614
Madera/West Contra Costa/Santa Ana USDs & Tulare Jt/San Mateo Union HSD, Kern Community College District
GO Bonds
Series 2005
0.29%, 04/01/10 (a)(b)(c)(d)	15,085	15,085
Mountain View/Los Altos Union High SD
TRAN 2009
0.40%, 06/30/10	5,000	5,026
Murrieta Valley USD
COP 2009
0.86%, 05/03/10 (b)	53,000	53,051
Napa Valley Community College District
GO Bonds
Series B
0.29%, 04/01/10 (a)(b)(c)(d)	5,450	5,450
Northern California Transmission Agency
Transmission Project Refunding RB
Series 2002A
0.32%, 04/01/10 (a)(b)(c)	19,600	19,600
Oakland
GO Bonds (Measure DD)
Series 2009B
0.50%, 09/01/10 (b)(c)(d)	10,100	10,100
Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum)
Series 2000C1
0.27%, 04/07/10 (a)(b)	3,730	3,730
Oceanside
M/F Mortgage RB (Riverview Springs Apts)
Series 1990A
0.31%, 04/01/10 (a)(b)	13,170	13,170
Ontario Housing Auth
M/F Housing RB (Parc Vista)
Series 2006B
0.31%, 04/01/10 (a)(b)	5,800	5,800
M/F Housing RB (Terrace View)
Series 2006A
0.31%, 04/01/10 (a)(b)	5,200	5,200
Orange Cnty
COP (Florence Crittenton Services)
Series 1990
0.25%, 04/07/10 (a)(b)	4,900	4,900
TRAN 2009-2010
Series A
0.40%, 06/30/10	50,000	50,197
Orange Cnty Sanitation District
COP
Series 2003
0.31%, 04/01/10 (a)(c)(d)	3,595	3,595
COP
Series 2007B
0.29%, 04/01/10 (a)(c)(d)	6,960	6,960
Refunding Certificate BAN
Series 2009B
0.43%, 12/01/10	65,865	66,553
Oxnard Financing Auth
Lease RB
Series 2003B
0.32%, 04/01/10 (a)(b)	6,320	6,320
Lease RB (Civic Center Phase 2)
Series 2006
0.32%, 04/01/10 (a)(b)	11,520	11,520
Wastewater RB
Series 2004B
0.32%, 04/01/10 (a)(b)	11,565	11,565
Water Revenue Project Bonds
Series 2006
0.42%, 11/03/10 (b)(c)(d)	20,640	20,640

9

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Palm Springs USD
GO Bonds
Series 2004A
0.29%, 04/01/10 (a)(b)(c)(d)	10,410	10,410
Palomar Pomerado Health
GO Bonds
Series 2007A
0.29%, 04/01/10 (a)(b)(c)(d)	11,580	11,580
0.29%, 04/01/10 (a)(b)(c)(d)	10,900	10,900
Peralta Community College District
GO Bonds
Series 2009C
0.39%, 09/16/10 (b)(c)(d)	8,150	8,150
Petaluma
M/F Housing RB (Oakmont)
Series 1996A
0.40%, 04/01/10 (a)(b)	2,950	2,950
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts)
Series 1998A
0.45%, 04/01/10 (a)(b)	4,959	4,959
Placentia-Yorba Linda USD
GO Bonds
Series 2008B
0.45%, 04/22/10 (b)(c)(d)	24,120	24,120
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
0.28%, 04/01/10 (a)(b)(c)(d)	12,555	12,555
Pleasanton
M/F Housing RB (Busch Sr Housing)
Series 2003A
0.31%, 04/01/10 (a)(b)	13,360	13,360
Port of Oakland
CP
Series D
0.23%, 04/07/10 (b)	45,400	45,400
0.22%, 04/09/10 (b)	11,600	11,600
0.22%, 05/04/10 (b)	10,000	10,000
Rancho Water District Financing Auth
Refunding RB
Series 2008B
0.25%, 04/07/10 (a)(b)	4,500	4,500
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts)
Series 2004A
0.31%, 04/01/10 (a)(b)	10,890	10,890
Riverside
Electric Refunding RB
Series 2008A
0.26%, 04/07/10 (a)(b)	9,515	9,515
Refunding COP (Riverside Renaissance)
Series 2008
0.30%, 04/01/10 (a)(b)	17,100	17,100
Riverside Cnty
CP
Series B
0.25%, 06/10/10 (b)	12,388	12,388
S/F Mortgage RB
Series 1989A
0.61%, 04/01/10 (a)(b)(c)(d)	6,820	6,820
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts)
Series 1989C
0.31%, 04/01/10 (a)(b)	9,000	9,000
Riverside Cnty Transportation Commission
CP Notes (Limited Tax Bonds)
0.22%, 05/04/10 (b)	8,000	8,000
0.27%, 06/04/10 (b)	28,000	28,000
0.27%, 06/08/10 (b)	27,000	27,000
Sales Tax RB (Limited Tax)
Series 2009C
0.29%, 04/01/10 (a)(c)	15,000	15,000
Riverside Community College District
GO Bonds
Series 2007C
0.33%, 04/01/10 (a)(c)(d)	5,940	5,940
Roseville Jt Union High SD
GO Bonds
Series C
0.29%, 04/01/10 (a)(c)(d)	1,300	1,300
Sacramento Cnty
Airport System Sr RB
Series 2008B & Sub & PFC Refunding RB Series 2008E
0.32%, 04/01/10 (a)(b)(c)(d)	20,000	20,000
COP
Series 2007
0.40%, 12/09/10 (b)(c)(d)	21,215	21,215
M/F Housing RB (Ashford Heights Apts)
Series 2006H
0.30%, 04/01/10 (a)(b)	21,255	21,255
Special Facilities Airport RB (Cessna Aircraft)
Series 1998
0.30%, 04/01/10 (a)(b)	8,800	8,800
Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts)
Series 2003E
0.31%, 04/01/10 (a)(b)	14,000	14,000
M/F Housing RB (Hastings Park Apts)
Series 2004G
0.29%, 04/01/10 (a)(b)	16,500	16,500
M/F Housing RB (Logan Park Apts)
Series 2007E
0.31%, 04/01/10 (a)(b)	24,000	24,000
M/F Housing Refunding RB (Chesapeake Commons Apts)
Series 2001C
0.31%, 04/01/10 (a)(b)	33,000	33,000
Sacramento Cnty Sanitation District Financing Auth
RB
Series 2005
0.29%, 04/01/10 (a)(c)(d)	3,325	3,325
Refunding RB
Series 2007B
0.29%, 04/01/10 (a)(c)(d)	62,100	62,100
0.54%, 04/01/10 (a)(c)(d)	3,195	3,195
Sub Lien RB
Series 2000C
0.26%, 04/07/10 (a)(b)	500	500
Sub Lien Refunding RB
Series 2008A
0.28%, 04/01/10 (a)(b)	4,600	4,600

10

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Sacramento Finance Auth
Refunding RB (Master Lease Program)
Series 2006E
0.29%, 04/01/10 (a)(b)(c)(d)	15,520	15,520
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G
0.31%, 04/01/10 (a)(b)	17,200	17,200
M/F Housing RB (Hurley Creek Sr Apts)
Series 2006E
0.31%, 04/01/10 (a)(b)	10,265	10,265
M/F Housing RB (St. Anton Building Apts)
Series 2003I
0.32%, 04/01/10 (a)(b)	8,000	8,000
M/F Housing RB (Valencia Point Apts)
Series 2006I
0.31%, 04/01/10 (a)(b)	5,150	5,150
Sacramento Municipal Utility District
CP
Series J
0.27%, 08/13/10 (b)	50,000	50,000
Electric Refunding RB
Series 2008U
0.31%, 04/01/10 (a)(b)(c)(d)	15,500	15,500
Sacramento Suburban Water District
Refunding Revenue COP
Series 2009A
0.28%, 04/07/10 (a)(b)	6,000	6,000
Sacramento Transportation Auth
Limited Tax Sales Tax RB
Series 2009C
0.30%, 04/01/10 (a)(c)	30,100	30,100
San Bernardino Cnty
TRAN 2009-2010
Series A
0.40%, 06/30/10	29,000	29,114
0.42%, 06/30/10	2,000	2,008
San Diego
TRAN 2009-2010
Series C
0.54%, 04/30/10	9,635	9,646
San Diego Cnty
COP (San Diego Jewish Academy)
0.39%, 04/01/10 (a)(b)	8,825	8,825
San Diego Cnty & SDs Pool Program
TRAN
Series 2009A
0.37%, 06/30/10	14,000	14,056
0.40%, 06/30/10	20,000	20,079
San Diego Cnty Regional Airport Auth
Airport Refunding RB
Series 2005
0.32%, 04/01/10 (a)(b)(c)(d)	1,190	1,190
Sub Revenue CP Notes
Series A&B
0.35%, 04/07/10 (b)	22,254	22,254
0.28%, 05/06/10 (b)	15,000	15,000
0.31%, 06/01/10 (b)	18,500	18,500
0.26%, 06/09/10 (b)	6,525	6,525
San Diego Cnty Regional Transportation Commission
Limited Tax Sub Sales Tax Revenue CP Notes
Series B
0.23%, 04/07/10 (c)	15,575	15,575
San Diego Cnty Water Auth
CP
Series 2006-2
0.25%, 05/25/10 (c)	64,500	64,500
0.27%, 08/13/10 (c)	19,500	19,500
0.29%, 09/15/10 (c)	14,000	14,000
CP
Series 2006-3
0.25%, 04/01/10 (c)	17,725	17,725
0.23%, 04/07/10 (c)	60,000	60,000
Water Revenue COP
Series 2004A
0.29%, 04/01/10 (a)(c)(d)	8,710	8,710
Water Revenue COP
Series 2008A
0.29%, 04/01/10 (a)(c)(d)	23,580	23,580
0.29%, 04/01/10 (a)(c)(d)	5,300	5,300
San Diego Community College District
GO Bonds
Series 2007
0.29%, 04/01/10 (a)(b)(c)(d)	4,000	4,000
San Diego Housing Auth
M/F Housing RB (Bay Vista Apts)
Series 2008A
0.30%, 04/01/10 (a)(b)	4,800	4,800
M/F Housing RB (Hillside Garden Apts)
Series 2004B
0.29%, 04/01/10 (a)(b)	13,595	13,595
M/F Mortgage Refunding RB (Creekside Villa Apts)
Series 1999B
0.31%, 04/01/10 (a)(b)	6,000	6,000
San Diego Public Facilities Financing Auth
Sr Sewer RB
Series 2009A
0.41%, 11/04/10 (b)(c)(d)	20,120	20,120
San Diego USD
TRAN 2009-2010
Series A
0.52%, 07/08/10	18,000	18,071
San Francisco
GO Bonds
Series 2009A
0.45%, 05/19/10 (c)(d)	38,350	38,350
GO Refunding Bonds
Series 2008R1
0.55%, 06/15/10	4,000	4,036
GO Refunding Bonds
Series 2008R3
0.30%, 04/01/10 (a)(c)(d)	3,000	3,000
M/F Housing Refunding RB (City Heights Apts)
Series 1997A
0.29%, 04/07/10 (a)(b)	20,800	20,800
San Francisco Airport Commission
Refunding RB Second
Series 2010A1
0.31%, 04/07/10 (a)(b)	15,000	15,000

11

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Refunding RB Second
Series 2010A2
0.31%, 04/07/10 (a)(b)	14,000	14,000
Refunding RB Second
Series 2010A3
0.30%, 04/07/10 (a)(b)	13,000	13,000
Refunding RB Second
Series 32H
1.14%, 05/01/10	2,000	2,005
Refunding RB Second
Series 34E
0.32%, 04/01/10 (a)(b)(c)(d)	5,115	5,115
Revenue Notes Second
Series 2008A1
0.45%, 05/01/10	2,000	2,008
0.68%, 05/01/10	2,460	2,470
0.78%, 05/01/10	1,230	1,235
0.95%, 05/01/10	2,000	2,008
1.72%, 05/01/10	10,000	10,031
1.75%, 05/01/10	6,625	6,645
Revenue Notes Second
Series 2008A2
1.72%, 05/01/10	13,000	13,050
Sub CP Notes
Series A
0.30%, 05/04/10 (b)	21,650	21,650
0.30%, 05/05/10 (b)	6,775	6,775
0.26%, 05/18/10 (b)	10,430	10,430
0.27%, 05/25/10 (b)	9,000	9,000
0.27%, 05/27/10 (b)	24,500	24,500
San Francisco Bay Area Rapid Transit District
GO Bonds
Series 2007B
0.29%, 04/01/10 (a)(c)(d)	9,900	9,900
0.29%, 04/01/10 (a)(c)(d)	15,780	15,780
Sales Tax Refunding RB
Series 2005A
0.29%, 04/01/10 (a)(c)(d)	13,400	13,400
Sales Tax Refunding RB
Series 2006A
0.29%, 04/01/10 (a)(c)(d)	6,125	6,125
San Francisco Public Utilities Commission
Wastewater CP
0.28%, 05/04/10 (b)	7,500	7,500
San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center)
Series 1992A1
0.28%, 04/07/10 (a)(b)	30,100	30,100
M/F Housing Refunding RB (Fillmore Center)
Series 1992A2
0.30%, 04/07/10 (a)(b)	3,750	3,750
San Joaquin Cnty Public Facilities Financing Corp
COP
Series 2007
0.29%, 04/01/10 (a)(b)(c)(d)	40,980	40,980
San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP
0.27%, 06/09/10 (b)	12,220	12,220
San Jose
Airport RB
Series 2007A
0.32%, 04/01/10 (a)(b)(c)(d)	43,930	43,930
0.32%, 04/01/10 (a)(b)(c)(d)	8,225	8,225
0.32%, 04/01/10 (a)(b)(c)(d)	5,635	5,635
GO Bonds
Series 2008
0.33%, 04/01/10 (a)(c)(d)	5,440	5,440
M/F Housing RB (Almaden Family Apts)
Series 2003D
0.30%, 04/01/10 (a)(b)	4,000	4,000
M/F Housing RB (Almaden Lake Village Apts)
Series 1997A
0.31%, 04/01/10 (a)(b)	25,000	25,000
M/F Housing RB (Pollard Plaza Apts)
Series 2002D
0.35%, 04/01/10 (a)(b)	7,195	7,195
M/F Housing RB (Raintree Apts)
Series 2005A
0.31%, 04/01/10 (a)(b)	10,000	10,000
M/F Housing RB (Siena at Renaissance Square Apts)
Series 1996A
0.29%, 04/01/10 (a)(b)	10,500	10,500
Sub CP Notes
Series A&B
0.24%, 04/06/10 (b)	11,105	11,105
0.27%, 04/07/10 (b)	44,693	44,693
0.28%, 04/07/10 (b)	62,193	62,193
San Luis Obispo Cnty Financing Auth
RB (Nacimiento Water)
Series 2007A
0.29%, 04/01/10 (a)(b)(c)(d)	27,320	27,320
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village)
Series 2002A
0.24%, 04/01/10 (a)(b)	13,390	13,390
San Mateo Cnty Community College District
GO Bonds
Series 2005B
0.43%, 11/04/10 (c)(d)	9,220	9,220
GO Bonds
Series 2005B & 2006A
0.43%, 12/22/10 (b)(c)(d)	14,720	14,720
GO Bonds
Series 2006B
0.29%, 04/01/10 (a)(c)(d)	37,665	37,665
San Mateo Jt Powers Financing Auth
Lease RB (Public Safety)
Series 2007A
0.29%, 04/01/10 (a)(b)	14,750	14,750
San Mateo Union High SD
GO BAN
Series 2010
0.58%, 02/28/11	7,000	7,090
Santa Barbara Cnty
TRAN 2009-2010
Series A
0.33%, 06/30/10	25,000	25,133
Santa Clara Cnty
GO Bonds
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	55,260	55,260
0.65%, 08/01/10	3,000	3,000

12

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
TRAN 2009-2010
0.50%, 06/30/10	25,000	25,092
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities)
Series 2007K
0.40%, 12/09/10 (b)(c)(d)	47,765	47,765
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts)
Series 2005C
0.40%, 04/01/10 (a)(b)	9,720	9,720
Santa Cruz Cnty
TRAN 2009-2010
0.50%, 07/08/10	10,000	10,040
Santa Fe IDA
IDRB (Tri-West)
Series 1983
0.35%, 04/01/10 (a)(b)	4,000	4,000
Santa Rosa
M/F Housing RB (Quail Run Apts)
Series 1997A
0.45%, 04/01/10 (a)(b)	7,190	7,190
Simi Valley USD
GO Bonds
Series 2007C
0.29%, 04/01/10 (a)(b)(c)(d)	8,460	8,460
Sonoma Cnty
TRAN 2009-2010
0.43%, 10/28/10	90,000	90,551
Sonoma Cnty Jr College District
GO Bonds
Series B
0.29%, 04/01/10 (a)(b)(c)(d)	28,030	28,030
Southern California Metropolitan Water District
Water RB
Series 2005A & Refunding RB Series 2006B
0.29%, 04/01/10 (a)(c)(d)	2,500	2,500
Water RB
Series 2005C
0.29%, 04/01/10 (a)(c)(d)	8,970	8,970
0.29%, 04/01/10 (a)(c)(d)	12,235	12,235
0.29%, 04/01/10 (a)(c)(d)	9,430	9,430
Water RB
Series 2006A
0.29%, 04/01/10 (a)(c)(d)	5,235	5,235
0.29%, 04/01/10 (a)(c)(d)	59,150	59,150
0.30%, 04/01/10 (a)(c)(d)	13,050	13,050
Water Refunding RB
Series 2009A1
0.34%, 04/01/10 (a)(e)	50,000	50,000
Water Refunding RB
Series 2009A2
0.29%, 01/13/11 (a)(e)	40,180	40,180
Water Refunding RB
Series 2009C
0.27%, 04/01/10 (a)(c)(d)	1,670	1,670
Southern California Public Power Auth
Revenue Notes (Canyon Power)
Series 2009A
0.41%, 08/03/10	30,000	30,162
Sub Refunding RB (Southern Transmission)
Series 2001A
0.36%, 04/07/10 (a)(b)(c)	6,900	6,900
Stockton Public Finance Auth
Lease RB (Building Acquisition Financing)
Series 2007A
0.50%, 04/01/10 (a)(b)(c)	31,365	31,365
Sweetwater Union High SD
GO Bonds
Series 2008A
0.29%, 04/01/10 (a)(b)(c)(d)	3,000	3,000
Univ of California
CP Notes
Series A
0.25%, 04/01/10	5,000	5,000
General RB
Series 2005C
0.33%, 04/01/10 (a)(c)(d)	7,500	7,500
General RB
Series 2005F
0.31%, 04/01/10 (a)(c)(d)	1,550	1,550
General RB
Series 2007J
0.29%, 04/01/10 (a)(c)(d)	6,505	6,505
0.45%, 04/28/10 (c)(d)	11,635	11,635
General RB
Series 2008L
0.27%, 04/01/10 (a)(c)(d)	4,020	4,020
General RB
Series 2009O
0.27%, 04/01/10 (a)(c)(d)	5,165	5,165
0.27%, 04/01/10 (a)(c)(d)	4,500	4,500
0.29%, 04/01/10 (a)(c)(d)	10,000	10,000
Limited Project RB
Series 2005B
0.29%, 04/01/10 (a)(c)(d)	6,470	6,470
0.29%, 04/01/10 (a)(c)(d)	49,500	49,500
Limited Project RB
Series 2007D
0.29%, 04/01/10 (a)(c)(d)	40,095	40,095
Medical Center Pooled RB
Series 2007B1
0.30%, 04/01/10 (a)(c)	5,600	5,600
Medical Center Pooled RB
Series 2007C2
0.50%, 09/01/10 (c)(d)	20,615	20,615
Upland USD
GO Bonds
Series A
0.29%, 04/01/10 (a)(b)(c)(d)	9,000	9,000
West Hills Community College District
COP (2008 Refunding)
0.32%, 04/07/10 (a)(b)	10,000	10,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living)
Series 2000A
1.15%, 04/01/10 (a)(b)	6,620	6,620

13

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Sub Tax Allocation Bonds ( Police Facility)
Series 2009
0.29%, 04/01/10 (a)(b)(c)(d)	10,500	10,500
Whittier Union High SD
GO Bonds
Series 2009A
0.45%, 04/08/10 (a)(b)(c)(d)	9,885	9,885
William S. Hart Union High SD
GO Bonds
Series A
0.35%, 08/19/10 (b)(c)(d)	19,755	19,755
GO Bonds
Series B
0.29%, 04/01/10 (a)(b)(c)(d)	4,865	4,865
Yosemite Community College District
GO Bonds
Series 2008C
0.29%, 04/01/10 (a)(b)(c)(d)	10,665	10,665

		7,230,052

Puerto Rico 0.1%

Puerto Rico
Public Improvement Refunding GO Bonds
Series 2007A2
0.25%, 04/01/10 (a)(b)(c)	735	735
Puerto Rico Aquaduct & Sewer Auth
RB
Series A
0.33%, 04/01/10 (a)(b)(c)(d)	3,500	3,500
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub
Series 2010A
0.31%, 04/01/10 (a)(b)(c)(d)	7,500	7,500

		11,735

Total Municipal Securities (Cost $7,241,787)		7,241,787

Other Investments 0.5% of net assets

Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares
Series 1
0.44%, 04/01/10 (a)(b)	20,000	20,000
Nuveen Insured California Tax-Free Advantage Municipal Fund
Variable Rate Demand Preferred Shares
Series 1
0.36%, 04/01/10 (a)(b)(d)	17,700	17,700

Total Other Investments (Cost $37,700)		37,700

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10, the tax basis cost of the fund’s investments was $7,279,487.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,637,215 or 35.9% of net assets.

(e)	Illiquid security. At the period end, the value of these amounted to $170,180 or 2.3% of net assets.

BAN	– Bond anticipation note

COP	– Certificate of participation

CP	– Commercial paper

GO	– General obligation

HFA	– Housing finance agency/authority

IDA	– Industrial development agency/authority

IDRB	– Industrial development revenue bond

M/F	– Multi-family

RB	– Revenue bond

SD	– School district

S/F	– Single-family

TRAN	– Tax and revenue anticipation note

USD	– Unified school district

14

Schwab California Municipal Money Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.
REG47704MAR10 — 00

15

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money Fund™
Portfolio Holdings As of March 31, 2010, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.4%	Municipal Securities	337,441	337,441

99.4%	Total Investments	337,441	337,441
0.6%	Other Assets and Liabilities, Net		1,902

100.0%	Net Assets		339,343

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Municipal Securities 99.4% of net assets

California 99.4%

Alameda Corridor Transportation Auth
Sr Lien RB
Series 1999A
0.29%, 04/01/10 (a)(b)(c)(d)	351	351
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2006 & 2008F1
0.29%, 04/01/10 (a)(c)(d)	525	525
San Francisco Bay Area Toll Bridge RB
Series 2006F
0.75%, 04/01/10	250	250
0.80%, 04/01/10	175	175
0.85%, 04/01/10	380	380
1.00%, 04/01/10	3,700	3,700
San Francisco Bay Area Toll Bridge RB
Series 2007F & 2008F1
0.29%, 04/01/10 (a)(c)(d)	5,410	5,410
San Francisco Bay Area Toll Bridge RB
Series 2009F1
0.28%, 04/01/10 (a)(c)(d)	1,335	1,335
0.29%, 04/01/10 (a)(c)(d)	2,000	2,000
Calaveras Cnty
TRAN 2009-2010
1.11%, 07/14/10	2,000	2,005
California
GO Bonds
Series 2000
0.52%, 05/01/10 (b)	2,530	2,566
GO CP Notes
0.30%, 04/01/10 (b)	1,500	1,500
0.37%, 04/14/10 (b)	1,000	1,000
GO Refunding Bonds
Series 2007
0.29%, 04/01/10 (a)(b)(c)(d)	1,246	1,246
California Dept of Water Resources
Power Supply RB
Series 2002A
0.44%, 05/01/10	500	502
0.50%, 05/01/10	7,770	7,802
0.60%, 05/01/10	450	452
0.73%, 05/01/10	110	110
Power Supply RB
Series 2002C10
0.30%, 04/01/10 (a)(b)	3,400	3,400
California Educational Facilities Auth
RB (Univ of Southern California)
Series 2007A
0.29%, 04/01/10 (a)(c)(d)	1,300	1,300
RB (Univ of Southern California)
Series 2009A
0.30%, 04/01/10 (a)(c)(d)	2,220	2,220
California Health Facilities Financing Auth
Health Facility RB (Providence Health & Services)
Series 1996
0.52%, 10/01/10	1,000	1,027
0.55%, 10/01/10	2,260	2,321
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program)
Series 2008
0.40%, 04/01/10 (a)(b)	3,530	3,530
RB (Bay Area Toll Bridges Seismic Retrofit)
Series 2003A
0.47%, 04/01/10 (a)(b)(c)(d)	7,165	7,165
RB (Casa Loma College)
Series 2009
0.45%, 04/01/10 (a)(b)	2,000	2,000
California Public Works Board
Lease RB (Univ of California)
Series 2009E
0.29%, 04/01/10 (a)(c)(d)	4,290	4,290
California School Cash Reserve Program Auth
Sub Bonds
Series 2009-2010A
0.53%, 07/01/10 (b)	2,000	2,010
California Statewide Communities Development Auth
M/F Housing Refunding RB (Irvine Apt Communities)
Series 2008C2 & 2008C3
0.39%, 04/01/10 (a)(b)(c)(d)	2,000	2,000
RB (Center for Early Education)
Series 2001
0.61%, 04/01/10 (a)(b)	3,000	3,000
RB (Kaiser Permanente)
Series 2004E
2.10%, 04/01/10	2,200	2,200
2.40%, 04/01/10	500	500
RB (Kaiser Permanente)
Series 2008B
0.35%, 04/06/10	10,000	10,000
0.35%, 09/15/10	6,000	6,000
RB (Redlands Community Hospital)
Series 2005B
0.30%, 04/01/10 (a)(b)	5,500	5,500

1

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
RB (St. Joseph Health System)
Series 2007F
1.00%, 07/01/10	3,850	3,879
RB (St. Mary & All Angels School)
Series 2006
0.45%, 04/01/10 (a)(b)	7,770	7,770
TRAN Program Note Participations (Riverside Cnty)
Series 2009A4
0.85%, 06/30/10	3,000	3,008
California Transit Finance Auth
Bonds (California Finance Program)
Series 1997
0.31%, 04/07/10 (a)(b)(c)	6,850	6,850
Chaffey Community College District
GO Bonds
Series 2005B
0.33%, 04/01/10 (a)(c)(d)	6,600	6,600
Coast Community College District
GO Bonds
Series 2006C
0.29%, 04/01/10 (a)(c)(d)	2,000	2,000
Contra Costa Water District
CP Notes
Series A
0.25%, 06/08/10 (c)	8,300	8,300
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.32%, 04/07/10 (a)(b)	1,430	1,430
East Bay Municipal Utility District
Extendible CP (Wastewater Series) Notes
0.40%, 04/01/10	3,600	3,600
0.29%, 06/08/10	2,000	2,000
Water System Sub RB
Series 2005A
0.29%, 04/01/10 (a)(c)(d)	1,100	1,100
0.28%, 04/01/10 (a)(c)(d)	3,980	3,980
Water System Sub Refunding RB
Series 2008A1
0.28%, 04/07/10 (a)(c)	1,000	1,000
Water System Sub Refunding RB
Series 2008A3
0.28%, 04/07/10 (a)(c)	750	750
Water System Sub Refunding RB
Series 2009A1
0.29%, 12/01/10 (a)(e)	5,000	5,000
Water System Sub Refunding RB
Series 2009A2
0.29%, 03/01/11 (a)(e)	4,030	4,030
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2003B
0.54%, 06/01/10 (b)	1,055	1,063
0.72%, 06/01/10 (b)	1,000	1,008
Grossmont Union High SD
GO Bonds
Series 2006
0.29%, 04/01/10 (a)(c)(d)	1,133	1,133
GO Bonds
Series 2008
0.31%, 04/01/10 (a)(c)(d)	2,805	2,805
Hayward
M/F Housing RB (Shorewood Apts)
Series 1984A
0.30%, 04/01/10 (a)(b)	1,180	1,180
Loma Linda
RB (Loma Linda Univ Medical Center)
Series 2007B1
0.30%, 04/01/10 (a)(b)	4,000	4,000
Long Beach
RB (Memorial Health Services)
Series 1991
0.32%, 04/07/10 (a)	400	400
Sub Airport Revenue CP Notes
Series A&B
0.30%, 06/03/10 (b)	1,000	1,000
Los Angeles
GO Bonds
Series 2000A
0.42%, 09/01/10	1,000	1,019
GO Bonds
Series 2009A
0.48%, 09/01/10	500	502
Wastewater System Refunding RB
Series 2003A
0.29%, 04/01/10 (a)(c)(d)	1,000	1,000
Wastewater System Sub Refunding RB
Series 2003B
0.40%, 06/01/10	1,000	1,008
Los Angeles Cnty
TRAN 2009-2010
Series A
0.37%, 06/30/10	1,680	1,689
0.50%, 06/30/10	800	804
0.80%, 06/30/10	2,000	2,008
Los Angeles Cnty Metropolitan Transportation Auth
Second Sub Sales Tax Revenue CP
Series A
0.35%, 04/08/10 (b)	5,400	5,400
Los Angeles Community College District
GO Bonds
Series 2008F1
0.29%, 04/01/10 (a)(c)(d)	1,000	1,000
GO Bonds
Series 2009A
0.29%, 04/01/10 (a)(c)(d)	2,900	2,900
Los Angeles Dept of Water & Power
Power System RB
Series 2005A2
0.29%, 04/01/10 (a)(c)(d)	1,400	1,400
Power System Revenue CP Notes
0.24%, 06/07/10 (c)	7,000	7,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
0.30%, 06/15/10 (b)	1,000	1,000
0.33%, 08/26/10 (b)	10,063	10,063
Los Angeles USD
GO Bonds
Series 2007H
0.29%, 04/01/10 (a)(c)(d)	4,995	4,995

2

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
GO Bonds
Series 2009D&2009I
0.29%, 04/01/10 (a)(c)(d)	4,000	4,000
Refunding COP
Series 2008A
0.26%, 04/07/10 (a)(b)	1,800	1,800
Refunding COP
Series 2008B
0.26%, 04/07/10 (a)(b)	385	385
TRAN 2009-2010
Series A
0.62%, 08/12/10	2,000	2,010
Murrieta Valley USD
COP 2009
0.86%, 05/03/10 (b)	3,000	3,003
Newport-Mesa USD
GO Bonds
Series 2007
0.29%, 04/01/10 (a)(c)(d)	2,745	2,745
Orange Cnty
Airport RB
Series 2009B
0.45%, 07/01/10	1,580	1,590
1.10%, 07/01/10	1,000	1,005
Airport Refunding RB
Series 2003
0.44%, 07/01/10	1,000	1,011
TRAN 2009-2010
Series A
0.30%, 06/30/10	2,000	2,008
Orange Cnty Housing Auth
Apt Development RB (Lantern Pines)
Series 1985CC
0.28%, 04/07/10 (a)(b)	1,400	1,400
Orange Cnty Sanitation District
COP
Series 2007B
0.29%, 04/01/10 (a)(c)(d)	3,980	3,980
Oxnard Financing Auth
Water Revenue Project Bonds
Series 2006
0.42%, 11/03/10 (b)(c)(d)	2,990	2,990
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
0.28%, 04/01/10 (a)(b)(c)(d)	3,000	3,000
Richmond
Wastewater Refunding RB
Series 2008A
0.28%, 04/01/10 (a)(b)	2,000	2,000
Riverside
Electric RB
Series 2008D
0.34%, 04/01/10 (a)(c)(d)	2,110	2,110
Riverside Cnty
COP Type One
Series B
0.27%, 04/07/10 (a)(b)	710	710
Riverside Cnty Transportation Commission
CP Notes (Limited Tax Bonds)
0.22%, 05/04/10 (b)	2,000	2,000
Roseville Jt Union High SD
GO Bonds
Series C
0.29%, 04/01/10 (a)(c)(d)	1,270	1,270
Sacramento Cnty Sanitation District Financing Auth
Refunding RB
Series 2007B
0.29%, 04/01/10 (a)(c)(d)	600	600
0.54%, 04/01/10 (a)(c)(d)	1,500	1,500
San Bernardino Cnty
TRAN 2009-2010
Series A
0.40%, 06/30/10	1,000	1,004
0.42%, 06/30/10	3,000	3,012
San Diego Cnty Regional Airport Auth
Sub Revenue CP Notes
Series A&B
0.36%, 05/06/10 (b)	1,000	1,000
San Diego Cnty Water Auth
CP
Series 2006-3
0.25%, 04/01/10 (c)	5,025	5,025
Water Revenue COP
Series 2008A
0.29%, 04/01/10 (a)(c)(d)	1,540	1,540
San Diego Community College District
GO Bonds
Series 2005
0.29%, 04/01/10 (a)(b)(c)(d)	3,330	3,330
San Francisco
GO Bonds
Series 2009A
0.45%, 05/19/10 (c)(d)	530	530
GO Refunding Bonds
Series 2008R1
0.55%, 06/15/10	1,700	1,715
San Francisco Public Utilities Commission
Wastewater CP
0.25%, 05/04/10 (b)	2,000	2,000
0.28%, 05/04/10 (b)	3,500	3,500
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB
Series 2009A
0.58%, 07/15/10	1,000	1,007
San Mateo Jt Powers Financing Auth
Lease RB (Public Safety)
Series 2007A
0.29%, 04/01/10 (a)(b)	2,650	2,650
San Mateo Union High SD
GO BAN
Series 2010
0.58%, 02/28/11	3,000	3,039
GO Bonds
Series 2010A
0.30%, 09/01/10	1,195	1,219

3

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Santa Clara Cnty
GO Bonds
Series 2009A
0.65%, 08/01/10	3,000	3,000
Simi Valley USD
GO Bonds
Series 2007C
0.29%, 04/01/10 (a)(b)(c)(d)	3,440	3,440
Southern California Metropolitan Water District
Water Refunding RB
Series 2009A1
0.34%, 03/07/11 (a)(e)	5,000	5,000
Water Refunding RB
Series 2009A2
0.29%, 01/13/11 (a)(e)	5,000	5,000
Water Refunding RB
Series 2009B
0.27%, 04/01/10 (a)(c)(d)	3,500	3,500
Southern California Public Power Auth
Revenue Notes (Canyon Power)
Series 2009A
0.37%, 08/03/10	1,000	1,006
Sub Refunding RB (Transmission Project)
Series 1991
0.29%, 04/07/10 (a)(b)	8,300	8,300
Sunnyvale
Refunding COP (Government Center Site Acquisition)
Series 2009A
0.32%, 04/01/10 (a)(b)	5,675	5,675
Univ of California
General RB
Series 2007J
0.29%, 04/01/10 (a)(c)(d)	3,045	3,045
0.45%, 04/28/10 (c)(d)	7,665	7,665
Ventura Cnty
TRAN 2009-2010
0.37%, 07/01/10	2,000	2,011
West Contra Costa USD
GO Bonds
Series C
0.29%, 04/01/10 (a)(b)(c)(d)	1,500	1,500
West Hills Community College District
COP (2008 Refunding)
0.32%, 04/07/10 (a)(b)	4,325	4,325
William S. Hart Union High SD
GO Bonds
Series A
0.35%, 08/19/10 (b)(c)(d)	4,385	4,385
GO Bonds
Series B
0.29%, 04/01/10 (a)(b)(c)(d)	2,455	2,455

Total Municipal Securities (Cost $337,441)		337,441

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/10, the tax basis cost of the fund’s investments was $337,441.

(a)	Variable-rate security.

(b)	Credit-enhanced security.

(c)	Liquidity-enhanced security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $110,340 or 32.5% of net assets.

(e)	Illiquid security. At the period end, the value of these amounted to $19,030 or 5.6% of net assets.
BAN – Bond anticipation note
COP – Certificate of participation
CP – Commercial paper
GO – General obligation
M/F – Multi-family
RB – Revenue bond
SD – School district
TRAN – Tax and revenue anticipation note
USD – Unified school district
Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements

4

Schwab California AMT Tax-Free Money Fund
Portfolio Holdings (Unaudited) continued
in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3—significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.
REG47705MAR10 — 00

5

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund

Portfolio Holdings as of March 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

72.8%		Fixed-Rate Obligations	640,175	640,175
14.9%		Variable-Rate Obligations	131,115	131,115
13.7%		Other Investments	120,700	120,700

101.4%		Total Investments	891,990	891,990
(1	.4)%	Other Assets and Liabilities, Net		(12,041)

100.0%		Net Assets		879,949

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 72.8% of net assets

Bank Notes 5.4%
Bank of America, N.A.
0.34%, 04/09/10	5,000	5,000
0.33%, 06/04/10	3,000	3,000
0.24%, 06/11/10	5,000	5,000
0.24%, 06/14/10	20,000	20,000
0.28%, 07/14/10	5,000	5,000
Chase Bank (USA), N.A.
0.19%, 05/12/10	10,000	10,000

		48,000

Certificates of Deposit 33.1%
Banco Bilbao Vizcaya Argentaria S.A.
0.24%, 04/06/10	2,000	2,000
0.22%, 04/12/10	1,000	1,000
0.27%, 04/12/10	9,000	9,000
Bank of Nova Scotia
0.19%, 05/03/10	6,000	6,000
0.19%, 05/18/10	7,000	7,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.21%, 04/26/10	10,000	10,000
0.22%, 05/10/10	1,000	1,000
0.82%, 05/12/10	4,000	4,000
0.32%, 08/23/10	4,000	4,000
0.80%, 10/22/10	1,000	1,000
Barclays Bank PLC
1.25%, 10/21/10	2,000	2,000
0.87%, 12/10/10	5,000	5,000
BNP Paribas
0.16%, 04/07/10	1,000	1,000
0.31%, 04/07/10	10,000	10,000
0.19%, 04/09/10	4,000	4,000
0.24%, 05/17/10	4,000	4,000
0.24%, 06/09/10	13,000	13,000
0.22%, 06/10/10	1,000	1,000
0.24%, 06/11/10	9,000	9,000
Citibank, N.A.
0.24%, 05/19/10	6,000	6,000
0.24%, 05/20/10	12,000	12,000
0.24%, 05/24/10	1,000	1,000
Commerzbank AG
0.25%, 04/23/10	2,000	2,000
Credit Agricole Corporate & Investment Bank
0.23%, 05/03/10	2,000	2,000
Credit Agricole S.A.
0.34%, 04/01/10	4,000	4,000
0.30%, 04/08/10	1,000	1,000
0.18%, 04/09/10	2,000	2,000
0.30%, 04/14/10	6,000	6,000
0.42%, 09/08/10	2,000	2,000
Credit Suisse
0.65%, 10/25/10	1,000	1,000
Deutsche Bank AG
0.19%, 04/08/10	12,000	12,000
0.18%, 05/05/10	12,000	12,000
DnB NOR Bank ASA
0.18%, 04/30/10	9,000	9,000
HSBC Bank PLC
0.30%, 04/08/10	2,000	2,000
ING Bank N.V.
0.35%, 04/01/10	3,000	3,000
0.29%, 04/07/10	1,000	1,000
Intesa Sanpaolo
0.20%, 04/06/10	8,000	8,000
0.20%, 04/07/10	5,000	5,000
0.32%, 04/09/10	2,000	2,000
0.18%, 04/15/10	1,000	1,000
Landesbank Hessen-Thuringen Girozentrale
0.30%, 05/07/10	1,000	1,000
Lloyds TSB Bank PLC
0.20%, 04/01/10	5,000	5,000
0.35%, 09/01/10	1,000	1,000
0.62%, 10/12/10	5,000	5,000
1.20%, 11/02/10	3,000	3,000
Mizuho Corporate Bank Ltd.
0.23%, 06/08/10	2,000	2,000
0.24%, 06/10/10	6,000	6,000
National Australia Bank Ltd.
0.20%, 04/09/10	10,000	10,000
Nordea Bank Finland PLC
0.16%, 04/06/10	6,000	6,000
Rabobank Nederland
0.55%, 09/08/10	2,000	2,000
0.52%, 09/14/10	13,000	13,000
0.52%, 09/15/10	1,000	1,000
0.56%, 10/01/10	4,000	4,000

 1

 Schwab Retirement Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Royal Bank of Scotland PLC
0.70%, 04/20/10	2,000	2,000
0.75%, 04/22/10	1,000	1,000
0.98%, 08/11/10	5,000	5,000
1.37%, 10/21/10	3,000	3,000
0.62%, 12/13/10	4,000	4,000
Societe Generale
0.23%, 06/04/10	2,000	2,000
0.51%, 06/16/10	1,000	1,000
Sumitomo Mitsui Banking Corp.
0.23%, 05/27/10	2,000	2,000
Sumitomo Trust & Banking Co.
0.62%, 06/16/10	3,000	3,000
0.52%, 08/10/10	2,000	2,000
Svenska Handelsbanken AB
0.19%, 04/23/10	3,000	3,000
0.19%, 04/29/10	1,000	1,000
0.20%, 05/17/10	5,000	5,000
Toronto Dominion Bank
0.50%, 06/15/10	5,000	5,000
UBS AG
1.28%, 10/25/10	1,000	1,000
UniCredit Bank AG
0.30%, 05/07/10	1,000	1,000
UniCredit S.p.A.
0.37%, 05/10/10	3,000	3,000

		291,000

Commercial Paper & Other Corporate Obligations 25.8%
Alpine Securitization Corp.
0.17%, 04/06/10 (a)(b)(c)	4,000	4,000
Atlantis One Funding Corp.
0.22%, 07/02/10 (a)(b)(c)	1,000	999
Bank of America Corp.
0.34%, 04/06/10	3,000	3,000
BNZ International Funding Ltd.
0.20%, 05/18/10 (a)	1,000	1,000
CAFCO, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	2,000	2,000
0.31%, 07/12/10 (a)(b)(c)	2,000	1,998
Cancara Asset Securitization, L.L.C.
0.23%, 04/21/10 (a)(b)(c)	10,000	9,999
0.35%, 05/19/10 (a)(b)(c)	2,000	1,999
Chariot Funding, L.L.C.
0.20%, 04/01/10 (a)(b)(c)	1,000	1,000
0.20%, 04/27/10 (a)(b)(c)	8,000	7,999
Ciesco, L.L.C.
0.28%, 07/07/10 (a)(b)(c)	4,000	3,997
Commonwealth Bank of Australia
0.20%, 06/07/10	2,000	1,999
CRC Funding, L.L.C.
0.37%, 04/05/10 (a)(b)(c)	10,000	10,000
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.23%, 05/05/10 (b)(c)	5,000	4,999
0.22%, 05/06/10 (b)(c)	1,000	1,000
0.21%, 05/07/10 (b)(c)	4,000	3,999
0.23%, 05/07/10 (b)(c)	3,000	2,999
Danske Corp. (Danish Government Guarantee)
0.20%, 04/06/10 (a)(c)	1,000	1,000
0.21%, 04/07/10 (a)(c)	8,000	8,000
Falcon Asset Securitization Corp.
0.20%, 05/26/10 (a)(b)(c)	6,000	5,998
Grampian Funding, L.L.C.
0.30%, 04/09/10 (a)(b)(c)	1,000	1,000
0.26%, 05/06/10 (a)(b)(c)	5,000	4,999
Intesa Funding L.L.C.
0.17%, 04/05/10 (a)	3,000	3,000
JPMorgan Chase & Co.
0.01%, 04/01/10	10,000	10,000
Jupiter Securitization Corp.
0.17%, 04/05/10 (a)(b)(c)	1,000	1,000
0.16%, 04/06/10 (a)(b)(c)	8,000	8,000
Kitty Hawk Funding Corp.
0.18%, 04/09/10 (a)(b)(c)	1,000	1,000
Manhattan Asset Funding Capital Co., L.L.C.
0.24%, 05/20/10 (a)(b)(c)	2,000	1,999
Market Street Funding Corp.
0.20%, 04/06/10 (a)(b)(c)	1,000	1,000
0.21%, 04/06/10 (a)(b)(c)	2,000	2,000
0.20%, 05/13/10 (a)(b)(c)	1,000	1,000
Nationwide Building Society
0.35%, 08/18/10	4,000	3,995
Old Line Funding, L.L.C.
0.20%, 04/12/10 (a)(b)(c)	1,983	1,983
Park Avenue Receivables Co., L.L.C.
0.17%, 04/05/10 (a)(b)(c)	5,000	5,000
0.20%, 04/12/10 (a)(b)(c)	3,000	3,000
Republic of Ireland
0.33%, 05/06/10	5,000	4,998
0.33%, 05/25/10	4,000	3,998
Royal Park Investment Funding Corp. (Belgium Government Guarantee)
0.23%, 04/08/10 (a)(b)(c)	6,000	6,000
Santander Central Hispano Finance (Delaware), Inc.
0.65%, 06/03/10 (a)	3,000	2,996
0.41%, 09/03/10 (a)	6,000	5,989
Societe Generale North America, Inc.
0.24%, 04/19/10 (a)	7,000	6,999
Solitaire Funding, L.L.C.
0.23%, 04/19/10 (a)(b)(c)	1,000	1,000
0.24%, 05/04/10 (a)(b)(c)	4,000	3,999
0.25%, 05/20/10 (a)(b)(c)	2,050	2,049
0.25%, 06/01/10 (a)(b)(c)	1,000	999
Starbird Funding Corp.
0.20%, 04/22/10 (a)(b)(c)	3,000	3,000
State Street Corp.
0.25%, 07/07/10	4,000	3,997
Straight A Funding, L.L.C.
0.17%, 04/05/10 (a)(b)(c)(f)	7,000	7,000
0.17%, 04/06/10 (a)(b)(c)(f)	16,000	16,000
0.17%, 04/07/10 (a)(b)(c)(f)	3,000	3,000
0.17%, 04/08/10 (a)(b)(c)(f)	6,000	6,000
0.17%, 04/19/10 (a)(b)(c)(f)	3,214	3,214
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/02/10 (a)(c)	4,000	3,994
Tulip Funding Corp.
0.22%, 04/15/10 (a)(b)(c)	2,000	2,000
UniCredit Delaware, Inc.
0.33%, 07/02/10 (a)(c)	5,000	4,996
Windmill Funding Corp.
0.20%, 04/15/10 (a)(b)(c)	7,000	6,999

2

 Schwab Retirement Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.28%, 07/16/10 (a)(b)(c)	1,000	999

		227,187

Fixed-Rate Coupon Notes 5.9%
Federal Home Loan Bank
0.49%, 04/13/10	8,000	8,001
0.55%, 06/03/10	10,000	10,000
0.58%, 08/05/10	5,000	4,999
0.53%, 10/19/10	8,000	7,999
0.54%, 10/20/10	16,000	15,997
0.51%, 10/25/10	5,000	4,999

		51,995

Fixed-Rate Discount Note 0.6%
Freddie Mac
0.50%, 07/06/10	5,000	4,993

Promissory Note 0.6%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (c)(d)	2,000	2,000
0.95%, 11/04/10 (c)(d)	3,000	3,000

		5,000

Time Deposit 1.4%
Australia & New Zealand Banking Group
0.12%, 04/01/10	12,000	12,000

Total Fixed-Rate Obligations (Cost $640,175)		640,175

Variable-Rate Obligations 14.9% of net assets

Barclays Bank PLC
0.61%, 04/13/10	10,000	10,000
Citigroup Funding, Inc.
1.30%, 05/07/10 (a)	5,000	5,003
City of Palm Springs, California
0.55%, 04/01/10 (a)	8,000	8,000
Commonwealth Bank of Australia
0.28%, 04/12/10 (c)	13,000	13,000
Fannie Mae
0.14%, 04/13/10	25,000	24,995
Freddie Mac
0.05%, 04/12/10	15,000	15,000
0.15%, 04/14/10	15,000	15,003
JPMorgan Chase Bank, N.A.
0.24%, 04/21/10	10,000	10,000
New York City IDA
0.80%, 04/01/10 (a)	115	115
Rabobank Nederland
0.35%, 04/26/10	15,000	15,000
Societe Generale
0.30%, 04/26/10	5,000	5,000
Toronto Dominion Bank
0.23%, 04/09/10	5,000	5,000
Westpac Banking Corp.
0.27%, 04/15/10	5,000	4,999

Total Variable-Rate Obligations (Cost $131,115)		131,115

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 13.7% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(e)	43	43

Repurchase Agreements 13.7%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $36,371
0.03%, issued 03/31/10, due 04/01/10	35,657	35,657
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $88,400.
0.03%, issued 03/31/10, due 04/01/10	85,000	85,000

Total Other Investments (Cost $120,700)		120,700

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10, the tax basis cost of the fund’s investments was $891,990.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $193,259 or 22.0% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $5,043 or 0.6% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversificiation requirements of Rule 2a-7(c)(4)(i).

IDA —	Industrial development agency/authority

 3

 Schwab Retirement Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47699MAR10 - 00

4

The Charles Schwab Family of Funds
Schwab Investor Money Fund

Portfolio Holdings as of March 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

73.7%		Fixed-Rate Obligations	1,257,843	1,257,843
14.8%		Variable-Rate Obligations	252,990	252,990
11.6%		Other Investments	197,939	197,939

100.1%		Total Investments	1,708,772	1,708,772
(0	.1)%	Other Assets and Liabilities, Net		(2,322)

100.0%		Net Assets		1,706,450

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 73.7% of net assets

Bank Notes 5.2%
Bank of America, N.A.
0.34%, 04/09/10	9,000	9,000
0.33%, 06/04/10	10,000	10,000
0.24%, 06/11/10	19,000	19,000
0.24%, 06/14/10	20,000	20,000
0.25%, 06/23/10	10,000	10,000
Chase Bank (USA), N.A.
0.19%, 05/12/10	15,000	15,000
0.19%, 05/14/10	6,000	6,000

		89,000

Certificates of Deposit 33.9%
Banco Bilbao Vizcaya Argentaria S.A.
0.27%, 04/12/10	10,000	10,000
0.24%, 06/01/10	10,000	10,000
0.24%, 06/02/10	1,000	1,000
Bank of Nova Scotia
0.17%, 04/06/10	20,000	20,000
0.19%, 05/18/10	4,000	4,000
Bank of the West
0.40%, 06/07/10	1,000	1,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.21%, 04/26/10	12,000	12,000
0.80%, 10/22/10	6,000	6,000
Barclays Bank PLC
1.25%, 10/21/10	4,000	4,000
0.87%, 12/10/10	5,000	5,000
BNP Paribas
0.31%, 04/06/10	1,000	1,000
0.16%, 04/07/10	1,000	1,000
0.31%, 04/07/10	7,000	7,000
0.32%, 04/14/10	1,000	1,000
0.22%, 04/20/10	4,000	4,000
0.24%, 05/17/10	8,000	8,000
0.23%, 05/24/10	16,000	16,000
0.24%, 06/09/10	12,000	12,000
0.24%, 06/11/10	24,000	24,000
Citibank, N.A.
0.20%, 04/27/10	1,000	1,000
0.20%, 05/03/10	6,000	6,000
0.24%, 05/19/10	6,000	6,000
0.24%, 05/20/10	10,000	10,000
Commerzbank AG
0.25%, 04/23/10	6,000	6,000
Commonwealth Bank of Australia
0.20%, 06/07/10	10,000	10,000
Credit Agricole Corporate & Investment Bank
0.23%, 05/03/10	3,000	3,000
Credit Agricole S.A.
0.34%, 04/01/10	3,000	3,000
0.30%, 04/08/10	6,000	6,000
0.18%, 04/09/10	3,000	3,000
0.30%, 04/14/10	5,000	5,000
0.42%, 09/08/10	8,000	8,000
0.41%, 09/15/10	5,000	5,000
Credit Suisse
0.65%, 10/25/10	6,000	6,000
Deutsche Bank AG
0.19%, 04/08/10	18,000	18,000
DnB NOR Bank ASA
0.30%, 06/30/10	3,000	3,000
0.30%, 08/09/10	1,000	1,000
HSBC Bank PLC
0.30%, 08/16/10	6,000	6,000
0.32%, 08/31/10	4,000	4,000
ING Bank N.V.
0.35%, 04/01/10	2,000	2,000
0.29%, 04/07/10	7,000	7,000
Intesa Sanpaolo
0.20%, 04/06/10	11,000	11,000
0.20%, 04/07/10	20,000	20,000
0.18%, 04/15/10	5,000	5,000
Landesbank Hessen-Thuringen Girozentrale
0.30%, 05/07/10	6,000	6,000
Lloyds TSB Bank PLC
0.20%, 04/06/10	9,000	9,000
0.62%, 10/12/10	15,000	15,000
1.20%, 11/02/10	6,000	6,000
Mitsubishi UFJ Trust & Banking Corp.
0.55%, 06/01/10	7,000	7,000
Mizuho Corporate Bank Ltd.
0.23%, 06/08/10	7,000	7,000
0.24%, 06/10/10	1,000	1,000
0.24%, 06/11/10	9,000	9,000

 1

 Schwab Investor Money Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
National Australia Bank Ltd.
0.20%, 04/09/10	22,000	22,000
Nordea Bank Finland PLC
0.16%, 04/06/10	12,000	12,000
Rabobank Nederland
1.11%, 05/03/10	4,000	4,000
0.52%, 09/14/10	3,000	3,000
0.56%, 10/01/10	17,000	17,000
Royal Bank of Scotland PLC
0.70%, 04/20/10	5,000	5,000
0.75%, 04/22/10	1,000	1,000
0.94%, 08/27/10	2,000	2,000
1.37%, 10/21/10	6,000	6,000
0.62%, 12/13/10	6,000	6,000
Societe Generale
0.18%, 04/05/10	15,000	15,000
0.23%, 06/04/10	4,000	4,000
0.51%, 06/16/10	14,000	14,000
State Street Bank & Trust Co., N.A.
0.19%, 04/14/10	15,000	15,000
Sumitomo Mitsui Banking Corp.
0.23%, 06/02/10	26,000	26,000
Sumitomo Trust & Banking Co.
0.41%, 05/04/10	3,000	3,000
0.32%, 06/04/10	1,000	1,000
0.62%, 06/15/10	1,000	1,000
0.63%, 06/16/10	3,000	3,000
0.52%, 08/10/10	1,000	1,000
Svenska Handelsbanken AB
0.19%, 04/23/10	1,000	1,000
0.20%, 05/14/10	13,000	13,000
Toronto Dominion Bank
0.68%, 08/16/10	21,000	21,000
UBS AG
1.28%, 10/25/10	4,000	4,000
UniCredit Bank AG
0.30%, 05/07/10	4,000	4,000
UniCredit S.p.A.
0.37%, 05/10/10	6,000	6,000
Union Bank, N.A.
0.20%, 04/06/10	6,000	6,000
0.23%, 06/16/10	1,000	1,000

		579,000

Commercial Paper & Other Corporate Obligations 27.6%
Alpine Securitization Corp.
0.18%, 04/08/10 (a)(b)(c)	1,000	1,000
Atlantic Asset Securitization, L.L.C.
0.20%, 05/03/10 (a)(b)(c)	8,000	7,999
Atlantis One Funding Corp.
0.19%, 04/06/10 (a)(b)(c)	4,700	4,700
0.20%, 05/12/10 (a)(b)(c)	14,000	13,997
0.30%, 06/09/10 (a)(b)(c)	17,000	16,990
0.22%, 07/02/10 (a)(b)(c)	1,000	999
Bank of America Corp.
0.25%, 06/18/10	7,000	6,996
BNZ International Funding Ltd.
0.20%, 05/18/10 (a)	3,000	2,999
CAFCO, L.L.C.
0.31%, 07/12/10 (a)(b)(c)	8,000	7,993
Cancara Asset Securitization, L.L.C.
0.23%, 04/19/10 (a)(b)(c)	6,000	5,999
0.23%, 04/21/10 (a)(b)(c)	3,000	3,000
0.22%, 04/22/10 (a)(b)(c)	2,000	2,000
0.35%, 05/19/10 (a)(b)(c)	1,000	1,000
0.37%, 08/20/10 (a)(b)(c)	2,000	1,997
Chariot Funding, L.L.C.
0.20%, 04/01/10 (a)(b)(c)	10,000	10,000
0.20%, 04/27/10 (a)(b)(c)	3,000	3,000
Ciesco, L.L.C.
0.28%, 07/07/10 (a)(b)(c)	14,000	13,989
Citigroup Funding, Inc.
0.64%, 05/04/10 (a)	4,000	3,998
0.44%, 09/13/10 (a)	8,000	7,984
Commonwealth Bank of Australia
0.20%, 06/07/10	4,000	3,998
CRC Funding, L.L.C.
0.37%, 04/05/10 (a)(b)(c)	10,000	10,000
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.21%, 05/07/10 (b)(c)	10,000	9,998
Danske Corp. (Danish Government Guarantee)
0.20%, 04/15/10 (a)(c)	2,000	2,000
0.20%, 05/03/10 (a)(c)	3,000	2,999
0.20%, 05/04/10 (a)(c)	5,000	4,999
0.20%, 05/11/10 (a)(c)	6,000	5,999
Falcon Asset Securitization Corp.
0.21%, 05/17/10 (a)(b)(c)	4,000	3,999
0.20%, 05/26/10 (a)(b)(c)	1,000	1,000
Gotham Funding Corp.
0.23%, 04/29/10 (a)(b)(c)	7,000	6,999
Grampian Funding, L.L.C.
0.59%, 05/14/10 (a)(b)(c)	15,000	14,989
0.59%, 05/17/10 (a)(b)(c)	4,000	3,997
Intesa Funding, L.L.C.
0.27%, 07/07/10 (a)	10,000	9,993
0.30%, 08/11/10 (a)	2,000	1,998
JPMorgan Chase & Co.
0.01%, 04/01/10	25,000	25,000
Jupiter Securitization Corp.
0.21%, 05/17/10 (a)(b)(c)	10,000	9,997
Market Street Funding Corp.
0.20%, 04/06/10 (a)(b)(c)	5,000	5,000
0.20%, 06/03/10 (a)(b)(c)	2,000	1,999
Nationwide Building Society
0.52%, 05/13/10	3,000	2,998
0.35%, 08/18/10	5,000	4,993
Nordea North America, Inc.
0.16%, 04/05/10 (a)	2,000	2,000
0.20%, 04/27/10 (a)	15,000	14,998
0.19%, 05/18/10 (a)	4,000	3,999
Old Line Funding, L.L.C.
0.17%, 04/01/10 (a)(b)(c)	1,000	1,000
Park Avenue Receivables Co., L.L.C.
0.20%, 04/12/10 (a)(b)(c)	10,000	9,999
Ranger Funding Co., L.L.C.
0.19%, 04/26/10 (a)(b)(c)	14,000	13,998
Republic of Ireland
0.33%, 05/06/10	6,000	5,998
0.33%, 05/11/10	11,000	10,996
Royal Park Investment Funding Corp. (Belgium Government Guarantee)
0.20%, 04/14/10 (a)(b)(c)	3,000	3,000

2

 Schwab Investor Money Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Santander Central Hispano Finance (Delaware), Inc.
0.65%, 06/03/10 (a)	5,000	4,994
0.41%, 09/03/10 (a)	13,000	12,977
Sheffield Receivables Corp.
0.20%, 06/04/10 (a)(b)(c)	10,000	9,996
Societe Generale North America, Inc.
0.24%, 04/19/10 (a)	4,000	4,000
Solitaire Funding, L.L.C.
0.24%, 05/04/10 (a)(b)(c)	4,000	3,999
0.24%, 05/10/10 (a)(b)(c)	4,000	3,999
0.25%, 05/10/10 (a)(b)(c)	1,000	1,000
0.25%, 06/01/10 (a)(b)(c)	4,000	3,998
Starbird Funding Corp.
0.20%, 04/22/10 (a)(b)(c)	1,000	1,000
State Street Corp.
0.19%, 05/19/10	2,000	1,999
Straight A Funding, L.L.C.
0.17%, 04/05/10 (a)(b)(c)(f)	8,126	8,126
0.17%, 04/06/10 (a)(b)(c)(f)	15,000	15,000
0.17%, 04/07/10 (a)(b)(c)(f)	5,000	5,000
0.17%, 04/08/10 (a)(b)(c)(f)	8,000	8,000
0.19%, 05/03/10 (a)(b)(c)(f)	4,000	3,999
0.19%, 05/12/10 (a)(b)(c)(f)	5,075	5,074
0.19%, 05/17/10 (a)(b)(c)(f)	9,000	8,998
0.19%, 05/18/10 (a)(b)(c)(f)	10,000	9,998
0.19%, 05/20/10 (a)(b)(c)(f)	2,000	1,999
0.19%, 05/27/10 (a)(b)(c)(f)	2,144	2,143
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/02/10 (a)(c)	8,000	7,988
Tulip Funding Corp.
0.22%, 04/09/10 (a)(b)(c)	14,000	13,999
UniCredit Delaware, Inc.
0.41%, 04/23/10 (a)(c)	4,000	3,999
0.33%, 07/02/10 (a)(c)	6,000	5,995
Victory Receivables Corp.
0.08%, 04/01/10 (a)(b)(c)	6,000	6,000

		469,863

Fixed-Rate Coupon Notes 4.2%
Federal Home Loan Bank
0.90%, 04/13/10	17,000	17,002
0.55%, 08/05/10	10,000	9,999
0.50%, 10/19/10	15,000	14,998
0.50%, 10/20/10	30,000	29,994

		71,993

Fixed-Rate Discount Note 0.6%
Freddie Mac
0.50%, 07/06/10	10,000	9,987

Promissory Note 0.8%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (c)(d)	7,000	7,000
0.95%, 11/04/10 (c)(d)	7,000	7,000

		14,000

Time Deposit 1.4%
Australia & New Zealand Banking Group
0.12%, 04/01/10	24,000	24,000

Total Fixed-Rate Obligations (Cost $1,257,843)		1,257,843

Variable-Rate Obligations 14.8% of net assets

Abbey National Treasury Services PLC
0.23%, 04/13/10 (a)	9,000	9,000
Barclays Bank PLC
0.61%, 04/13/10	10,000	10,000
California Pollution Control Financing Authority
0.38%, 04/07/10 (a)	1,000	1,000
Citigroup Funding, Inc.
1.30%, 05/07/10 (a)	10,000	10,006
Commonwealth Bank of Australia
0.28%, 04/12/10 (c)	15,000	15,000
Eagle County Colorado Taxable Housing Facilities
0.30%, 04/01/10 (a)	1,500	1,500
Fannie Mae
0.14%, 04/13/10	85,000	84,986
Federal Farm Credit Bank
0.26%, 04/28/10	10,000	10,000
Freddie Mac
0.05%, 04/12/10	25,000	25,000
JPMorgan Chase Bank, N.A.
0.24%, 04/21/10	38,000	38,000
Labcon North America
0.41%, 04/07/10 (a)	2,500	2,500
Procter & Gamble International
0.26%, 05/07/10 (a)	9,000	9,000
Rabobank Nederland
0.23%, 04/09/10	1,000	1,000
0.37%, 04/14/10	7,000	7,000
Societe Generale
0.30%, 04/26/10	9,000	9,000
Westpac Banking Corp.
0.27%, 04/15/10	20,000	19,998

Total Variable-Rate Obligations (Cost $252,990)		252,990

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 11.6% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(e)	142	142

Repurchase Agreements 11.6%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $28,355
0.03%, issued 03/31/10, due 04/01/10	27,798	27,797

 3

 Schwab Investor Money Fund

Portfolio Holdings  (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $176,800
0.03%, issued 03/31/10, due 04/01/10	170,000	170,000

Total Other Investments (Cost $197,939)		197,939

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10, the tax basis cost of the fund’s investments was $1,708,772.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $366,087 or 21.5% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $14,142 or 0.8% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversificiation requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

4

 Schwab Investor Money Fund

Portfolio Holdings  (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47700MAR10 - 00

 5

The Charles Schwab Family of Funds
Schwab Cash Reserves

Portfolio Holdings as of March 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

80.6%	Fixed-Rate Obligations	26,211,727	26,211,727
10.9%	Variable-Rate Obligations	3,536,448	3,536,448
8.5%	Other Investments	2,755,555	2,755,555

100.0%	Total Investments	32,503,730	32,503,730
0.0%	Other Assets and Liabilities, Net		6,592

100.0%	Net Assets		32,510,322

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 80.6% of net assets

Bank Notes 4.8%
Bank of America, N.A.
0.35%, 04/23/10	153,000	153,000
0.23%, 06/02/10	228,000	228,000
0.33%, 06/04/10	115,000	115,000
0.24%, 06/14/10	115,000	115,000
0.31%, 06/14/10	97,000	97,000
0.25%, 06/22/10	2,000	2,000
0.25%, 06/23/10	217,000	217,000
0.29%, 07/15/10	175,000	175,000
Chase Bank (USA), N.A.
0.19%, 05/12/10	50,000	50,000
0.19%, 05/14/10	414,000	414,000

		1,566,000

Certificates of Deposit 37.1%
Abbey National Treasury Services PLC
0.19%, 04/07/10 (a)	35,000	35,000
0.18%, 05/05/10 (a)	125,000	125,000
Australia & New Zealand Banking Group Ltd.
0.21%, 05/26/10	100,000	100,000
Banco Bilbao Vizcaya Argentaria S.A.
0.24%, 04/06/10	43,000	43,000
0.22%, 04/12/10	6,000	6,000
0.27%, 04/12/10	139,000	138,999
0.25%, 06/07/10	142,000	142,000
Bank of Nova Scotia
0.17%, 04/06/10	140,000	140,000
0.30%, 04/19/10	15,000	15,000
0.18%, 04/20/10	140,000	140,000
0.20%, 06/01/10	84,000	84,000
Bank of the West
0.21%, 04/15/10	6,000	6,000
0.22%, 05/13/10	84,000	84,000
0.40%, 06/07/10	6,000	6,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.22%, 05/10/10	20,000	20,000
0.85%, 05/11/10	28,000	28,000
0.82%, 05/12/10	58,000	58,000
0.78%, 05/18/10	55,000	55,000
0.23%, 05/24/10	154,000	154,000
0.32%, 08/23/10	156,000	156,000
0.53%, 09/07/10	14,000	14,000
0.55%, 09/08/10	1,000	1,000
0.80%, 10/22/10	39,000	39,000
Barclays Bank PLC
0.61%, 10/04/10	87,000	87,000
1.25%, 10/21/10	59,000	59,000
0.87%, 12/10/10	50,000	50,000
BNP Paribas
0.19%, 04/05/10	107,000	107,000
0.31%, 04/06/10	15,000	15,000
0.16%, 04/07/10	117,000	117,000
0.22%, 04/07/10	23,000	23,000
0.31%, 04/07/10	80,000	80,000
0.19%, 04/09/10	172,000	172,000
0.21%, 04/13/10	220,000	220,000
0.32%, 04/15/10	12,000	12,000
0.22%, 04/20/10	177,000	177,000
0.22%, 04/22/10	27,000	27,000
0.20%, 04/27/10	83,000	83,000
0.20%, 05/06/10	100,000	100,000
0.24%, 06/09/10	170,000	170,000
0.22%, 06/10/10	120,000	120,000
0.24%, 06/11/10	164,000	164,000
Citibank, N.A.
0.20%, 04/26/10	213,000	213,000
0.20%, 04/29/10	21,000	21,000
0.22%, 05/11/10	10,000	10,000
0.24%, 05/19/10	252,000	252,000
0.24%, 05/20/10	390,000	390,000
Commerzbank AG
0.25%, 04/23/10	128,000	128,000
Commonwealth Bank of Australia
0.20%, 06/07/10	127,000	127,000
0.48%, 10/06/10	6,000	6,000
Credit Agricole Corporate & Investment Bank
0.23%, 05/03/10	73,000	73,000
Credit Agricole S.A.
0.30%, 04/08/10	145,000	145,000
0.18%, 04/09/10	215,000	215,000
0.30%, 04/14/10	9,000	9,000
0.42%, 09/08/10	105,000	105,000
0.41%, 09/15/10	101,000	101,000

 1

 Schwab Cash Reserves

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Credit Suisse
0.65%, 10/25/10	50,000	50,000
Deutsche Bank AG
0.19%, 04/07/10	229,000	229,000
0.19%, 04/08/10	335,000	335,000
0.18%, 05/05/10	270,000	270,000
0.18%, 05/06/10	40,000	40,000
0.18%, 05/07/10	95,000	95,000
DnB NOR Bank ASA
0.18%, 04/30/10	24,000	24,000
0.22%, 06/28/10	114,000	114,000
0.30%, 06/30/10	186,000	186,000
HSBC Bank PLC
0.30%, 04/08/10	8,000	8,000
0.30%, 08/16/10	239,000	239,000
0.32%, 08/31/10	33,000	33,000
ING Bank N.V.
0.35%, 04/01/10	98,000	98,000
0.29%, 04/07/10	58,000	58,000
Intesa Sanpaolo
0.20%, 04/06/10	186,000	186,000
0.20%, 04/07/10	100,000	100,000
0.32%, 04/09/10	75,000	75,000
0.30%, 04/13/10	67,000	67,000
0.18%, 04/15/10	65,000	65,000
Landesbank Hessen-Thuringen Girozentrale
0.30%, 05/07/10	128,000	128,000
Lloyds TSB Bank PLC
0.20%, 04/01/10	73,000	73,000
0.20%, 04/06/10	61,000	61,000
0.35%, 09/01/10	301,000	301,000
0.62%, 10/12/10	45,000	45,000
1.20%, 11/02/10	88,000	88,000
Mitsubishi UFJ Trust & Banking Corp.
0.25%, 04/12/10	205,000	205,000
Mizuho Corporate Bank Ltd.
0.30%, 05/24/10	80,000	80,000
0.23%, 06/08/10	120,000	120,000
0.24%, 06/10/10	119,000	119,000
National Australia Bank Ltd.
0.20%, 04/09/10	280,000	280,000
0.20%, 04/19/10	104,000	104,000
0.34%, 04/21/10	12,000	12,000
Nordea Bank Finland PLC
0.16%, 04/06/10	260,000	260,000
Rabobank Nederland
1.11%, 05/03/10	83,000	83,000
1.04%, 06/11/10	80,000	80,000
1.00%, 06/14/10	60,000	60,000
0.55%, 09/08/10	36,000	36,000
0.55%, 09/13/10	192,000	192,000
0.52%, 09/14/10	62,000	62,000
0.56%, 10/01/10	8,000	8,000
Royal Bank of Scotland PLC
0.70%, 04/20/10	29,000	29,000
0.62%, 05/10/10	78,000	78,000
0.94%, 08/27/10	48,000	48,000
0.65%, 10/04/10	22,000	22,000
1.37%, 10/21/10	88,000	88,000
0.62%, 12/13/10	281,000	281,000
Societe Generale
0.26%, 04/01/10	70,000	70,000
0.18%, 04/05/10	85,000	85,000
0.23%, 06/04/10	92,000	92,000
0.51%, 06/16/10	99,000	99,000
State Street Bank & Trust Co., N.A.
0.19%, 04/14/10	185,000	185,000
Sumitomo Mitsui Banking Corp.
0.31%, 08/02/10	20,000	20,000
Sumitomo Trust & Banking Co.
0.40%, 05/04/10	50,000	50,000
0.62%, 06/15/10	61,000	61,001
0.52%, 08/10/10	46,000	46,001
0.35%, 09/07/10	100,000	100,000
Svenska Handelsbanken AB
0.19%, 04/23/10	67,000	67,000
0.19%, 04/29/10	14,000	14,000
Toronto Dominion Bank
0.20%, 04/13/10	20,000	20,003
0.50%, 06/15/10	52,000	52,000
0.68%, 08/16/10	139,000	139,000
0.50%, 10/06/10	145,000	145,000
UBS AG
1.28%, 10/25/10	59,000	59,000
UniCredit Bank AG
0.30%, 05/07/10	95,000	95,000
UniCredit S.p.A.
0.37%, 05/10/10	6,000	6,000
0.37%, 05/12/10	124,000	124,000
0.29%, 05/24/10	8,000	8,000
Union Bank, N.A.
0.20%, 04/06/10	77,000	77,000
0.21%, 05/06/10	7,000	7,000
0.23%, 06/16/10	45,000	45,000

		12,049,004

Commercial Paper & Other Corporate Obligations 25.2%
Alpine Securitization Corp.
0.17%, 04/06/10 (a)(b)(c)	20,000	20,000
0.18%, 04/08/10 (a)(b)(c)	138,000	137,995
ANZ National (Int’l) Ltd.
0.20%, 04/07/10 (a)	25,000	24,999
Atlantic Asset Securitization, L.L.C.
0.20%, 05/03/10 (a)(b)(c)	27,000	26,995
Atlantis One Funding Corp.
0.21%, 04/06/10 (a)(b)(c)	56,000	55,998
0.20%, 05/12/10 (a)(b)(c)	105,000	104,976
0.30%, 06/09/10 (a)(b)(c)	100,000	99,943
0.22%, 07/02/10 (a)(b)(c)	18,000	17,990
Bank of America Corp.
0.22%, 05/13/10	231,000	230,941
0.25%, 06/18/10	93,000	92,950
Barclays US Funding Corp.
0.10%, 04/01/10 (a)	20,000	20,000
BNZ International Funding Ltd.
0.20%, 05/18/10 (a)	65,000	64,983
CAFCO, L.L.C.
0.37%, 04/05/10 (a)(b)(c)	213,000	212,991
0.26%, 06/22/10 (a)(b)(c)	30,000	29,982
0.28%, 06/22/10 (a)(b)(c)	70,000	69,955
Cancara Asset Securitization, L.L.C.
0.22%, 04/22/10 (a)(b)(c)	73,000	72,991
0.23%, 05/12/10 (a)(b)(c)	74,000	73,981

2

 Schwab Cash Reserves

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.22%, 05/17/10 (a)(b)(c)	15,000	14,996
0.35%, 05/19/10 (a)(b)(c)	4,000	3,998
0.37%, 08/20/10 (a)(b)(c)	19,000	18,972
0.37%, 08/23/10 (a)(b)(c)	69,000	68,898
CBA (Delaware) Finance, Inc.
0.18%, 04/14/10 (a)	70,000	69,995
Chariot Funding, L.L.C.
0.20%, 04/01/10 (a)(b)(c)	24,000	24,000
0.20%, 06/01/10 (a)(b)(c)	50,000	49,983
Ciesco, L.L.C.
0.26%, 04/05/10 (a)(b)(c)	55,000	54,998
0.36%, 04/07/10 (a)(b)(c)	100,000	99,994
0.42%, 04/08/10 (a)(b)(c)	9,000	8,999
0.28%, 07/07/10 (a)(b)(c)	40,000	39,970
Citigroup Funding, Inc.
0.64%, 05/04/10 (a)	191,000	190,888
0.44%, 06/10/10 (a)	103,000	102,912
Commonwealth Bank of Australia
0.20%, 06/07/10	50,000	49,981
CRC Funding, L.L.C.
0.36%, 04/12/10 (a)(b)(c)	193,000	192,979
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.24%, 04/01/10 (b)(c)	38,000	38,000
0.23%, 05/05/10 (b)(c)	150,000	149,967
0.22%, 05/06/10 (b)(c)	141,000	140,970
0.21%, 05/07/10 (b)(c)	68,000	67,986
Danske Corp. (Danish Government Guarantee)
0.20%, 04/06/10 (a)(c)	73,000	72,998
0.20%, 05/03/10 (a)(c)	82,000	81,985
0.20%, 05/04/10 (a)(c)	147,000	146,973
0.20%, 05/11/10 (a)(c)	11,000	10,998
Falcon Asset Securitization Corp.
0.21%, 05/17/10 (a)(b)(c)	26,000	25,993
0.20%, 05/26/10 (a)(b)(c)	30,000	29,991
0.20%, 06/01/10 (a)(b)(c)	40,000	39,986
Gotham Funding Corp.
0.20%, 04/13/10 (a)(b)(c)	26,000	25,998
0.23%, 04/29/10 (a)(b)(c)	100,000	99,982
Grampian Funding, L.L.C.
0.30%, 04/06/10 (a)(b)(c)	8,000	8,000
0.26%, 05/06/10 (a)(b)(c)	28,000	27,993
0.28%, 06/14/10 (a)(b)(c)	1,000	999
0.31%, 06/17/10 (a)(b)(c)	140,000	139,907
HSBC USA, Inc.
0.21%, 05/19/10	58,000	57,984
Intesa Funding L.L.C.
0.17%, 04/01/10 (a)	85,000	85,000
0.17%, 04/05/10 (a)	73,000	72,999
JPMorgan Chase & Co.
0.01%, 04/01/10	350,000	350,000
Kitty Hawk Funding Corp.
0.24%, 06/11/10 (a)(b)(c)	25,155	25,143
Manhattan Asset Funding Capital Co., L.L.C.
0.20%, 04/16/10 (a)(b)(c)	7,235	7,234
0.22%, 04/27/10 (a)(b)(c)	20,000	19,997
0.22%, 05/11/10 (a)(b)(c)	66,000	65,984
Market Street Funding Corp.
0.21%, 04/06/10 (a)(b)(c)	18,000	17,999
0.19%, 04/13/10 (a)(b)(c)	32,000	31,998
0.19%, 04/15/10 (a)(b)(c)	67,995	67,990
0.20%, 06/01/10 (a)(b)(c)	20,013	20,006
0.20%, 06/03/10 (a)(b)(c)	15,000	14,995
Nationwide Building Society
0.52%, 05/13/10	33,000	32,980
0.40%, 07/07/10	40,000	39,957
0.37%, 07/14/10	20,000	19,979
0.35%, 08/18/10	7,000	6,991
0.42%, 09/10/10	60,000	59,887
Nordea North America, Inc.
0.16%, 04/05/10 (a)	124,000	123,998
0.20%, 04/27/10 (a)	200,000	199,971
0.20%, 05/03/10 (a)	16,000	15,997
0.19%, 05/04/10 (a)	21,000	20,996
Old Line Funding, L.L.C.
0.17%, 04/01/10 (a)(b)(c)	38,000	38,000
Ranger Funding Co., L.L.C.
0.19%, 04/26/10 (a)(b)(c)	122,000	121,984
Republic of Ireland
0.33%, 05/06/10	89,000	88,971
0.33%, 05/10/10	115,000	114,959
0.33%, 05/25/10	120,000	119,941
Royal Park Investment Funding Corp. (Belgium Government Guarantee)
0.23%, 04/07/10 (a)(b)(c)	78,000	77,997
0.23%, 04/12/10 (a)(b)(c)	71,000	70,995
0.23%, 04/16/10 (a)(b)(c)	74,000	73,993
0.24%, 05/04/10 (a)(b)(c)	59,000	58,987
Santander Central Hispano Finance (Delaware), Inc.
0.65%, 06/03/10 (a)	50,000	49,943
0.41%, 08/13/10 (a)	150,000	149,771
0.41%, 09/03/10 (a)	113,000	112,801
0.51%, 10/01/10 (a)	11,000	10,971
Sheffield Receivables Corp.
0.18%, 04/05/10 (a)(b)(c)	35,000	34,999
0.18%, 04/13/10 (a)(b)(c)	50,000	49,997
0.17%, 04/14/10 (a)(b)(c)	50,000	49,997
0.18%, 04/22/10 (a)(b)(c)	52,100	52,095
0.19%, 04/23/10 (a)(b)(c)	37,000	36,996
0.20%, 06/01/10 (a)(b)(c)	100,000	99,966
0.20%, 06/04/10 (a)(b)(c)	18,000	17,994
Societe Generale North America, Inc.
0.24%, 04/13/10 (a)	60,000	59,995
0.24%, 04/19/10 (a)	26,000	25,997
Solitaire Funding, L.L.C.
0.25%, 04/06/10 (a)(b)(c)	15,000	14,999
0.23%, 04/13/10 (a)(b)(c)	3,000	3,000
0.24%, 04/13/10 (a)(b)(c)	16,000	15,999
0.23%, 04/19/10 (a)(b)(c)	6,000	5,999
0.23%, 04/28/10 (a)(b)(c)	10,000	9,998
0.24%, 05/04/10 (a)(b)(c)	112,000	111,975
0.24%, 05/11/10 (a)(b)(c)	37,000	36,990
Starbird Funding Corp.
0.20%, 04/22/10 (a)(b)(c)	5,000	4,999
State Street Corp.
0.25%, 07/07/10	79,000	78,947
Straight A Funding, L.L.C.
0.18%, 04/01/10 (a)(b)(c)(f)	98,234	98,234
0.17%, 04/06/10 (a)(b)(c)(f)	80,000	79,998
0.17%, 04/07/10 (a)(b)(c)(f)	22,000	21,999
0.17%, 04/08/10 (a)(b)(c)(f)	37,000	36,999
0.17%, 04/15/10 (a)(b)(c)(f)	40,000	39,997
0.17%, 04/19/10 (a)(b)(c)(f)	35,000	34,997
0.17%, 04/26/10 (a)(b)(c)(f)	27,000	26,997
0.17%, 04/27/10 (a)(b)(c)(f)	16,000	15,998

 3

 Schwab Cash Reserves

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.19%, 05/07/10 (a)(b)(c)(f)	5,000	4,999
0.19%, 05/12/10 (a)(b)(c)(f)	25,000	24,995
0.19%, 05/17/10 (a)(b)(c)(f)	172,022	171,980
0.19%, 05/18/10 (a)(b)(c)(f)	167,000	166,959
0.19%, 05/27/10 (a)(b)(c)(f)	25,000	24,993
0.19%, 06/01/10 (a)(b)(c)(f)	100,000	99,968
Sumitomo Mitsui Banking Corp.
0.23%, 06/07/10 (c)	80,000	79,966
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/01/10 (a)(c)	103,000	102,850
Thames Asset Global Securitization No. 1, Inc.
0.21%, 04/06/10 (a)(b)(c)	65,000	64,998
0.26%, 06/15/10 (a)(b)(c)	104,179	104,123
Ticonderoga Funding, L.L.C.
0.22%, 04/22/10 (a)(b)(c)	100,000	99,987
Tulip Funding Corp.
0.20%, 04/09/10 (a)(b)(c)	35,249	35,247
UniCredit Delaware, Inc.
0.41%, 04/23/10 (a)(c)	93,000	92,977
Variable Funding Capital Corp.
0.17%, 04/13/10 (a)(b)(c)	50,000	49,997
0.20%, 04/16/10 (a)(b)(c)	30,000	29,998
Windmill Funding Corp.
0.28%, 07/16/10 (a)(b)(c)	74,000	73,939

		8,199,494

Fixed-Rate Coupon Notes 4.2%
Federal Home Loan Bank
0.49%, 04/13/10	115,000	115,015
0.55%, 06/01/10	8,495	8,494
0.55%, 06/03/10	170,000	169,997
0.56%, 06/04/10	220,000	219,993
0.55%, 06/11/10	113,580	114,610
0.52%, 06/25/10	50,000	50,004
0.53%, 08/05/10	40,000	39,998
0.58%, 08/05/10	85,000	84,995
0.53%, 08/27/10	85,000	85,291
0.53%, 10/19/10	67,000	66,991
0.54%, 10/20/10	312,000	311,935
0.51%, 10/25/10	100,000	99,985

		1,367,308

Fixed-Rate Discount Notes 3.8%
Fannie Mae
0.14%, 04/01/10	7,000	7,000
0.14%, 05/03/10	200,030	200,005
0.20%, 05/03/10	12,000	11,998
0.17%, 05/05/10	28,300	28,295
0.17%, 05/12/10	6,300	6,299
0.18%, 06/09/10	12,092	12,088
Federal Farm Credit Bank
0.17%, 05/12/10	20,550	20,546
Federal Home Loan Bank
0.12%, 04/05/10	5,000	5,000
0.12%, 04/06/10	55,000	54,999
0.14%, 04/07/10	15,000	15,000
0.14%, 04/08/10	11,230	11,230
0.12%, 04/09/10	50,000	49,999
0.15%, 04/14/10	50,000	49,997
0.16%, 05/07/10	30,000	29,995
0.17%, 05/19/10	295,000	294,933
0.17%, 05/21/10	187,000	186,956
Freddie Mac
0.10%, 04/01/10	16,000	16,000
0.12%, 04/05/10	4,095	4,095
0.14%, 04/05/10	16,000	16,000
0.17%, 05/10/10	103,000	102,981
0.17%, 05/12/10	11,350	11,348
0.16%, 05/17/10	51,420	51,409
0.18%, 06/03/10	16,800	16,795
0.50%, 07/06/10	35,000	34,953

		1,237,921

Promissory Note 0.5%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (c)(d)	30,000	30,000
0.95%, 11/04/10 (c)(d)	120,000	120,000

		150,000

Time Deposits 5.0%
Australia & New Zealand Banking Group
0.12%, 04/01/10	461,000	461,000
Bank of Ireland
0.28%, 04/06/10	129,000	129,000
Citibank, N.A.
0.12%, 04/01/10	75,000	75,000
Northern Trust Co.
0.05%, 04/01/10	226,000	226,000
0.16%, 04/05/10	248,000	248,000
Royal Bank of Canada
0.06%, 04/01/10	503,000	503,000

		1,642,000

Total Fixed-Rate Obligations (Cost $26,211,727)		26,211,727

Variable-Rate Obligations 10.9% of net assets

Australia & New Zealand Banking Group Ltd.
0.23%, 04/06/10	50,000	50,000
Banco Bilbao Vizcaya Argentaria S.A.
0.32%, 04/12/10	60,000	60,000
Bank of America, N.A.
0.50%, 04/22/10	174,000	174,000
Bank of Nova Scotia
0.23%, 04/06/10	109,000	109,000
Barclays Bank PLC
0.43%, 04/12/10	17,000	17,000
0.63%, 04/12/10	90,000	90,000
0.61%, 04/13/10	50,000	50,000
Citigroup Funding, Inc.
1.30%, 05/07/10 (a)	68,679	68,717
Commonwealth Bank of Australia
0.28%, 04/12/10 (c)	322,000	322,000
Fannie Mae
0.14%, 04/13/10	200,000	199,962
0.20%, 05/05/10	50,000	49,994
Federal Farm Credit Bank
0.26%, 04/28/10	105,000	105,000

4

 Schwab Cash Reserves

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Federal Home Loan Bank
0.15%, 04/26/10	75,000	74,955
Freddie Mac
0.05%, 04/12/10	220,000	220,000
JPMorgan Chase & Co.
0.30%, 06/22/10	150,000	150,009
JPMorgan Chase Bank, N.A.
0.24%, 04/21/10	250,000	250,000
Procter & Gamble International
0.26%, 05/07/10 (a)	62,000	62,000
Rabobank Nederland
0.23%, 04/06/10	100,000	100,000
0.23%, 04/09/10	48,000	48,000
0.37%, 04/14/10	273,000	273,000
Royal Bank of Canada
0.23%, 04/06/10	75,000	75,000
Societe Generale
0.29%, 04/20/10	100,000	100,000
0.30%, 04/26/10	120,000	120,000
Svenska Handelsbanken AB
0.20%, 04/06/10 (c)	240,000	240,000
Tenderfoot Seasonal Housing, L.L.C.
0.30%, 04/01/10 (a)	3,000	3,000
Toronto Dominion Bank
0.23%, 04/09/10	130,000	130,000
Wells Fargo & Co.
0.35%, 04/12/10	29,818	29,816
Westpac Banking Corp.
0.23%, 04/06/10	215,000	215,000
0.27%, 04/15/10	50,000	49,995
0.25%, 04/28/10 (c)	100,000	100,000

Total Variable-Rate Obligations (Cost $3,536,448)		3,536,448

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 8.5% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(e)	2,824	2,824

Repurchase Agreements 8.5%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $824,000
0.03%, issued 03/31/10, due 04/01/10	800,001	800,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $551,250
0.04%, issued 03/31/10, due 04/01/10	525,001	525,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $69,087
0.03%, issued 03/31/10, due 04/01/10	67,731	67,731
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $431,600
0.03%, issued 03/31/10, due 04/01/10	415,000	415,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $157,500
0.15%, issued 03/26/10, due 04/01/10	150,004	150,000
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $603,750
0.01%, issued 03/31/10, due 04/01/10	575,000	575,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $224,610
0.05%, issued 03/31/10, due 04/01/10	220,000	220,000

Total Other Investments (Cost $2,755,555)		2,755,555

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10, the tax basis cost of the fund’s investments was $32,503,730.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,267,634 or 19.3% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $152,824 or 0.5% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversificiation requirements of Rule 2a-7(c)(4)(i).

 5

 Schwab Cash Reserves

Portfolio Holdings  (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47711MARIO - 00

6

The Charles Schwab Family of Funds
Schwab Government Money Fund

Portfolio Holdings as of March 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

68.9%		Federal Agency Securities	9,779,847	9,779,847
0.7%		Other Variable-Rate Obligation	100,000	100,000
4.8%		Other Fixed-Rate Obligations	676,354	676,354
28.0%		Other Investments	3,970,686	3,970,686

102.4%		Total Investments	14,526,887	14,526,887
(2	.4)%	Other Assets and Liabilities, Net		(344,470)

100.0%		Net Assets		14,182,417

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 68.9% of net assets

Fixed-Rate Coupon Notes 10.3%
Fannie Mae
0.19%, 05/20/10	50,000	50,148
0.38%, 06/15/10	15,569	15,785
0.31%, 08/12/10	6,110	6,176
Federal Home Loan Bank
0.50%, 04/13/10	100,000	100,013
0.88%, 04/15/10	56,810	56,810
0.80%, 04/23/10	100,000	99,999
0.80%, 04/28/10	50,000	50,000
0.30%, 05/11/10	15,000	15,003
0.24%, 05/14/10	64,575	64,930
0.35%, 05/14/10	50,000	50,266
0.66%, 05/26/10	87,940	87,919
0.40%, 05/28/10	75,000	75,017
0.55%, 06/03/10	120,000	119,999
0.38%, 06/11/10	17,950	18,085
0.38%, 06/18/10	15,650	15,729
0.60%, 06/18/10	50,000	49,995
0.60%, 07/13/10	24,700	24,693
0.57%, 07/22/10	6,520	6,519
0.55%, 07/29/10	35,350	35,349
0.58%, 08/05/10	50,000	49,994
0.61%, 08/13/10	100,000	101,008
0.52%, 08/27/10	50,000	50,171
0.52%, 10/19/10	100,000	99,986
0.40%, 12/27/10 (e)	50,000	50,000
0.40%, 12/28/10 (e)	65,000	64,998
0.20%, 01/26/11 (e)	50,000	50,000
0.50%, 03/14/11 (e)	50,000	50,000

		1,458,592

Fixed-Rate Discount Notes 43.5%
Fannie Mae
0.14%, 04/01/10	314,177	314,177
0.16%, 04/01/10	165,000	165,000
0.18%, 04/01/10	136,021	136,021
0.19%, 04/01/10	186,000	186,000
0.18%, 04/19/10	295,475	295,448
0.18%, 04/22/10	75,000	74,992
0.13%, 05/03/10	542,503	542,440
0.14%, 05/03/10	460,488	460,431
0.23%, 05/03/10	32,078	32,071
0.16%, 05/05/10	4,000	3,999
0.15%, 06/01/10	50,000	49,987
0.18%, 06/01/10	795,375	795,132
0.19%, 06/01/10	100,000	99,968
0.18%, 06/02/10	4,600	4,599
0.21%, 06/16/10	75,000	74,967
0.24%, 07/01/10	285,829	285,657
0.25%, 07/01/10	65,229	65,188
0.20%, 07/19/10	7,000	6,996
0.21%, 07/28/10	66,800	66,755
0.21%, 08/03/10	300,000	299,783
0.21%, 08/09/10	100,000	99,924
0.21%, 08/16/10	7,000	6,994
Federal Home Loan Bank
0.12%, 04/06/10	83,000	82,999
0.07%, 04/16/10	400,000	399,988
0.16%, 04/21/10	6,250	6,249
0.16%, 05/05/10	5,000	4,999
0.17%, 05/07/10	25,055	25,051
0.18%, 05/14/10	10,400	10,398
0.19%, 06/07/10	9,000	8,997
Freddie Mac
0.14%, 04/05/10	4,300	4,300
0.16%, 04/06/10	150,000	149,997
0.17%, 04/07/10	77,300	77,298
0.19%, 04/22/10	50,000	49,995
0.17%, 05/10/10	95,650	95,632
0.18%, 05/12/10	15,400	15,397
0.21%, 06/07/10	13,300	13,295
0.20%, 07/06/10	99,750	99,697
0.21%, 07/07/10	20,000	19,989
0.20%, 07/08/10	100,000	99,946
0.20%, 07/22/10	300,000	299,813
0.20%, 07/29/10	100,000	99,934
0.22%, 08/25/10	100,000	99,911
0.25%, 09/14/10	450,000	449,481

		6,179,895

 1

 Schwab Government Money Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Variable-Rate Coupon Notes 15.1%
Fannie Mae
0.14%, 04/11/10	300,000	299,780
0.14%, 04/13/10	100,000	99,981
0.20%, 04/19/10	50,000	49,971
Federal Farm Credit Bank
0.26%, 04/28/10	71,000	71,000
Federal Home Loan Bank
0.13%, 04/01/10	150,000	149,939
0.14%, 04/12/10	100,000	99,945
0.15%, 04/14/10	100,000	99,986
0.11%, 04/15/10	150,000	149,902
0.15%, 04/25/10	100,000	99,940
0.18%, 04/26/10	150,000	150,000
0.06%, 05/08/10	100,000	100,000
Freddie Mac
0.05%, 04/12/10	150,000	150,000
0.15%, 04/12/10	150,000	150,000
0.15%, 04/14/10	200,000	200,014
0.19%, 04/16/10	100,000	99,924
0.23%, 06/03/10	100,000	99,986
0.25%, 06/24/10	71,000	70,992

		2,141,360

Total Federal Agency Securities (Cost $9,779,847)		9,779,847

Other Variable-Rate Obligation 0.7% of net assets

FDIC Insured Obligation 0.7%
General Electric Capital Corp., (FDIC Insured)
0.65%, 06/09/10 (a)(d)	100,000	100,000

Total Other Variable-Rate Obligation (Cost $100,000)		100,000

Other Fixed-Rate Obligations 4.8% of net assets

Commercial Paper & Other Corporate Obligations 4.8%
Straight A Funding, L.L.C.
0.17%, 04/06/10 (a)(b)(c)(f)	20,000	19,999
0.16%, 04/12/10 (a)(b)(c)(f)	40,000	39,998
0.17%, 04/20/10 (a)(b)(c)(f)	90,000	89,991
0.17%, 04/21/10 (a)(b)(c)(f)	85,170	85,162
0.17%, 04/22/10 (a)(b)(c)(f)	50,000	49,995
0.17%, 04/27/10 (a)(b)(c)(f)	25,000	24,997
0.19%, 05/10/10 (a)(b)(c)(f)	50,000	49,990
0.19%, 05/17/10 (a)(b)(c)(f)	75,000	74,982
0.19%, 05/18/10 (a)(b)(c)(f)	25,342	25,336
0.19%, 05/19/10 (a)(b)(c)(f)	25,000	24,994
0.23%, 06/14/10 (a)(b)(c)(f)	191,000	190,910

Total Other Fixed-Rate Obligations (Cost $676,354)		676,354

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 28.0% of net assets

Repurchase Agreements 28.0%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $695,250
0.03%, issued 03/31/10, due 04/01/10	675,001	675,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $708,750
0.04%, issued 03/31/10, due 04/01/10	675,001	675,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $520,000
0.12%, issued 03/30/10, due 04/07/10	500,013	500,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $522,878
0.10%, issued 03/31/10, due 04/07/10	500,010	500,000
Credit Suisse Securities (USA) L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $46,602
0.03%, issued 03/31/10, due 04/01/10	45,686	45,686
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $702,000
0.03%, issued 03/31/10, due 04/01/10	675,001	675,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $624,000
0.16%, issued 03/16/10, due 04/05/10	600,053	600,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $315,000
0.01%, issued 03/31/10, due 04/01/10	300,000	300,000

Total Other Investments (Cost $3,970,686)		3,970,686

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10, the tax basis cost of the fund’s investments was $14,526,887.

2

 Schwab Government Money Fund

Portfolio Holdings  (Unaudited) continued

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $676,354 or 4.8% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Callable security.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversificiation requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47701MAR10 - 00

 3

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund

Portfolio Holdings as of March 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

6.7%		U.S. Government Agency Securities	1,245,838	1,245,838
86.6%		U.S. Government Securities	16,155,438	16,155,438
8.0%		Variable-Rate Obligations	1,499,975	1,499,975

101.3%		Total Investments	18,901,251	18,901,251
(1	.3)%	Other Assets and Liabilities, Net		(240,863)

100.0%		Net Assets		18,660,388

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Agency Securities 6.7% of net assets

Fixed-Rate Discount Notes 6.7%
Fannie Mae
0.10%, 05/06/10	100,000	99,990
0.21%, 06/02/10	18,107	18,101
0.21%, 08/05/10	200,000	199,853
Federal Home Loan Bank
0.00%, 04/01/10	298,160	298,160
0.11%, 04/05/10	78,300	78,299
0.12%, 04/07/10	100,000	99,998
Freddie Mac
0.15%, 05/03/10	119,995	119,979
0.21%, 06/01/10	36,650	36,637
0.19%, 07/01/10	45,000	44,978
0.20%, 07/22/10	200,000	199,876
0.20%, 07/29/10	50,000	49,967

Total U.S. Government Agency Securities (Cost $1,245,838)		1,245,838

U.S. Government Securities 86.6% of net assets

Treasury Notes 5.3%
U.S. Treasury Notes
4.00%, 04/15/10	50,000	50,065
2.13%, 04/30/10	240,000	240,360
4.50%, 05/15/10	100,000	100,485
2.63%, 05/31/10	150,000	150,588
3.63%, 06/15/10	100,000	100,715
2.88%, 06/30/10	200,000	201,292
2.38%, 08/31/10	120,000	121,089
3.88%, 09/15/10	15,700	15,954

		980,548

U.S. Treasury Bills 81.3%
U.S. Treasury Bills
0.47%, 04/01/10	100,000	100,000
0.50%, 04/01/10	150,000	150,000
0.10%, 04/08/10	200,000	199,996
0.11%, 04/08/10	600,000	599,987
0.12%, 04/08/10	100,000	99,998
0.06%, 04/15/10	14,080	14,080
0.13%, 04/15/10	250,000	249,988
0.14%, 04/15/10	300,000	299,994
0.14%, 04/19/10	750,000	749,949
0.07%, 04/22/10	100,000	99,996
0.08%, 04/22/10	300,000	299,987
0.10%, 04/22/10	500,000	499,971
0.11%, 04/22/10	450,000	449,972
0.14%, 04/22/10	475,000	474,963
0.06%, 04/29/10	400,000	399,983
0.07%, 04/29/10	50,000	49,997
0.08%, 04/29/10	91,900	91,894
0.09%, 04/29/10	134,960	134,951
0.12%, 04/29/10	500,000	499,954
0.13%, 04/29/10	162,660	162,644
0.10%, 05/06/10	175,000	174,983
0.14%, 05/06/10	350,000	349,954
0.15%, 05/06/10	200,000	199,972
0.10%, 05/13/10	200,000	199,977
0.11%, 05/13/10	500,000	499,937
0.15%, 05/13/10	743,650	743,520
0.17%, 05/13/10	211,290	211,249
0.11%, 05/20/10	900,000	899,869
0.13%, 05/20/10	350,000	349,939
0.07%, 05/27/10	160,000	159,983
0.08%, 05/27/10	208,830	208,804
0.11%, 05/27/10	100,000	99,983
0.16%, 05/27/10	300,000	299,925
0.12%, 06/03/10	200,000	199,958
0.13%, 06/03/10	500,000	499,886
0.14%, 06/03/10	300,000	299,929
0.48%, 06/03/10	50,000	49,958
0.49%, 06/03/10	100,000	99,915
0.55%, 06/03/10	75,000	74,928
0.60%, 06/03/10	111,405	111,288
0.15%, 06/10/10	400,000	399,883
0.16%, 06/10/10	400,000	399,879
0.54%, 06/10/10	100,000	99,895
0.13%, 06/17/10	300,000	299,920
0.17%, 06/17/10	100,000	99,964
0.45%, 06/17/10	100,000	99,904
0.16%, 06/24/10	175,000	174,935

 1

 Schwab U.S. Treasury Money Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.17%, 06/24/10	200,000	199,923
0.13%, 07/15/10	50,000	49,981
0.15%, 07/15/10	100,000	99,956
0.13%, 07/29/10	250,000	249,893
0.14%, 07/29/10	150,000	149,931
0.49%, 07/29/10	50,000	49,919
0.15%, 08/05/10	200,000	199,895
0.17%, 08/05/10	113,965	113,899
0.17%, 08/12/10	200,800	200,674
0.18%, 08/19/10	400,000	399,720
0.19%, 08/19/10	75,000	74,946
0.18%, 08/26/10	300,000	299,779
0.25%, 09/23/10	100,000	99,881
0.41%, 12/16/10	50,000	49,852

		15,174,890

Total U.S. Government Security (Cost $16,155,438)		16,155,438

Variable-Rate Obligations 8.0% of net assets

Fannie Mae
0.14%, 04/13/10	1,000,000	1,000,000
Freddie Mac
0.15%, 04/14/10	500,000	499,975

Total Variable-Rate Obligations (Cost $1,499,975)		1,499,975

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10, the tax basis cost of the fund’s investments was $18,901,251.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

2

 Schwab U.S. Treasury Money Fund

Portfolio Holdings  (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47702MAR10 - 00

 3

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund

Portfolio Holdings as of March 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

79.1%		Fixed-Rate Obligations	22,578,991	22,578,991
12.2%		Variable-Rate Obligations	3,497,724	3,497,724
8.9%		Other Investments	2,529,602	2,529,602

100.2%		Total Investments	28,606,317	28,606,317
(0	.2)%	Other Assets and Liabilities, Net		(62,545)

100.0%		Net Assets		28,543,772

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 79.1% of net assets

Bank Notes 3.6%
Bank of America, N.A.
0.35%, 04/23/10	123,000	123,000
0.33%, 06/01/10	37,000	37,000
0.33%, 06/04/10	235,000	235,000
0.24%, 06/14/10	255,000	255,000
0.28%, 07/14/10	65,000	65,000
Chase Bank (USA), N.A.
0.19%, 05/11/10	220,000	220,000
0.19%, 05/14/10	107,000	107,000

		1,042,000

Certificates of Deposit 37.7%
Australia & New Zealand Banking Group Ltd.
0.21%, 05/26/10	50,000	50,000
Banco Bilbao Vizcaya Argentaria S.A.
0.24%, 04/06/10	35,000	35,000
0.26%, 04/12/10	201,000	200,999
0.24%, 06/01/10	55,000	55,000
0.24%, 06/02/10	69,000	69,000
Bank of Nova Scotia
0.17%, 04/06/10	378,000	378,000
0.19%, 05/12/10	53,000	53,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.20%, 04/26/10	199,100	199,099
0.85%, 05/11/10	34,000	34,000
0.82%, 05/12/10	38,000	38,000
0.78%, 05/18/10	171,000	171,000
0.80%, 10/22/10	69,000	69,000
Barclays Bank PLC
0.87%, 12/10/10	135,000	135,000
0.82%, 12/20/10	69,000	69,000
BNP Paribas
0.19%, 04/05/10	12,000	12,000
0.22%, 04/07/10	21,000	21,000
0.31%, 04/07/10	8,000	8,000
0.19%, 04/09/10	40,000	40,000
0.21%, 04/13/10	75,000	75,000
0.20%, 04/21/10	12,000	12,000
0.22%, 04/22/10	174,000	174,000
0.21%, 04/27/10	70,000	70,000
0.21%, 05/03/10	340,000	340,000
0.24%, 05/17/10	100,000	100,000
0.23%, 05/24/10	177,000	177,000
0.23%, 05/25/10	56,000	56,000
0.24%, 06/09/10	130,000	130,000
0.22%, 06/10/10	14,000	14,000
0.24%, 06/11/10	23,000	23,000
Citibank, N.A.
0.20%, 04/27/10	110,000	110,000
0.24%, 05/19/10	106,000	106,000
0.24%, 05/20/10	260,000	260,000
0.24%, 05/24/10	212,000	212,000
Commerzbank AG
0.25%, 04/23/10	129,000	129,000
Commonwealth Bank of Australia
0.20%, 06/07/10	133,000	133,000
0.48%, 10/06/10	149,000	149,000
Credit Agricole Corporate & Investment Bank
0.23%, 05/03/10	9,000	9,000
Credit Agricole S.A.
0.34%, 04/01/10	115,000	115,000
0.30%, 04/12/10	200,000	200,000
0.42%, 09/08/10	91,000	91,000
0.41%, 09/15/10	96,000	96,000
Credit Suisse
0.65%, 10/25/10	103,000	103,000
Deutsche Bank AG
0.19%, 04/07/10	415,000	415,000
0.19%, 04/08/10	70,000	70,000
0.18%, 05/06/10	219,000	219,000
DnB NOR Bank ASA
0.20%, 04/08/10	100,000	100,000
0.30%, 06/30/10	40,000	40,000
0.30%, 08/09/10	147,000	147,000
ING Bank N.V.
0.35%, 04/01/10	100,000	100,000
0.29%, 04/07/10	70,000	70,000
Intesa Sanpaolo
0.20%, 04/06/10	140,000	140,000
0.20%, 04/07/10	105,000	105,000
0.30%, 04/13/10	60,000	60,000
0.30%, 04/20/10	50,000	50,000
0.30%, 04/27/10	64,000	64,000

 1

 Schwab Value Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Landesbank Hessen-Thuringen Girozentrale
0.30%, 05/07/10	122,000	122,000
Lloyds TSB Bank PLC
0.20%, 04/01/10	242,000	242,000
0.20%, 04/06/10	38,000	38,000
0.35%, 09/01/10	141,000	141,000
0.95%, 12/17/10	103,000	103,000
Mitsubishi UFJ Trust & Banking Corp.
0.21%, 04/26/10	90,000	90,000
Mizuho Corporate Bank Ltd.
0.30%, 05/17/10	123,000	123,000
0.30%, 05/24/10	45,000	45,000
0.23%, 06/08/10	127,000	127,000
National Australia Bank Ltd.
0.20%, 04/09/10	278,000	278,000
0.20%, 04/19/10	179,000	179,001
Nordea Bank Finland PLC
0.18%, 04/05/10	106,000	106,000
0.16%, 04/06/10	58,000	58,000
Rabobank Nederland
1.11%, 05/03/10	128,000	128,000
1.00%, 06/14/10	380,000	380,000
0.55%, 09/08/10	138,000	138,000
0.52%, 09/14/10	285,000	285,000
Royal Bank of Scotland PLC
0.42%, 09/07/10	325,000	325,000
0.60%, 10/27/10	125,000	125,000
0.93%, 12/17/10	104,000	104,000
Societe Generale
0.26%, 04/01/10	120,000	120,000
0.18%, 04/05/10	200,000	200,000
0.51%, 06/16/10	45,000	45,000
Sumitomo Mitsui Banking Corp.
0.21%, 05/11/10	90,000	90,000
Sumitomo Trust & Banking Co.
0.41%, 04/27/10	40,000	40,000
0.32%, 06/04/10	34,000	34,000
0.63%, 06/16/10	35,000	35,000
0.52%, 08/10/10	63,000	63,001
Svenska Handelsbanken AB
0.19%, 04/23/10	100,000	100,000
0.19%, 04/29/10	38,000	38,000
0.20%, 05/14/10	130,000	130,000
0.20%, 05/17/10	37,000	37,000
Toronto Dominion Bank
0.90%, 06/11/10	135,000	135,000
0.50%, 06/15/10	40,000	40,000
UBS AG
0.99%, 12/17/10	70,000	70,000
UniCredit Bank AG
0.30%, 05/07/10	88,000	88,000
UniCredit S.p.A.
0.37%, 05/10/10	80,000	80,000
0.37%, 05/12/10	49,000	49,000
Union Bank, N.A.
0.21%, 05/06/10	14,000	14,000
0.22%, 05/28/10	45,000	45,000
0.23%, 06/16/10	60,000	60,000

		10,751,100

Commercial Paper & Other Corporate Obligations 27.2%
Alpine Securitization Corp.
0.17%, 04/06/10 (a)(b)(c)	82,000	81,998
0.18%, 04/08/10 (a)(b)(c)	21,000	20,999
ANZ National (Int’l) Ltd.
0.20%, 04/07/10 (a)	23,000	22,999
Atlantic Asset Securitization, L.L.C.
0.19%, 04/12/10 (a)(b)(c)	10,000	9,999
0.20%, 05/03/10 (a)(b)(c)	29,000	28,995
Bank of America Corp.
0.22%, 05/13/10	217,000	216,944
0.32%, 06/11/10	104,000	103,934
CAFCO, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	216,000	216,000
Chariot Funding, L.L.C.
0.20%, 04/27/10 (a)(b)(c)	141,000	140,980
0.20%, 06/01/10 (a)(b)(c)	150,000	149,949
Ciesco, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	150,000	150,000
0.42%, 04/08/10 (a)(b)(c)	86,000	85,993
Citigroup Funding, Inc.
0.64%, 05/04/10 (a)	246,000	245,856
0.26%, 05/17/10 (a)	146,000	145,952
0.44%, 06/10/10 (a)	152,000	151,870
Commonwealth Bank of Australia
0.20%, 06/07/10	14,000	13,995
CRC Funding, L.L.C.
0.37%, 04/05/10 (a)(b)(c)	249,000	248,990
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.21%, 04/07/10 (b)(c)	50,000	49,998
0.23%, 05/05/10 (b)(c)	225,000	224,951
0.21%, 05/07/10 (b)(c)	39,000	38,992
Danske Corp. (Danish Government Guarantee)
0.20%, 05/03/10 (a)(c)	97,000	96,983
0.20%, 05/11/10 (a)(c)	78,000	77,983
0.20%, 05/12/10 (a)(c)	130,000	129,970
Falcon Asset Securitization Corp.
0.20%, 05/26/10 (a)(b)(c)	30,000	29,991
0.20%, 06/01/10 (a)(b)(c)	100,000	99,966
Gotham Funding Corp.
0.20%, 04/13/10 (a)(b)(c)	23,000	22,998
Grampian Funding, L.L.C.
0.35%, 04/15/10 (a)(b)(c)	70,000	69,990
0.26%, 05/06/10 (a)(b)(c)	4,000	3,999
0.28%, 06/14/10 (a)(b)(c)	38,000	37,978
0.31%, 06/17/10 (a)(b)(c)	157,000	156,896
Intesa Funding, L.L.C.
0.27%, 07/07/10 (a)	35,000	34,975
0.30%, 08/11/10 (a)	125,000	124,863
JPMorgan Chase & Co.
0.01%, 04/01/10	435,000	435,000
Jupiter Securitization Corp.
0.16%, 04/06/10 (a)(b)(c)	42,010	42,009
Kitty Hawk Funding Corp.
0.18%, 04/09/10 (a)(b)(c)	129,000	128,995
Manhattan Asset Funding Capital Co., L.L.C.
0.20%, 04/13/10 (a)(b)(c)	84,000	83,994
Market Street Funding Corp.
0.19%, 04/12/10 (a)(b)(c)	100,000	99,994
0.19%, 04/15/10 (a)(b)(c)	48,000	47,996

2

 Schwab Value Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Nationwide Building Society
0.52%, 05/13/10	25,000	24,985
0.40%, 07/07/10	10,000	9,989
0.40%, 09/01/10	110,000	109,813
Nordea North America, Inc.
0.18%, 04/12/10 (a)	85,000	84,995
0.20%, 04/27/10 (a)	235,000	234,966
Park Avenue Receivables
0.17%, 04/08/10 (a)(b)(c)	44,000	43,999
Ranger Funding Co. L.L.C.
0.20%, 05/13/10 (a)(b)(c)	20,000	19,995
Republic of Ireland
0.33%, 05/10/10	50,000	49,982
0.33%, 05/25/10	80,000	79,960
Royal Park Investment Funding Corp. (Belgium Government Guarantee)
0.20%, 04/14/10 (a)(b)(c)	50,000	49,996
0.23%, 04/15/10 (a)(b)(c)	100,000	99,991
0.23%, 04/16/10 (a)(b)(c)	114,000	113,989
Santander Central Hispano Finance (Delaware), Inc.
0.65%, 06/03/10 (a)	16,700	16,681
0.41%, 08/13/10 (a)	125,000	124,809
0.30%, 08/18/10 (a)	58,000	57,933
0.41%, 09/03/10 (a)	143,000	142,748
Societe de Prise de Participation de I’Etat (French Government Guarantee)
0.19%, 05/11/10 (a)(c)	135,000	134,972
Societe Generale North America, Inc.
0.24%, 04/13/10 (a)	190,000	189,985
0.50%, 06/08/10 (a)	65,000	64,939
Solitaire Funding, L.L.C.
0.25%, 04/06/10 (a)(b)(c)	47,000	46,998
0.23%, 04/26/10 (a)(b)(c)	57,000	56,991
0.24%, 05/04/10 (a)(b)(c)	36,000	35,992
0.23%, 05/05/10 (a)(b)(c)	30,000	29,994
State Street Corp.
0.19%, 05/19/10	55,000	54,986
0.25%, 07/07/10	60,000	59,960
Straight A Funding, L.L.C.
0.18%, 04/01/10 (a)(b)(c)(f)	69,000	69,000
0.17%, 04/05/10 (a)(b)(c)(f)	46,000	45,999
0.17%, 04/06/10 (a)(b)(c)(f)	56,000	55,998
0.17%, 04/19/10 (a)(b)(c)(f)	15,725	15,724
0.17%, 04/26/10 (a)(b)(c)(f)	356,296	356,254
0.17%, 04/27/10 (a)(b)(c)(f)	13,000	12,998
0.19%, 05/03/10 (a)(b)(c)(f)	26,000	25,996
0.18%, 05/05/10 (a)(b)(c)(f)	61,919	61,908
0.19%, 05/07/10 (a)(b)(c)(f)	12,000	11,998
0.19%, 05/12/10 (a)(b)(c)(f)	40,000	39,991
0.19%, 05/17/10 (a)(b)(c)(f)	22,000	21,995
0.19%, 05/18/10 (a)(b)(c)(f)	169,000	168,959
0.19%, 05/27/10 (a)(b)(c)(f)	100,000	99,970
0.19%, 06/01/10 (a)(b)(c)(f)	24,000	23,992
Sumitomo Mitsui Banking Corp.
0.23%, 06/07/10 (c)	75,000	74,968
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/02/10 (a)(c)	157,000	156,767
Thunder Bay Funding, L.L.C.
0.18%, 04/07/10 (a)(b)(c)	20,365	20,364
0.20%, 04/07/10 (a)(b)(c)	66,158	66,156
0.18%, 04/15/10 (a)(b)(c)	57,164	57,160
Ticonderoga Funding, L.L.C.
0.22%, 04/22/10 (a)(b)(c)	50,000	49,994
UniCredit Bank Ireland PLC
0.25%, 04/09/10 (a)(c)	30,000	29,998
UniCredit Delaware, Inc.
0.41%, 04/23/10 (a)(c)	88,000	87,978
0.33%, 07/02/10 (a)(c)	82,000	81,932
Variable Funding Capital Corp.
0.17%, 04/13/10 (a)(b)(c)	60,000	59,997
0.20%, 04/16/10 (a)(b)(c)	30,000	29,998
Victory Receivables Corp.
0.08%, 04/01/10 (a)(b)(c)	20,000	20,000

		7,759,716

Fixed-Rate Coupon Notes 4.6%
Federal Home Loan Bank
0.50%, 06/01/10	235,000	234,978
0.55%, 06/03/10	500,000	499,985
0.55%, 06/04/10	150,000	149,995
0.55%, 08/05/10	62,855	62,860
1.38%, 08/27/10	115,000	115,394
0.50%, 10/19/10	100,000	99,986
0.48%, 10/25/10	154,000	153,977

		1,317,175

Fixed-Rate Discount Note 0.1%
Freddie Mac
0.10%, 04/01/10	16,000	16,000

Promissory Note 0.6%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (c)(d)	30,000	30,000
0.95%, 11/04/10 (c)(d)	143,000	143,000

		173,000

Time Deposits 5.3%
Australia & New Zealand Banking Group
0.12%, 04/01/10	402,000	402,000
Bank of Ireland
0.28%, 04/06/10	113,000	113,000
Citibank, N.A.
0.12%, 04/01/10	75,000	75,000
Nordea Finland PLC
0.04%, 04/01/10	70,000	70,000
Northern Trust Co.
0.05%, 04/01/10	250,000	250,000
0.16%, 04/05/10	205,000	205,000
Royal Bank of Canada
0.06%, 04/01/10	405,000	405,000

		1,520,000

Total Fixed-Rate Obligations (Cost $22,578,991)		22,578,991

Variable-Rate Obligations 12.2% of net assets

Abbey National Treasury Services PLC
0.23%, 04/13/10 (a)	147,000	147,003

 3

 Schwab Value Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Bank of America, N.A.
0.50%, 04/22/10	149,000	149,000
Barclays Bank PLC
0.43%, 04/12/10	165,000	165,000
Citigroup Funding, Inc.
1.30%, 05/07/10 (a)	30,000	30,016
Commonwealth Bank of Australia
0.28%, 04/12/10 (c)	40,000	40,000
0.25%, 04/27/10 (c)	50,000	50,000
Fannie Mae
0.14%, 04/13/10	540,000	539,953
0.20%, 05/05/10	250,000	249,969
Freddie Mac
0.05%, 04/12/10	350,000	350,000
0.15%, 04/14/10	430,000	430,083
JPMorgan Chase Bank, N.A.
0.24%, 04/21/10	500,000	500,000
New Jersey Economic Development Authority
0.40%, 04/01/10 (a)	1,700	1,700
Rabobank Nederland
0.23%, 04/06/10	155,000	155,000
0.37%, 04/14/10	190,000	190,000
Royal Bank of Canada
0.23%, 04/06/10	75,000	75,000
Societe Generale
0.30%, 04/26/10	65,000	65,000
Sumitomo Mitsui Banking Corp.
0.21%, 05/05/10	80,000	80,000
Toronto Dominion Bank
0.23%, 04/09/10	280,000	280,000

Total Variable-Rate Obligations (Cost $3,497,724)		3,497,724

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 8.9% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(e)	6,358	6,358

Repurchase Agreements 8.9%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $592,250
0.03%, issued 03/31/10, due 04/01/10	575,000	575,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $840,000
0.04%, issued 03/31/10, due 04/01/10	800,001	800,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $33,910
0.03%, issued 03/31/10, due 04/01/10	33,244	33,244
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $343,200
0.03%, issued 03/31/10, due 04/01/10	330,000	330,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $157,500
0.15%, issued 03/26/10, due 04/01/10	150,004	150,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $551,250
0.01%, issued 03/31/10, due 04/01/10	525,000	525,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $112,858
0.05%, issued 03/31/10, due 04/01/10	110,000	110,000

Total Other Investments (Cost $2,529,602)		2,529,602

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10, the tax basis cost of the fund’s investments was $28,606,317.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,225,955 or 18.3% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $179,358 or 0.6% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversificiation requirements of Rule 2a-7(c)(4)(i).

4

 Schwab Value Advantage Money Fund

Portfolio Holdings  (Unaudited) continued

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47698MAR10 - 00

 5

The Charles Schwab Family of Funds
Schwab Money Market Fund

Portfolio Holdings as of March 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

84.9%		Fixed-Rate Obligations	12,047,229	12,047,229
9.5%		Variable-Rate Obligations	1,347,321	1,347,321
5.6%		Other Investments	787,453	787,453
0.6%		U.S. Government Security	84,993	84,993

100.6%		Total Investments	14,266,996	14,266,996
(0	.6)%	Other Assets and Liabilities, Net		(83,607)

100.0%		Net Assets		14,183,389

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 84.9% of net assets

Bank Notes 6.0%
Bank of America, N.A.
0.35%, 04/23/10	14,000	14,000
0.20%, 05/03/10	75,000	75,000
0.23%, 06/04/10	35,000	35,000
0.24%, 06/11/10	102,000	102,000
0.24%, 06/14/10	251,000	251,000
0.31%, 06/14/10	15,000	15,000
0.25%, 06/22/10	59,000	59,000
0.26%, 06/29/10	10,000	10,000
0.28%, 07/14/10	96,000	96,000
Chase Bank (USA), N.A.
0.19%, 05/12/10	100,000	100,000
0.19%, 05/14/10	93,000	93,000

		850,000

Certificates of Deposit 36.6%
Abbey National Treasury Services PLC
0.19%, 04/07/10 (a)	5,000	5,000
0.18%, 05/05/10 (a)	8,000	8,000
Australia & New Zealand Banking Group Ltd.
0.21%, 05/26/10	50,000	50,000
Banco Bilbao Vizcaya Argentaria S.A.
0.27%, 04/12/10	95,000	95,000
0.24%, 06/01/10	27,000	27,000
0.25%, 06/07/10	49,000	49,000
Bank of Nova Scotia
0.30%, 04/19/10	23,000	23,000
0.18%, 04/20/10	40,000	40,000
0.19%, 05/03/10	88,000	88,000
0.19%, 05/12/10	63,000	63,000
0.20%, 06/01/10	42,000	42,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.21%, 04/26/10	90,000	90,000
0.78%, 05/18/10	49,000	49,000
0.80%, 10/22/10	60,000	60,000
Barclays Bank PLC
0.87%, 12/10/10	55,000	55,000
0.82%, 12/20/10	27,000	27,000
BNP Paribas
0.19%, 04/05/10	140,000	140,000
0.16%, 04/07/10	30,000	30,000
0.19%, 04/09/10	74,000	74,000
0.22%, 04/12/10	118,000	118,000
0.22%, 04/13/10	130,000	130,000
0.20%, 04/29/10	150,000	150,000
0.20%, 05/03/10	20,000	20,000
0.20%, 05/06/10	19,000	19,000
Citibank, N.A.
0.20%, 04/26/10	60,000	60,000
0.20%, 04/27/10	89,000	89,000
0.20%, 04/29/10	15,000	15,000
0.20%, 05/03/10	28,000	28,000
0.24%, 05/19/10	23,000	23,000
0.24%, 05/20/10	75,000	75,000
Commerzbank AG
0.25%, 04/23/10	56,000	56,000
Commonwealth Bank of Australia
0.48%, 10/06/10	12,000	12,000
Credit Agricole Corporate & Investment Bank
0.23%, 05/03/10	38,000	38,000
Credit Agricole S.A.
0.18%, 04/09/10	36,000	36,000
0.30%, 04/12/10	70,000	70,000
0.30%, 04/14/10	55,000	55,000
0.42%, 09/08/10	85,000	85,000
Credit Suisse
0.65%, 10/25/10	110,000	110,000
Deutsche Bank AG
0.19%, 04/07/10	228,000	228,000
0.19%, 04/08/10	40,000	40,000
0.18%, 05/05/10	130,000	130,000
DnB NOR Bank ASA
0.30%, 06/30/10	27,000	27,000
0.30%, 08/09/10	115,000	115,000
HSBC Bank PLC
0.30%, 08/16/10	113,000	113,000
ING Bank N.V.
0.35%, 04/01/10	43,000	43,000
0.29%, 04/07/10	27,000	27,000
Intesa Sanpaolo
0.20%, 04/06/10	70,000	70,000

 1

 Schwab Money Market Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.20%, 04/07/10	100,000	100,000
0.30%, 04/13/10	65,000	65,000
0.18%, 04/15/10	40,000	40,000
Landesbank Hessen-Thuringen Girozentrale
0.30%, 05/07/10	56,000	56,000
Lloyds TSB Bank PLC
0.20%, 04/01/10	76,000	76,000
0.20%, 04/06/10	50,000	50,000
0.35%, 09/01/10	71,000	71,000
0.62%, 10/12/10	10,000	10,000
0.95%, 12/17/10	42,000	42,000
Mitsubishi UFJ Trust & Banking Corp.
0.55%, 06/01/10	23,000	23,000
0.56%, 07/22/10	100,000	100,000
Mizuho Corporate Bank Ltd.
0.30%, 05/17/10	47,000	47,000
0.23%, 06/08/10	11,000	11,000
0.24%, 06/11/10	83,000	83,000
National Australia Bank Ltd.
0.20%, 04/09/10	50,000	50,000
0.20%, 04/19/10	97,000	97,000
0.34%, 04/21/10	38,000	38,000
Nordea Bank Finland PLC
0.18%, 04/05/10	84,000	84,000
0.16%, 04/06/10	29,000	29,000
Rabobank Nederland
0.55%, 09/08/10	93,000	93,000
0.55%, 09/13/10	6,000	6,000
0.52%, 09/14/10	36,000	36,000
Royal Bank of Scotland PLC
0.70%, 04/20/10	15,000	15,000
0.62%, 05/10/10	2,000	2,000
0.65%, 10/04/10	37,000	37,000
0.60%, 10/27/10	16,000	16,000
0.62%, 12/13/10	130,000	130,000
0.93%, 12/17/10	40,000	40,000
Societe Generale
0.25%, 04/01/10	50,000	50,000
0.23%, 06/04/10	40,000	40,000
Sumitomo Mitsui Banking Corp.
0.23%, 05/27/10	105,000	105,000
Sumitomo Trust & Banking Co.
0.40%, 05/10/10	36,000	36,000
0.32%, 06/04/10	37,000	37,000
Svenska Handelsbanken AB
0.19%, 04/23/10	13,000	13,000
0.19%, 04/27/10	50,000	50,000
0.19%, 04/29/10	47,000	47,000
0.20%, 05/17/10	26,000	26,000
Toronto Dominion Bank
0.90%, 06/11/10	60,000	60,000
0.50%, 06/15/10	7,000	7,000
0.68%, 08/16/10	18,000	18,000
0.50%, 10/06/10	29,000	29,000
UBS AG
0.99%, 12/17/10	27,000	27,000
UniCredit Bank AG
0.30%, 05/07/10	40,000	40,000
UniCredit S.p.A.
0.37%, 05/10/10	67,000	67,000
0.29%, 05/24/10	46,000	46,000
Union Bank, N.A.
0.20%, 05/04/10	48,000	48,000
0.23%, 06/16/10	9,000	9,000

		5,199,000

Commercial Paper & Other Corporate Obligations 29.2%
Alpine Securitization Corp.
0.17%, 04/06/10 (a)(b)(c)	25,000	24,999
0.18%, 04/08/10 (a)(b)(c)	8,000	8,000
Atlantic Asset Securitization, L.L.C.
0.19%, 04/12/10 (a)(b)(c)	40,000	39,998
Atlantis One Funding Corp.
0.21%, 04/06/10 (a)(b)(c)	5,000	5,000
0.20%, 05/12/10 (a)(b)(c)	75,000	74,983
0.22%, 07/02/10 (a)(b)(c)	147,000	146,917
Bank of America Corp.
0.22%, 05/13/10	22,000	21,994
0.25%, 06/18/10	60,000	59,968
Barclays US Funding Corp.
0.10%, 04/01/10 (a)	65,000	65,000
CAFCO, L.L.C.
0.37%, 04/05/10 (a)(b)(c)	21,000	20,999
0.20%, 04/20/10 (a)(b)(c)	54,300	54,294
0.23%, 06/02/10 (a)(b)(c)	50,000	49,980
0.31%, 07/12/10 (a)(b)(c)	15,000	14,987
Cancara Asset Securitization, L.L.C.
0.23%, 04/19/10 (a)(b)(c)	70,000	69,992
0.35%, 05/19/10 (a)(b)(c)	2,000	1,999
0.36%, 08/17/10 (a)(b)(c)	15,000	14,979
Chariot Funding, L.L.C.
0.20%, 04/27/10 (a)(b)(c)	22,000	21,997
0.20%, 05/26/10 (a)(b)(c)	20,000	19,994
0.21%, 06/24/10 (a)(b)(c)	100,000	99,951
Ciesco, L.L.C.
0.28%, 07/07/10 (a)(b)(c)	34,000	33,974
Citigroup Funding, Inc.
0.64%, 05/04/10 (a)	37,000	36,978
0.44%, 06/10/10 (a)	128,000	127,891
0.44%, 09/13/10 (a)	71,000	70,857
Commonwealth Bank of Australia
0.20%, 06/07/10	20,000	19,993
CRC Funding, L.L.C.
0.37%, 04/05/10 (a)(b)(c)	78,000	77,997
0.36%, 04/12/10 (a)(b)(c)	7,000	6,999
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.24%, 04/01/10 (b)(c)	20,000	20,000
0.23%, 05/05/10 (b)(c)	32,000	31,993
0.22%, 05/06/10 (b)(c)	65,000	64,986
0.23%, 05/07/10 (b)(c)	51,000	50,988
Danske Corp. (Danish Government Guarantee)
0.20%, 04/06/10 (a)(c)	5,000	5,000
0.20%, 04/15/10 (a)(c)	35,000	34,997
0.20%, 05/04/10 (a)(c)	100,000	99,982
0.20%, 05/11/10 (a)(c)	2,000	2,000
Falcon Asset Securitization Corp.
0.21%, 05/17/10 (a)(b)(c)	7,000	6,998
0.20%, 05/26/10 (a)(b)(c)	15,000	14,995
0.20%, 06/01/10 (a)(b)(c)	110,000	109,963
Gotham Funding Corp.
0.20%, 04/13/10 (a)(b)(c)	10,000	9,999
0.23%, 04/29/10 (a)(b)(c)	93,000	92,983

2

 Schwab Money Market Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Grampian Funding, L.L.C.
0.30%, 04/09/10 (a)(b)(c)	6,000	6,000
0.26%, 05/06/10 (a)(b)(c)	66,000	65,983
0.28%, 06/14/10 (a)(b)(c)	31,000	30,982
0.31%, 06/17/10 (a)(b)(c)	38,000	37,975
Hewlett Packard
0.10%, 04/06/10 (c)	87,000	86,999
HSBC USA, Inc.
0.22%, 05/11/10	36,000	35,991
0.21%, 05/19/10	25,000	24,993
Intesa Funding L.L.C.
0.17%, 04/01/10 (a)	45,000	45,000
0.17%, 04/06/10 (a)	20,000	20,000
JPMorgan Chase & Co.
0.01%, 04/01/10	215,000	215,000
Jupiter Securitization Corp.
0.21%, 05/17/10 (a)(b)(c)	81,000	80,978
Kitty Hawk Funding Corp.
0.24%, 06/11/10 (a)(b)(c)	17,000	16,992
Manhattan Asset Funding Capital Co., L.L.C.
0.22%, 04/27/10 (a)(b)(c)	20,000	19,997
0.24%, 05/20/10 (a)(b)(c)	23,000	22,992
Market Street Funding Corp.
0.21%, 04/06/10 (a)(b)(c)	35,000	34,999
Nationwide Building Society
0.52%, 05/13/10	10,000	9,994
0.40%, 07/07/10	21,000	20,977
0.35%, 08/18/10	40,000	39,946
Nordea North America, Inc.
0.20%, 04/27/10 (a)	50,000	49,993
0.19%, 05/04/10 (a)	40,000	39,993
0.19%, 05/18/10 (a)	77,000	76,981
Republic of Ireland
0.33%, 05/10/10	80,000	79,971
0.33%, 05/11/10	60,000	59,978
Royal Park Investment Funding Corp. (Belgium Government Guarantee)
0.23%, 04/08/10 (a)(b)(c)	36,000	35,998
0.23%, 04/12/10 (a)(b)(c)	29,000	28,998
0.24%, 05/04/10 (a)(b)(c)	25,000	24,995
Santander Central Hispano Finance (Delaware), Inc.
0.41%, 08/13/10 (a)	125,000	124,809
0.41%, 09/03/10 (a)	13,000	12,977
0.51%, 10/01/10 (a)	6,000	5,984
Sheffield Receivables Corp.
0.18%, 04/13/10 (a)(b)(c)	50,000	49,997
0.20%, 06/01/10 (a)(b)(c)	50,000	49,983
0.20%, 06/04/10 (a)(b)(c)	10,000	9,996
Societe Generale North America, Inc.
0.50%, 06/08/10 (a)	35,000	34,967
Solitaire Funding, L.L.C.
0.25%, 04/06/10 (a)(b)(c)	14,000	14,000
0.24%, 04/13/10 (a)(b)(c)	7,000	6,999
0.24%, 05/04/10 (a)(b)(c)	28,000	27,994
0.24%, 05/11/10 (a)(b)(c)	14,000	13,996
0.25%, 06/01/10 (a)(b)(c)	60,000	59,975
Starbird Funding Corp.
0.20%, 05/21/10 (a)(b)(c)	20,000	19,994
0.20%, 05/26/10 (a)(b)(c)	60,000	59,982
Straight A Funding, L.L.C.
0.18%, 04/01/10 (a)(b)(c)(f)	162,000	162,000
0.17%, 04/06/10 (a)(b)(c)(f)	29,000	29,000
0.17%, 04/15/10 (a)(b)(c)(f)	17,000	16,999
0.17%, 04/19/10 (a)(b)(c)(f)	130,000	129,989
0.17%, 04/26/10 (a)(b)(c)(f)	41,000	40,995
0.19%, 05/18/10 (a)(b)(c)(f)	6,071	6,070
0.19%, 06/01/10 (a)(b)(c)(f)	9,000	8,997
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/01/10 (a)(c)	47,000	46,932
0.87%, 06/02/10 (a)(c)	2,000	1,997
Thames Asset Global Securitization No. 1, Inc.
0.21%, 04/06/10 (a)(b)(c)	25,504	25,503
0.26%, 06/15/10 (a)(b)(c)	46,000	45,975
UniCredit Bank Ireland PLC
0.25%, 04/09/10 (a)(c)	70,000	69,996
UniCredit Delaware, Inc.
0.41%, 04/23/10 (a)(c)	30,000	29,992
Variable Funding Capital Corp.
0.17%, 04/13/10 (a)(b)(c)	20,000	19,999
0.20%, 04/16/10 (a)(b)(c)	15,000	14,999
Windmill Funding Corp.
0.19%, 04/07/10 (a)(b)(c)	20,000	19,999
0.20%, 04/15/10 (a)(b)(c)	30,000	29,998

		4,139,402

Fixed-Rate Coupon Notes 2.0%
Federal Home Loan Bank
0.53%, 10/19/10	100,000	99,986
0.54%, 10/20/10	88,000	87,982
0.51%, 10/25/10	96,000	95,985

		283,953

Fixed-Rate Discount Notes 5.1%
Fannie Mae
0.14%, 04/01/10	14,000	14,000
0.18%, 04/01/10	148,000	148,000
0.14%, 05/03/10	35,180	35,176
0.20%, 05/03/10	4,400	4,399
Federal Home Loan Bank
0.12%, 04/05/10	29,162	29,162
0.12%, 04/06/10	22,000	22,000
0.12%, 04/07/10	22,000	21,999
0.15%, 04/14/10	41,500	41,498
0.17%, 04/16/10	87,083	87,077
0.16%, 05/07/10	95,000	94,985
0.17%, 05/19/10	73,000	72,983
Freddie Mac
0.10%, 04/01/10	10,239	10,239
0.12%, 04/06/10	4,640	4,640
0.11%, 04/07/10	22,032	22,032
0.15%, 04/12/10	41,697	41,695
0.17%, 04/26/10	12,000	11,999
0.16%, 05/05/10	50,000	49,992
0.17%, 05/10/10	8,000	7,998

		719,874

Promissory Note 0.4%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (c)(d)	12,000	12,000
0.95%, 11/04/10 (c)(d)	50,000	50,000

		62,000

 3

 Schwab Money Market Fund

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Time Deposits 5.6%
Australia & New Zealand Banking Group
0.12%, 04/01/10	211,000	211,000
Bank of Ireland
0.28%, 04/06/10	55,000	55,000
Citibank, N.A.
0.12%, 04/01/10	75,000	75,000
Northern Trust Co.
0.05%, 04/01/10	150,000	150,000
0.16%, 04/05/10	100,000	100,000
Royal Bank of Canada
0.06%, 04/01/10	202,000	202,000

		793,000

Total Fixed-Rate Obligations (Cost $12,047,229)		12,047,229

Variable-Rate Obligations 9.5% of net assets

ABAG Financial Authority for Nonprofit Corps., California
0.55%, 04/01/10 (a)	17,620	17,620
Abbey National Treasury Services PLC
0.23%, 04/13/10 (a)	46,000	46,001
Australia & New Zealand Banking Group Ltd.
0.23%, 04/06/10	25,000	25,000
Barclays Bank PLC
0.43%, 04/12/10	15,000	15,000
Citigroup Funding, Inc.
1.30%, 05/07/10 (a)	25,000	25,014
Commonwealth Bank of Australia
0.28%, 04/12/10 (c)	74,000	74,000
0.25%, 04/27/10 (c)	150,000	150,000
Fannie Mae
0.14%, 04/13/10	180,000	179,966
Federal Home Loan Bank
0.15%, 04/26/10	25,000	24,985
Freddie Mac
0.05%, 04/12/10	125,000	125,000
JPMorgan Chase Bank, N.A.
0.24%, 04/21/10	129,000	129,000
New Jersey Economic Development Authority
0.35%, 04/05/10 (a)	36,800	36,800
Rabobank Nederland
0.23%, 04/06/10	67,000	67,000
0.37%, 04/14/10	69,000	69,000
Royal Bank of Canada
0.23%, 04/06/10	50,000	50,000
SE Christian Church, Jefferson County, KY
0.29%, 04/01/10 (a)	2,940	2,940
Societe Generale
0.29%, 04/20/10	70,000	70,000
0.30%, 04/26/10	55,000	55,000
Sumitomo Mitsui Banking Corp.
0.21%, 05/05/10	60,000	60,000
Westpac Banking Corp.
0.23%, 04/06/10	75,000	75,000
0.27%, 04/15/10	50,000	49,995

Total Variable-Rate Obligations (Cost $1,347,321)		1,347,321

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 5.6% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(e)	2,683	2,683

Repurchase Agreements 5.6%
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $208,000
0.04%, issued 03/31/10, due 04/01/10	200,000	200,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $50,768
0.03%, issued 03/31/10, due 04/01/10	49,770	49,770
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $104,000
0.03%, issued 03/31/10, due 04/01/10	100,000	100,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $68,250
0.15%, issued 03/26/10, due 04/01/10	65,002	65,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $273,000
0.01%, issued 03/31/10, due 04/01/10	260,000	260,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $112,420
0.05%, issued 03/31/10, due 04/01/10	110,000	110,000

Total Other Investments (Cost $787,453)		787,453

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Security 0.6% of net assets

U.S. Treasury Bill 0.6%
U.S. Treasury Bill
0.15%, 04/19/10	85,000	84,993

Total U.S. Government Security (Cost $84,993)		84,993

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10, the tax basis cost of the fund’s investments was $14,266,996.

4

 Schwab Money Market Fund

Portfolio Holdings  (Unaudited) continued

*	Non-income producing security.
(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,127,850 or 22.1% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $64,683 or 0.5% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47697MAR10 - 00

 5

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves

Portfolio Holdings as of March 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

81.4%		Fixed-Rate Obligations	15,945,461	15,945,461
11.7%		Variable-Rate Obligations	2,294,845	2,294,845
6.9%		Other Investments	1,339,264	1,339,264
0.1%		U.S. Government Security	19,999	19,999

100.1%		Total Investments	19,599,569	19,599,569
(0	.1)%	Other Assets and Liabilities, Net		(17,057)

100.0%		Net Assets		19,582,512

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 81.4% of net assets

Bank Notes 5.8%
Bank of America, N.A.
0.33%, 06/01/10	72,000	72,000
0.23%, 06/02/10	46,000	46,000
0.23%, 06/03/10	62,000	62,000
0.33%, 06/04/10	45,000	45,000
0.24%, 06/11/10	30,000	30,000
0.24%, 06/14/10	270,000	270,000
0.25%, 06/28/10	45,000	45,000
0.26%, 06/29/10	111,000	111,000
0.28%, 07/14/10	29,000	29,000
0.29%, 07/15/10	25,000	25,000
Chase Bank (USA), N.A.
0.19%, 05/11/10	120,000	120,000
0.19%, 05/12/10	175,000	175,000
0.19%, 05/14/10	113,000	113,000

		1,143,000

Certificates of Deposit 37.5%
Banco Bilbao Vizcaya Argentaria S.A.
0.22%, 04/12/10	5,000	5,000
0.27%, 04/12/10	114,000	114,000
0.24%, 06/01/10	38,000	38,000
0.24%, 06/02/10	44,000	44,000
Bank of Nova Scotia
0.30%, 04/19/10	42,000	42,000
0.18%, 04/20/10	100,000	100,000
0.20%, 06/01/10	64,000	64,000
0.30%, 08/11/10	25,000	25,000
Bank of the West
0.21%, 04/15/10	29,000	29,000
0.40%, 06/07/10	30,000	30,000
Bank of Tokyo Mitsubishi UFJ Ltd.
0.22%, 05/10/10	7,000	7,000
0.73%, 05/24/10	50,000	50,000
0.23%, 05/26/10	150,000	150,000
0.65%, 06/08/10	98,000	98,000
0.53%, 09/07/10	67,000	67,000
0.55%, 09/08/10	10,000	10,000
0.80%, 10/22/10	25,000	25,000
Barclays Bank PLC
0.61%, 10/04/10	30,000	30,000
1.25%, 10/21/10	37,000	37,000
BNP Paribas
0.22%, 04/07/10	17,000	17,000
0.19%, 04/09/10	40,000	40,000
0.32%, 04/14/10	33,000	33,000
0.32%, 04/15/10	68,000	68,000
0.22%, 04/22/10	15,000	15,000
0.21%, 04/27/10	7,000	7,000
0.20%, 05/06/10	18,000	18,000
0.21%, 05/10/10	56,000	56,000
0.23%, 05/24/10	218,000	218,000
0.24%, 06/09/10	309,000	309,000
0.23%, 06/11/10	94,000	94,000
Citibank, N.A.
0.20%, 04/27/10	110,000	110,000
0.20%, 05/03/10	4,000	4,000
0.21%, 05/05/10	40,000	40,000
0.21%, 05/06/10	37,000	37,000
0.22%, 05/11/10	112,000	112,000
0.24%, 05/19/10	88,000	88,000
0.24%, 05/20/10	100,000	100,000
Commerzbank AG
0.25%, 04/23/10	79,000	79,000
Commonwealth Bank of Australia
0.48%, 10/06/10	13,000	13,000
Credit Agricole Corporate & Investment Bank
0.23%, 05/03/10	46,000	46,000
Credit Agricole S.A.
0.30%, 04/12/10	100,000	100,000
0.42%, 09/08/10	196,000	196,000
0.41%, 09/15/10	3,000	3,000
Credit Suisse
0.65%, 10/25/10	27,000	27,000
Deutsche Bank AG
0.19%, 04/07/10	228,000	228,000
0.19%, 04/08/10	100,000	100,000
0.18%, 05/05/10	188,000	188,000
0.18%, 05/06/10	91,000	91,000
DnB NOR Bank ASA
0.22%, 06/28/10	160,000	160,000
0.30%, 06/30/10	40,000	40,000

 1

 Schwab Advisor Cash Reserves

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
HSBC Bank PLC
0.30%, 04/08/10	23,000	23,000
0.30%, 08/16/10	142,000	142,000
0.32%, 08/31/10	63,000	63,000
ING Bank N.V.
0.35%, 04/01/10	60,000	60,000
0.29%, 04/07/10	39,000	39,000
Intesa Sanpaolo
0.20%, 04/06/10	78,000	78,000
0.20%, 04/07/10	160,000	160,000
0.32%, 04/09/10	23,000	23,000
0.30%, 04/13/10	46,000	46,000
0.18%, 04/15/10	85,000	85,000
0.30%, 04/27/10	36,000	36,000
Landesbank Hessen-Thuringen Girozentrale
0.30%, 05/07/10	80,000	80,000
Lloyds TSB Bank PLC
0.20%, 04/01/10	34,000	34,000
0.20%, 04/06/10	71,000	71,000
0.35%, 09/01/10	183,000	183,000
1.20%, 11/02/10	56,000	56,000
Mitsubishi UFJ Trust & Banking Corp.
0.55%, 06/01/10	45,000	45,000
Mizuho Corporate Bank Ltd.
0.30%, 05/24/10	75,000	75,000
0.24%, 06/10/10	73,000	73,000
0.24%, 06/11/10	48,000	48,000
National Australia Bank Ltd.
0.20%, 04/09/10	285,000	285,000
Nordea Bank Finland PLC
0.18%, 04/05/10	60,000	60,000
0.16%, 04/06/10	97,000	97,000
Rabobank Nederland
0.55%, 09/10/10	100,000	100,000
0.55%, 09/13/10	29,000	29,000
0.52%, 09/14/10	100,000	100,000
0.52%, 09/15/10	109,000	109,000
Royal Bank of Scotland PLC
0.70%, 04/20/10	45,000	45,000
0.75%, 04/22/10	48,000	48,000
0.98%, 08/11/10	11,000	11,000
1.37%, 10/21/10	55,000	55,000
Societe Generale
0.25%, 04/01/10	50,000	50,000
0.18%, 04/05/10	200,000	200,000
0.23%, 06/04/10	50,000	50,000
0.51%, 06/16/10	55,000	55,000
Sumitomo Mitsui Banking Corp.
0.31%, 08/02/10	50,000	50,000
Sumitomo Trust & Banking Co.
0.40%, 05/04/10	43,000	43,000
0.62%, 06/15/10	18,000	18,000
0.62%, 06/16/10	37,000	37,000
0.35%, 09/07/10	102,000	102,000
Svenska Handelsbanken AB
0.19%, 05/14/10	162,000	162,000
Toronto Dominion Bank
0.20%, 04/13/10	80,000	80,012
0.68%, 08/16/10	108,000	108,000
0.50%, 10/06/10	100,000	100,000
UBS AG
1.28%, 10/25/10	37,000	37,000
UniCredit Bank AG
0.30%, 05/07/10	59,000	59,000
UniCredit S.p.A.
0.37%, 05/10/10	2,000	2,000
0.37%, 05/12/10	77,000	77,000
0.29%, 05/24/10	63,000	63,000
Union Bank, N.A.
0.21%, 05/06/10	50,000	50,000
0.23%, 06/16/10	30,000	30,000

		7,334,012

Commercial Paper & Other Corporate Obligations 26.1%
Amsterdam Funding Corp.
0.18%, 04/05/10 (a)(b)(c)	7,000	7,000
ANZ National (Int’l) Ltd.
0.20%, 04/07/10 (a)	17,000	16,999
Atlantic Asset Securitization, L.L.C.
0.19%, 04/12/10 (a)(b)(c)	45,000	44,997
0.20%, 05/14/10 (a)(b)(c)	21,000	20,995
Atlantis One Funding Corp.
0.21%, 04/06/10 (a)(b)(c)	7,000	7,000
0.20%, 05/12/10 (a)(b)(c)	7,000	6,998
Bank of America Corp.
0.22%, 05/13/10	130,000	129,967
0.24%, 06/14/10	71,000	70,965
0.25%, 06/18/10	1,000	1,000
Barclays US Funding Corp.
0.10%, 04/01/10 (a)	60,000	60,000
BNZ International Funding Ltd.
0.20%, 05/18/10 (a)	19,000	18,995
CAFCO, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	100,000	100,000
0.37%, 04/05/10 (a)(b)(c)	114,000	113,995
Cancara Asset Securitization, L.L.C.
0.23%, 04/19/10 (a)(b)(c)	19,000	18,998
0.23%, 05/12/10 (a)(b)(c)	16,000	15,996
0.22%, 05/17/10 (a)(b)(c)	50,000	49,986
0.35%, 05/19/10 (a)(b)(c)	60,000	59,972
0.36%, 08/17/10 (a)(b)(c)	15,000	14,979
Ciesco, L.L.C.
0.44%, 04/01/10 (a)(b)(c)	200,000	200,000
0.26%, 06/22/10 (a)(b)(c)	8,000	7,995
Citigroup Funding, Inc.
0.44%, 09/15/10 (a)	173,000	172,647
CRC Funding, L.L.C.
0.37%, 04/05/10 (a)(b)(c)	21,000	20,999
Dakota CP Notes of Citibank Credit Card Issuance Trust
0.23%, 05/05/10 (b)(c)	80,000	79,983
0.22%, 05/06/10 (b)(c)	83,000	82,982
0.23%, 05/07/10 (b)(c)	130,000	129,970
Danske Corp. (Danish Government Guarantee)
0.20%, 04/15/10 (a)(c)	11,000	10,999
0.20%, 05/03/10 (a)(c)	32,000	31,994
0.20%, 05/04/10 (a)(c)	32,000	31,994
0.20%, 05/11/10 (a)(c)	123,000	122,973
Falcon Asset Securitization Corp.
0.21%, 04/01/10 (a)(b)(c)	10,000	10,000
0.21%, 05/17/10 (a)(b)(c)	62,000	61,983
0.20%, 05/26/10 (a)(b)(c)	18,000	17,995
Gotham Funding Corp.
0.20%, 04/13/10 (a)(b)(c)	16,000	15,999

2

 Schwab Advisor Cash Reserves

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Grampian Funding, L.L.C.
0.30%, 04/09/10 (a)(b)(c)	6,000	6,000
0.35%, 04/15/10 (a)(b)(c)	5,000	4,999
0.26%, 05/10/10 (a)(b)(c)	26,000	25,993
0.59%, 05/14/10 (a)(b)(c)	75,000	74,947
0.31%, 06/17/10 (a)(b)(c)	84,000	83,944
Hewlett Packard
0.10%, 04/06/10 (c)	113,000	112,998
HSBC USA, Inc.
0.22%, 05/11/10	14,000	13,997
0.21%, 05/19/10	50,000	49,986
Intesa Funding L.L.C.
0.17%, 04/06/10 (a)	67,000	66,998
JPMorgan Chase & Co.
0.01%, 04/01/10	295,000	295,000
Jupiter Securitization Corp.
0.20%, 05/10/10 (a)(b)(c)	33,700	33,693
Kitty Hawk Funding Corp.
0.24%, 06/11/10 (a)(b)(c)	50,000	49,976
Manhattan Asset Funding Capital Co., L.L.C.
0.22%, 04/19/10 (a)(b)(c)	40,000	39,996
0.22%, 05/11/10 (a)(b)(c)	16,000	15,996
Market Street Funding Corp.
0.20%, 04/06/10 (a)(b)(c)	13,000	13,000
0.20%, 04/07/10 (a)(b)(c)	54,530	54,528
0.20%, 06/03/10 (a)(b)(c)	33,000	32,989
Nationwide Building Society
0.52%, 05/13/10	21,000	20,987
0.40%, 07/07/10	24,000	23,974
0.37%, 07/14/10	20,000	19,979
0.42%, 09/10/10	33,000	32,938
Nordea North America, Inc.
0.16%, 04/05/10 (a)	81,000	80,999
0.18%, 04/12/10 (a)	150,000	149,992
Old Line Funding, L.L.C.
0.17%, 04/01/10 (a)(b)(c)	24,029	24,029
Ranger Funding Co., L.L.C.
0.18%, 04/20/10 (a)(b)(c)	57,000	56,995
Republic of Ireland
0.33%, 05/06/10	50,000	49,984
0.33%, 05/10/10	150,000	149,946
Royal Park Investment Funding Corp. (Belgium Government Guarantee)
0.23%, 04/16/10 (a)(b)(c)	112,000	111,989
0.24%, 05/04/10 (a)(b)(c)	38,000	37,992
Santander Central Hispano Finance (Delaware), Inc.
0.41%, 08/13/10 (a)	100,000	99,847
0.41%, 09/03/10 (a)	100,000	99,824
Sheffield Receivables Corp.
0.18%, 04/05/10 (a)(b)(c)	12,000	12,000
0.20%, 04/06/10 (a)(b)(c)	100,000	99,997
0.20%, 06/04/10 (a)(b)(c)	12,000	11,996
Societe Generale North America, Inc.
0.24%, 04/13/10 (a)	7,000	6,999
Solitaire Funding, L.L.C.
0.23%, 04/13/10 (a)(b)(c)	7,000	7,000
0.23%, 04/19/10 (a)(b)(c)	8,000	7,999
0.24%, 05/04/10 (a)(b)(c)	61,000	60,987
0.24%, 05/07/10 (a)(b)(c)	19,000	18,995
Starbird Funding Corp.
0.20%, 04/22/10 (a)(b)(c)	10,000	9,999
State Street Corp.
0.25%, 07/07/10	97,000	96,935
Straight A Funding, L.L.C.
0.18%, 04/01/10 (a)(b)(c)(f)	61,000	61,000
0.17%, 04/05/10 (a)(b)(c)(f)	90,262	90,260
0.17%, 04/06/10 (a)(b)(c)(f)	98,167	98,164
0.17%, 04/07/10 (a)(b)(c)(f)	20,000	19,999
0.17%, 04/08/10 (a)(b)(c)(f)	4,299	4,299
0.17%, 04/15/10 (a)(b)(c)(f)	25,046	25,044
0.17%, 04/19/10 (a)(b)(c)(f)	10,000	9,999
0.17%, 04/26/10 (a)(b)(c)(f)	67,000	66,992
0.17%, 04/27/10 (a)(b)(c)(f)	11,000	10,999
0.18%, 05/03/10 (a)(b)(c)(f)	11,000	10,998
0.19%, 05/07/10 (a)(b)(c)(f)	5,000	4,999
0.19%, 05/17/10 (a)(b)(c)(f)	79,000	78,981
0.19%, 05/18/10 (a)(b)(c)(f)	23,000	22,994
0.19%, 05/27/10 (a)(b)(c)(f)	16,000	15,995
0.19%, 06/01/10 (a)(b)(c)(f)	59,000	58,981
Swedbank AB (Swedish Government Guarantee)
0.87%, 06/01/10 (a)(c)	75,000	74,891
Thames Asset Global Securitization No. 1, Inc.
0.21%, 04/06/10 (a)(b)(c)	116,004	116,001
Thunder Bay Funding, L.L.C.
0.20%, 04/08/10 (a)(b)(c)	23,960	23,959
Ticonderoga Funding, L.L.C.
0.22%, 04/22/10 (a)(b)(c)	40,032	40,027
Tulip Funding Corp.
0.22%, 04/09/10 (a)(b)(c)	99,922	99,917
UniCredit Delaware, Inc.
0.41%, 04/23/10 (a)(c)	60,000	59,985
Variable Funding Capital Corp.
0.17%, 04/13/10 (a)(b)(c)	20,000	19,999
0.20%, 04/16/10 (a)(b)(c)	20,000	19,998
Yorktown Capital, L.L.C.
0.18%, 04/20/10 (a)(b)(c)	60,029	60,023

		5,119,281

Fixed-Rate Coupon Notes 3.6%
Fannie Mae
0.50%, 06/15/10	18,000	18,243
Federal Home Loan Bank
0.55%, 06/01/10	155,000	154,985
0.56%, 06/04/10	90,000	89,997
0.52%, 06/25/10	47,450	47,454
0.55%, 07/16/10	54,155	54,617
0.57%, 07/22/10	52,000	51,996
0.58%, 08/05/10	150,000	149,981
0.51%, 10/25/10	145,000	144,979

		712,252

Fixed-Rate Discount Notes 2.7%
Fannie Mae
0.14%, 05/03/10	200,000	199,975
0.20%, 05/03/10	8,000	7,999
0.51%, 07/12/10	36,000	35,948
Federal Home Loan Bank
0.12%, 04/06/10	40,000	39,999
0.15%, 04/14/10	8,000	8,000
0.16%, 05/07/10	5,000	4,999
0.17%, 05/19/10	46,976	46,965

 3

 Schwab Advisor Cash Reserves

Portfolio Holdings  (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Freddie Mac
0.17%, 05/10/10	7,300	7,299
0.50%, 07/06/10	50,000	49,933
0.53%, 07/12/10	135,000	134,799

		535,916

Promissory Note 0.5%
The Goldman Sachs Group, Inc.
0.70%, 08/04/10 (c)(d)	16,000	16,000
0.95%, 11/04/10 (c)(d)	75,000	75,000

		91,000

Time Deposits 5.2%
Australia & New Zealand Banking Group
0.12%, 04/01/10	275,000	275,000
Bank of Ireland
0.28%, 04/06/10	73,000	73,000
Citibank, N.A.
0.12%, 04/01/10	75,000	75,000
Northern Trust Co.
0.05%, 04/01/10	150,000	150,000
0.16%, 04/05/10	147,000	147,000
Royal Bank of Canada
0.06%, 04/01/10	290,000	290,000

		1,010,000

Total Fixed-Rate Obligations (Cost $15,945,461)		15,945,461

Variable-Rate Obligations 11.7% of net assets

Abbey National Treasury Services PLC
0.23%, 04/13/10 (a)	95,000	95,002
Australia & New Zealand Banking Group Ltd.
0.23%, 04/06/10	25,000	25,000
Banco Bilbao Vizcaya Argentaria S.A.
0.32%, 04/12/10	40,000	40,000
Bank of America, N.A.
0.50%, 04/22/10	147,000	147,000
Bank of Nova Scotia
0.23%, 04/06/10	141,000	141,000
Barclays Bank PLC
0.61%, 04/13/10	100,000	100,000
Breckenridge Terrace, L.L.C.
0.30%, 04/01/10 (a)	1,000	1,000
Citigroup Funding, Inc.
1.30%, 05/07/10 (a)	25,000	25,014
Commonwealth Bank of Australia
0.28%, 04/12/10 (c)	26,000	26,000
Eagle County, Colorado Taxable Housing Facilities
0.30%, 04/01/10 (a)	2,000	2,000
Fannie Mae
0.14%, 04/13/10	470,000	469,949
0.20%, 05/05/10	120,000	119,985
Freddie Mac
0.05%, 04/12/10	100,000	100,000
JPMorgan Chase Bank, N.A.
0.24%, 04/21/10	47,000	47,000
Rabobank Nederland
0.23%, 04/06/10	70,000	70,000
0.37%, 04/14/10	33,000	33,000
0.35%, 04/26/10	285,000	285,000
Royal Bank of Canada
0.23%, 04/06/10	50,000	50,000
Societe Generale
0.29%, 04/20/10	130,000	130,000
0.30%, 04/26/10	60,000	60,000
Tenderfoot Seasonal Housing, L.L.C.
0.30%, 04/01/10 (a)	2,885	2,885
Wells Fargo & Co.
0.47%, 05/20/10	50,000	50,027
Westpac Banking Corp.
0.27%, 04/15/10	175,000	174,983
0.25%, 04/28/10 (c)	100,000	100,000

Total Variable-Rate Obligations (Cost $2,294,845)		2,294,845

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 6.9% of net assets

Whistlejacket Capital, L.L.C.
n/a, n/a (c)(d)(e)	2,739	2,739

Repurchase Agreements 6.9%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $206,000
0.03%, issued 03/31/10, due 04/01/10	200,000	200,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $312,794
0.04%, issued 03/31/10, due 04/01/10	300,000	300,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $27,059
0.03%, issued 03/31/10, due 04/01/10	26,525	26,525
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $234,000
0.03%, issued 03/31/10, due 04/01/10	225,000	225,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $357,000
0.01%, issued 03/31/10, due 04/01/10	340,000	340,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $89,250
0.15%, issued 03/26/10, due 04/01/10	85,002	85,000

4

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Portfolio Holdings  (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $163,685
0.05%, issued 03/31/10, due 04/01/10	160,000	160,000

		1,336,525

Total Other Investments (Cost $1,339,264)		1,339,264

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Security 0.1% of net assets

U.S. Treasury Bill 0.1%
U.S. Treasury Bill
0.15%, 04/19/10	20,000	19,999

Total U.S. Government Security (Cost $19,999)		19,999

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10, the tax basis cost of the fund’s investments was $19,599,569.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,610,062 or 18.4% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $93,739 or 0.5% of net assets.
(e)	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
(f)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversificiation requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active

 5

 Schwab Advisor Cash Reserves

Portfolio Holdings  (Unaudited) continued

markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47712MAR10 - 00

6

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 2.	Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Charles Schwab Family of Funds

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: May 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date: May 21, 2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: May 21, 2010